MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

COMMON STOCK

Shares			Value ($)
BANKS		3.43%
254,400	City National Corp		18,723,840
			$18,723,840

BIOTECHNOLOGY		2.76%
321,896	Thermo Fisher Scientific Inc*		15,048,638
			$15,048,638

BROADCAST/MEDIA		3.24%
576,500	CBS Corp		17,635,135
			$17,635,135

BUILDING MATERIALS		1.43%
166,900	USG Corp ^^*		7,790,892
			$7,790,892

ELECTRONIC INSTRUMENTS & EQUIP		1.59%
131,400	Anixter International Inc ^^*		8,664,516
			$8,664,516

FINANCIAL SERVICES		13.75%
140,800	Franklin Resources Inc		17,012,864
897,600	Janus Capital Group Inc ^^		18,768,816
397,225	Northern Trust Corp		23,889,112
322,100	T Rowe Price Group Inc		15,199,899
			$74,870,691

FOOD & BEVERAGES		0.82%
210,800	Constellation Brands Inc ^^*		4,464,744
			$4,464,744

FOREIGN BANKS		1.43%
242,235	TD Banknorth Inc		7,790,278
			$7,790,278

HEALTH CARE RELATED		3.09%
568,280	IMS Health Inc		16,855,185
			16,855,185

HOTELS/MOTELS		3.64%
423,000	Carnival Corp		19,821,780
			$19,821,780

HOUSEHOLD GOODS		12.77%
206,100	Black & Decker Corp		16,821,882

230,000	Clorox Co		14,648,700
173,400	Energizer Holdings Inc*		14,796,222
283,595	Mohawk Industries Inc ^^*		23,268,970
			$69,535,774

INSURANCE RELATED		1.62%
286,500	HCC Insurance Holdings Inc		8,824,200
			$8,824,200

LEISURE & ENTERTAINMENT		2.17%
429,100	Mattel Inc		11,830,287
			$11,830,287

MEDICAL PRODUCTS		3.53%
364,925	Baxter International Inc		19,220,600
			$19,220,600

OFFICE EQUIPMENT & SUPPLIES		4.66%
559,700	Pitney Bowes Inc		25,404,783
			$25,404,783

POLLUTION CONTROL		1.41%
222,500	Waste Management Inc		7,656,225
			$7,656,225

PRINTING & PUBLISHING		9.54%
326,950	Gannett Co Inc		18,404,016
328,100	McClatchy Co Class A ^^		10,371,241
722,600	Tribune Co		23,202,686
			$51,977,943

RESTAURANTS		3.19%
300,800	Yum! Brands Inc		17,374,208
			$17,374,208

SPECIALIZED SERVICES		24.04%
796,580	Accenture Ltd		30,700,191
317,280	Career Education Corp*		9,677,040
115,850	Dun & Bradstreet Corp		10,565,520
374,400	Equifax Inc		13,646,880
784,075	H&R Block Inc		16,496,938
354,700	Harte-Hanks Inc		9,786,173
324,000	Hewitt Associates Inc*		9,470,520
941,400	Interpublic Group of Cos Inc ^^*		11,588,634
185,400	Omnicom Group Inc		18,981,252
			$130,913,148

TOTAL COMMON STOCK		98.11%	$534,402,867
		(Cost $ 435,216,918)

SHORT-TERM INVESTMENTS
Par Value ($)	Value ($)
10,273,000 Federal Home Loan Bank	10,270,146

5.070%, April 2, 2007

TOTAL SHORT-TERM INVESTMENTS	1.89%	$10,270,146
	(Cost $ 10,270,146)

TOTAL MAXIM ARIEL MID-CAP VALUE PORTFOLIO	100%	$544,673,013
	(Cost $ 445,487,064)

Legend
*	Non-income Producing Security
^^

A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2007, the U.S. Federal income tax cost basis was $445,936,475. The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $115,903,023 and gross depreciation of securities in which there was an excess of tax cost over value of $17,166,485, resulting in net appreciation of $98,736,538.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

COMMON STOCK

Shares			Value ($)
BANKS		4.87%
391,550	Chittenden Corp ^^		11,820,895
628,800	Greater Bay Bancorp ^^		16,908,432
			$28,729,327

BIOTECHNOLOGY		1.74%
147,500	Bio Rad Labs Inc *		10,301,400
			$10,301,400

BROADCAST/MEDIA		1.85%
1,690,200	Radio One Inc *		10,918,692
			$10,918,692

ELECTRONIC INSTRUMENTS & EQUIP		6.63%
372,350	Anixter International Inc ^^ *		24,552,759
358,800	Littlefuse Inc^^*		14,567,280
			$39,120,039

FINANCIAL SERVICES		4.09%
1,153,800	Janus Capital Group Inc^^		24,125,958
			$24,125,958

FOOD & BEVERAGES		3.05%
337,646	JM Smucker Co		18,003,285
			$18,003,285

HOUSEHOLD GOODS		7.50%
338,400	Energizer Holdings Inc ^^ *		28,875,672
957,650	Interface Inc		15,312,824
			$44,188,496

INSURANCE RELATED		15.82%
555,575	Assured Guaranty Ltd		15,178,309
658,475	HCC Insurance Holdings Inc		20,281,030
1,199,125	Horace Mann Educators Corp ^^		24,642,019
68,325	Markel Corp*		33,126,010
			$93,227,368

INVESTMENT BANK/BROKERAGE FIRM		2.20%

393,125	S & T Bancorp Inc^^		12,988,850
			$12,988,850

MACHINERY		3.52%
407,700	IDEX Corp		20,743,776
			$20,743,776

MANUFACTURING		8.73%
1,139,600	Blount International Inc ^^*		14,188,020
463,031	Matthews International Corp Class A ^^		18,845,362
925,125	Steelcase Inc ^^		18,400,736
			$51,434,118

MEDICAL PRODUCTS		0.94%
317,350	Invacare Corp ^^		5,534,584
			$5,534,584

OFFICE EQUIPMENT & SUPPLIES		8.52%
531,286	Acco Brands Corp *		12,798,680
703,050	Brady Corp Class A ^^		21,935,160
462,200	Herman Miller Inc		15,479,078
			$50,212,918

PRINTING & PUBLISHING		4.03%
811,300	Journal Register Co ^^		4,835,348
629,300	Lee Enterprises Inc ^^		18,910,465
			$23,745,813

REAL ESTATE		3.72%
210,338	Jones Lang LaSalle Inc		21,934,047
			$21,934,047

RESTAURANTS		2.76%
439,550	Bob Evans Farms Inc		16,241,373
			$16,241,373

SPECIALIZED SERVICES		12.50%
1,347,250	Bearing Point Inc ^^ *		10,319,935
342,825	Career Education Corp ^^ *		10,456,163
220,800	DeVry Inc ^^		6,480,480
413,800	Harte-Hanks Inc		11,416,742
893,675	Hewitt Associates Inc *		26,122,117
576,500	Service Master Co ^^		8,872,335
			$73,667,772

TOTAL COMMON STOCK		92.47%	$545,117,816
		(Cost $ 426,911,480)

SHORT-TERM INVESTMENTS

ParValue($)	Value($)

1,000,000 Fannie Mae		998,707
5.250%, April 9, 2007
732,000 Farmer Mac		731,475
5.240%, April 5, 2007
424,000 Federal Farm Credit Bank		423,879
5.210%, April 2, 2007
8,900,000 Federal Home Loan Bank		8,888,584
5.210%, April 9, 2007
29,446,000 Federal Home Loan Bank		29,437,817
5.230%, April 2, 2007
150,000 Federal Home Loan Bank		149,892
5.240%, April 5 ,2007
2,290,000 Federal Home Loan Bank		2,288,689
5.250%, April 4, 2007
150,000 Freddie Mac		149,806
5.260%, April 9, 2007
1,300,000 Freddie Mac		1,299,633
5.170%, April 2, 2007
TOTAL SHORT-TERM INVESTMENTS	7.53%	$44,368,482
	(Cost $44,368,482)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO	100%	$589,486,298
	(Cost $471,279,962)

Legend
*	Non-income Producing Security
^^

A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2007, the U.S. Federal income tax cost basis was $471,916,280. The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $146,753,947 and gross depreciation of securities in which there was an excess of tax cost over value of $29,183,929, resulting in net appreciation of $117,570,018.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

COMMON STOCK

Shares			Value($)
AEROSPACE & DEFENSE		2.80%
481,200	BAE Systems PLC		4,360,600
175,350	European Aeronautic Defence & Space Co		5,439,061
			$9,799,661

AIRLINES		2.03%
49,400	Air France - KLM		2,253,583
178,100	Deutsche Lufthansa AG #		4,836,791
			$7,090,374

AUTO PARTS & EQUIPMENT		0.99%
3,000	Continental AG		387,769
35,900	Hyundai Mobis		3,083,248
			$3,471,017

AUTOMOBILES		5.41%
97,600	Renault SA		11,414,633
116,900	Toyota Motor Corp		7,489,774
			$18,904,407

BUILDING MATERIALS		0.91%
72,000	Buzzi Unicem SpA		2,189,075
32,600	Italcementi SpA		976,358
			$3,165,433

CHEMICALS		3.47%
76,000	BASF AG		8,556,459
407,000	Mitsui Chemicals Inc		3,557,451
			$12,113,910

ELECTRIC COMPANIES		3.48%
53,600	E. on AG		7,287,578
45,960	RWE AG		4,861,904
			$12,149,482

ELECTRONIC INSTRUMENTS & EQUIP		3.32%
1,083,800	AU Optronics Corp (warrants)*		1,528,158
106,300	AU Optronics Corp ADR		1,520,092
5,460	Samsung Electronics Co Ltd		3,267,411
274,000	Sharp Corp		5,278,174
			$11,593,835

ELECTRONICS - SEMICONDUCTOR		1.04%
338,889	Taiwan Semiconductor Manufacturing Co Ltd		3,643,057
			$3,643,057

FINANCIAL SERVICES		3.64%
1,870,600	Citigroup Siliconware Precision Industries Co (warrants)*		3,441,904
35,610	Orix Corp		9,277,215
			$12,719,119

FOREIGN BANKS		22.92%
85,800	BNP Paribas		8,961,784
783,400	Bank Leumi Le-Israel		2,826,118
582,700	Barclays PLC		8,267,444
161,040	Credit Agricole SA		6,279,482
106,500	Credit Suisse Group		7,642,513
8,847,522	Deutsche Bank AG/London United Micoel		5,069,630
109,600	Fortis		5,005,709
370,390	HBOS PLC		7,631,272
48,300	Kookmin Bank		4,333,036
263,700	Royal Bank of Scotland Group PLC		10,290,200
43,795	Societe Generale		7,568,574
684	Sumitomo Mitsui Financial Group Inc		6,210,794
			$80,086,556

GOLD, METALS & MINING		9.27%
142,724	Arcelor Mittal		7,579,865
166,200	JFE Holdings Inc		9,830,397
16,000	POSCO		6,717,687
161,040	Xstrata PLC		8,271,138
			$32,399,087

INSURANCE RELATED		11.52%
28,000	Allianz SE		5,749,315
424,700	Aviva PLC		6,259,722
64,700	Fondiaria - Sai SpA		2,970,570
911,790	Friends Provident PLC		3,449,468
273,500	ING Groep NV		11,563,439
60,600	Muenchener Rueckver AG (registered)		10,249,357
			$40,241,871

INVESTMENT BANK/BROKERAGE FIRM		0.00%

932,000	Peregrine Investments Holdings Ltd*		0
			$0

MACHINERY		0.89%
313,000	Sumitomo Heavy Industries Ltd		3,118,313
			$3,118,313

OIL & GAS		10.84%
263,100	BP PLC		2,857,926
4,746,000	China Petroleum & Chemical Corp		4,014,982
229,900	Eni SpA		7,481,217
28,000	MOL Magyar Olaj-es Gazipari (rights)		3,229,800
85,200	Petroleo Brasileiro SA ADR		7,612,620
108,400	Repsol YPF SA		3,654,893
128,800	Total SA		9,024,379
			$37,875,817

PHARMACEUTICALS		3.38%
59,900	AstraZeneca Group PLC		3,222,674
101,600	Glaxosmithkline PLC		2,793,065
66,600	Sanofi-Aventis		5,791,769
			$11,807,508

REAL ESTATE		0.38%
40,600	Leopalace21 Corp		1,343,686
			$1,343,686

RETAIL		2.94%
950,900	J Sainsbury PLC		10,282,377
			$10,282,377

TELEPHONE & TELECOMMUNICATIONS		4.59%
1,745,000	China Netcom Group Corp (Hong Kong) Ltd		4,555,961
626	Nippon Telegraph & Telephone Corp		3,309,555
3,067,412	Vodafone Group PLC		8,179,041
			$16,044,557

TOBACCO		2.36%
1,681	Japan Tobacco Inc		8,259,496
			$8,259,496

TRANSPORTATION		2.08%
655,000	Mitsui OSK Lines Ltd		7,270,367
			$7,270,367

TOTAL COMMON STOCK		98.26%	$343,379,930
		(Cost $249,550,379)

SHORT-TERM INVESTMENTS
Par Value ($)	Value ($)

6,085,000 Federal Home Loan Bank		6,083,309
5.070%, April 2, 2007
TOTAL SHORT-TERM INVESTMENTS	1.74%	$6,083,309
	(Cost $6,083,309)
TOTAL MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO	100%	$349,463,239

Legend
*	Non-income Producing Security
#

The Maxim Bernstein International Equity Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2007 were $3,258,979, $4,836,791, and 1.34%, respectively.

Security is fair valued at March 31, 2007.
Security has no market value at March 31, 2007.
ADR – American Depository Receipt
Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Belgium	$5,005,709	1.43%
Brazil	7,612,620	2.18%
China	4,014,982	1.15%
France	59,208,962	16.94%
Germany	41,929,173	12.00%
Hong Kong	4,555,961	1.30%
Hungary	3,229,800	0.92%
Israel	2,826,118	0.81%
Italy	13,617,220	3.90%
Japan	64,945,222	18.58%
Korea	17,401,382	4.98%
Luxembourg	1,528,158	0.44%
Netherlands	16,667,607	4.77%
Spain	3,654,893	1.05%
Switzerland	7,642,513	2.19%
Taiwan	10,232,779	2.93%
United Kingdom	75,864,927	21.70%
United States	9,525,213	2.73%
	$349,463,239	100.00%

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

COMMON STOCK

Shares			Value ($)
AEROSPACE & DEFENSE		2.23%
17,229	AAR Corp*		474,831
5,649	Applied Signal Technology Inc ^^		101,287
14,074	Armor Holdings Inc ^^*		947,603
12,676	Ceradyne Inc*		691,148
7,188	Cubic Corp ^^		155,548
20,606	Curtiss-Wright Corp		794,155
7,653	EDO Corp ^^		200,509
11,895	Esterline Technologies Corp*		488,528
26,018	GenCorp Inc ^^*		360,089
11,262	Kaman Corp Class A		262,517
19,776	Moog Inc*		823,670
16,240	Teledyne Technologies Inc*		608,026
7,667	Triumph Group Inc ^^		424,292
			$6,332,203
AGRICULTURE		0.68%
34,682	Corn Products International Inc		1,234,332
17,017	Delta & Pine Land Co		701,101
			$1,935,433
AIR FREIGHT		0.37%
14,786	EGL Inc*		585,969
14,180	Forward Air Corp		466,239
			$1,052,208

AIRLINES		0.36%
17,037	Frontier Airlines Holdings Inc ^^*		102,393
15,411	Mesa Air Group Inc ^^*		115,970
29,965	SkyWest Inc		803,961
			$1,022,324
AUTO PARTS & EQUIPMENT		0.40%
8,691	Drew Industries Inc ^^*		249,258
21,081	LKQ Corp*		460,831
5,497	Midas Inc*		118,570
5,524	Standard Motor Products Inc ^^		94,295
10,650	Superior Industries International Inc ^^		221,840
			$1,144,794
AUTOMOBILES		0.35%
7,308	Coachmen Industries Inc		76,953
29,800	Fleetwood Enterprises Inc ^^*		235,718
12,460	Monaco Coach Corp ^^		198,515
14,614	Winnebago Industries Inc ^^		491,469
			$1,002,655
BANKS		5.75%
17,118	Boston Private Financial Holdings Inc ^^		477,935
13,150	Cascade Bancorp ^^		341,111
14,307	Central Pacific Financial Corp		523,207

21,092	Chittenden Corp		636,767
13,950	Community Bank System Inc		291,820
28,702	East West Bancorp Inc		1,053,534
38,759	First BanCorp ^^		513,944
29,256	First Commonwealth Financial Corp ^^		343,758
14,900	First Financial Bancorp ^^		225,139
6,003	First Indiana Corp		131,166
23,247	First Midwest Bancorp Inc		854,328
14,376	First Republic Bank		771,992
24,475	Glacier Bancorp Inc ^^		588,379
19,230	Hanmi Financial Corp ^^		366,524
9,475	Independent Bank Corp		193,006
8,741	Irwin Financial Corp		162,921
9,720	Nara Bancorp Inc		170,197
8,617	PrivateBancorp Inc ^^		315,038
16,038	Prosperity Bancshares Inc		557,160
14,986	Provident Bankshares Corp		492,440
34,720	South Finanical Group Inc		858,279
8,696	Sterling Bancorp NY		157,373
33,519	Sterling Bancshares Inc ^^		374,743
23,763	Sterling Financial Corp ^^		741,168
24,254	Susquehanna Bancshares Inc		562,450
34,847	TrustCo Bank Corp NY ^^		333,835
46,386	UCBH Holdings Inc ^^		863,707
27,103	Umpqua Holdings Corp ^^		725,547
17,006	United Bankshares Inc		595,720
16,850	United Community Banks Inc		552,512
30,739	Whitney Holding Corp		939,999
7,162	Wilshire Bancorp		117,457
11,659	Wintrust Financial Corp		520,108
			$16,353,264
BIOTECHNOLOGY		1.24%
13,179	ArQule Inc ^^*		98,315
12,439	Cambrex Corp		306,000
11,200	Digene Corp*		474,992
8,928	Dionex Corp*		608,086
14,480	Enzo Biochem Inc ^^*		218,359
5,720	Kendle International Inc*		203,174
12,758	PAREXEL International Corp*		458,905
8,554	PharmaNet Development Group Inc*		222,404
30,537	Regeneron Pharmaceuticals Inc*		660,210
21,586	Savient Pharmaceuticals Inc ^^*		259,464
			$3,509,909
BROADCAST/MEDIA		0.08%
35,812	Radio One Inc*		231,346
			$231,346
BUILDING MATERIALS		1.48%
13,213	Apogee Enterprises Inc		264,778
12,240	Griffon Corp*		302,940
19,683	Headwaters Inc ^^*		430,074
26,725	Lennox International Inc		954,083
9,378	NCI Building Systems Inc ^^*		447,706
17,129	Simpson Manufacturing Co Inc ^^		528,258

11,184	Texas Industries Inc		844,728
8,829	Universal Forest Products Inc ^^		437,477
			$4,210,044
CHEMICALS		1.25%
11,299	A Schulman Inc		266,204
11,264	Arch Chemicals Inc		351,662
15,918	Georgia Gulf Corp ^^		258,031
28,216	HB Fuller Co		769,450
11,679	MacDermid Inc		407,247
5,911	Material Sciences Corp*		58,992
13,856	OM Group Inc*		619,086
19,558	Omnova Solutions Inc*		106,787
4,156	Penford Corp		83,702
43,191	PolyOne Corp*		263,465
4,659	Quaker Chemical Corp		110,927
19,200	Tronox Inc		268,423
			$3,563,976

COMMUNICATIONS EQUIPMENT		1.63%
8,406	Audiovox Corp Class A*		123,820
5,535	Bel Fuse Inc Class B		214,260
20,798	Belden CDT Inc		1,114,565
8,080	Black Box Corp		295,243
22,694	C-Cor Inc*		314,539
10,800	Comtech Telecommunications Corp*		418,284
11,669	Digi International Inc*		148,196
15,350	Ditech Networks Inc*		124,637
34,736	Harmonic Inc*		341,108
9,954	Inter-Tel Inc		235,313
15,968	NETGEAR Inc ^^*		455,567
11,738	Network Equipment Technologies Inc*		113,859
10,373	PC-Tel Inc*		105,497
21,605	SymmetriCom Inc ^^*		179,322
6,166	Tollgrade Communications Inc*		77,445
11,482	ViaSat Inc*		378,562
			$4,640,217

COMPUTER HARDWARE & SYSTEMS		0.88%
55,104	Adaptec Inc*		213,253
19,168	Avid Technology Inc ^^*		668,580
12,085	Hutchinson Technology Inc ^^*		282,185
14,510	Komag Inc ^^*		474,912
9,295	Neoware Systems Inc ^^*		93,601
13,929	Novatel Wireless Inc ^^*		223,421
30,020	Secure Computing Corp ^^*		231,154
12,109	Synaptics Inc ^^*		309,748
			$2,496,854

COMPUTER SOFTWARE & SERVICES		6.13%
18,048	ANSYS Inc*		916,297
22,714	Allscripts Healthcare Solutions Inc ^^*		608,962
11,282	Altiris Inc*		371,291
5,340	Bankrate Inc ^^*		188,182

20,650	Blackbaud Inc		504,273
6,743	Blue Coat Systems Inc ^^*		247,670
14,335	CACI International Inc Class A*		671,738
25,157	CIBER Inc*		197,986
12,541	Captaris Inc*		72,613
4,592	Catapult Communications Corp*		44,726
13,000	Concur Technologies Inc ^^*		226,980
6,696	EPIQ Systems Inc ^^*		136,464
26,900	Epicor Software Corp*		374,179
17,578	FactSet Research Systems Inc		1,104,777
27,495	Hyperion Solutions Corp (1)*		1,425,066
14,667	InfoSpace Inc*		376,502
13,609	JDA Software Group Inc ^^*		204,543
20,730	Keane Inc*		281,513
14,754	Kronos Inc*		789,339
10,093	MAXIMUS Inc ^^		348,007
18,925	MICROS Systems Inc*		1,021,761
13,031	MIVA Inc*		50,037
8,522	ManTech International Corp*		284,720
12,666	Manhattan Associates Inc*		347,429
10,058	MapInfo Corp*		202,468
20,948	Napster Inc*		86,725
11,924	Phoenix Technologies Ltd*		74,516
18,983	Progress Software Corp*		592,270
7,920	Quality Systems Inc ^^		316,800
12,083	Radiant Systems Inc*		157,441
9,251	SPSS Inc*		333,986
12,078	Sonic Solutions ^^*		170,300
13,772	Sykes Enterprises Inc*		251,201
30,558	THQ Inc*		1,044,778
33,925	Take-Two Interactive Software Inc ^^*		683,250
30,851	United Online Inc ^^		432,840
20,502	WebEx Communications Inc*		1,165,744
20,866	Websense Inc*		479,709
22,792	j2 Global Communications Inc ^^		631,795
			$17,418,878

CONGLOMERATES		0.16%
5,789	Standex International Corp		165,044
13,206	Tredegar Corp		300,965
			$466,009

CONTAINERS		0.46%
16,188	AptarGroup Inc		1,083,463
12,533	Myers Industries Inc		234,117
			$1,317,580

COSMETICS & PERSONAL CARE		0.91%
8,700	Chattem Inc ^^*		512,778
7,350	Mannatech Inc ^^		118,006
26,319	NBTY Inc (1)*		1,395,960
25,931	Playtex Products Inc*		351,884
4,269	USANA Health Sciences Inc ^^*		200,088

			$2,578,716

DISTRIBUTORS		1.50%
17,582	Applied Industrial Technologies Inc		431,286
7,612	Keystone Automotive Industries Inc*		256,524
1,953	Lawson Products Inc		73,980
6,261	Nash Finch Co ^^		215,794
18,741	Owens & Minor Inc ^^		688,357
16,311	Performance Food Group Co*		503,521
10,050	Spartan Stores Inc		274,868
19,919	United Natural Foods Inc ^^*		610,318
11,410	Watsco Inc ^^		582,709
13,261	World Fuel Services Corp		613,454
			$4,250,811

ELECTRIC COMPANIES		1.22%
14,186	ALLETE Inc		661,351
6,300	CH Energy Group Inc		306,747
4,717	Central Vermont Public Service Corp		135,944
26,826	Cleco Corp		692,916
21,463	El Paso Electric Co*		565,550
2,473	Green Mountain Power Corp		86,234
11,682	UIL Holdings Corp		405,366
16,427	UniSource Energy Corp ^^		616,834
			$3,470,942

ELECTRONIC INSTRUMENTS & EQUIP		6.05%
10,582	AO Smith Corp		404,444
20,204	Acuity Brands Inc		1,099,906
34,280	Aeroflex Inc*		450,782
14,354	Agilysys Inc		322,535
14,675	Anixter International Inc ^^*		967,670
19,172	Baldor Electric Co		723,551
14,122	Bell Microproducts Inc ^^*		90,381
33,563	Benchmark Electronics Inc*		692,379
23,680	Brightpoint Inc ^^		269,755
11,903	C&D Technologies Inc ^^		59,872
16,662	CTS Corp		230,260
18,259	Checkpoint Systems Inc*		432,008
20,690	Cognex Corp		448,352
14,552	Coherent Inc*		461,881
14,850	Daktronics Inc ^^		407,484
13,572	Electro Scientific Industries Inc ^^*		261,125
30,570	Flir Systems Inc ^^*		1,088,649
10,724	Gerber Scientific Inc*		113,782
23,432	Global Imaging Systems Inc		456,924
12,002	Itron Inc ^^*		780,610
6,517	Keithley Instruments Inc		99,645
10,489	Littelfuse Inc*		425,853
8,710	LoJack Corp*		165,316
8,507	MTS Systems Corp		330,412
13,877	MagneTek Inc*		69,940
10,353	Mercury Computer Systems Inc*		143,596

16,997	Methode Electronics Inc Class A		251,046
9,410	Park Electrochemical Corp		255,199
19,304	Paxar Corp ^^*		554,025
7,710	Photon Dynamics Inc ^^*		97,206
8,068	Planar Systems Inc*		69,950
21,550	Plexus Corp		371,307
10,213	RadiSys Corp*		166,886
14,506	Regal-Beloit Corp		672,788
8,241	Rogers Corp*		365,488
11,952	ScanSource Inc		320,792
18,968	Technitrol Inc		496,772
54,980	Trimble Navigation Ltd (1)		1,475,664
14,511	Veeco Instruments Inc ^^*		282,965
9,066	Vicor Corp		90,841
13,746	Woodward Governor Co		565,923
13,335	X-Rite Inc		172,689
			$17,206,653

ELECTRONICS SEMICONDUCTOR		3.32%
16,393	ATMI Inc*		501,134
12,092	Actel Corp*		199,760
16,511	Advanced Energy Industries Inc*		347,391
47,155	Axcelis Technologies Inc*		360,264
35,211	Brooks Automation Inc*		603,869
11,150	Cabot Microelectronics Corp ^^*		373,637
10,555	Cohu Inc		198,434
17,365	Cymer Inc*		721,516
13,534	DSP Group Inc*		257,146
9,358	Diodes Inc ^^*		326,126
16,897	Exar Corp*		223,716
12,100	FEI Co ^^*		436,326
9,839	Intevac Inc ^^*		259,455
31,598	Kopin Corp*		106,801
26,748	Kulicke & Soffa Industries Inc*		247,419
17,250	MKS Instruments Inc*		440,220
35,108	Microsemi Corp*		730,598
12,212	Pericom Semiconductor Corp*		119,433
19,426	Photronics Inc*		302,074
11,596	Rudolph Technologies Inc ^^*		202,234
75,975	Skywork Solutions Inc ^^		436,857
10,534	Standard Microsystems Corp*		321,708
6,405	Supertex Inc ^^*		212,710
10,811	Ultratech Inc ^^*		147,138
25,561	Varian Semiconductor Equipment Associates Inc (1)*		1,364,447
			$9,440,413

ENGINEERING & CONSTRUCTION		1.36%
14,868	EMCOR Group Inc*		873,966
12,675	Insituform Technologies Inc Class A ^^*		263,513
37,603	Shaw Group Inc*		1,175,846
26,972	Tetra Tech Inc*		514,086
24,458	URS Corp*		1,041,667
			$3,869,078

FINANCIAL SERVICES		1.68%
8,455	Anchor Bancorp Wisconsin Inc		239,699
28,053	Bank Mutual Corp		318,963
21,307	BankAtlantic Bancorp Inc Class B ^^		233,525
14,864	BankUnited Financial Corp		315,266
28,653	Brookline Bancorp Inc		363,034
15,450	Corus Bankshares Inc ^^		263,555
12,782	Dime Community Bancshares		169,106
9,115	Downey Financial Corp ^^		588,282
12,821	Financial Federal Corp ^^		337,449
7,734	FirstFed Financial Corp ^^*		439,523
18,028	Flagstar Bancorp Inc ^^		215,435
10,948	Franklin Bank Corp*		195,641
31,534	Fremont General Corp ^^		218,531
13,052	MAF Bancorp Inc		539,570
7,462	Portfolio Recovery Associates Inc ^^*		333,178
			$4,770,757

FOOD & BEVERAGES		1.30%
24,075	Flowers Foods Inc		726,343
18,356	Hain Celestial Group Inc*		551,965
6,410	J&J Snack Foods Corp		253,131
14,351	Lance Inc ^^		290,464
6,450	Peets Coffee & Tea Inc ^^*		178,149
12,506	Ralcorp Holdings Inc*		804,136
8,100	Ruth's Chris Steak House Inc*		164,916
7,392	Sanderson Farms Inc ^^		273,948
14,546	TreeHouse Foods Inc*		443,217
			$3,686,269

GOLD, METALS & MINING		3.14%
5,880	AM Castle & Co		172,637
10,146	AMCOL International Corp		300,829
9,388	Brush Engineered Materials Inc ^^*		455,037
11,909	Carpenter Technology Corp (1)		1,441,150
10,745	Century Aluminum Co ^^*		503,726
21,593	Chaparral Steel Co		1,256,065
19,229	Cleveland-Cliffs Inc		1,227,648
13,900	Gibraltar Industries Inc		314,418
37,755	Massey Energy Co		905,743
17,253	Quanex Corp		730,665
10,711	RTI International Metals Inc*		974,808
12,222	Ryerson Inc ^^		484,236
5,358	Steel Technologies Inc		158,490
			$8,925,452

HEALTH CARE RELATED		4.14%
24,391	AMERIGROUP Corp*		739,967
16,150	AMN Healthcare Services Inc*		365,313
13,986	AmSurg Corp*		342,517
12,018	Amedisys Inc ^^		389,744
20,170	Centene Corp*		423,368

12,430	Chemed Corp		608,573
10,114	Cross Country Healthcare Inc*		184,378
10,442	Cryolife Inc*		87,817
20,349	Dendrite International Inc*		318,665
9,230	Genesis HealthCare Corp ^^*		582,505
12,718	Gentiva Health Services Inc*		256,522
13,900	HealthExtras Inc*		400,042
16,277	Healthways Inc*		760,950
31,481	Hooper Holmes Inc*		140,720
9,250	LCA-Vision Inc ^^		381,008
10,000	Matria Healthcare Inc ^^*		263,600
15,675	Odyssey Healthcare Inc*		205,821
12,300	Option Care Inc ^^		163,590
31,400	PSS World Medical Inc ^^*		662,739
22,581	Pediatrix Medical Group Inc (1)		1,288,472
8,008	RehabCare Group Inc*		127,087
25,955	Sierra Health Services Inc ^^*		1,068,568
20,882	Sunrise Senior Living Inc*		825,257
20,837	United Surgical Partners International Inc*		641,988
14,047	inVentiv Health Inc*		537,860
			$11,767,071

HOMEBUILDING		1.06%
35,641	Champion Enterprises Inc ^^*		313,641
5,616	M/I Homes Inc ^^		149,105
10,217	Meritage Homes Corp ^^*		328,170
2,248	NVR Inc (1)*		1,494,920
3,172	Skyline Corp		107,023
30,114	Standard Pacific Corp ^^		628,479
			$3,021,338

HOTELS/MOTELS		0.08%
9,912	Marcus Corp		230,553
			$230,553

HOUSEHOLD GOODS		0.87%
5,489	Bassett Furniture Industries Inc		80,798
33,250	Central Garden & Pet Co*		488,775
14,760	Ethan Allen Interiors Inc ^^		521,619
24,207	Interface Inc		387,070
23,883	La-Z-Boy Inc ^^		295,672
6,578	Lenox Group Inc ^^*		43,283
6,646	Libbey Inc		93,177
2,184	National Presto Industries Inc		134,622
5,332	Russ Berrie & Co Inc*		75,181
18,038	Spectrum Brands Inc ^^*		114,181
7,940	WD-40 Co		251,777
			$2,486,155

INSURANCE RELATED		2.87%
20,150	Delphi Financial Group Inc Class A		810,635
16,845	Hilb Rogal & Hobbs Co		826,247
9,099	Infinity Property & Casualty Corp		426,379

8,158	LandAmerica Financial Group Inc ^^		602,958
26,753	Philadelphia Consolidated Holding Corp*		1,176,864
10,000	Presidential Life Corp		197,200
15,523	ProAssurance Corp*		794,001
9,306	RLI Corp		511,179
4,649	SCPIE Holdings Inc ^^*		105,532
6,694	Safety Insurance Group Inc ^^		268,563
26,530	Selective Insurance Group Inc ^^		675,454
8,515	Stewart Information Services Corp		355,842
5,700	Triad Guaranty Inc*		236,037
9,813	United Fire & Casualty Co		344,731
17,266	Zenith National Insurance Corp		816,164
			$8,147,786

LEISURE & ENTERTAINMENT		2.00%
6,101	4Kids Entertainment Inc*		115,431
5,516	Arctic Cat Inc		107,507
12,946	JAKKS Pacific Inc ^^*		309,409
22,954	K2 Inc*		277,514
30,508	Live Nation ^^*		673,007
4,900	Monarch Casino & Resort Inc*		127,400
12,851	Multimedia Games Inc ^^*		152,922
14,657	Nautilus Group Inc ^^		226,165
27,771	Pinnacle Entertainment Inc*		807,303
16,527	Polaris Industries Inc ^^		792,966
23,416	Pool Corp ^^		838,293
9,856	RC2 Corp*		398,084
16,277	Shuffle Master Inc ^^*		297,055
8,507	Sturm Ruger & Co Inc*		114,419
11,146	WMS Industries Inc ^^*		435,407
			$5,672,882

MACHINERY		3.99%
9,561	ASV Inc ^^*		145,901
13,551	Albany International Corp Class A		487,023
8,776	Astec Industries Inc*		353,234
18,600	Barnes Group Inc		427,986
23,002	Briggs & Stratton Corp ^^		709,612
23,859	CLARCOR Inc		758,716
4,950	Cascade Corp*		296,060
9,926	EnPro Industries Inc*		357,832
24,594	Gardner Denver Inc		857,101
25,073	IDEX Corp (1)		1,275,715
13,098	Kaydon Corp ^^		557,451
5,391	Lindsay Manufacturing Co ^^		171,380
7,563	Lydall Inc*		120,176
28,965	Manitowoc Co Inc (1)		1,840,966
17,245	Mueller Industries Inc		519,075
7,935	Robbins & Myers Inc		295,896
18,778	Toro Co		962,185
8,013	Valmont Industries Inc ^^		463,392
14,201	Wabash National Corp ^^		218,983
13,803	Watts Water Technologies Inc ^^		524,928

			$11,343,612

MEDICAL PRODUCTS		5.25%
33,474	American Medical Systems Holdings Inc ^^*		708,645
6,520	Analogic Corp		409,978
12,757	ArthroCare Corp ^^*		459,762
10,986	BioLase Technology Inc ^^*		106,894
7,456	Biosite Inc ^^*		626,081
13,032	CONMED Corp*		380,926
20,950	Cooper Cos Inc		1,018,589
10,271	Cyberonics Inc ^^*		192,890
10,901	DJ Orthopedics Inc*		413,148
5,913	Datascope Corp		213,991
10,316	Greatbatch Inc*		263,059
12,294	Haemonetics Corp*		574,745
24,793	Hologic Inc (1)*		1,429,069
6,842	ICU Medical Inc*		268,206
14,541	IDEXX Laboratories Inc*		1,274,228
32,047	Immucor Inc		943,144
9,191	Integra LifeSciences Holdings ^^*		418,926
14,894	Invacare Corp ^^		259,751
5,537	Kensey Nash Corp ^^*		168,880
19,773	Mentor Corp ^^		909,558
10,050	Meridian Bioscience Inc ^^		278,988
12,771	Merit Medical Systems Inc*		160,289
8,063	Osteotech Inc*		61,601
8,464	Palomar Medical Technologies Inc ^^*		338,137
10,532	PolyMedica Corp ^^		445,820
8,016	Possis Medical Inc*		104,288
34,064	Respironics Inc (1)*		1,430,348
7,284	SurModics Inc ^^*		262,224
15,449	Theragenics Corp*		96,711
15,377	Viasys Healthcare Inc*		522,664
3,665	Vital Signs Inc		190,507
			$14,932,047

OFFICE EQUIPMENT & SUPPLIES		0.57%
25,123	Brady Corp Class A		783,838
13,827	United Stationers Inc*		828,514
			$1,612,352

OIL & GAS		5.55%
12,599	Atwood Oceanics Inc		739,435
10,962	Bristow Group Inc ^^*		399,565
22,578	Cabot Oil & Gas Corp Class A (1)		1,516,585
9,454	Carbo Ceramics Inc ^^		440,084
11,280	Dril-Quip Inc		488,198
42,496	Helix Energy Solutions Group Inc (1)*		1,584,676
10,800	Hornbeck Offshore Services Inc ^^*		309,420
8,486	Hydril Co*		816,693
32,713	Input/Output Inc ^^*		450,785
14,292	Lone Star Technologies Inc*		943,701
6,950	Lufkin Industries Inc		390,451

25,826	Oceaneering International Inc		1,087,791
8,748	Penn Virginia Corp		642,103
6,882	Petroleum Development Corp ^^*		368,669
9,967	SEACOR SMIT Inc*		980,753
29,207	St Mary Land & Exploration Co		1,071,313
13,032	Stone Energy Corp*		386,920
13,900	Swift Energy Co ^^*		580,603
33,703	TETRA Technologies Inc ^^		832,801
21,572	Unit Corp*		1,091,328
14,101	W-H Energy Services Inc*		659,081
			$15,780,955
PAPER & FOREST PRODUCTS		0.71%
17,606	Buckeye Technologies Inc*		228,548
13,501	Caraustar Industries Inc*		84,786
9,264	Chesapeake Corp		139,886
4,741	Deltic Timber Corp		227,378
6,902	Neenah Paper Inc ^^		274,285
7,596	Pope & Talbot Inc ^^*		51,273
15,985	Rock-Tenn Co Class A		530,702
7,261	Schweitzer-Mauduit International Inc		180,436
20,804	Wausau Paper Corp		298,746
			$2,016,040

PERSONAL LOANS		0.44%
13,830	Cash America International Inc		567,030
12,750	First Cash Financial Services Inc*		284,070
12,368	Rewards Network Inc*		65,544

8,200	World Acceptance Corp ^^*		327,590
			$1,244,234

PHARMACEUTICALS		0.85%
15,658	Alpharma Inc Class A ^^		377,045
7,618	Bradley Pharmaceuticals Inc ^^*		146,190
37,009	MGI Pharma Inc ^^*		831,592
11,514	Noven Pharmaceuticals Inc*		267,125
13,768	Sciele Pharma Inc ^^*		326,026
32,500	ViroPharma Inc ^^*		466,375
			$2,414,353

POLLUTION CONTROL		0.34%
31,815	Waste Connections Inc		952,541
			$952,541

PRINTING & PUBLISHING		0.46%
13,489	Bowne & Co Inc		212,182
5,492	Consolidated Graphics Inc*		406,683
12,014	John H Harland Co		615,477
5,720	Standard Register Co		72,354
			$1,306,696

RAILROADS		0.45%
35,712	Kansas City Southern (1) ^^*		1,270,633
			$1,270,633

REAL ESTATE		3.79%
14,962	Acadia Realty Trust REIT		390,059
21,568	Colonial Properties Trust REIT ^^		985,011
11,050	EastGroup Properties Inc REIT		563,882
12,320	Entertainment Properties REIT		742,280
11,273	Essex Property Trust REIT (1) ^^		1,459,628
30,300	Inland Real Estate Corp REIT ^^		555,702
15,228	Kilroy Realty Corp REIT ^^		1,123,065
9,650	LTC Properties Inc REIT		250,032
32,680	Lexington Corporate Properties Trust REIT ^^		690,529
22,900	Medical Properties Trust Inc REIT ^^		336,401
11,827	Mid-America Apartment Communities Inc REIT ^^		665,387
30,400	National Retail Properties Inc REIT ^^		735,376
7,440	PS Business Parks Inc REIT		524,669
6,936	Parkway Properties Inc REIT ^^		362,406
34,664	Senior Housing Properties Trust REIT		828,470
9,542	Sovran Self Storage Inc REIT ^^		528,722
			$10,757,345

RESTAURANTS		2.59%
15,516	CEC Entertainment Inc*		644,535
32,400	CKE Restaurants Inc		611,064
8,900	California Pizza Kitchen Inc*		292,721
7,345	IHOP Corp ^^		430,784
15,937	Jack In The Box Inc*		1,101,725
7,905	Landry's Restaurants Inc		233,988
10,859	O'Charley's Inc*		209,470
11,861	PF Changs China Bistro Inc ^^*		496,739
14,822	Panera Bread Co Class A ^^*		875,388

10,433	Papa John's International Inc*		306,730
14,177	Rare Hospitality International Inc*		426,586
7,744	Red Robin Gourmet Burgers Inc ^^*		300,622
31,662	Sonic Corp		705,430
13,092	Steak N Shake Co*		219,553
30,168	Triarc Cos Inc		518,588
			$7,373,923

RETAIL		5.24%
22,715	Aaron Rents Inc		600,585
6,500	Blue Nile Inc ^^*		264,290
13,566	Building Materials Holding Corp ^^		245,680
23,505	Casey's General Stores Inc		587,860
14,667	Cato Corp Class A		343,061
10,869	Children's Place*		606,056
17,344	Christopher & Banks Corp ^^		337,688
10,239	Cost Plus Inc ^^*		102,390
21,452	Dress Barn Inc ^^*		446,416
19,497	Finish Line Inc		245,662
18,627	Freds Inc		273,812
10,493	Genesco Inc*		435,774
9,108	Great Atlantic & Pacific Tea Co Inc ^^		302,203
11,320	Group 1 Automotive Inc ^^		450,197
13,761	Guitar Center Inc ^^*		620,896
14,739	Gymboree Corp*		590,592
10,521	Haverty Furniture Inc		147,294
14,775	Hibbett Sports Inc*		422,417
20,544	Hot Topic Inc*		228,038
22,491	Insight Enterprises Inc*		404,388
11,350	Jo-Ann Stores Inc ^^*		309,288
8,375	Jos A Bank Clothiers Inc ^^*		296,056
13,258	Longs Drug Stores Corp		684,643
8,685	MarineMax Inc ^^*		201,323
24,661	Men's Wearhouse Inc		1,160,300
25,306	Pep Boys - Manny Moe & Jack		483,092
8,699	School Specialty Inc ^^*		314,121
23,230	Select Comfort Corp ^^		413,494
14,000	Sonic Automotive Inc		399,000
20,328	Stage Stores Inc ^^		473,846
8,899	Stamps.com Inc*		127,879
12,573	Stein Mart Inc		205,201
16,126	Tractor Supply Co ^^*		830,489
13,860	Tuesday Morning Corp ^^		205,683
14,893	Tween Brands Inc*		531,978
22,793	Zale Corp ^^*		601,279
			$14,892,971

SHOES		1.21%
13,398	Brown Shoe Co Inc		562,716
15,650	Crocs Inc ^^*		739,463
5,104	Deckers Outdoor Corp ^^*		362,486
12,426	K-Swiss Inc		335,751
12,695	Skechers USA Inc*		426,171

16,954	Stride Rite Corp		260,922
25,866	Wolverine World Wide Inc		738,992
			$3,426,501

SPECIALIZED SERVICES		3.25%
20,308	ABM Industries Inc ^^		535,928
11,317	Administaff Inc		398,358
4,393	Angelica Corp		120,983
13,875	Arbitron Inc		651,431
12,200	Bright Horizons Family Solutions Inc*		460,550
6,061	CDI Corp		175,284
2,447	CPI Corp		128,492
9,425	Carreker Corp*		75,589
7,668	Central Parking Corp		170,076
12,947	Coinstar Inc*		405,241
10,030	G&K Services Inc Class A ^^		363,888
11,726	Gevity HR Inc		231,461
12,850	Healthcare Services Group Inc ^^		368,153
8,180	Heidrick & Struggles International Inc*		396,321
23,572	Labor Ready Inc*		447,632
16,733	Mobile Mini Inc ^^*		448,110
15,309	On Assignment Inc ^^*		189,985
11,257	PetMed Express Inc ^^*		133,392
4,179	Pre-Paid Legal Services Inc ^^*		209,410
26,312	Spherion Corp*		232,072
5,233	StarTek Inc		51,234
14,684	TALX Corp ^^		486,481
10,767	Universal Technical Institute Inc ^^*		248,502
4,532	Vertrue Inc ^^*		218,035
9,893	Viad Corp		381,870
5,991	Volt Information Sciences Inc ^^		156,904
19,754	Watson Wyatt & Co Holdings		961,032
21,969	eFunds Corp*		585,694
			$9,232,108

TELEPHONE & TELECOMMUNICATIONS		0.18%
9,400	CT Communications Inc		226,600
20,833	General Communication Inc Class A*		291,648
1,060	Metrocall Inc (rights) @*;		0
			$518,248

TEXTILES		0.88%
6,716	Ashworth Inc*		50,840
21,055	Fossil Inc*		557,326
11,696	Kellwood Co		343,044
9,450	Movado Group Inc		278,303
7,149	Oxford Industries Inc ^^		353,447
56,875	Quiksilver Inc ^^*		659,750
6,650	UniFirst Corp ^^		255,161
			$2,497,871

TOBACCO		0.13%
40,878	Alliance One International Inc*		377,304

			$377,304

TRANSPORTATION		1.52%
11,710	Arkansas Best Corp ^^		416,291
27,437	Heartland Express Inc ^^		435,700
18,550	Hub Group Inc		537,765
24,754	Kirby Corp		865,895
26,860	Knight Transportation Inc ^^		478,645
26,118	Landstar System Inc		1,197,249
13,018	Old Dominion Freight Line Inc*		375,049
			$4,306,594

UNIT INVESTMENT TRUST		0.10%
4,250	iShares SmallCap 600 Index Fund ^^		288,448
			$288,448

UTILITIES		3.63%
41,276	Atmos Energy Corp (1)		1,289,550
24,551	Avista Corp		593,660
5,329	Cascade Natural Gas Corp		140,419
33,384	Energen Corp (1)		1,698,912
10,063	Laclede Group Inc		312,766
12,955	New Jersey Resources Corp		648,398
12,689	Northwest Natural Gas Co		579,507
34,758	Piedmont Natural Gas Co Inc ^^		916,916
13,600	South Jersey Industries Inc ^^		517,480
50,175	Southern Union Co (1) ^^		1,524,819
19,578	Southwest Gas Corp		760,997
49,392	UGI Corp (1)		1,319,260
			$10,302,684

WATER		0.10%
7,929	American States Water Co ^^		292,342
			$292,342

TOTAL COMMON STOCK		96.88%	$275,321,983
		(Cost $222,807,981)
SHORT-TERM INVESTMENTS
Par Value ($)			Value ($)
8,488,000 Federal Home Loan Bank			8,485,642
	5.070%, April 2, 2007
375,000 United States of America (1)			374,013
	5.100%, April 19, 2007

TOTAL SHORT-TERM INVESTMENTS		3.12%	$8,859,655
		(Cost $8,859,655)

TOTAL MAXIM INDEX 600 PORTFOLIO		100%	$284,181,638
		(Cost $231,667,636)

Legend
*	Non-income Producing Security
;	Security is fair valued at March 31, 2007.
(1)	Collateral or Segregated Assets for Futures
@	Security has no market value at March 31, 2007.
REIT	Real Estate Investment Trust
^^

A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2007, the Maxim Index 600 Portfolio had 21 open Russell 2000 futures contracts. The contracts expire in June 2007 and the Portfolio has recorded unrealized appreciation of $217,325.

At March 31, 2007, the U.S. Federal income tax cost basis was $232,810,276. The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $64,316,470 and gross depreciation of securities in which there was an excess of tax cost over value of $12,945,108, resulting in net appreciation of $51,371,362.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

COMMON STOCK

Shares			Value ($)

	AEROSPACE & DEFENSE	2.10%
159,600	BAE Systems PLC sponsored ADR ^^		5,809,440
			$5,809,440

	AUTO PARTS & EQUIPMENT	2.65%
46,800	Compagnie Generale des Etablissements Michelin Class B		5,168,324
128,900	NOKCorp		2,193,181
			$7,361,505

	AUTOMOBILES	2.19%
55,800	Bayerische Motoren Werke AG		3,292,438
21,797	Toyota Motor Corp sponsored ADR		2,793,504
			$6,085,942

	BUILDINGMATERIALS	0.43%
36,436	Cemex SAB de CV		1,193,279
			$1,193,279

	CHEMICALS	2.41%
39,800	BASF AG sponsored ADR ^^		4,474,316
	Shin-Etsu Chemical Co Ltd		2,227,045
36,500			$6,701,361

	COMMUNICATIONS EQUIPMENT	0.64%
	48,205 Telefonaktiebolaget LM Ericsson*		1,787,923
			$1,787,923

	COSMETICS & PERSONAL CARE	0.88%
8,364	Kao Corp ADR		2,443,854
			$2,443,854

	ELECTRIC COMPANIES	0.39%
54,235	Korea Electric Power Corp sponsored ADR*		1,084,700
			$1,084,700

	ELECTRONIC INSTRUMENTS & EQUIP	5.45%
77,147	AU Optronics Corp ADR ^^		1,103,202
64,750	Koninklijke Philips Electronics NV NY Shrs		2,466,975
134,200	Sony Corp sponsored ADR		6,775,758
247,485	Thomson sponsored ADR		4,773,986
			$15,119,921

	FOOD & BEVERAGES	8.31%
62,000	Diageo Capital PLC sponsored ADR		5,018,900
209,200	Heineken NV ADR		5,452,568
80,600	Nestle SA sponsored ADR		7,830,290
163,400	Unilever NV NY Shrs ^^		4,774,548
			$23,076,306

	FOREIGN BANKS	15.81%
84,080	Credit Agricole SA		3,278,557
62,960	Credit Suisse Group sponsored ADR		4,522,417
164,400	Danske Bank A/S unsponsored ADR ^^		3,814,080
91,900	HSBC Holdings PLC sponsored ADR ^^		8,069,739
13,400	Kookmin Bank		1,208,010
125,600	Lloyds TSB Group PLC sponsored ADR ^^		5,585,432
18,050	National Australia Bank Ltd sponsored ADR		2,939,443
234,300	Nordea AB		3,741,257
203,900	Royal Bank of Scotland Group PLC		7,956,662
79,673	Societe Generale sponsored ADR ^^		2,764,653
			$43,880,250

	GOLD, METALS & MINING	1.03%
108,125	Anglo American PLC unsponsored ADR		2,856,663
			$2,856,663

	INSURANCE RELATED	6.00%
421,975	Aegon NV		8,414,182
63,200	ING Groep NV sponsored ADR ^^		2,675,256
192,500	Zurich Financial Services AG ADR		5,553,625
			$16,643,063

	INVESTMENT BANK/BROKERAGE FIRM	1.38%
184,500	Nomura Holdings Inc ADR		3,824,685
			$3,824,685

	MACHINERY	1.13%
23,300	SMC Corp		3,126,044
			$3,126,044

	MISCELLANEOUS	1.49%
86,100	HutchisonWhampoaLtdADR^^		4,140,136
			$4,140,136

	OFFICE EQUIPMENT & SUPPLIES	2.30%
119,000	Canon Inc sponsored ADR		6,387,920
			$6,387,920

	OIL & GAS	9.91%
113,565	BP PLC sponsored ADR		7,353,334
34,840	EnCana Corp ^^		1,763,949
52,500	Eni SpA sponsored ADR ^^		3,403,575
12,500	Petroleo Brasileiro SA ADR		1,243,875
65,065	Repsol YPF SA sponsored ADR		2,182,280

41,439	Royal Dutch Shell PLC ADR ^^		2,760,252
31,900	Sasol Ltd sponsored ADR		1,054,295
108,600	Statoil ASA sponsored ADR ^^		2,940,888
68,700	Total SA sponsored ADR ^^		4,793,886
			$27,496,334

	PAPER & FOREST PRODUCTS	3.02%
206,400	Stora Enso OYJ sponsored ADR ^^*		3,564,528
188,725	UPM-Kymmene OYJ sponsored ADR^^		4,818,149
			$8,382,677

	PHARMACEUTICALS	7.50%
126,550	Glaxosmithkline PLC ADR		6,993,153
161,600	Novartis AG ADR		8,828,208
76,000	Takeda Chemical Industries Ltd		4,985,404
			$20,806,765

	PHOTOGRAPHY/IMAGING	2.36%
160,500	FUJIFILM Holdings Corp		6,556,425
			$6,556,425

	PRINTING & PUBLISHING	1.48%
85,300	Reed Elsevier PLC sponsored ADR		4,096,106
			$4,096,106

	RAILROADS	1.27%
452	East Japan Railway Co		3,521,181
			3,521,181

	REAL ESTATE	0.98%
214,960	Cheung Kong Holdings Ltd unsponsored ADR		2,720,620
			$2,720,620

	RETAIL	5.66%
4,200	Carrefour SA		307,178
502,470	Kingfisher PLC sponsored ADR ^^		5,175,441
153,100	Seven & I Holdings Co Ltd		4,664,197
916,400	William Morrison Supermarkets PLC		5,567,792
			$15,714,608

	TELEPHONE & TELECOMMUNICATIONS		8.61%
127,787	BCE Inc ^^		3,613,816
120,000	Nippon Telegraph & Telephone Corp sponsored ADR		3,169,200
297,300	Nokia OYJ sponsored ADR ^^		6,814,116
35,200	PT Telekomunikasi Indonesia sponsored ADR		1,518,528
50,950	Telefonos de Mexico SA de CV sponsored ADR^^		1,701,730
263,812	Vodafone Group PLC sponsored ADR		7,085,990
			$23,903,380

	TRANSPORTATION	2.49%
150,002	TNT NV ADR ^^		6,907,591
			6,907,591

TOTAL COMMON STOCK	97.87%	$271,628,679
(Cost $201,124,148)

SHORT-TERM INVESTMENTS
Par Value ($)		Value ($)
5,911,000 Federal Home Loan Bank
5.070%, April 2, 2007		$5,909,358

TOTAL SHORT-TERM INVESTMENTS	2.13%	$5,909,358
	(Cost $5,909,358)
TOTAL MAXIM INVESCO ADR PORTFOLIO	100%	$277,538,037

Legend
*	Non-income Producing Security
^^

A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

ADR	American Depository Receipt
Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2007, the U.S. Federal income tax cost basis was $209,253,475. The Maxim INVESCO ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $71,175,266 and gross depreciation of securities in which there was an excess of tax cost over value of $2,890,704, resulting in net appreciation of $68,284,562.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Brazil	$1,243,875	0.45%
Canada	5,377,765	1.94%
Denmark	3,814,080	1.37%
Finland	15,196,793	5.48%
France	21,086,584	7.60%
Germany	7,766,754	2.80%
Hong Kong	6,860,756	2.47%
Indonesia	1,518,528	0.55%
Italy	3,403,575	1.23%
Japan	49,874,894	17.97%
Korea	2,292,710	0.83%
Mexico	2,895,009	1.04%
Netherlands	30,691,120	11.06%
Norway	2,940,888	1.06%
South Africa	1,054,295	0.38%
Spain	2,182,280	0.79%
Sweden	5,529,180	1.99%
Switzerland	26,734,540	9.63%
Taiwan	1,103,202	0.40%
United Kingdom	74,328,904	26.77%
United States	11,642,305	4.19%
	$277,538,037	100.00%

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

COMMON STOCK

Shares			Value ($)
AEROSPACE & DEFENSE		0.55%
18,685	Precision Castparts Corp		1,944,174
			1,944,174

AGRICULTURE		1.83%
118,215	Monsanto Co		6,497,096
			6,497,096

BANKS		5.15%
532,085	Wells Fargo & Co		18,319,687
			$18,319,687

BIOTECHNOLOGY		10.79%
7,695,357	Celgene Corp*		146,690
126,145	Genentech Inc*		10,359,027
266,370	Gilead Sciences Inc*		20,377,305
			$38,431,689

BROADCAST/MEDIA		1.10%
153,285	Comcast Corp		3,904,169
			$3,904,169

CHEMICALS		4.12%
51,935	Amylin Pharmaceuticals Inc ^^*		1,940,292
79,660	Potash Corp of Saskatchewan Inc ^^		12,740,024
			$14,680,316

COMMUNICATIONS EQUIPMENT		1.10%
91,540	QUALCOMM Inc		3,905,096
			$3,905,096

COMPUTERHARDWARE&SYSTEMS		11.66%
313,070	Apple Computer Inc*		29,087,334
50,205	Research in Motion Ltd*		6,852,480
932,335	Sun Microsystems Inc*		5,603,333
			$41,543,147

COMPUTERSOFTWARE&SERVICES		3.05%
67,955	Electronic Arts Inc*		3,422,214
16,250	Google Inc*		7,445,100
			$10,867,314

ELECTRONIC INSTRUMENTS & EQUIP		1.24%
87,750	Sony Corp sponsored ADR		4,430,498
			$4,430,498

FINANCIAL SERVICES		2.81%
161,575	Moody's Corp		10,027,345
			$10,027,345

HOTELS/MOTELS		0.71%
157,165	Melco PBL Entertainment Ltd*		2,536,643
			$2,536,643

HOUSEHOLD GOODS		6.20%
96,460	Kimberly-Clark Corp		6,606,545
244,825	Procter & Gamble Co		15,463,147
			$22,069,692

INVESTMENT BANK/BROKERAGE FIRM		12.22%
24,340	Bear Stearns Co Inc		3,659,519
64,550	Goldman Sachs Group Inc		13,337,967
558,713	KKR Private Equity Investors LP		13,548,790
191,170	Lazard Ltd		9,592,911
20,955	Lehman Brothers Holdings Inc		1,468,317
23,640	Merrill Lynch & Co Inc		1,930,679
			$43,538,183

LEISURE & ENTERTAINMENT		5.04%
148,385	Boyd Gaming Corp		7,069,061
128,935	Harrah's Entertainment Inc		10,888,561
			$17,957,622

MEDICAL PRODUCTS		1.61%
43,585	Alcon Inc		5,745,375
			$5,745,375

OIL & GAS		12.64%
50,260	Apache Corp		3,553,382
1,53,945	ConocoPhillips		10,522,141
51,405	EOG Resources		3,667,233
77,690	Hess Corp ^^		4,309,464
81,940	Occidental Petroleum Corp		4,040,461
188,105	Suncor Energy Inc ^^		14,361,817
71,145	Valero Energy Corp		4,588,141
			$45,042,639

PERSONAL LOANS		1.97%
124,485	American Express Co		7,020,954
			$7,020,954

RETAIL		3.97%
172,260	JC Penney Co Inc		14,152,882
			$14,152,882

SPECIALIZED SERVICES		2.59%
146,555	Lamar Advertising Co ^^		9,228,568
			$9,228,568

TELEPHONE & TELECOMMUNICATIONS		3.64%
1,097,550	Level 3 Communications Inc ^^*		6,695,055
302,025	Time Warner Telecom Inc ^^*		6,273,059
			$12,968,114

UTILITIES		1.97%
326,370	AES Corp*		7,023,481
			$7,023,481

TOTAL COMMON STOCK		95.96%	$341,834,684
		(Cost $ 266,968,023)

SHORT-TERM INVESTMENTS
Par Value ($)		Value ($)
14,385,000 Federal Home Loan Bank		14,381,004
5.070%. April 2, 2007

TOTAL SHORT-TERM INVESTMENTS	4.04%	$14,381,004

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO	100%	$356,215,688
	(Cost $281,349,027)

Legend
*	Non-income Producing Security
ADR	American Depository Receipt
^^

A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2007, the U.S. Federal income tax cost basis was $281,390,437. The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $77,492,434 and gross depreciation of securities in which there was an excess of tax cost over value of $2,667,183, resulting in net appreciation of $74,825,251.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

COMMON STOCK

Shares			Value ($)
	AEROSPACE & DEFENSE	2.39%
64,420	AAR Corp ^^*		1,775,415
72,900	Moog Inc*		3,036,285
50,943	Teledyne Technologies Inc*		1,907,306
			$6,719,006

	AUTOPARTS & EQUIPMENT	0.95%
61,700	Commercial Vehicle Group Inc*		1,271,020
84,600	Gentex Corp ^^		1,374,750
			$2,645,770

	AUTOMOBILES	0.69%
29,400	Lithia Motors Inc ^^		805,854
33,600	Winnebago Industries Inc ^^		1,129,968
			$1,935,822

	BANKS	6.89%
27,600	Alabama National BanCorp ^^		1,954,356
115,964	CVB Financial Corp ^^		1,379,972
3,669	Centerstate Banks of Florida Inc ^^		64,831
58,400	East West Bancorp Inc ^^		2,147,368
62,700	First Charter Corp ^^		1,348,050
18,410	First Community Bancorp*		1,040,901
42,730	First Midwest Bancorp Inc ^^		1,570,328
88,066	First State Bancorp ^^		1,985,888
28,285	Iberiabank Corp		1,574,343
31,300	Pennsylvania Commerce Bancorp Inc ^^*		891,424
26,500	PrivateBancorp Inc ^^		968,840
64,500	Signature Bank*		2,098,830
109,350	Sterling Bancshares Inc ^^		1,222,533
33,400	United Community Banks Inc		1,095,186
			$19,342,850

	BIOTECHNOLOGY	0.37%
43,265	PerkinElmer Inc		1,047,878
			$1,047,878

	BROADCAST/MEDIA	1.83%

58,790	General Cable Corp*		3,141,150
153,780	Journal Communications Inc ^^		2,016,056
			$5,157,206

	BUILDING MATERIALS	2.55%
55,364	Armstrong World Industries Inc*		2,815,259
22,160	Eagle Materials Inc ^^		989,001
67,645	Griffon Corp ^^*		1,674,214
22,472	Texas Industries Inc ^^		1,697,310
			$7,175,784

	CHEMICALS	2.42%
40,670	Cytec Industries Inc		2,287,281
19,620	FMC Corp		1,479,937
23,300	Minerals Technologies Inc		1,448,328
53,650	Spartech Corp		1,574,091
			$6,789,637

	COMMUNICATIONS EQUIPMENT	1.53%
35,725	ADTRAN Inc		869,904
80,315	CommScope Inc ^^*		3,445,514
			$4,315,418

	COMPUTER HARDWARE & SYSTEMS	1.22%
84,400	Electronics for Imaging Inc ^^*		1,979,180
36,264	Imation Corp		1,464,340
			$3,443,520

	COMPUTER SOFTWARE & SERVICES	4.05%
108,900	Alloy Inc ^^*		1,293,732
50,507	Hyperion Solutions Corp*		2,617,778
81,200	MapInfo Corp*		1,634,556
134,300	Perot Systems Corp Class A*		2,399,941
49,976	Progress Software Corp*		1,559,251
49,500	Quest Software Inc*		805,365
83,119	Radiant Systems Inc ^^*		1,083,041
			$11,393,664

	COSMETICS&PERSONALCARE	0.79%
96,877	Alberto-Culver Co		2,216,546
			$2,216,546

	DISTRIBUTORS	0.77%
	99,000 Smart & Final Inc*		2,155,230
			$2,155,230

	ELECTRIC COMPANIES	2.45%
29,233	ALLETE Inc		1,362,842
34,320	ITC Holdings Corp		1,485,713
75,700	NorthWestern Corp		2,682,051
46,100	Portland General Electric Co ^^		1,346,120
			$6,876,726

	ELECTRONIC INSTRUMENTS & EQUIP	5.90%
37,100	Anixter International Inc ^^*		2,446,374
53,000	Arrow International Inc ^^		1,704,480
43,396	Excel Technology Inc ^^*		1,186,013
13,300	Faro Technologies Inc ^^*		383,971
41,600	Hubbell Inc Class B ^^		2,006,784
74,845	II-IV Inc ^^*		2,533,503
78,900	Keithley Instruments Inc		1,206,381
50,100	Lamson & Sessions Co ^^*		1,392,279
42,800	Littelfuse Inc*		1,737,680
22,800	Rofin-Sinar Technologies Inc*		1,349,304
50,030	X-Rite Inc		647,889
			$16,594,658

	ELECTRONICS SEMICONDUCTOR	2.30%
30,420	Diodes Inc ^^*		1,060,137
170,815	Entegris Inc ^^*		1,827,721
73,542	Fairchild Semiconductor International Inc ^^*		1,229,622
52,935	Pericom Semiconductor Corp*		517,704
78,300	Verigy Ltd ^^*		1,837,701
			$6,472,885

	ENGINEERING & CONSTRUCTION	2.21%
32,855	ESCO Technologies Inc*		1,472,561
94,100	Insituform Technologies Inc Class A ^^*		1,956,339
50,100	Michael Baker Corp ^^*		1,217,430
23,700	Washington Group International Inc*		1,574,154
			$6,220,484

	FINANCIAL SERVICES	3.62%
79,716	Advanta Corp Class A		3,494,747
1,159	Community Bancorp*		35,639
95,746	Dollar Financial Corp*		2,422,374
51,052	Interactive Data Corp ^^		1,263,537
63,095	National Financial Partners Corp ^^		2,959,786
			$10,176,083

	FOOD & BEVERAGES	1.43%
43,955	J&J Snack Foods Corp		1,735,783
35,445	Ralcorp Holdings Inc*		2,279,114
			$4,014,897

	GOLD, METALS & MINING	1.40%
30,597	Chaparral Steel Co		1,779,827
44,700	Reliance Steel & Aluminum Co		2,163,480
			$3,943,307

	HEALTH CARE RELATED	0.79%
37,477	Healthspring Inc*		882,583
101,200	Option Care Inc ^^		1,345,960
			$2,228,543

	HOTELS/MOTELS	0.19%

30,040	Trump Entertainment Resorts Inc ^^*		542,823
			$542,823

	HOUSEHOLDGOODS	0.32%
52,120	Sealy Corp ^^		911,058
			$911,058

	INSURANCE RELATED	5.16%
153,825	American Equity Investment Life Holding Co ^^		2,019,722
60,100	Delphi Financial Group Inc Class A		2,417,823
68,525	Employers Holdings Inc*		1,371,871
65,900	First Mercury Financial Corp ^^*		1,354,245
34,947	Midland Co		1,482,452
38,300	Navigators Group Inc*		1,921,511
39,400	RLI Corp ^^		2,164,242
50,600	United Fire & Casualty Co		1,777,578
			$14,509,444

	INVESTMENT BANK/BROKERAGE FIRM	1.32%
27,880	CBL & Associated Properties Inc ^^		1,250,139
38,941	Penson Worldwide Inc*		1,175,629
28,889	Stifel Financial Corp ^^*		1,279,783
			$3,705,551

	LEISURE & ENTERTAINMENT	1.64%
39,608	4Kids Entertainment Inc*		749,383
121,960	Live Nation ^^*		2,690,438
21,169	National CineMedia Inc*		565,212
18,928	Steinway Musical Instruments Inc		610,807
			$4,615,840

	MACHINERY	2.57%
65,290	Albany International Corp Class A ^^		2,346,523
46,096	CLARCOR Inc		1,465,853
49,000	Harsco Corp		2,198,140
26,334	Nordson Corp		1,223,478
			$7,233,994

	MANUFACTURING	4.12%
48,685	Actuant Corp Class A		2,471,251
87,900	Barnes Group Inc		2,022,579
9,099	Hughes International Inc*		663,590
33,028	LB Foster Co ^^*		680,707
83,400	McGrath Rentcorp ^^		2,641,278
111,554	Mueller Water Products Inc ^^		1,540,561
46,449	RBC Bearings Inc*		1,552,790
			$11,572,756

	MEDICAL PRODUCTS	1.26%
61,390	Viasys Healthcare Inc ^^*		2,086,646
31,116	West Pharmaceutical Services Inc ^^		1,444,716
			$3,531,362

	MISCELLANEOUS	0.19%
21,410	Walter Industrie Inc ^^		529,898
			$529,898

	OIL & GAS	4.61%
18,342	ATP Oil & Gas Corp ^^*		689,659
44,400	Denbury Resources Inc*		1,322,676
58,600	Dresser-Rand Group Inc*		1,784,956
18,515	FMC Technologies Inc*		1,291,606
81,881	Helix Energy Solutions Group Inc*		3,053,342
89,100	Mariner Energy Inc*		1,704,483
23,956	Penn Virginia Corp		1,758,370
19,900	Universal Compression Holdings Inc*		1,346,832
			$12,951,924

	PAPER & FORESTPRODUCTS	0.51%
42,972	Rock-Tenn Co Class A		1,426,670
			$1,426,670

	PERSONAL LOANS	0.82%
102,933	First Cash Financial Services Inc*		2,293,347
			$2,293,347

	POLLUTION CONTROL	1.21%
58,031	American Ecology Corp ^^		1,114,776
76,687	Waste Connections Inc		2,296,009
			$3,410,785

	PRINTING & PUBLISHING	0.87%
64,505	John Wiley & Sons Inc Class A		2,435,709
			$2,435,709

	RAILROADS	0.41%
43,112	Genesee & Wyoming Inc*		1,147,210
			$1,147,210

	REALESTATE	4.81%
79,700	BioMed Realty Trust Inc REIT ^^		2,096,110
40,200	Corporate Office Properties Trust REIT ^^		1,836,336
79,000	First Potomac Realty Trust REIT ^^		2,257,030
27,008	Health Care Inc REIT ^^		1,185,651
116,300	Kite Realty Group Trust REIT		2,320,185
56,100	LaSalle Hotel Properties REIT ^^		2,600,796
26,578	Potlatch Corp REIT		1,216,741
			$13,512,849

	RESTAURANTS	2.74%
55,853	Bob Evans Farms Inc		2,063,768
72,934	CEC Entertainment Inc*		3,029,678
69,700	Mortons Restaurant Group Inc*		1,239,963
79,986	Triarc Cos Inc		1,374,959
			$7,708,368

	RETAIL	4.92%
52,100	Casey's General Stores Inc		1,303,021
70,170	Dollar Tree Stores Inc*		2,683,301
95,692	Jo-Ann Stores Inc ^^*		2,607,607
141,470	Pier 1 Imports Inc ^^		977,558
64,400	Rent-A-Center Inc*		1,801,912
76,800	Sonic Automotive Inc		2,188,800
128,495	Winn-Dixie Stores Inc ^^*		2,267,937
			$13,830,136

	SPECIALIZED SERVICES	4.78%
35,652	Electro Rent Corp*		513,389
20,660	Harte-Hanks Inc		570,009
77,906	Navigant Consulting Inc ^^*		1,539,423
137,450	Rollins Inc ^^		3,162,725
32,795	Standard Parking Corp*		1,159,959
46,000	UTI Worldwide Inc		1,130,680
35,960	Vertrue Inc ^^*		1,730,036
120,000	Wright Express Corp ^^*		3,639,600
			$13,445,821

	TELEPHONE & TELECOMMUNICATIONS	2.06%
89,585	Anaren Microwave Inc*		1,577,592
19,082	Comtech Telecommunications Corp*		739,046
77,599	Harris Stratex Networks Inc*		1,489,125
20,660	Iowa Telecommunications Services Inc ^^		413,200
183,955	Sirenza Microdevices Inc ^^*		1,585,692
			$5,804,655

	TEXTILES	1.59%
104,969	Fossil Inc ^^*		2,778,529
58,000	Hanesbrands Inc*		1,704,620
			$4,483,149

	TRANSPORTATION	1.81%
62,280	Celadon Group Inc*		1,040,076
74,610	Genesis Lease Ltd*		1,951,052
60,860	Laidlaw International Inc		2,105,756
			$5,096,884

	UTILITIES	1.22%
128,130	UGI Corp		3,422,352
			$3,422,352

	WATER	0.70%
32,600	American States Water Co ^^		1,201,962
41,266	Middlesex Water Co		758,882
			$1,960,844

	TOTAL COMMON STOCK	96.38%	$270,949,343
		(Cost $ 220,831,038)

SHORT-TERM INVESTMENTS
Par Value ($)			Value ($)
10,192,000 Federal Home Loan Bank			10,189,168
	5.070%, April 2, 2007

TOTAL SHORT-TERM INVESTMENTS		3.62%	$10,189,168
		(Cost $10,189,168)
TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO		100%	$281,138,511

Legend
*	Non-income Producing Security
REIT	Real Estate Investment Trust
^^

A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2007, the U.S. Federal income tax cost basis was $231,089,156. The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $52,068,008 and gross depreciation of securities in which there was an excess of tax cost over value of $2,018,653, resulting in net appreciation of $50,049,355.

MAXIM SERIES FUND, INC.

MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Australia	$1,710,184	0.81%
Austria	2,147,923	1.01%
Canada	1,709,984	0.81%
France	48,838,867	23.04%
Germany	14,259,465	6.72%
Hong Kong	1,631,325	0.77%
Indonesia	1,017,764	0.48%
Italy	2,798,457	1.32%
Japan	38,146,199	17.99%
Korea	5,401,830	2.55%
Netherlands	2,630,504	1.24%
Singapore	2,254,056	1.06%
Spain	2,065,629	0.97%
Sweden	1,465,159	0.69%

Switzerland	35,080,680	16.54%
Thailand	973,412	0.46%
United Kingdom	46,098,410	21.74%
United States	3,817,939	1.80%
	$212,047,787	100.00%

MAXIM SERIES FUND, INC.

MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

COMMON STOCK

Shares			Value ($)
	AUTO PARTS & EQUIPMENT	1.56%
77,100	Bridgestone Corp		1,540,822
13,703	Continental AG		1,771,200
			$3,312,022

	AUTOMOBILES	3.32%
35,900	Bayerische Motoren Werke AG		2,118,253
77,000	Toyota Motor Corp		4,933,384
			$7,051,637

	BROADCAST/MEDIA	0.86%
45,240	Vivendi Universal SA		1,838,391
			$1,838,391

	BUILDING MATERIALS	1.21%
183,000	Asahi Glass Co Ltd		2,576,349
			$2,576,349

	CHEMICALS	6.20%
5,398	Air Liquide		1,315,987
20,189	Air Liquide Prime de Fidelite ;*		4,921,910
73,040	Bayer AG		4,667,754
2,420	Givaudan SA (registered)		2,238,473
			$13,144,124

	COMMUNICATIONS EQUIPMENT	0.69%
398,090	Ericsson LM Class B		1,465,159
			$1,465,159

	COSMETICS & PERSONAL CARE	3.59%
193,000	Kao Corp		5,650,458
18,060	L'Oreal SA		1,971,765
			$7,622,223

	DISTRIBUTORS	0.77%
519,200	Li & Fung Ltd		1,631,325
			$1,631,325

	ELECTRIC COMPANIES	2.69%
41,940	E. on AG		5,702,258
			$5,702,258

	ELECTRONIC INSTRUMENTS & EQUIP	3.53%
23,800	Fanuc Ltd		2,215,597
8,900	Hirose Electric Co Ltd		1,070,205
69,560	Legrand SA		2,299,804
70,900	Omron Corp		1,907,273
			$7,492,879

	ELECTRONICS SEMICONDUCTOR	2.55%
17,740	Samsung Electronics Co Ltd		5,401,830
			$5,401,830

	FINANCIAL SERVICES	0.66%
82,800	AEON Credit Service Co Ltd		1,395,458
			$1,395,458

	FOOD & BEVERAGES	6.24%
213,980	Diageo PLC		4,332,909
22,861	Nestle SA		8,903,401
			$13,236,310

	FOREIGN BANKS	12.73%
236,935	Banca Intesa SpA*		1,799,350
84,130	Banco Bilbao Vizcaya Argentaria SA		2,065,629
277,810	Bangkok Bank Public Co Ltd		973,412
109,881	Credit Agricole SA		4,284,624
27,580	Erste Bank der Oesterreichischen Sparkassen AG		2,147,923
145,500	HSBC Holdings PLC sponsored ADR		2,548,261
26,484	Julius Baer Holding AG Ltd		3,613,584
1,821,000	PT Bank Central Asia		1,017,764
359,000	Shinsei Bank Ltd		1,721,275
83,000	Shizuoka Bank Ltd		883,953
99,893	UBS AG		5,935,296
			$26,991,071

	GOLD, METALS & MINING	0.93%
88,240	BHP Billiton PLC		1,967,372
			$1,967,372

	HOUSEHOLD GOODS	3.19%
129,780	Reckitt Benckiser PLC		6,760,093
			$6,760,093

	INSURANCE RELATED	6.04%
132,030	AXA		5,598,034
23,490	Assicurazioni Generali SpA		999,107
67,016	QBE Insurance Group Ltd		1,710,184
49,267	Swiss Re		4,500,380
			$12,807,705

	INVESTMENT BANK/BROKERAGEFIRM	1.43%
145,300	Nomura Securities Co Ltd		3,027,083
			$3,027,083

	LEISURE & ENTERTAINMENT	3.35%
309,886	Ladbrokes PLC		2,454,476
371,840	William Hill PLC		4,650,104
			$7,104,580

	MACHINERY	2.91%
48,567	Schneider SA		6,165,353
			$6,165,353

	MANUFACTURING	1.46%
152,710	Smiths Group PLC		3,086,234
			$3,086,234

	MEDICAL PRODUCTS	0.53%
9,040	Synthes Inc		1,115,912
			$1,115,912

	MISCELLANEOUS	2.79%
53,380	LVMH		5,922,079
			$5,922,079

	OFFICE EQUIPMENT & SUPPLIES	3.77%
84,050	Canon Inc		4,514,906
154,000	Ricoh Co Ltd		3,469,705
			$7,984,611

	OIL & GAS	3.86%
99,230	Royal Dutch Shell PLC		3,303,957
69,750	Total SA		4,887,038
			$8,190,995

	PHARMACEUTICALS	8.31%
5,410	Actelion Ltd*		1,261,064
194,780	Glaxosmithkline PLC		5,354,658
42,460	Roche Holding AG		7,512,570
40,070	Sanofi-Aventis		3,484,627
			$17,612,919

	RAILROADS	0.81%
38,740	Canadian National Railway Co		1,709,984
			$1,709,984

	RETAIL		2.32%
46,330	Next PLC		2,049,508
327,150	Tesco PLC		2,861,605
			$4,911,113

	SPECIALIZED SERVICES	4.09%

20,980	Pernod-Ricard		4,254,911
292,040	WPP Group PLC		4,425,110
			$8,680,021

	TELEPHONE & TELECOMMUNICATIONS	1.06%
1,042,604	Singapore Telecommunications Ltd		2,254,056
			$2,254,056

	TOYS	0.71%
5,200	Nintendo Co Ltd		1,511,371
			$1,511,371

	TRANSPORTATION	1.24%
57,360	TNT NV*		2,630,504
			$2,630,504

	UTILITIES	2.80%
159,630	BG Group PLC		2,304,123
40,820	Gaz de France		1,894,344
310,000	Tokyo Gas Co		1,728,360
			$5,926,827

	TOTAL COMMON STOCK	98.20%	$208,229,848
		(Cost $ 163,293,649)

SHORT-TERM INVESTMENTS
Par Value ($)		Value ($)
3,819,000 Federal Home Loan Bank		3,817,939
5.070%, April 2, 2007
TOTAL SHORT-TERM INVESTMENTS	1.80%	$3,817,939
	(Cost $3,817,939)

TOTAL MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO	100%	$212,047,787
	(Cost $167,111,588)

Legend
*	Non-income Producing Security
#;	Security is fair valued at March 31, 2007.
ADR	American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2007, the U.S. Federal income tax cost basis was $167,245,248. The Maxim MFS® International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $48,001,268 and gross depreciation of securities in which there was an excess of tax cost over value of $3,198,729, resulting in net appreciation of $44,802,539.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX (R) PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

COMMON STOCK

Shares			Value ($)
AEROSPACE & DEFENSE		2.43%
49,186	Boeing Co		4,373,127
25,250	General Dynamics Corp		1,929,100
7,812	Goodrich Corp		402,162
49,833	Honeywell International Inc		2,295,308
7,753	L-3 Communications Holdings Inc		678,155

22,133	Lockheed Martin Corp		2,147,344
21,843	Northrop Grumman Corp		1,621,187
27,749	Raytheon Co		1,455,713
10,441	Rockwell Collins Inc		698,816
62,072	United Technologies Corp		4,034,680
			$19,635,592

AGRICULTURE		0.41%
40,669	Archer-Daniels-Midland Co		1,492,552
33,827	Monsanto Co		1,859,132
			$3,351,684

AIR FREIGHT		0.91%
10,750	CH Robinson Worldwide Inc		513,313
19,114	FedEx Corp		2,053,417
3,742	Ryder System Inc		184,630
66,419	United Parcel Service Inc Class B		4,655,972
			$7,407,332

AIRLINES		0.09%
49,101	Southwest Airlines Co		721,785
			$721,785

AUTO PARTS & EQUIPMENT		0.19%
11,166	Goodyear Tire & Rubber Co ^^*		348,268
12,308	Johnson Controls Inc		1,164,583
			$1,512,851

AUTOMOBILES		0.25%
117,832	Ford Motor Co ^^		929,694
35,166	General Motors Corp ^^		1,077,486
			$2,007,180

BANKS		5.78%
33,735	BB&T Corp		1,383,810
278,577	Bank of America Corp (1)		14,212,999
9,786	Comerica Inc		578,548
11,612	Commerce Bancorp Inc ^^		387,609
8,147	Compass Bancshares Inc		560,514
34,613	Fifth Third Bancorp		1,339,177
7,783	First Horizon National Corp ^^		323,228
14,657	Huntington Bancshares Inc ^^		320,255
24,666	KeyCorp		924,235
4,785	M&TBankCorp		554,247
15,920	Marshall & Ilsley Corp		737,255
36,927	National City Corp		1,375,531
21,594	PNC Financial Services Group		1,554,120
45,533	Regions Financial Corp		1,610,502
22,167	SunTrust Banks Inc		1,840,748

20,266	Synovus Financial Corp ^^		655,402
110,264	US Bancorp		3,855,932
118,662	Wachovia Corp (1)		6,532,343
210,435	Wells Fargo & Co (1)		7,245,277
6,871	Zions Bancorp		580,737
			$46,572,469

BIOTECHNOLOGY		1.53%
72,752	Amgen Inc*		4,065,382
11,352	Applera Corp – Applied Biosystems Group		335,679
21,345	Biogen Idec Inc*		947,291
23,516	Celgene Corp*		1,233,649
16,435	Genzyme Corp*		986,429
28,914	Gilead Sciences Inc*		2,211,921
14,815	MedImmune Inc*		539,118
3,420	Millipore Corp*		247,847
7,569	PerkinElmer Inc		183,321
26,157	Thermo Fisher Scientific Inc*		1,222,840
6,338	Waters Corp*		367,604
			$12,341,081

BROADCAST/MEDIA		1.10%
45,982	CBS Corp		1,406,589
30,904	Clear Channel Communications Inc		1,082,876
193,617	Comcast Corp ^^		5,024,361
48,242	DIRECTV Group Inc*		1,112,943
5,150	EW Scripps Co		230,102
			$8,856,871

BUILDING MATERIALS		0.24%
10,873	American Standard Cos Inc		576,486
24,369	Masco Corp ^^		667,711
5,971	Vulcan Materials Co		695,502
			$1,939,699

CHEMICALS		1.34%
13,532	Air Products & Chemicals Inc ^^		999,879
3,441	Ashland Inc		225,730
59,712	Dow Chemical Co		2,738,392
57,537	EI du Pont de Nemours & Co		2,844,054
5,247	Eastman Chemical Co		332,293
11,059	Ecolab Inc		475,537
7,151	Hercules Inc*		139,731
4,823	International Flavors & Fragrances Inc		227,742
10,275	PPG Industries Inc		722,435
19,991	Praxair Inc		1,258,633
8,862	Rohm & Haas Co		458,343
8,214	Sigma-Aldrich Corp		341,045
			$10,763,814

COMMUNICATIONS EQUIPMENT		2.47%
7,267	ADC Telecommunications Inc*		121,650
28,172	Avaya Inc*		332,711
5,223	CIENA Corp*		145,983
376,181	Cisco Systems Inc (1)*		9,603,901
97,740	Corning Inc*		2,222,608
13,055	JDS Uniphase Corp ^^		198,828
148,830	Motorola Inc		2,629,826
103,190	QUALCOMM Inc		4,402,085
27,164	Tellabs Inc*		268,924
			$19,926,516

COMPUTER HARDWARE & SYSTEMS		3.66%
53,725	Apple Computer Inc*		4,991,590
141,416	Dell Inc*		3,282,265
131,259	EMC Corp*		1,817,937
166,681	Hewlett-Packard Co (1)		6,690,575
93,760	International Business Machines Corp (1)		8,837,818
6,031	Lexmark International Group Inc Class A*		352,572
11,126	NCR Corp*		531,489
23,100	Network Appliance Inc*		843,612
9,866	Qlogic Corp*		167,722
14,168	Sandisk Corp ^^*		620,558
224,207	Sun Microsystems Inc*		1,347,484
			$29,483,622

COMPUTER SOFTWARE & SERVICES		4.85%
36,681	Adobe Systems Inc*		1,529,598
14,364	Autodesk Inc*		540,086
12,654	BMCSoftwareInc*		389,617
25,563	CA Inc		662,337
11,215	Citrix Systems Inc*		359,216
8,865	Cognizant Technology Solutions Corp*		782,514
20,142	Compuware Corp*		191,148
19,276	Electronic Arts Inc*		970,739
13,558	Google Inc*		6,211,733
21,338	Intuit Inc		583,808
35,374	Juniper Networks Inc*		696,160
536,651	Microsoft Corp (1)		14,956,463
21,044	Novell Inc*		151,938
248,490	Oracle Corp*		4,505,124
8,299	Sabre Holdings Corp		271,792
57,580	Symantec Corp*		996,134
21,440	Unisys Corp*		180,739
15,248	VeriSign Inc*		383,030
76,016	Yahoo! Inc*		2,378,541
70,787	eBay Inc*		2,346,589
			$39,087,306

CONGLOMERATES		3.82%
45,771	3M Co		3,498,278
640,476	General Electric Co		22,647,231
7,829	Textron Inc		703,044
123,138	Tyco International Ltd		3,885,004
			$30,733,557

CONTAINERS		0.19%
6,432	Ball Corp		294,907
6,436	Bemis Co Inc		214,898
8,241	Pactiv Corp*		278,051
10,030	Sealed Air Corp ^^		316,948
6,589	Temple-Inland Inc		393,627
			$1,498,431

COSMETICS & PERSONALCARE		0.17%
27,431	Avon Products Inc		1,022,079
7,250	Estee Lauder Cos		354,163
			$1,376,242

	DISTRIBUTORS	0.27%
10,612	Genuine Parts Co		519,988
38,370	SYSCO Corp		1,298,057
4,492	WW Grainger Inc		346,962
			$2,165,007

ELECTRIC COMPANIES		2.71%
10,225	Allegheny Energy Inc*		502,457
12,887	Ameren Corp ^^		648,216
24,705	American Electric Power Co Inc		1,204,369
19,886	CenterPoint Energy Inc		356,755
16,071	Consolidated Edison Inc ^^		820,585
10,987	DTE Energy Co		526,277
21,792	Dominion Resources Inc		1,934,476
20,266	Edison International		995,669
12,423	Entergy Corp		1,303,421
41,743	Exelon Corp		2,868,162
25,276	FPL Group Inc		1,546,133
19,869	FirstEnergy Corp		1,316,123
4,711	Integrys Energy Group Inc ^^		261,508
21,797	PG&E Corp ^^		1,052,141
23,964	PPL Corp		980,128
6,257	Pinnacle West Capital Corp		301,900
16,015	Progress Energy Inc		807,797
46,553	Southern Co		1,706,167
12,959	TECOEnergyInc^^		223,024
28,579	TXU Corp		1,831,914
25,384	Xcel Energy Inc		626,731

			$21,813,953

ELECTRONIC INSTRUMENTS & EQUIP		0.68%
25,142	Agilent Technologies Inc*		847,034
11,330	Cooper Industries Inc		509,737
49,684	Emerson Electric Co		2,140,884
4,140	Harman International Industries Inc		397,771
11,427	Jabil Circuit Inc ^^		244,652
8,825	Molex Inc ^^		248,865
10,320	Rockwell Automation Inc		617,858
32,973	Sanmina – SCI Corp*		119,362
56,219	Solectron Corp*		177,090
5,014	Tektronix Inc		141,194
			$5,444,447

ELECTRONICS SEMICONDUCTOR		2.33%
34,495	Advanced Micro Devices Inc ^^*		450,505
22,130	Altera Corp		442,379
20,738	Analog Devices Inc		715,254
86,907	Applied Materials Inc		1,592,136
29,312	Broadcom Corp Class A*		940,036

359,112	Intel Corp (1)		6,869,813
12,469	KLA-Tencor Corp		664,847
47,941	LSI Logic Corp ^^*		495,716
18,619	Linear TechnologyCorp^^		588,174
19,908	Maxim Integrated Products Inc		585,295
47,004	Micron Technology Inc*		567,808
22,151	NVIDIA Corp*		637,506
17,629	National Semiconductor Corp		425,564
7,822	Novellus Systems Inc*		250,460
13,133	PMC-Sierra Inc ^^*		92,062
11,737	Teradyne Inc ^^*		194,130
89,911	Texas Instruments Inc		2,706,321
20,597	Xilinx Inc		529,961
			$18,747,967

ENGINEERING & CONSTRUCTION		0.06%
5,501	Fluor Corp ^^		493,550
			$493,550

FINANCIAL SERVICES		6.17%
14,913	Ameriprise Financial Inc		852,129
47,092	Bank of New York Co Inc		1,909,581
12,095	CIT Group Inc		640,067
2,171	Chicago Mercantile Exchange		1,155,971
305,328	Citigroup Inc		15,675,540
36,697	Countrywide Financial Corp		1,234,487
60,254	Fannie Mae (nonvtg)		3,288,663
5,483	Federated Investors Inc Class B		201,336
10,411	Franklin ResourcesInc		1,257,961
43,217	Freddie Mac		2,570,979
30,800	Hudson City Bancorp Inc		421,344
216,319	JPMorgan Chase & Co (1)		10,465,513
11,752	Janus Capital Group Inc		245,734
8,191	Legg Mason Inc		771,674
5,136	MGIC Investment Corp ^^		302,613
25,883	Mellon Financial Corp		1,116,593
14,612	Moody's Corp		906,821
11,708	Northern Trust Corp		704,119
16,700	Principal Financial Group		999,829
22,483	Sovereign Bancorp Inc ^^		571,968
20,842	State Street Corp		1,349,520
16,532	T Rowe Price Group Inc		780,145
55,313	Washington Mutual Inc		2,233,539
			$49,656,126

FOOD & BEVERAGES		2.99%
47,520	Anheuser-Busch Co Inc		2,397,859
4,931	Brown-Forman Corp ^^		323,276
13,629	Campbell Soup Co		530,850
125,453	Coca-Cola Co		6,021,744
17,293	Coca-Cola Enterprises Inc		350,183

31,449	ConAgra Foods Inc		783,395
13,077	Constellation Brands Inc ^^*		276,971
8,016	Dean Foods Co		374,668
21,453	General Mills Inc		1,248,994
20,186	HJ Heinz Co		951,164
10,747	Hershey Co ^^		587,431
15,620	Kellogg Co		803,337
11,600	Kraft Foods Inc		357,860
8,089	McCormick & Co Inc (nonvtg)		311,588
2,921	Molson Coors Brewing Co Class B		276,385
8,170	Pepsi Bottling Group Inc		260,541
102,061	PepsiCo Inc (1)		6,486,997
45,598	Sara Lee Corp		771,518
15,700	Tyson Foods Inc Class A		304,737
13,632	Wm Wrigley Jr Co ^^		694,278
			$24,113,776

GOLD, METALS & MINING		1.03%
54,171	Alcoa Inc		1,836,397
6,399	Allegheny Technologies Inc		682,709
11,340	CONSOL Energy Inc ^^		443,734
23,335	Freeport-McMoRan Copper & Gold Inc		1,544,511
28,037	Newmont Mining Corp		1,177,274
18,756	Nucor Corp		1,221,578
16,493	Peabody Energy Corp		663,678
7,415	United States Steel Corp		735,346
			$8,305,227

HEALTH CARE RELATED		2.32%
32,147	Aetna Inc		1,407,717
11,836	AmericsourceBergen Corp		624,349
6,110	CIGNA Corp		871,653
24,922	Cardinal Health Inc		1,818,060
9,920	Coventry Health Care Inc*		556,016
8,440	Express Scripts Inc Class A*		681,277
10,383	Humana Inc*		602,422
12,078	IMS Health Inc		358,233
7,631	Laboratory Corp of America Holdings*		554,240
4,497	Manor Care Inc		244,457
18,402	McKesson Corp		1,077,253
17,921	Medco Health Solutions Inc*		1,299,810
8,635	Patterson Cos Inc ^^*		306,456
9,878	Quest Diagnostics Inc ^^		492,616
29,310	Tenet Healthcare Corp ^^*		188,463
84,340	UnitedHealth Group Inc		4,467,490
38,184	WellPoint Inc*		3,096,722
			$18,647,234

HOMEBUILDING		0.20%

7,440	Centex Corp ^^		310,843
16,973	DR Horton Inc		373,406
4,827	KB Home		205,968
8,595	Lennar Corp ^^		362,795
13,139	Pulte Homes Inc		347,658
			$1,600,670

HOTELS/MOTELS		0.55%
27,523	Carnival Corp		1,289,728
24,217	Hilton Hotels Corp		870,843
20,583	Marriott International Inc Class A		1,007,744
13,431	Starwood Hotels & Resorts Worldwide Inc		871,000
11,688	Wyndham Worldwide Corp*		399,145
			$4,438,460

HOUSEHOLD GOODS		2.47%
4,125	Black & Decker Corp		336,683
9,417	Clorox Co		599,769
31,986	Colgate-Palmolive Co		2,136,345
9,491	Fortune Brands Inc		748,081
28,473	Kimberly-Clark Corp		1,950,116
10,993	Leggett & Platt Inc		249,211
17,246	Newell Rubbermaid Inc		536,178
196,541	Procter & Gamble Co (1)		12,413,530
3,711	Snap-on Inc		178,499
5,183	Stanley Works ^^		286,931
4,940	Whirlpool Corp		419,455
			$19,854,798

INSURANCE RELATED		4.55%
20,401	ACE Ltd		1,164,081
30,646	AFLAC Inc		1,442,201
38,580	Allstate Corp		2,317,115
6,432	Ambac Financial Group Inc ^^		555,660
162,070	American International Group Inc (1)		10,894,345
18,565	Aon Corp		704,727
25,421	Chubb Corp		1,313,503
10,754	Cincinnati Financial Corp		455,970
27,415	Genworth Financial Inc		957,880
19,933	Hartford Financial Services Group Inc		1,905,196
17,243	Lincoln National Corp		1,168,903
28,094	Loews Corp		1,276,310
8,396	MBIA Inc ^^		549,854
34,396	Marsh & McLennan Cos Inc		1,007,459
46,904	MetLife Inc		2,961,988
46,368	Progressive Corp		1,011,750
29,245	Prudential Financial Inc		2,639,654
6,606	SAFECOCorp ^^		438,837
6,121	Torchmark Corp		401,476

42,087	Travelers Cos Inc		2,178,844
21,270	Unum Group		489,848
11,244	XL Capital Ltd Class A		786,630
			$36,622,231

INVESTMENT BANK/BROKERAGEFIRM		2.50%
7,460	Bear Stearns Co Inc		1,121,611
63,871	Charles Schwab Corp		1,168,201
26,539	E*TRADE Financial Corp*		563,158
25,621	Goldman Sachs Group Inc		5,294,067
32,782	Lehman Brothers Holdings Inc		2,297,035
55,135	Merrill Lynch & Co Inc		4,502,875
66,319	Morgan Stanley		5,223,284
			$20,170,231

LEISURE & ENTERTAINMENT		2.25%
5,652	Brunswick Corp		180,016
16,043	Harley-Davidson Inc		942,526
11,671	Harrah's Entertainment Inc		985,616
9,968	Hasbro Inc		285,284
21,082	International Game Technology		851,291
24,454	Mattel Inc		674,197
146,114	News Corp		3,378,156
237,550	Time Warner Inc		4,684,486
43,088	Viacom Inc Class B*		1,771,348
127,516	Walt Disney Co		4,390,376
			$18,143,296

MACHINERY		1.55%
40,216	Caterpillar Inc		2,695,678
3,245	Cummins Inc		469,616
14,833	Danaher Corp		1,059,818
14,184	Deere & Co		1,540,950
12,711	Dover Corp		620,424
9,119	Eaton Corp		761,984
11,292	ITT Corp		681,133
25,742	Illinois Tool Works Inc		1,328,287
19,112	Ingersoll-Rand Co		828,887
15,470	PACCAR Inc		1,135,498
7,646	Pall Corp		290,548
7,232	Parker-Hannifin Corp		624,194
6,400	Terex Corp*		459,264
			$12,496,281

MEDICAL PRODUCTS		1.65%
3,332	Bausch & Lomb Inc ^^		170,465
40,502	Baxter International Inc		2,133,240
15,261	Becton Dickinson & Co		1,173,418
15,258	Biomet Inc ^^		648,312

73,661	Boston Scientific Corp*		1,071,031
6,448	CR Bard Inc		512,680
9,685	Hospira Inc*		396,117
71,728	Medtronic Inc		3,518,976
21,377	St Jude Medical Inc*		803,989
18,550	Stryker Corp		1,230,236
8,000	Varian Medical Systems Inc*		381,520
14,782	Zimmer Holdings Inc*		1,262,531
			$13,302,515

OFFICE EQUIPMENT & SUPPLIES		0.25%
5,725	Avery Dennison Corp		367,889
13,675	Pitney Bowes Inc		620,708
59,036	Xerox Corp*		997,118
			$1,985,715

OIL & GAS		9.78%
28,843	Anadarko Petroleum Corp		1,239,672
20,582	Apache Corp		1,455,147
18,246	BJ Services Co		509,063
19,911	Baker Hughes Inc		1,316,714
25,476	Chesapeake Energy Corp ^^		786,699
134,363	Chevron Corp		9,937,487
102,383	ConocoPhillips (1)		6,997,878
27,643	Devon Energy Corp		1,913,448
9,400	ENSCO International Inc		511,360
15,221	EOG Resources		1,085,866
43,460	El Paso Corp ^^		628,866
354,605	Exxon Mobil Corp		26,754,950
62,183	Halliburton Co ^^		1,973,688
16,808	Hess Corp ^^		932,340
6,695	Kinder Morgan Inc		712,683
21,610	Marathon Oil Corp		2,135,716
11,733	Murphy Oil Corp ^^		626,542
17,327	Nabors Industries Ltd ^^		514,092
10,940	National-Oilwell Inc*		851,023
8,361	Noble Corp		657,843
52,200	Occidental Petroleum Corp		2,573,982
6,859	Rowan Cos Inc		222,712
73,405	Schlumberger Ltd		5,072,286
12,374	Smith International Inc ^^		594,571
39,104	Spectra Energy Corp		1,027,262
7,548	Sunoco Inc		531,681
18,310	Transocean Inc*		1,495,927
37,650	Valero Energy Corp		2,428,049
21,091	Weatherford International Ltd*		951,204
37,161	Williams Cos Inc		1,057,602
22,925	XTO Energy Inc		1,256,519
			$78,752,872

PAPER & FOREST PRODUCTS		0.29%
28,122	International Paper Co		1,023,641
11,331	MeadWestvaco Corp		349,448
13,205	Weyerhaeuser Co		986,942
			$2,360,031

PERSONAL LOANS		0.89%
74,250	American Express Co		4,187,700
25,551	Capital One Financial Corp		1,928,078
25,547	SLM Corp		1,044,872
			$7,160,650

PHARMACEUTICALS		6.19%
96,122	Abbott Laboratories		5,363,608
9,577	Allergan Inc		1,061,323
6,648	Barr Laboratories Inc*		308,135
125,707	Bristol-Myers Squibb Co		3,489,626
61,421	Eli Lilly & Co		3,298,922
19,770	Forest Laboratories Inc*		1,016,969
180,263	Johnson & Johnson (1)		10,862,648
15,049	King Pharmaceuticals Inc*		296,014
134,974	Merck & Co Inc		5,961,802
15,226	Mylan Laboratories Inc ^^		321,878
441,304	Pfizer Inc (1)		11,147,339
92,632	Schering-Plough Corp		2,363,042
6,384	Watson Pharmaceuticals Inc*		168,729
83,823	Wyeth		4,193,665
			$49,853,700

PHOTOGRAPHY/IMAGING		0.05%
17,853	Eastman Kodak Co ^^		402,764
			$402,764

POLLUTION CONTROL		0.17%
15,864	Allied Waste Industries Inc*		199,728
33,189	Waste Management Inc		1,142,033
			$1,341,761

PRINTING & PUBLISHING		0.44%
3,996	Dow Jones & Co Inc ^^		137,742
14,661	Gannett Co Inc		825,268
22,121	McGraw-Hill Cos Inc		1,390,968
2,411	Meredith Corp		138,367
8,929	New York Times Co ^^		209,921
13,619	RR Donnelley & Sons Co		498,319
10,999	Tribune Co ^^		353,178
			$3,553,763

RAILROADS		0.73%
22,372	Burlington Northern Santa Fe Corp		1,799,380
27,184	CSX Corp		1,088,719
24,735	Norfolk Southern Corp		1,251,591
16,848	Union Pacific Corp		1,710,914
			$5,850,604

REAL ESTATE		1.37%
6,126	Apartment Investment & Management Co REIT		353,409
13,764	Archstone-Smith Trust REIT		747,110
5,000	AvalonBay Communities Inc REIT		650,000
7,416	Boston Properties Inc REIT ^^		870,638
11,596	CB Richard Ellis Group Inc*		396,351
7,900	Developers Diversified Realty Corp REIT		496,910
18,293	Equity Residential REIT		882,271
32,400	Host Hotels & Resorts Inc REIT		852,444
14,124	Kimco Realty Corp REIT		688,404
10,977	Plum Creek Timber Co Inc REIT		432,713
15,960	ProLogis Trust REIT		1,036,283
7,658	Public Storage Inc REIT		724,983
13,474	Realogy Corp*		398,965
13,839	Simon Property Group Inc REIT		1,539,589
8,155	Vornado Realty Trust REIT		973,218
			$11,043,288

RESTAURANTS		0.79%
9,017	Darden Restaurants Inc		371,410
74,920	McDonald's Corp		3,375,146
46,704	Starbucks Corp*		1,464,637
5,365	Wendy's International Inc		167,925
16,419	Yum! Brands Inc		948,361
			$6,327,479

RETAIL		5.64%
5,500	Abercrombie & Fitch Co		416,240
19,321	Amazon.com Inc ^^*		768,783
9,350	AutoNation Inc*		198,594
3,091	AutoZone Inc*		396,081
17,626	BedBath & Beyond Inc*		708,036
25,203	Best Buy Co Inc		1,227,890
6,799	Big Lots Inc ^^*		212,673
95,961	CVS Corp		3,276,115
8,828	Circuit City Stores Inc		163,583
28,220	Costco Wholesale Corp		1,519,365
3,749	Dillard's Inc ^^		122,705
19,367	Dollar General Corp		409,612
9,414	Family Dollar Stores Inc		278,843
32,688	Federated Department Stores Inc		1,472,594
32,780	Gap Inc		564,144

127,059	Home Depot Inc		4,668,148
13,554	IAC/InterActiveCorp*		511,121
14,061	JC Penney Co Inc		1,155,252
20,339	Kohl's Corp*		1,558,171
44,033	Kroger Co		1,243,932
21,240	Limited Brands Inc		553,514
94,797	Lowe's Cos Inc		2,985,158
14,288	Nordstrom Inc		756,407
17,221	Office Depot Inc*		605,146
4,625	OfficeMax Inc		243,923
3,800	Polo Ralph Lauren Corp		334,970
8,447	RadioShack Corp ^^		228,322
12,964	SUPERVALU Inc		506,503
27,371	Safeway Inc		1,002,873
5,255	Sears Holding Corp*		946,741
6,957	Sherwin-Williams Co		459,440
44,596	44,596 Staples Inc		1,152,361
28,280	28,280 TJXCos Inc		762,429
53,528	53,528 Target Corp		3,172,069
8,403	8,403 Tiffany & Co ^^		382,168
153,177	153,177 Wal-Mart Stores Inc		7,191,660
62,359	62,359 Walgreen Co		2,861,655
8,734	8,734 Whole Foods Market Inc ^^		391,720
	$45,408,941		$45,408,941

SHOES		0.16%
11,842	NIKE Inc Class B		1,258,331
			$1,258,331

SPECIALIZED SERVICES		1.40%
6,202	6,202 Affiliated Computer Services Inc Class A*		365,174
8,728	8,728 Apollo Group Inc*		383,159
25,699	25,699 Automatic Data Processing Inc		1,489,678
8,464	8,464 Cintas Corp		305,550
10,762	10,762 Computer Sciences Corp*		561,023
8,483	8,483 Convergys Corp*		215,553
32,010	32,010 Electronic Data Systems Corp		886,037
7,769	7,769 Equifax Inc		283,180
10,100	10,100 Fidelity National Information Services Inc		459,146
46,888	46,888 First Data Corp ^^		1,261,287
10,606	10,606 Fiserv Inc*		562,754
20,005	20,005 H&R Block Inc		420,905
29,094	29,094 Interpublic Group of Cos Inc ^^*		358,147
8,018	8,018 Monster Worldwide Inc ^^*		379,813
10,413	10,413 Omnicom Group Inc		1,066,083
21,083	21,083 Paychex Inc		798,413
10,431	10,431 Robert Half International Inc		386,051
48,077	48,077 Western Union Co		1,055,290
			$11,237,243

TELEPHONE & TELECOMMUNICATIONS		3.66%
22,488	22,488 ALLTEL Corp		1,394,256
388,865	388,865 AT&T Inc		15,332,947
6,945	6,945 CenturyTel Inc		313,845
21,013	21,013 Citizens Communications Co		314,144
9,377	9,377 Embarq Corp		528,394
97,668	97,668 Qwest Communications International Inc ^^*		878,035
180,746	180,746 Sprint Nextel Corp		3,426,944
181,224	181,224 Verizon Communications		6,872,014
29,631	29,631 Windstream Corp ^^		435,279
			$29,495,858

TEXTILES		0.26%
23,068	Coach Inc*		1,154,553
6,765	6,765 Jones Apparel Group Inc		207,888
6,482	6,482 Liz Claiborne Inc ^^		277,754
5,635	5,635 VF Corp ^^		465,564
			1,154,553
			$2,105,759
TOBACCO		1.58%
130,713	130,713 Altria Group Inc11,477,909		11,477,909
10,679	10,679 Reynolds American Inc ^^666,476		666,476
9,962	9,962 UST Inc ^^577,597		577,597
	$12,721,982		$12,721,982

UTILITIES		0.96%
41,336	41,336 AES Corp*		889,551
13,821	13,821 CMS Energy Corp ^^		246,014
11,310	11,310 Constellation Energy Group		983,405
78,209	78,209 Duke Energy Corp		1,586,861
23,566	23,566 Dynegy Inc Class A*		218,221
10,876	10,876 KeySpan Corp		447,547
2,765	2,765 NICOR Inc ^^		133,881
17,044	17,044 NiSource Inc		416,555
15,746	15,746 Public Service Enterprise Group Inc		1,307,548
5,407	5,407 Questar Corp		482,358
	16,394 Sempra Energy		1,000,198
			$7,712,139

TOTAL COMMON STOCK		98.32%	$$791,804,681
		(Cost$615,849,840)

SHORT-TERM INVESTMENTS
Par Value ($)	Value ($)
12,791,000 Federal Home Loan Bank	12,787,446

5.070%, April 2, 2007
740,000 United States of America (1)		738,050
5.100%, April 19, 2007
TOTAL SHORT-TERM INVESTMENTS	1.68%	$13,525,496
	(Cost $13,525,496)
TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO	100%	$805,330,177
	(Cost $629,375,336)

Legend
*	Non-income Producing Security
(1)	Collateral or Segregated Assets for Futures
REIT	– Real Estate Investment Trust
^^

A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2007, the Maxim S&P 500 Index® Portfolio had 36 open S&P 500 long futures contracts. The contracts expire in June 2007 and the Portfolio has recorded unrealized depreciation of $195,835.

At March 31, 2007, the U.S. Federal income tax cost basis was $630,412,495. The Maxim S&P 500 Index® Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $197,543,419 and gross depreciation of securities in which there was an excess of tax cost over value of $22,625,737, resulting in net appreciation of $174,917,682.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE		2.43%
1,200	Alliant Techsystems Inc ^^*		105,504
27,963	Boeing Co		2,486,190
1,440	DRS Technologies Inc ^^		175,125
14,356	General Dynamics Corp		1,096,799
4,451	Goodrich Corp		229,137
28,297	Honeywell International Inc		1,303,360
4,466	L-3 Communications Holdings Inc		390,641
12,548	Lockheed Martin Corp		1,217,407
12,396	Northrop Grumman Corp		920,031
4,900	Precision Castparts Corp		509,845
15,823	Raytheon Co		830,075
5,930	Rockwell Collins Inc		396,895
250	Sequa Corp ^^*		29,943
35,196	United Technologies Corp		2,287,740
			$11,878,692

AGRICULTURE		0.40%
23,050	Archer-Daniels-Midland Co		845,935
19,176	Monsanto Co		1,053,913
1,550	Scotts Co Class A ^^		68,284
			$1,968,132

AIRFREIGHT		0.92%
6,162	CH Robinson Worldwide Inc		294,236
7,548	Expeditors International of Washington Inc		311,883
10,843	FedEx Corp		1,164,864
2,190	Ryder System Inc		108,055
37,706	United Parcel Service Inc Class		2,643,191
			$4,522,229

AIRLINES		0.12%
3,150	AirTran Holdings Inc ^^*		32,351
1,450	Alaska Air Group Inc*		55,230
6,250	JetBlue Airways Corp ^^*		71,938
27,860	Southwest Airlines Co		409,542
			$569,061

AUTO PARTS & EQUIPMENT		0.26%
2,500	ArvinMeritor Inc ^^		45,625
400	Bandag Inc ^^		20,276
2,096	BorgWarner Inc ^^		158,080
4,970	Gentex Corp ^^		80,763
6,300	Goodyear Tire & Rubber Co ^^*		196,497
7,000	Johnson Controls Inc		662,340
2,693	Lear Corp ^^*		98,321
1,150	Modine Manufacturing Co ^^		26,335
			$1,288,237

AUTOMOBILES		0.24%

66,845	Ford Motor Co ^^		527,407
19,975	General Motors Corp		612,034
1,250	Thor Industries Inc		49,263
			$1,188,704

BANKS		5.61%
4,636	Associated Banc-Corp ^^		155,732
19,120	BB&T Corp		784,302
158,155	Bank of America Corp (1)		8,069,069
1,771	Bank of Hawaii Corp ^^		93,916
1,850	Cathay Bancorp Inc ^^		62,850
1,419	City National Corp		104,438
5,350	Colonial BancGroup Inc		132,413
5,620	Comerica Inc		332,254
6,568	Commerce Bancorp Inc ^^		219,240
4,650	Compass Bancshares Inc		319,920
2,142	Cullen/Frost Bankers Inc		112,091
19,618	Fifth Third Bancorp		759,020
4,470	First Horizon National Corp ^^		185,510
2,825	FirstMerit Corp ^^		59,636
1,808	Greater Bay Bancorp		48,571
8,292	Huntington Bancshares Inc ^^		181,180
13,989	KeyCorp		524,168
2,717	M&T Bank Corp		314,710
8,999	Marshall & Ilsley Corp		416,744
20,932	National City Corp		779,717
12,263	PNC Financial Services Group		882,568
25,871	Regions Financial Corp		915,057
1,232	SVB Financial Group ^^*		59,863
12,598	SunTrust Banks Inc		1,046,138
11,542	Synovus Financial Corp ^^		373,268
3,888	TCF Financial Corp		102,488
62,618	US Bancorp		2,189,751
67,425	Wachovia Corp		3,711,747
119,421	Wells Fargo & Co		4,111,665
1,070	Westamerica Bancorp ^^		51,542
2,450	Wilmington Trust Corp ^^		103,285
3,922	Zions Bancorp		331,487
			$27,534,340

BIOTECHNOLOGY		1.68%
2,400	2,400 Affymetrix Inc ^^*		72,168
41,328	41,328 Amgen Inc*		2,309,409
6,440	6,440 Applera Corp - Applied Biosystems Group		190,431
12,087	12,087 Biogen Idec Inc*		536,421
13,350	13,350 Celgene Corp*		700,341
2,350	2,350 Cephalon Inc*		167,344
2,363	2,363 Charles River Laboratories International Inc*		109,312

2,305	2,305 Covance Inc*		136,779
9,290	9,290 Genzyme Corp*		557,586
16,464	16,464 Gilead Sciences Inc*		1,259,496
1,700	1,700 Invitrogen Corp*		108,205
8,354	8,354 MedImmune Inc*		304,002
11,198	11,198 Millennium Pharmaceuticals Inc*		127,209
1,950	1,950 Millipore Corp*		141,317
4,000	4,000 PDL BioPharma Inc ^^*		86,800
4,221	4,221 PerkinElmer Inc		102,233
3,600	3,600 Pharmaceutical Product Development Inc ^^		121,284
1,400	1,400 Techne Corp*		79,940
14,893	14,893 Thermo Fisher Scientific Inc*		696,203
1,072	1,072 Varian Inc*		62,455
1,150	1,150 Ventana Medical Systems Inc*		48,185
4,392	4,392 Vertex Pharmaceuticals Inc*		123,152
3,623	3,623 Waters Corp*		210,134
			$8,250,406

BROADCAST/MEDIA		1.03%
26,101	26,101 CBS Corp798,430		798,430
17,562	17,562 Clear Channel Communications Inc615,388		615,388
109,976	109,976 Comcast Corp2,853,877		2,853,877
27,300	27,300 DIRECTV Group Inc*629,811		629,811
2,950	2,950 EW Scripps Co131,806		131,806
1,000	1,000 Entercom Communications Corp ^^28,173		28,173
2,386	2,386 Westwood One Inc ^^16,392		16,392
			$5,073,877

BUILDING MATERIALS		0.29%
6,214	American Standard Cos Inc		329,466
1,750	Florida Rock Industries Inc ^^		117,758
1,637	Martin Marietta Materials Inc ^^		221,322
13,837	Masco Corp		379,134
3,405	Vulcan Materials Co		396,614
			$1,444,294

CHEMICALS		1.52%
7,712	Air Products & Chemicals Inc ^^		569,840
2,800	Airgas Inc ^^		117,989
2,800	Albemarle Corp		115,820
2,016	Ashland Inc		132,250
2,300	Cabot Corp		109,758
8,461	Chemtura Corp		92,479
1,500	Cytec Industries Inc		84,360
33,892	Dow Chemical Co		1,554,287
32,644	EI du Pont de Nemours & Co		1,613,593
2,975	Eastman Chemical Co		188,407
6,250	Ecolab Inc		268,750
1,368	FMC Corp		103,188

1,500	Ferro Corp		32,415
4,018	Hercules Inc*		78,512
2,771	International Flavors & Fragrances Inc		130,839
2,450	Lubrizol Corp		126,249
7,506	Lyondell Chemical Co		224,955
687	Minerals Technologies Inc ^^		42,704
2,571	Olin Corp		43,553
5,839	PPG Industries Inc		410,540
11,346	Praxair Inc		714,344
4,137	RPM Inc ^^		95,565
4,993	Rohm & Haas Co		258,238
1,650	Sensient Technologies Corp ^^		42,537
4,630	Sigma-Aldrich Corp		192,238
3,614	Valspar Corp		100,578
			$7,443,988

COMMUNICATIONS EQUIPMENT		2.48%
14,048	14,048 3Com Corp*		54,928
4,069	4,069 ADC Telecommunications Inc*		68,115
2,100	2,100 ADTRAN Inc		51,135
5,537	5,537 Andrew Corp*		58,637
15,955	15,955 Avaya Inc*		188,429
1,800	1,800 Avocent Corp*		48,515
2,929	2,929 CIENA Corp*		81,866
213,499	213,499 Cisco Systems Inc (1)*		5,450,630
2,150	2,150 CommScope Inc ^^*		92,164
55,412	55,412 Corning Inc*		1,260,069
1,350	1,350 Dycom Industries Inc*		35,181
1,500	1,500 F5 Networks Inc*		100,020
4,700	4,700 Harris Corp		239,465
7,387	7,387 JDS Uniphase Corp ^^		112,504
84,490	84,490 Motorola Inc		1,492,939
1,600	1,600 Plantronics Inc		37,792
3,220	3,220 Polycom Inc*		107,333
4,600	4,600 Powerwave Technologies Inc ^^*		26,174
58,574	58,574 QUALCOMM Inc		2,498,767
15,461	15,461 Tellabs Inc*		153,064
3,750	3,750 UTStarcom Inc ^^*		31,088
			$12,188,815

COMPUTER HARDWARE & SYSTEMS		3.46%
30,526	Apple Computer Inc*		2,836,171
80,248	Dell Inc*		1,862,556
2,333	Diebold Inc		111,307
74,537	EMC Corp*		1,032,337
94,595	Hewlett-Packard Co		3,797,044
1,240	Imation Corp		50,071
53,290	International Business Machines Corp (1)		5,023,115
3,431	Lexmark International Group Inc Class A*		200,576

6,300	NCR Corp*		300,951
13,129	Network Appliance Inc*		479,471
3,600	Palm Inc ^^*		65,268
5,566	Qlogic Corp*		94,622
7,998	Sandisk Corp*		350,312
128,193	Sun Microsystems Inc*		765,010
			$16,968,811

COMPUTER SOFTWARE & SERVICES		4.81%
8,762	Activision Inc*		165,952
2,341	Acxiom Corp		50,074
20,766	Adobe Systems Inc*		865,942
700	Advent Software*		24,409
8,139	Autodesk Inc*		306,026
7,165	BMC Software Inc*		220,610
14,456	CA Inc		374,555
9,860	Cadence Design Systems Inc*		207,652
6,343	Citrix Systems Inc*		203,166
5,104	Cognizant Technology Solutions Corp*		450,530
11,423	Compuware Corp*		108,434
10,942	Electronic Arts Inc*		551,039
2,050	Fair Isaac Co ^^		79,295
1,750	Gartner Inc ^^*		41,913
7,698	Google Inc*		3,526,916
12,082	Intuit Inc		330,564
2,722	Jack Henry & Associates Inc		65,464
20,050	Juniper Networks Inc*		394,584
3,550	MPS Group Inc*		50,233
1,750	Macrovision Corp ^^*		43,838
5,649	5,649 McAfee Inc*		164,263
3,000	3,000 Mentor Graphics Corp*		49,020
304,742	304,742 Microsoft Corp (1)		8,493,160
11,950	11,950 Novell Inc*		86,279
141,014	141,014 Oracle Corp*		2,556,584
3,940	3,940 Parametric Technology Corp*		75,215
1,450	1,450 SRA International Inc ^^*		35,322
4,641	4,641 Sabre Holdings Corp		151,993
3,239	3,239 Sybase Inc*		81,882
32,664	32,664 Symantec Corp*		565,061
5,036	5,036 Synopsys Inc*		132,095
1,300	1,300 Transaction Systems Architects Inc Class A*		42,107
12,177	12,177 Unisys Corp*		102,652
3,450	3,450 VauleClick Inc ^^*		90,149
8,600	8,600 VeriSign Inc*		216,032
2,650	2,650 Wind River Systems*		26,341
43,115	43,115 Yahoo! Inc*		1,349,068
40,118	40,118 eBay Inc*		1,329,912
			$23,608,331

CONGLOMERATES		3.59%
25,958	3M Co		1,983,970
2,160	Carlisle Cos Inc		92,787
363,579	General Electric Co (1)		12,856,154
1,400	Teleflex Inc		95,298
4,466	Textron Inc		401,047
69,864	Tyco International Ltd		2,204,209
			$17,633,465

CONTAINERS		0.17%
3,683	Ball Corp		168,971
3,700	Bemis Co Inc		123,543
4,650	Pactiv Corp*		156,891
5,632	Sealed Air Corp		177,971
3,678	Temple-Inland Inc		219,724
			$847,100

COSMETICS&PERSONALCARE		0.17%
2,792	Alberto-Culver Co		63,881
15,624	Avon Products Inc		582,183
4,159	Estee Lauder Cos		203,167
			$849,231

DISTRIBUTORS		0.25%
5,980	Genuine Parts Co		293,020
21,795	SYSCO Corp		737,325
2,570	WW Grainger Inc		198,507
			$1,228,852

ELECTRIC COMPANIES		2.90%
5,850	Allegheny Energy Inc*		287,469
4,146	4,146 Alliant Energy Corp		185,905
7,279	7,279 Ameren Corp		366,134
14,050	14,050 American Electric Power Co Inc		684,938
11,279	11,279 CenterPoint Energy Inc		202,345
9,111	9,111 Consolidated Edison Inc ^^		465,208
4,014	4,014 DPL Inc ^^		124,838
6,298	6,298 DTE Energy Co		301,674
12,352	12,352 Dominion Resources Inc		1,096,487
3,101	3,101 Duquesne Light Holdings Inc		61,369
11,531	11,531 Edison International		566,518
7,087	7,087 Entergy Corp		743,568
23,722	23,722 Exelon Corp		1,629,939
14,347	14,347 FPL Group Inc		877,606
11,264	11,264 FirstEnergy Corp		746,128
2,965	2,965 Great Plains Energy Inc ^^		96,214
2,800	2,800 Hawaiian Electric Industries Inc ^^		72,772
1,550	1,550 IDACORP Inc		52,504
2,692	2,692 Integrys Energy Group Inc ^^		149,433

3,720	3,720 NSTAR		130,646
5,466	5,466 Northeast Utilities		179,181
3,176	3,176 OGE Energy Corp ^^		123,229
12,388	12,388 PG&E Corp		597,969
2,675	2,675 PNM Resources Inc		86,403
13,630	13,630 PPL Corp		557,585
6,752	6,752 Pepco Holdings Inc ^^		195,943
3,555	3,555 Pinnacle West Capital Corp		171,529
9,089	9,089 Progress Energy Inc		458,449
4,050	4,050 Puget Energy Inc		104,004
7,750	7,750 Sierra Pacific Resources*		134,695
26,495	26,495 Southern Co		971,085
7,330	7,330 TECO Energy Inc		126,149
16,258	16,258 TXU Corp		1,042,138
3,100	3,100 Westar Energy Inc ^^		85,346
1,087	1,087 Wisconsin Energy Corp		198,302
14,393	14,393 Xcel Energy Inc		355,363
			$14,229,065

ELECTRONIC INSTRUMENTS & EQUIP		1.01%
14,289	14,289 Agilent Technologies Inc*		481,423
3,775	3,775 Ametek Inc ^^		130,409
3,200	3,200 Amphenol Corp ^^		206,624
4,365	4,365 Arrow Electronics Inc*		164,783
4,495	4,495 Avnet Inc*		162,449
2,165	2,165 CDW Corp		132,996
6,340	6,340 Cooper Industries Inc		285,219
28,164	28,164 Emerson Electric Co		1,213,587
2,330	2,330 Harman International Industries Inc		223,866
2,150	2,150 Hubbell Inc Class B ^^		103,716
4,950	4,950 Ingram Micro Inc*		95,585
6,476	6,476 Jabil Circuit Inc ^^		138,651
2,950	2,950 KEMET Corp ^^*		22,568
6,000	6,000 MEMC Electronic Materials Inc*		363,480
5,016	5,016 Molex Inc ^^		141,451
2,010	2,010 National Instruments Corp		52,722
1,450	1,450 Newport Corp*		23,737
5,829	5,829 Rockwell Automation Inc		348,983
3,150	3,150 Roper Industries Inc ^^		172,872
18,665	18,665 Sanmina - SCI Corp*		67,567
31,919	31,919 Solectron Corp*		100,545
1,926	1,926 Tech Data Corp*		68,970
2,886	2,886 Tektronix Inc		81,270
1,850	1,850 Thomas & Betts Corp*		90,317
6,459	6,459 Vishay Intertechnology Inc*		90,297
			$4,964,087

ELECTRONICS SEMICONDUCTOR		2.44%
19,568	Advanced Micro Devices Inc*		255,558

12,598	Altera Corp		251,834
11,803	Analog Devices Inc		407,085
49,322	Applied Materials Inc		903,579
15,050	15,050 Atmel Corp*		75,702
16,679	16,679 Broadcom Corp Class A*		534,896
2,700	2,700 Cree Inc ^^*		44,442
6,450	6,450 Cypress Semiconductor Corp ^^*		119,648
4,276	4,276 Fairchild Semiconductor International Inc ^^*		71,495
6,864	6,864 Integrated Device Technology Inc*		105,843
203,918	203,918 Intel Corp		3,900,952
2,500	2,500 International Rectifier Corp*		95,525
4,699	4,699 Intersil Holding Corp		124,477
7,023	7,023 KLA-Tencor Corp		374,467
27,212	27,212 LSI Logic Corp ^^*		281,384
5,033	5,033 Lam Research Corp*		238,262
4,050	4,050 Lattice Semiconductor Corp*		23,693
10,585	10,585 Linear Technology Corp ^^		334,380
11,323	11,323 Maxim Integrated Products Inc		332,896
1,980	1,980 Micrel Inc*		21,820
7,577	7,577 Microchip Technology Inc		269,211
26,679	26,679 Micron Technology Inc*		322,282
12,564	12,564 NVIDIA Corp*		361,592
9,982	9,982 National Semiconductor Corp		240,965
4,391	4,391 Novellus Systems Inc*		140,600
7,445	7,445 PMC-Sierra Inc ^^*		52,189
6,750	6,750 RF Micro Devices Inc ^^*		42,053
2,558	2,558 Semtech Corp*		34,482
1,950	1,950 Silicon Laboratories Inc*		58,327
6,625	6,625 Teradyne Inc ^^*		109,578
51,055	51,055 Texas Instruments Inc		1,536,756
4,847	4,847 TriQuint Semiconductor Inc*		24,235
11,693	11,693 Xilinx Inc		300,861
			$11,991,069

ENGINEERING & CONSTRUCTION		0.13%
3,127	Fluor Corp		280,554
1,237	Granite Construction Inc		68,357
4,220	Jacobs Engineering Group Inc ^^		196,869
4,100	Quanta Services Inc ^^*		103,402
			$649,182

FINANCIAL SERVICES		6.04%
8,434	Ameriprise Financial Inc		481,919
2,980	Astoria Financial Corp		79,238
26,763	Bank of New York Co Inc		1,085,226
6,800	CIT Group Inc		359,856
1,333	Chicago Mercantile Exchange		662,170
173,373	Citigroup Inc (1)		8,900,971
20,802	Countrywide Financial Corp		699,779

4,482	Eaton Vance Corp ^^		159,750
34,298	Fannie Mae (nonvtg)		1,866,527
3,150	Federated Investors Inc Class B		115,668
5,905	Franklin Resources Inc		713,502
24,536	Freddie Mac		1,459,647
17,500	Hudson City Bancorp Inc		239,400
2,548	IndyMac Bancorp Inc ^^		81,663
2,350	Investors Financial Services Corp		136,653
122,837	JPMorgan Chase & Co (1)		5,942,854
6,630	Janus Capital Group Inc		138,633
4,651	Legg Mason Inc		438,171
2,980	MGIC Investment Corp ^^		175,582
14,736	Mellon Financial Corp		635,688
8,238	Moody's Corp		511,251
9,632	New York Community Bancorp Inc ^^		169,407
6,639	Northern Trust Corp		399,270
2,850	Nuveen Investments ^^		134,820
3,101	PMI Group Inc		140,170
9,463	Principal Financial Group		566,550
2,861	Radian Group Inc ^^		157,012
2,263	SEI Investments Co		136,300
12,671	Sovereign Bancorp Inc ^^		322,351
11,785	State Street Corp		763,079
9,362	T Rowe Price Group Inc		441,793
2,878	Waddell & Reed Financial Class A ^^		67,115
3,089	Washington Federal Inc		72,468
31,398	Washington Mutual Inc		1,267,851
2,018	Webster Financial Corp ^^		96,884
			$29,619,218

FOOD & BEVERAGES		2.89%
26,997	Anheuser-Busch Co Inc		1,362,269
2,812	Brown-Forman Corp ^^		184,355
7,661	Campbell Soup Co		298,396
71,206	Coca-Cola Co		3,417,888
9,777	Coca-Cola Enterprises Inc		197,984
17,812	ConAgra Foods Inc		443,697
7,398	Constellation Brands Inc ^^*		156,690
4,588	Dean Foods Co		214,502
12,194	General Mills Inc		709,935
11,479	HJ Heinz Co		540,890
2,152	Hansen Natural Corp ^^		81,518
6,160	Hershey Co3		336,706
2,598	Hormel Foods Corp		96,656
2,012	JM Smucker Co		107,280
8,839	Kellogg Co		454,590
6,500	Kraft Foods Inc		200,525
848	Lancaster Colony Corp		37,510
4,557	McCormick & Co Inc (nonvtg)		175,536

1,685	Molson Coors Brewing Co Class B		159,435
4,586	Pepsi Bottling Group		46,248
2,041	PepsiAmericas Inc ^^		45,555
57,891	PepsiCo Inc		3,679,552
25,934	Sara Lee Corp		438,803
3,459	Smithfield Foods Inc*		103,597
969	Tootsie Roll Industries Inc		29,047
8,852	Tyson Foods Inc Class A		171,817
7,675	Wm Wrigley Jr Co ^^		390,888
			$14,181,869

GOLD, METALS & MINING		1.08%
30,694	Alcoa Inc		1,040,527
3,625	Allegheny Technologies Inc		386,751
5,035	Arch Coal Inc ^^		154,524
6,400	CONSOL Energy Inc ^^		250,432
4,100	Commercial Metals Co		128,535
13,253	Freeport-McMoRan Copper & Gold Inc		877,240
15,986	Newmont Mining Corp		671,286
10,649	Nucor Corp		693,569
9,344	Peabody Energy Corp		376,003
2,300	Reliance Steel & Aluminum Co		111,525
3,100	Steel Dynamics Inc ^^		133,923
4,258	United States Steel Corp		422,266
2,381	Worthington Industries Inc ^^		49,001
			$5,295,582

HEALTH CARE RELATED		2.51%
18,296	Aetna Inc		801,222
6,661	AmericsourceBergen Corp		351,368
1,550	Apria Healthcare Group Inc ^^*		50,005
3,512	CIGNA Corp		501,022
14,178	Cardinal Health Inc		1,034,285
2,318	Cerner Corp ^^*		126,215
3,345	Community Health Systems Inc*		117,935
5,596	Coventry Health Care Inc*		313,656
4,862	Express Scripts Inc Class A*		392,461
8,503	Health Management Associates Inc Class A ^^		92,428
4,009	Health Net Inc*		215,724
3,152	Henry Schein Inc ^^*		173,927
5,863	Humana Inc*		340,172
6,843	IMS Health Inc		202,963
4,350	Laboratory Corp of America Holdings*		315,941
2,050	LifePoint Hospitals Inc*		78,316
3,037	Lincare Holdings Inc*		111,306
2,617	Manor Care Inc		142,260
1,100	Martek Biosciences Corp^^*		22,682
10,416	McKesson Inc		609,753
10,191	Medco Health Solutions Inc*		739,154

4,320	Omnicare Inc ^^		171,809
4,934	Patterson Cos Inc ^^*		175,117
1,900	Psychiatric Solutions Inc^^*		76,589
5,584	Quest Diagnostics Inc ^^		278,474
16,595	Tenet Healthcare Corp ^^*		106,706
3,152	Triad Hospitals Inc ^^*		164,692
47,887	UnitedHealth Group Inc		2,536,575
1,945	Universal Health Services Inc Class B		111,371
2,900	VCA Antech Inc ^^*		105,299
1,200	WellCare Health Plans Inc*		102,300
21,642	WellPoint Inc*		1,755,167
			$12,316,894

HOMEBUILDING		0.25%
1,300	Beazer Homes USA Inc ^^		37,739
4,178	Centex Corp ^^		174,557
9,621	DR Horton Inc2		211,596
1,200	Hovnanian Enterprises Inc ^^*		30,192

2,664	KB Home		113,673
4,916	Lennar Corp ^^		207,433
1,250	MDC Holdings Inc		60,088
7,482	Pulte Homes Inc		197,974
1,500	Ryland Group Inc ^^		63,285
4,490	Toll Brothers Inc ^^*		122,916
			$1,219,453

HOTELS/MOTELS		0.51%
15,668	Carnival Corp		734,235
13,738	Hilton Hotels Corp		494,018
11,644	Marriott International Inc Class A		570,091
7,574	Starwood Hotels & Resorts Worldwide Inc		491,174
6,625	Wyndham Worldwide Corp*		226,244
			$2,515,762

HOUSEHOLD GOODS		2.42%
2,000	American Greetings Corp,		46,420
2,368	Black & Decker Corp		193,276
864	Blyth Industries Inc		18,239
2,325	Church & Dwight Co Inc		117,064
5,396	Clorox Co		343,671
18,127	Colgate-Palmolive Co		1,210,703
2,022	Energizer Holdings Inc*		172,537
5,370	Fortune Brands Inc		423,264
1,700	Furniture Brands International Inc ^^		26,826
16,181	Kimberly-Clark Corp		1,108,237
6,186	Leggett & Platt Inc		140,237
1,943	Mohawk Industries Inc ^^*		159,423
9,765	Newell Rubbermaid Inc		303,594
111,607	Procter & Gamble Co (1)		7,049,098
2,100	Snap-on Inc		101,010
2,966	Stanley Works		164,198
2,150	Tupperware Corp ^^		53,600
2,836	Whirlpool Corp		240,805
			$11,872,202

INDEPENDENT POWER PRODUCTS		0.01%
1,200	Black Hills Corp ^^		44,223
			$44,223

INSURANCE RELATED		4.66%
11,547	ACE Ltd		658,872
17,433	AFLAC Inc		820,425
21,876	Allstate Corp		1,313,873
3,640	Ambac Financial Group Inc ^^		314,460
2,475	American Financial Group Inc		84,249
92,040	American International Group Inc (1)		6,186,929
10,543	Aon Corp		400,212
3,397	Arthur J Gallagher & Co ^^		96,237
4,004	Brown & Brown Inc		108,188

14,450	Chubb Corp		746,632
6,085	Cincinnati Financial Corp		258,004
2,286	Everest Re Group Ltd		219,845
7,785	Fidelity National Financial Inc ^^		186,918
3,420	First American Financial Corp ^^		173,462
15,600	Genworth Financial Inc		545,049
3,875	HCC Insurance Holdings Inc		119,350
1,850	Hanover Insurance Group Inc		85,362
11,313	Hartford Financial Services Group Inc		1,081,297
1,500	Horace Mann Educators Corp		30,825
5,666	Leucadia National Corp ^^		166,694
9,793	Lincoln National Corp		663,868
15,951	Loews Corp		724,654
4,736	MBIA Inc		310,161
19,510	Marsh & McLennan Cos Inc		571,448
1,250	Mercury General Corp ^^		66,300
26,624	MetLife Inc		1,681,306
2,132	Ohio Casualty Corp		63,864
8,128	Old Republic International Corp		179,791
26,327	Progressive Corp		574,433
2,498	Protective Life Corp		110,041
16,645	Prudential Financial Inc		1,502,378
3,748	SAFECO Corp ^^		248,980
1,920	StanCorp Financial Group Inc		94,406
3,491	Torchmark Corp		228,975
23,898	Travelers Cos Inc		1,237,200
1,432	Unitrin Inc		67,421
12,071	Unum Group		277,995
5,937	WR Berkley Corp		196,633
6,438	XL Capital Ltd Class A		450,402
			$22,847,139

INVESTMENT BANK/BROKERAGE FIRM		2.41%
2,699	AG Edwards Inc		186,717
4,236	Bear Stearns Co Inc		636,883
36,280	Charles Schwab Corp		661,732
15,023	E*TRADE Financial Corp*		318,788
14,547	Goldman Sachs Group Inc		3,005,847
3,650	Jefferies Group Inc ^^		105,668
18,664	Lehman Brothers Holdings Inc		1,307,787
31,329	Merrill Lynch & Co Inc		2,558,639
37,670	Morgan Stanley		2,966,890
3,275	Raymond James Financial Inc		97,464
			$11,846,415

LEISURE & ENTERTAINMENT		2.13%
1,500	Boyd Gaming Corp		71,460
3,204	Brunswick Corp		102,047
2,100	Callaway Golf Co		33,096

9,078	Harley-Davidson Inc		533,333
6,654	Harrah's Entertainment Inc		561,930
5,602	Hasbro Inc		160,329
11,944	International Game Technology		482,299
1,290	International Speedway Corp Class A		66,693
13,905	Mattel Inc		383,361
82,900	News Corp		1,916,648
134,859	Time Warner Inc		2,659,420
24,451	Viacom Inc Class B*		1,005,181
72,411	Walt Disney Co		2,493,111
			$10,468,908

MACHINERY		1.82%
3,248	AGCO Corp*		119,995
22,828	Caterpillar Inc		1,530,161
1,795	Crane Co ^^		72,554
1,843	Cummins Inc		266,719
8,473	Danaher Corp		605,396
8,014	Deere & Co		870,641
2,438	Donaldson Co Inc		88,012
7,197	Dover Corp		351,286
5,225	Eaton Corp		436,601
1,673	Federal SignalCorp		25,965
2,050	Flowserve Corp		117,240
2,375	Graco Inc ^^		93,037
3,000	Harsco Corp		134,595
6,484	ITT Corp		391,115
14,670	Illinois Tool Works Inc		756,972
10,878	Ingersoll-Rand Co		471,779
3,900	Joy Global		167,347
1,409	Kennametal Inc		95,262
1,528	Lincoln Electric Holdings Inc		91,008
1,200	Nordson Corp		55,780
2,650	Oshkosh Truck Corp		140,450
8,845	PACCAR Inc		649,223
4,359	Pall Corp165,641		165,641
4,118	Parker-Hannifin Corp355,425		355,425
3,550	Pentair Inc		110,618
2,139	SPX Corp		150,158
3,685	Terex Corp*		264,436
3,250	Timken Co		98,508
2,825	Trinity Industries Inc ^^		118,424
7,700	Western Digital Corp*		129,437
			$8,923,785

MANUFACTURING		0.01%
1,050	Mine Safety Appliances Co		44,163
			$44,163

MEDICAL PRODUCTS		1.79%
2,136	Advanced Medical Optics Inc ^^*		79,448
1,959	Bausch & Lomb Inc		100,222
22,976	Baxter International Inc		1,210,146
2,229	Beckman Coulter Inc ^^		142,411
8,710	Becton Dickinson & Co		669,712
8,607	Biomet Inc		365,711
41,807	Boston Scientific Corp*		607,874
3,670	CR Bard Inc		291,802
4,080	Cytyc Corp*		139,614
5,334	Dentsply International Inc		174,689
2,068	Edwards Lifesciences Corp*		104,848
1,850	Gen-Probe Inc*		87,098
2,200	Hillenbrand Industries Inc		130,614
5,544	Hospira Inc*		226,755
1,314	Intuitive Surgical Inc ^^*		159,743
40,766	Medtronic Inc		1,999,980
2,750	ResMed Inc*		138,518
12,185	St Jude Medical Inc*		458,304
2,199	Steris Corp		58,405
10,558	Stryker Corp		700,207
4,498	Varian Medical Systems Inc*		214,510
8,361	Zimmer Holdings Inc*		714,113
			$8,774,724

OFFICE EQUIPMENT&SUPPLIES		0.28%
3,271	Avery Dennison Corp		210,194
1,706	HNI Corp ^^		78,345
2,271	Herman Miller Inc		76,056
7,744	Pitney Bowes Inc		351,500
33,523	Xerox Corp*		566,222
2,375	Zebra Technologies Corp Class A*		91,699
			$1,374,016

OIL & GAS		9.76%
16,377	Anadarko Petroleum Corp		703,884
11,698	Apache Corp		827,049
10,334	BJ Services Co		288,319
11,305	Baker Hughes Inc		747,600
4,000	Cameron International Corp*		251,160
14,400	Chesapeake Energy Corp ^^		444,672
76,358	Chevron Corp (1)		5,647,438
2,950	Cimarex Energy Co		109,252
58,126	ConocoPhillips		3,972,912
4,200	Denbury Resources Inc*		125,118
15,773	Devon Energy Corp		1,091,807
5,363	ENSCO International Inc ^^		291,747
8,690	EOG Resources		619,945

24,680	El Paso Corp ^^		357,120
1,850	Encore Acquisition Co ^^*		44,752
201,363	Exxon Mobil Corp (1)		15,192,810
2,405	FMC Technologies Inc*		167,773
1,961	Forest Oil Corp ^^*		65,494
3,800	Frontier Oil Corp ^^		124,032
4,559	Grant Prideco Inc*		227,221
35,330	Halliburton Co ^^		1,121,374
3,600	Hanover Compressor Co*		80,100
3,650	Helmerich & Payne Inc ^^		110,741
9,547	Hess Corp ^^		529,572
3,822	Kinder Morgan Inc		406,852
12,254	Marathon Oil Corp		1,211,063
6,668	Murphy Oil Corp		356,071
9,822	Nabors Industries Ltd ^^		291,419
6,268	National-Oilwell Inc*		487,588
4,550	Newfield Exploration Co*		189,781
4,780	Noble Corp		376,090
6,000	Noble Energy Inc		357,900
29,638	Occidental Petroleum Corp		1,461,450
1,050	Overseas Shipholding Group Inc		65,730
5,472	Patterson-UTI Energy Inc		122,792
4,321	Pioneer Natural Resources Co ^^		186,278
2,600	Plains Exploration & Production Co*		117,418
2,086	Pogo Producing Co ^^		100,337
5,795	Pride International Inc*		174,430
1,950	Quicksilver Resources Inc ^^*		77,552
3,923	Rowan Cos Inc		127,472
41,715	Schlumberger Ltd		2,882,507
7,090	Smith International Inc		340,675
5,931	Southwestern Energy Co ^^*		243,052
22,169	Spectra Energy Corp		582,380
4,343	Sunoco Inc		305,921
2,850	Superior Energy Services Inc*		98,240
2,050	Tidewater Inc		120,089
10,339	Transocean Inc*		844,697
21,346	Valero Energy Corp		1,376,604
11,954	Weatherford International Ltd*		539,125
21,113	Williams Cos Inc		600,876
13,016	XTO Energy Inc		713,407
			$47,899,688

PAPER & FOREST PRODUCTS		0.35%
1,987	Bowater Inc ^^		47,330
16,023	International Paper Co		583,261
2,299	Longview Fibre Co		56,624
3,612	Louisiana-Pacific Corp		72,457
6,403	MeadWestvaco Corp		197,469
1,550	PH Glatfelter Co ^^		23,111

2,889	Packaging Corp of America		70,492
3,455	Sonoco Products Co		129,839
7,436	Weyerhaeuser Co		555,767
			$1,736,350

PERSONAL LOANS		0.85%
4,145	AmeriCredit Corp*		94,755
42,206	American Express Co		2,380,418
14,525	Capital One Financial Corp		1,096,057
14,538	SLM Corp		594,641
			$4,165,871

PHARMACEUTICALS		5.84%
54,538	Abbott Laboratories		3,043,221
5,438	Allergan Inc		602,639
3,728	Barr Laboratories Inc*		172,793
71,387	Bristol-Myers Squibb Co		1,981,703
34,898	Eli Lilly & Co		1,874,372
11,254	Forest Laboratories Inc*		578,906
102,378	Johnson & Johnson (1)		6,169,299
8,546	King Pharmaceuticals Inc*		168,100
1,950	Medicis Pharmaceutical Corp Class A ^^		60,099
76,645	Merck & Co Inc		3,385,410
8,619	Mylan Laboratories Inc ^^		182,206
1,253	Par Pharmaceutical Cos Inc ^^*		31,475
2,600	Perrigo Co ^^		45,916
250,614	Pfizer Inc (1)		6,330,510
52,512	Schering-Plough Corp		1,339,581
3,910	Sepracor Inc*		182,335
3,250	Valeant Pharmaceuticals International ^^		56,193
3,621	Watson Pharmaceuticals Inc*		95,703
47,581	Wyeth		2,380,478
			$28,680,939

PHOTOGRAPHY/IMAGING		0.05%
10,121	Eastman Kodak Co ^^		228,330
			$228,330

POLLUTION CONTROL		0.21%
8,943	Allied Waste Industries Inc*		112,592
5,918	Republic Services Inc		164,639
1,585	Stericycle Inc*		129,178
18,784	Waste Management Inc		646,357
			$1,052,766

PRINTING & PUBLISHING		0.50%
3,034	Belo Corp Class A ^^		56,645
1,821	Deluxe Corp		61,058
2,297	Dow Jones & Co Inc ^^		79,178

8,265	Gannett Co Inc		465,237
1,550	John Wiley & Sons Inc Class A		58,528
1,550	Lee Enterprises Inc		46,578
12,558	McGraw-Hill Cos Inc		789,647
850	Media General Inc Class A		32,436
1,416	Meredith Corp		81,264
5,022	New York Times Co ^^		118,067
7,661	RR Donnelley & Sons Co		280,316
900	Scholastic Corp*		27,990
6,228	Tribune Co		199,981
200	Washington Post Co Class B		152,700
			$2,449,625

RAILROADS		0.68%
12,728	Burlington Northern Santa Fe Corp		1,023,713
15,454	CSX Corp		618,933
14,031	Norfolk Southern Corp		709,969
9,553	Union Pacific Corp		970,108
			$3,322,723

REAL ESTATE		1.63%
3,535	AMB Property Corp REIT		207,823
3,482	Apartment Investment & Management Co REIT		200,877
7,750	Archstone-Smith Trust REIT		420,670
2,834	AvalonBay Communities Inc REIT		368,420
4,240	Boston Properties Inc REIT ^^		497,776
6,550	CB Richard Ellis Group Inc*		223,879
4,450	Developers Diversified Realty Corp REIT		279,905
10,384	Equity Residential REIT		500,820
2,010	Highwood Properties Inc REIT ^^		79,405
3,268	Hospitality Properties Trust REIT		152,942
18,335	Host Hotels & Resorts Inc REIT		482,394
7,950	Kimco Realty Corp REIT		387,483
3,259	Liberty Property Trust REIT ^^		158,778
2,600	MacErich Co REIT ^^		240,136
2,429	Mack-Cali Realty Corp REIT ^^		115,693
3,605	New Plan Excel Realty Trust REIT		119,073
6,296	Plum Creek Timber Co Inc REIT		248,241
1,366	Potlatch Corp REIT^^		62,535
9,050	ProLogis Trust REIT		587,617
4,380	Public Storage Inc REIT		414,655
2,672	Rayonier Inc ^^		114,896
7,644	Realogy Corp*		226,339
2,455	Regency Centers Corp REIT		205,115
7,828	Simon Property Group Inc REIT		870,865
4,800	United Dominion Realty Trust REIT		146,978
4,662	Vornado Realty Trust REIT		556,363
2,697	Weingarten Realty Investors REIT ^^		128,269
			$7,997,947

RESTAURANTS		0.84%
2,620	Applebee's International Inc		64,924
1,250	Bob Evans Farms Inc		46,188
4,347	Brinker International Inc		142,125
922	CBRL Group Inc ^^		42,666
2,758	Cheesecake Factory Inc ^^*		73,501
5,091	Darden Restaurants Inc		209,698
42,598	McDonald's Corp		1,919,017
2,670	OSI Restaurant Partners Inc		105,466
2,092	Ruby Tuesday Inc		59,831
26,478	Starbucks Corp*		830,350
2,991	Wendy's International Inc		93,618
9,297	Yum! Brands Inc		536,995
			$4,124,379

RETAIL		5.86%
1,557	1,557 99 Cents Only Stores*		22,935
3,154	3,154 Abercrombie & Fitch Co		238,695
3,680	3,680 Advance Auto Parts Inc ^^		141,864
1,850	1,850 Aeropostale Inc *		74,426
11,000	11,000 Amazon.com Inc*		437,690
7,050	7,050 American Eagle Outfitters Inc		211,430
2,550	2,550 AnnTaylor Stores Corp*		98,886
5,226	5,226 AutoNation Inc*		111,001
1,810	1,810 AutoZone Inc*		231,933
2,285	2,285 BJ's Wholesale Club Inc*		77,294
1,837	1,837 Barnes & Noble Inc ^^		72,478
10,016	10,016 Bed Bath & Beyond Inc*		402,343
14,336	14,336 Best Buy Co Inc		698,450
3,872	3,872 Big Lots Inc ^^*		121,116
2,075	2,075 Borders Group Inc ^^		42,372
54,494	54,494 CVS Corp		1,860,436
7,548	7,548 CarMax Inc^^		185,228
4,350	4,350 Charming Shoppes Inc*		56,333
6,124	6,124 Chicos FAS Inc ^^*		149,609
5,030	5,030 Circuit City Stores Inc		93,206
3,300	3,300 Claire's Stores Inc		106,000
2,050	2,050 Coldwater Creek Inc ^^*		41,574
16,031	16,031 Costco Wholesale Corp		863,109
1,345	1,345 Dicks Sporting Goods Inc ^^*		78,360
2,173	2,173 Dillard's Inc ^^		71,137
10,989	10,989 Dollar General Corp		232,417
3,645	3,645 Dollar Tree Stores Inc*		139,358
5,292	5,292 Family Dollar Stores Inc		156,749
18,536	18,536 Federated Department Stores Inc		835,047
5,500	5,500 Foot Locker Inc		129,525
5,300	5,300 GameStop Corp		172,621
18,572	18,572 Gap Inc		319,624

72,156	72,156 Home Depot Inc		2,651,011
7,650	7,650 IAC/InterActiveCorp*		288,482
7,935J	7,935 JC Penney Co Inc		651,940
11,573	11,573 Kohl's Corp*		886,608
25,016	25,016 Kroger Co		706,702
12,070	12,070 Limited Brands Inc		314,544
53,801	53,801 Lowe's Cos Inc		1,694,193
2,050	2,050 Netflix Inc ^^*		47,540
8,068	8,068 Nordstrom Inc		427,120
3,950	3,950 O'Reilly Automotive Inc ^^*		130,745
9,726	9,726 Office Depot Inc*		341,772
2,700	2,700 OfficeMax Inc		142,398
2,450	2,450 Pacific Sunwear of California Inc*		51,034
2,350	2,350 Payless ShoeSource Inc*		78,077
4,816	4,816 Petsmart Inc		158,727
2,200	2,200 Polo Ralph Lauren Corp		193,930
4,818^	4,818 RadioShack Corp ^^		130,231
1,600	1,600 Regis Corp		64,640
2,400	2,400 Rent-A-Center Inc*		67,152
4,874	4,874 Ross Stores Inc		167,666
1,250	1,250 Ruddick Corp		37,600
7,314	7,314 SUPERVALU Inc		285,758
15,605	15,605 Safeway Inc		571,799
4,818	4,818 Saks Inc		100,407
2,971	2,971 Sears Holding Corp*		535,255
3,964	3,964 Sherwin-Williams Co		3261,783
25,354	25,354 Staples Inc		655,147
16,020	16,020 TJX Cos Inc		431,899
30,339	30,339 Target Corp		1,797,889
4,747	4,747 Tiffany & Co ^^		215,894
3,950	3,950 Urban Outfitters Inc*		104,715
86,994	86,994 Wal-Mart Stores Inc		4,084,368
35,394	35,394 Walgreen Co		1,624,231
4,934	4,934 Whole Foods Market Inc ^^		221,290
3,991	3,991 Williams-Sonoma Inc		141,590
			$28,737,383

SAVINGS & LOANS		0.01%
3,850	First Niagara Financial Group Inc		53,554
			$53,554

SHOES		0.16%
6,759	NIKE Inc Class B		718,211
1,690	Timberland Co Class A ^^*		43,991
			$762,202

SPECIALIZED SERVICES		1.93%
3,198	Adesa Corp		88,361
3,535	Affiliated Computer Services Inc Class A*		208,141

2,350	Alliance Data Systems Corp*	144,807
4,974	Apollo Group Inc*	218,332
19,323	Automatic Data Processing Inc	938,104
4,196086	BISYS Group Inc ^^*	48,086
1,750	Brink's Co	111,038
1,600	CSG Systems International Inc*	40,032
3,372	Career Education Corp*	102,861
1,290	Catalina Marketing Corp	40,730
4,935	Ceridian Corp ^^*	171,935
3,123	CheckFree Corp ^^*	115,839
2,727	ChoicePoint Inc*	102,122
4,733	Cintas Corp	170,861
6,174	Computer Sciences Corp*	321,851
4,830	Convergys Corp*	122,730
2,509	Copart Inc*	70,277
3,032	Corinthian Colleges Inc ^^*	41,690
1,351	Corporate Executive Board Co	102,622
1,972	DST Systems Inc ^^*	148,294
2,090	DeVry Inc	61,342
2,143	Dun & Bradstreet Corp	195,442
18,116	Electronic Data Systems Corp	501,451
4,358	Equifax Inc	158,849
4,458	Fastenal Co ^^	156,226
5,725	Fidelity National Information Services Inc	260,259
26,623	First Data Corp ^^	716,159
5,993	Fiserv Inc*	317,989
1,900	GATX Corp ^^	90,820
2,450	Global Payments Inc	83,629
11,368	H&R Block Inc	239,183
1,583	Harte-Hanks Inc	43,675
1,150	ITT Educational Services Inc*	93,714
16,479	Interpublic Group of Cos Inc ^^*	202,857
750	Kelly Services Inc Class A ^^	24,150
1,500	Korn/Ferry International*	34,410
1,834	Laureate Education Inc*	108,151
1,900	MSC Industrial Direct Co Inc Class A	88,675
3,037	Manpower Inc	224,039
2,960	MoneyGram International Inc ^^	82,170
4,586	Monster Worldwide Inc*	217,239
1,900	Navigant Consulting Inc*	37,544
5,955	Omnicom Group Inc	609,673
12,000	Paychex Inc	454,440
5,904	Robert Half International Inc	218,507
1,050	Rollins Inc ^^	24,161
2,300	Scientific Games Corp ^^*	75,509
2,055	Sotheby's ^^	91,557
506	Strayer Education Inc ^^	63,250
2,350	United Rentals Inc*	64,625
1,663	Valassis Communications Inc ^^*	28,587

27,273	Western Union Co		598,642
			$9,475,637

TELEPHONE & TELECOMMUNICATIONS		3.48%
12,748	12,748 ALLTEL Corp		790,376
220,786	220,786 AT&T Inc (1)		8,705,592
3,973	3,973 CenturyTel Inc		179,580
8,700*	8,700 Cincinnati Bell Inc*		40,890
11,948	11,948 Citizens Communications Co		178,623
5,281	5,281 Embarq Corp		297,585
2,300	2,300 NeuStar Inc*		65,358
55,421	55,421 Qwest Communications International Inc ^^*		498,235
102,602	102,602 Sprint Nextel Corp		1,945,334
3,715	3,715 Telephone & Data Systems Inc ^^		221,488
102,917	102,917 Verizon Communications		3,902,613
16,761	16,761 Windstream Corp ^^		246,219
			$17,071,893

TEXTILES		0.29%
13,078	Coach Inc*		654,554
3,410	Hanesbrands Inc*		100,220
3,848	Jones Apparel Group Inc		118,304
3,663	Liz Claiborne Inc ^^		156,978
1,979	Phillips-Van Heusen Corp		116,365
3,232	VF Corp		267,028
			$1,413,449

TOBACCO		1.48%
74,211	Altria Group Inc (1)		6,516,468
6,064	Reynolds American Inc		378,454
5,653	UST Inc ^^		327,761
950	Universal Corp ^^		58,283
			$7,280,966

TRANSPORTATION		0.11%
1,550	Alexander & Baldwin Inc ^^		78,182
3,497	Avis Budget Group Inc*		95,538
1,637	Con-Way Inc ^^		81,588
3,560	JB Hunt Transport Services Inc		93,414
1,834	Swift Transportation Co Inc*		57,147
1,732	Werner Enterprises Inc ^^		31,470
2,050	YRC Worldwide Inc ^^*		82,429
			$519,768

UTILITIES		1.16%
23,454	AES Corp*		504,779
2,692	AGL Resources Inc		115,002
13,150	Aquila Inc*		54,967
7,850	CMS Energy Corp		139,730
6,432	Constellation Energy Group		559,262
44,388	Duke Energy Corp		900,633
13,350	Dynegy Inc Class A*		123,621
5,545	Energy East Corp ^^		135,076
4,332	Equitable Resources Inc ^^		209,337
6,151	KeySpan Corp		253,114
6,323	MDU Resources Group Inc ^^		181,723
1,607	NICOR Inc ^^		77,811
2,933	National Fuel Gas Co ^^		126,970
9,639	NiSource Inc		235,577
3,961	ONEOK Inc		178,274
8,916	Public Service Enterprise Group Inc		740,385
3,085	Questar Corp		275,213
4,076	Scana Corp ^^		175,961
9,299	Sempra Energy		567,332
2,616	Vectren Corp		74,818
1,659	WGL Holdings Inc ^^		53,055
			$5,682,640

WATER		0.02%

4,588	Aqua America Inc ^^		103,001
			$103,001

TOTAL COMMON STOCK		99.93%	$490,423,432
		(Cost $363,325,238)

SHORT-TERM INVESTMENTS
Par Value ($)		Value ($)
330,000 United States of America (1)		329,126
5.100%, April 19, 2007
TOTAL SHORT-TERM INVESTMENTS	0.07%	$329,126
	(Cost $329,126)

TOTAL MAXIM STOCK INDEX PORTFOLIO	100%	$490,752,558
	(Cost $363,654,364)

Legend
*	Non-income Producing Security
(1)	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust
^^

A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2007, the Maxim Stock Index Portfolio had 10 open S&P 500 and 2 open S&P MidCap 400 long futures contracts. The contracts expire in June 2007 and the Portfolio has recorded unrealized appreciation of $25,200 and appreciation of $13,525, respectively, for a total unrealized appreciation of $38,725.

At March 31, 2007, the U.S. Federal income tax cost basis was $375,116,248. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $147,898,031 and gross depreciation of securities in which there was an excess of tax cost over value of $32,261,721, resulting in net appreciation of $115,636,310.

* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2007, the Maxim Stock Index Portfolio had 10 open S&P 500 and 2 open S&P MidCap 400 long futures contracts. The contracts expire in June 2007 and the Portfolio has recorded unrealized appreciation of $25,200 and appreciation of $13,525, respectively, for a total unrealized appreciation of $38,725.

At March 31, 2007, the U.S. Federal income tax cost basis was $375,116,248. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $147,898,031 and gross depreciation of securities in which there was an excess of tax cost over value of $32,261,721, resulting in net appreciation of $115,636,310.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

Bonds

Shares			Value ($)
AUTOMOBILES		0.14%
1,324,000	Ford Motor Co		1,459,710
	Convertible
	4.250% December 15, 2036		$1,459,710

	TOTAL BONDS	0.14%	$1,459,710
		(Cost $980,753)

Common Stock

Shares			Value ($)
AEROSPACE & DEFENSE		1.72%
229,900	Honeywell International Inc		10,589,194
144,400	Raytheon Co		7,575,224
			$18,164,418

AGRICULTURE		0.31%
87,500	Archer-Daniels-Midland Co		3,211,250
			$3,211,250

AIR FREIGHT		0.24%
36,100	United Parcel Service Inc Class B		2,530,610

			$2,530,610

AUTOMOBILES		0.24%
	317,200 Ford Motor Co ^^		2,502,708
			$2,502,708

BANKS		3.33%
277,900	Fifth Third Bancorp		10,751,951
153,100	National City Corp		5,702,975
96,400	SunTrust Banks Inc		8,005,056
196,300	US Bancorp		6,864,611
112,600	Wells Fargo & Co		3,876,818
			$35,201,411

BIOTECHNOLOGY		1.06%
113,800	Amgen Inc*		6,359,144
131,700	MedImmune Inc ^^*		4,792,563
			$11,151,707

BROADCAST/MEDIA		0.69%
240,000	CBS Corp		7,341,600
			$7,341,600

BUILDING MATERIALS		1.50%
259,300	Masco Corp ^^		7,104,820
74,900	Vulcan Materials Co ^^		8,724,352
			$15,829,172

CHEMICALS		1.98%
207,052	Chemtura Corp		2,263,078
210,400	EI du Pont de Nemours & Co		10,400,072
175,600	International Flavors & Fragrances Inc		8,291,832
			$20,954,982

COMMUNICATIONS-EQUIPMENT		0.46%
273,400	Motorola Inc		4,830,978
			$4,830,978

COMPUTER HARDWARE & SYSTEMS		1.59%
339,000	Dell Inc*		7,868,190
94,600	International Business Machines Corp		8,916,996
			$16,785,186

COMPUTER SOFTWARE & SERVICES		1.65%
624,100	Microsoft Corp		17,393,667
			$17,393,667

CONGLOMERATES		5.01%
185,900	3M Co		14,208,337

871,900	General Electric Co		30,830,384
251,700	Tyco International Ltd		7,941,135
			$52,979,856

COSMETICS & PERSONALCARE		0.77%
219,500	Avon Products Inc		8,178,570
			$8,178,570

DISTRIBUTORS		0.81%
118,950	Genuine Parts Co		5,828,550
80,600	SYSCO Corp		2,726,698
			$8,555,248

ELECTRIC COMPANIES		3.66%
106,200	Entergy Corp		11,142,504
101,710	FirstEnergy Corp		6,737,270
87,000	Pinnacle West Capital Corp		4,197,750
149,900	Progress Energy Inc		7,560,956
127,500	TECO Energy Inc ^^		2,194,275
278,400	Xcel Energy Inc ^^		6,873,696
			$38,706,451

ELECTRONIC INSTRUMENTS & EQUIP		1.15%
111,422	Cooper Industries Inc		5,012,876
142,000	Sony Corp sponsored ADR ^^		7,169,580
			$12,182,456

ELECTRONICS - SEMICONDUCTOR		1.54%
244,700	Analog Devices Inc		8,439,703
185,900	Applied Materials Inc		3,405,688
228,800	Intel Corp		4,376,944
			$16,222,335

FINANCIAL SERVICES 6.06%
224,133	Citigroup Inc		11,506,988
64,700	64,700 Countrywide Financial Corp		2,176,508
85,700	Fannie Mae (nonvtg)		4,677,506
517,205	JPMorgan Chase & Co		25,022,378
278,400	Mellon Financial Corp		12,010,176
133,700	State Street Corp ^^		8,657,075
			$64,050,631

FOOD & BEVERAGES		4.49%
219,200	219,200 Anheuser-Busch Co Inc11,060,832		11,060,832
120,800	120,800 Campbell Soup Co4,705,160		4,705,160
246,700	246,700 Coca-Cola Co11,841,600		11,841,600
152,100	152,100 General Mills Inc8,855,262		8,855,262
32,800	32,800 Hershey Co ^^1,792,848		1,792,848
84,700	84,700 Kraft Foods Inc ^^2,681,602		2,681,602

107,600	107,600 McCormick & Co Inc (nonvtg)4,144,752		4,144,752
142,200	142,200 Sara Lee Corp2,406,024		2,406,024
			$47,488,080

GOLD, METALS & MINING		0.62%
192,300	Alcoa Inc		6,518,970
			$6,518,970

HOMEBUILDING		0.38%
180,600	DR Horton Inc		3,973,200
			$3,973,200

HOUSEHOLD GOODS		3.46%
203,400	Colgate-Palmolive Co		13,585,086
81,200	Fortune Brands Inc		6,400,184
94,200	Kimberly-Clark Corp		6,451,758
326,100	Newell Rubbermaid Inc		10,138,449
			$36,575,477

INSURANCE RELATED		5.78%
184,900	American International Group Inc		12,428,978
87,200	Chubb Corp		4,505,624
141,827	Lincoln National Corp		9,614,452
516,000	Marsh & McLennan Cos Inc		15,113,640
215,500	Progressive Corp		4,702,210
171,295	Travelers Cos Inc		8,867,942
253,500	Unum Group ^^		5,838,105
			$61,070,951

INVESTMENT BANK/BROKERAGE FIRM		1.57%
533,000	Charles Schwab Corp		9,748,570
87,300	Morgan Stanley		6,875,748
			$16,624,318

LEISURE & ENTERTAINMENT		3.81%
383,600	383,600 Mattel Inc10,575,852		10,575,852
655,700	655,700 Time Warner Inc12,930,404		12,930,404
171,000	171,000 Viacom Inc Class B*7,029,810		7,029,810
283,600	283,600 Walt Disney Co9,764,348		9,764,348
			40,300,414

MACHINERY		2.19%
52,400	Eaton Corp		4,378,544
142,200	Illinois Tool Works Inc		7,337,520
118,100	Ingersoll-Rand Co		5,121,997
165,300	Pall Corp		6,281,400
			$23,119,461

MEDICAL PRODUCTS		0.99%

130,800	Baxter International Inc		6,889,236
242,900	Boston Scientific Corp*		3,531,766
			$10,421,002

OFFICE EQUIPMENT & SUPPLIES		0.78%
128,500	Avery Dennison Corp		8,257,410
			$8,257,410

OIL & GAS		10.44%
164,100	Anadarko Petroleum Corp		7,053,018
153,100	BJ Services Co		4,271,490
120,722	BP PLC sponsored ADR		7,816,750
275,044	Chevron Corp		20,342,254
271,396	Exxon Mobil Corp		20,476,828
216,300	Hess Corp ^^		11,998,161
146,600	Murphy Oil Corp ^^		7,828,440
224,100	Royal Dutch Shell PLC		14,857,830
109,400	Schlumberger Ltd		7,559,540
155,600	Spectra Energy Corp		4,087,612
16,300	Statoil ASA		443,817
133,400	Statoil ASA sponsored ADR ^^		3,612,472
			$110,348,212

PAPER & FOREST PRODUCTS		1.98%
432,283	International Paper Co		15,735,101
169,800	MeadWestvaco Corp		5,236,632
			$20,971,733

PHARMACEUTICALS		7.32%
132,100	132,100 Abbott Laboratories7,371,180		7,371,180
301,800	301,800 Bristol-Myers Squibb Co8,377,968		8,377,968
251,600	251,600 Eli Lilly & Co13,513,436		13,513,436
160,600	160,600 Johnson & Johnson9,677,756		9,677,756
357,900	357,900 Merck & Co Inc15,808,443		15,808,443
470,300	470,300 Pfizer Inc11,879,778		11,879,778
214,200	214,200 Wyeth10,716,426		10,716,426
			$77,344,987

PHOTOGRAPHY/IMAGING		0.60%
279,100	Eastman Kodak Co ^^		6,296,496
			$6,296,496

POLLUTION CONTROL		0.58%
178,830	Waste Management Inc		6,153,540
			$6,153,540

PRINTING & PUBLISHING		3.09%
200,100	Dow Jones & Co Inc ^^		6,897,447
76,600	Gannett Co Inc		4,311,814

373,900	New York Times Co ^^		8,790,389
394,500	Tribune Co		12,667,395
			$32,667,045

RAILROADS		1.44%
78,100	Norfolk Southern Corp		3,951,860
110,550	Union Pacific Corp		11,226,353
			$15,178,213

RETAIL		2.60%
142,200	Bed Bath & Beyond Inc*		5,712,174
253,800	Home Depot Inc		9,324,612
98,000	RadioShack Corp ^^		2,648,940
209,400	Wal-Mart Stores Inc		9,831,330
			$27,517,056

SPECIALIZED SERVICES		1.03%
76,600	Computer Sciences Corp*		3,993,158
328,100	H&R Block Inc		6,903,224
			$10,896,382

TELEPHONE & TELECOMMUNICATIONS		6.27%
139,200	ALLTEL Corp		8,630,400
527,070	AT&T Inc		20,782,371
350,900	Nokia OYJ sponsored ADR ^^		8,042,628
1,109,700	Qwest Communications International Inc ^^*		9,976,203
388,700	Sprint Nextel Corp		7,369,752
246,286	Verizon Communications		9,339,165
143,922	Windstream Corp ^^		2,114,214
			$66,254,733

TOBACCO		0.48%
87,800	UST Inc ^^		5,090,644
			$5,090,644

UTILITIES		1.58%
311,200	Duke Energy Corp ^^		6,314,248
423,400	NiSource Inc		10,347,896
			16,662,144

TOTAL COMMON STOCK		95.25%	$1,006,503,704

SHORT-TERM INVESTMENTS
Par Value ($)	Value ($)
48,734,000 Federal Home Loan Bank	48,720,461

5.070%, April 2, 2007
TOTAL SHORT-TERM INVESTMENTS	4.61%	$48,720,461
	(Cost $48,720,461)

TOTAL MAXIM T.ROWE PRICE EQUITY/INCOME PORTFOLIO	100%	$1,056,683,875
	(Cost $851,155,812)

Legend
*	Non-income Producing Security
ADR	American Depository Receipt
^^

A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2007, the U.S. Federal income tax cost basis was $855,072,775. The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $220,821,299 and gross depreciation of securities in which there was an excess of tax cost over value of $19,210,199, resulting in net appreciation of $201,611,100.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
UNAUDITED

COMMON STOCK

Shares			Value ($)
AEROSPACE & DEFENSE
38,700	Alliant Techsystems Inc*		3,402,504
3,900	Embraer-Empresa Brasileira de Aeronautica SA sponsored ADR		178,854
4,700	Precision Castparts Corp		489,035
99,700	Rockwell Collins Inc		6,672,921
			$10,743,314

AIR FREIGHT		0.11%
4,900	CHRobinsonWorldwideInc		233,975
6,200	Expeditors International of Washington Inc		256,184
			$490,159

AIRLINES		0.89%
6,500	SkyWest Inc		174,395
257,600	Southwest Airlines Co		3,786,720
			$3,961,115

AUTO PARTS & EQUIPMENT		0.02%
5,800	Gentex Corp		94,250
			$94,250

AUTOMOBILES		0.03%
1,900	Thor Industries Inc		74,841
2,300	Winnebago Industries Inc		77,349
			$152,190

BANKS		0.28%
1,300	City National Corp		95,680
2,500	East West Bancorp Inc		91,925
3,300	First Horizon National Corp		137,049
15,500	SVB Financial Group*		753,145
2,900	Synovus Financial Corp		93,786
5,000	UCBH Holdings Inc		93,100
			$1,264,685

BIOTECHNOLOGY		4.72%
8,600	Celgene Corp*		451,156
78,500	Cephalon Inc*		5,589,985
1,600	Charles River Laboratories International Inc*		74,016
1,200	Genzyme Corp*		72,024
20,000	Gilead Sciences Inc*		1,530,000

81,000	Human Genome Sciences Inc*		860,220
40,500	Illumina Inc*		1,186,650
2,800	Invitrogen Corp*		178,220
154,200	MedImmune Inc*		5,611,338
8,100	Millennium Pharmaceuticals Inc*		92,016
5,500	Nektar Therapeutics*		71,830
60,200	PDL BioPharma Inc*		1,306,340
41,000	Qiagen NV*		704,380
2,600	Techne Corp*		148,460
26,500	Thermo Fisher Scientific Inc*		1,238,875
3,100	Varian Medical Systems Inc*		147,839
1,700	Ventana Medical Systems Inc*		71,230
46,300	Vertex Pharmaceuticals Inc*		1,298,252
3,400	Waters Corp*		197,200
17,800	deCODE Genetics Inc*		64,970
			$20,895,001

BROADCAST/MEDIA		2.74%
4,000	Cablevision Systems Corp		121,720
10,100	Citadel Broadcasting Co		96,051
143,000	Discovery Holding Co*		2,735,590
1,800	EW Scripps Co		80,424
28,000	EchoStar Communications Corp Class A*		1,216,040
159,750	Rogers Communications Inc Class B		5,233,410
6,800	Salem Communications Corp Class A		85,000
198,000	XM Satellite Radio Holdings Inc*		2,558,160
			$12,126,395

BUILDING MATERIALS		0.75%
60,000	American Standard Cos Inc		3,181,200
2,000	Genlyte Group Inc*		141,100
			$3,322,300

CHEMICALS		0.45%
39,000	Amylin Pharmaceuticals Inc*		1,457,040
6,500	Ecolab Inc		279,500
2,000	Sigma-Aldrich Corp		83,040
3,500	Symyx Technologies Inc*		62,020
3,700	Valspar Corp		102,971
			$1,984,571

COMMUNICATIONS-EQUIPMENT		2.06%
47,000	ADTRAN Inc		1,144,450
52,000	CIENA Corp*		1,453,400
49,000	Comverse Technology Inc*		1,046,150
1,600	F5 Networks Inc*		106,688
75,000	Harris Corp		3,821,250
52,600	SBA Communications Corp*		1,554,330
			$9,126,268

COMPUTER HARDWARE & SYSTEMS		0.83%
57,800	Avid Technology Inc*		2,016,064
1,900	Cognos Inc*		74,841
7,200	QLogic Corp*		122,400
63,000	Seagate Technology		1,467,900
			$3,681,205

COMPUTER SOFTWARE & SERVICES		8.28%
11,933	Activision Inc*		226,011
41,200	Adobe Systems Inc*		1,718,040
5,700	American Reprographics Co*		175,503
60,600	Autodesk Inc*		2,278,560
1,200	Baidu.com Inc*		115,860
40,000	CACI International Inc Class A*		1,874,400
216,000	CNET Networks Inc*		1,881,360
4,200	Cadence Design Systems Inc*		88,452
4,600	Check Point Software Technologies Ltd*		102,488
4,100	Citrix Systems Inc*		131,323
88,000	Cogent Inc*		1,183,600
3,500	Cognizant Technology Solutions Corp*		308,945
2,300	Digital River Inc*		127,075
6,700	Electronic Arts Inc*		337,412
2,900	FactSet Research Systems Inc		182,265
2,200	Fair Isaac Co		85,096
30,400	IHS Inc*		1,249,744
61,700	Intuit Inc		1,688,112
82,500	Jack Henry & Associates Inc		1,984,125
225,000	Juniper Networks Inc*		4,428,000
62,600	McAfee Inc*		1,820,408
81,500	NAVTEQ*		2,811,750
7,100	Perot Systems Corp Class A*		126,877
110,700	Red Hat Inc*		2,538,351
3,800	SINA Corp*		127,718
22,800	Salesforce.com*		976,296
9,100	Satyam Computer Services Ltd		206,570
5,800	Symantec Corp*		100,340
2,900	Synopsys Inc*		76,067
3,950	THQ Inc*		135,051
194,800	VeriSign Inc*		4,893,376
4,300	Websense Inc*		98,857
94,000	aQuantive Inc*		2,623,540
			$36,701,572

CONTAINERS		0.02%
2,800	Sealed Air Corp		88,480
			$88,480

COSMETICS & PERSONALCARE		0.09%

10,200	Avon Products Inc		380,052
			$380,052

DISTRIBUTORS		0.05%
2,900	WW Grainger Inc		223,996
			$223,996

ELECTRONIC INSTRUMENTS & EQUIP		5.68%
149,550	Ametek Inc		5,165,457
1,900	CDW Corp		116,717
148,000	Flextronics International Ltd*		1,619,120
92,900	Flir Systems Inc*		3,313,743
18,600	Garmin Ltd		1,007,190
43,700	Harman International Industries Inc		4,198,696
2,800	II-IV Inc*		94,780
96,800	Jabil Circuit Inc		2,072,488
2,600	MEMC Electronic Materials Inc*		157,508
2,700	National Instruments Corp		70,821
133,800	Roper Industries Inc		7,342,944
			$25,159,464

ELECTRONICS - SEMICONDUCTOR		6.20%
137,200	Altera Corp		2,742,628
9,200	Analog Devices Inc		317,308
6,500	Broadcom Corp Class A*		208,455
1,700	Cymer Inc*		70,635
78,500	Fairchild Semiconductor International Inc*		1,312,520
4,900	Integrated Device Technology Inc*		75,558
128,000	Intersil Holding Corp		3,390,720
2,300	KLA-Tencor Corp		122,636
2,300	Lam Research Corp*		108,882
12,200	Linear Technology Corp		385,398
213,900	Marvell Technology Group Ltd		3,595,659
10,900	Maxim Integrated Products Inc		320,460
88,400	Microchip Technology Inc		3,140,852
10,300	National Semiconductor Corp		248,642
193,000	ON Semiconductor Corp*		1,721,560
254,000	PMC-Sierra Inc*		1,780,540
7,500	Semtech Corp*		101,100
4,900	Silicon Laboratories Inc*		146,608
73,000	Spansion Inc*		889,870
202,800	Teradyne Inc*		3,354,312
134,000	Xilinx Inc		3,447,820
			$27,482,163

ENGINEERING & CONSTRUCTION		0.23%
3,000	Fluor Corp		269,160
1,700	Foster Wheeler Ltd*		99,263
26,500	Quanta Services Inc*		668,330

			$1,036,753

FINANCIAL SERVICES		3.06%
1,100	CBOT Holdings Inc*		199,650
680	Chicago Mercantile Exchange		362,073
99,200	Eaton Vance Corp		3,535,488
3,500	Federated Investors Inc ClassB		128,520
19,400	IntercontinentalExchange Inc*		2,370,874
2,500	International Securities Exchange Inc		122,000
4,800	Janus Capital Group Inc		100,368
12,950	Legg Mason Inc		1,220,020
1,500	Moody's Corp		93,090
7,000	Northern Trust Corp		420,980
62,300	Nuveen Investments		2,946,790
31,000	Principal Financial Group		1,855,970
1,600	SEI Investments Co		96,368
1,600	State Street Corp		103,600
			$13,555,791

FOOD & BEVERAGES		0.44%
98,000	Cott Corp*		1,311,240
4,300	Hershey Co		235,038
2,800	McCormick & Co Inc (nonvtg)		107,856
5,825	Wm Wrigley Jr Co		296,667
			$1,950,801

GOLD, METALS & MINING		2.07%
25,000	Agnico-Eagle Mines Ltd*		885,500
118,400	CONSOL Energy Inc		4,632,992
1,800	Carpenter Technology Corp		217,368
39,900	Foundation Coal Holdings Inc		1,370,166
8,000	Newmont Mining Corp		335,920
25,000	Teck Cominco Ltd		1,740,000
			$9,181,946

HEALTH CARE RELATED		6.15%
100,400	Alkermes Inc*		1,550,176
1,300	CIGNA Corp		185,458
72,000	Community Health Systems Inc*		2,538,000
30,250	Coventry Health Care Inc*		1,695,513
26,450	DaVita Inc*		1,410,314
197,000	Elan Corp PLC sponsored ADR*		2,618,130
24,300	Express Scripts Inc Class A*		1,961,496
103,200	Health Management Associates Inc Class A		1,121,784
52,800	Health Net Inc*		2,841,168
2,900	Healthways Inc*		135,575
2,900	Henry Schein Inc*		160,022
18,600	Humana Inc*		1,079,172
2,300	Laboratory Corp of America Holdings*		167,049

2,100	LifePoint Hospitals Inc*		80,262
5,200	Lincare Holdings Inc*		190,580
101,800	Manor Care Inc		5,533,848
2,800	Martek Biosciences Corp*		57,736
4,900	Medco Health Solutions Inc*		355,397
82,900	Omnicare Inc		3,296,933
2,900	Patterson Cos Inc*		102,921
3,100	Quest Diagnostics Inc		154,597
			$27,236,131

HOMEBUILDING		0.12%
1,600	Centex Corp		66,848
2,100	KB Home		89,607
3,000	Lennar Corp		126,630
1,900	Meritage Homes Corp*		61,028
3,400	Pulte Homes Inc		89,964
3,200	Toll Brothers Inc*		87,616
			$521,693

HOTELS/MOTELS		1.00%
4,000	Choice Hotels International Inc		141,720
20,000	Gaylord Entertainment Co*		1,057,400
9,700	Hilton Hotels Corp		348,812
6,200	Marriott International Inc Class A		303,552
5,200	Melco PBL Entertainment Ltd*		83,928
4,500	Starwood Hotels & Resorts Worldwide Inc		291,825
23,200	Wynn Resorts Ltd		2,200,752
			$4,427,989

HOUSEHOLD GOODS		0.03%
2,200	Clorox Co		140,118
			$140,118

INDEPENDENT POWER PRODUCTS		0.03%
6,300	Reliant Energy Inc*		128,016
			$128,016

INSURANCE RELATED		1.48%
1,600	Ambac Financial Group Inc		138,224
2,500	Aon Corp		94,900
2,500	Arch Capital Group Ltd*		170,525
51,000	Assurant Inc		2,735,130
83,200	Axis Capital Holdings Ltd		2,817,152
2,600	Brown & Brown Inc		70,252
1,100	MBIA Inc		72,039
230	Markel Corp*		111,511
2,900	Marsh & McLennan Cos Inc		84,941
2,800	OneBeacon Insurance Group Ltd		70,000
1,700	RenaissanceRe Holdings Ltd		85,238

2,200	Willis Group Holdings Ltd		87,076
			$6,536,988

INVESTMENT BANK/BROKERAGE FIRM		0.81%
1,100	Affiliated Managers Group Inc*		119,185
1,160	BlackRock Inc		181,320
4,300	Charles Schwab Corp		78,647
134,500	E*TRADE Financial Corp*		2,854,090
4,100	Lazard Ltd		205,738
5,800	TD Ameritrade Holding Corp*		86,304
3,200	optionsXpress Holdings Inc		75,328
			$3,600,612

LEISURE & ENTERTAINMENT		1.86%
1,600	Boyd Gaming Corp		76,224
3,000	Brunswick Corp		95,550
55,800	DreamWorks Animation SKG Inc*		1,706,364
6,300	Harley-Davidson Inc		370,125
110,800	International Game Technology		4,474,104
44,500	Pinnacle Entertainment Inc*		1,293,615
1,800	Royal Caribbean Cruises Ltd		75,888
3,950	Shuffle Master Inc*		72,088
1,900	WMS Industries Inc*		74,556
			$8,238,514

MACHINERY		2.07%
24,700	Danaher Corp		1,764,815
5,500	Graco Inc		215,380
1,700	IDEX Corp		86,496
50,040	ITT Corp		3,018,413
3,300	Joy Global		141,570
72,000	Oshkosh Truck Corp		3,816,000
3,000	Pall Corp		114,000
			$9,156,674

MANUFACTURING		0.45%
57,200	Dolby Laboratories Inc*		1,973,972
			$1,973,972

MEDICAL PRODUCTS		2.60%
3,500	American Medical Systems Holdings Inc*		74,095
2,700	ArthroCare Corp*		97,308
1,500	Becton Dickinson & Co		115,335
27,600	CR Bard Inc		2,194,476
3,200	Dentsply International Inc		104,800
76,900	Edwards Lifesciences Corp*		3,898,830
40,100	Gen-Probe Inc*		1,887,908
2,200	Hologic Inc*		126,808
1,900	Integra LifeSciences Holdings*		86,602

900	Intuitive Surgical Inc*		109,413
3,200	Kyphon Inc*		144,448
1,300	Millipore Corp*		94,211
30,400	ResMed Inc*		1,531,248
3,000	Respironics Inc*		125,970
21,000	St Jude Medical Inc*		789,810
1,600	Zimmer Holdings Inc*		136,656
			$11,517,918

MISCELLANEOUS		0.03%
2,900	Dade Behring Holdings Inc		127,165
			$127,165

OFFICE EQUIPMENT & SUPPLIES		0.06%
1,600	Avery Dennison Corp		102,816
2,000	HNI Corp		91,860
2,150	Zebra Technologies Corp Class A*		83,012
			$277,688

OIL & GAS		8.29%
160,000	BJ Services Co		4,464,000
2,500	Bill Barrett Corp*		81,025
60,900	CNX Gas Corp*		1,725,297
54,500	Cameron International Corp*		3,422,055
8,400	Compton Petroleum Corp*		84,588
1,600	Core Laboratories NV*		134,128
1,500	Diamond Offshore Drilling Inc		121,425
75,000	EOG Resources		5,350,500
56,000	FMC Technologies Inc*		3,906,560
7,800	Grant Prideco Inc*		388,752
4,200	Mariner Energy Inc*		80,346
56,100	Murphy Oil Corp		2,995,740
3,700	Nabors Industries Ltd		109,779
123,100	Smith International Inc		5,914,955
72,600	TETRA Technologies Inc		1,793,946
1,600	Ultra Petroleum Corp*		85,008
3,700	Weatherford International Ltd*		166,870
8,700	Williams Cos Inc		247,602
103,266	XTO Energy Inc		5,660,009
			$36,732,585

PHARMACEUTICALS		3.08%
4,051	Allergan Inc		448,932
70,000	Barr Laboratories Inc*		3,244,500
49,900	Medarex Inc*		645,706
38,000	Medicis Pharmaceutical Corp Class A		1,171,160
62,800	Mylan Laboratories Inc		1,327,592
7,200	Neurocrine Biosciences Inc*		90,000
31,600	OSI Pharmaceuticals Inc*		1,042,800

53,300	Sepracor Inc*		2,485,379
41,000	Theravance Inc*		1,209,500
113,900	Valeant Pharmaceuticals International		l1,969,331
			$13,634,900

POLLUTION CONTROL		0.09%
6,000	Republic Services Inc		166,920
3,100	Stericycle Inc*		252,650
			$419,570

PRINTING & PUBLISHING		0.04%
1,500	McGraw-Hill Cos Inc		94,320
1,300	Meredith Corp		74,607
			$168,927

RESTAURANTS		1.74%
67,450	Cheesecake Factory Inc*		1,797,543
25,000	Chipolte Mexican Grill Inc*		1,435,000
31,000	PF Changs China Bistro Inc*		1,298,280
14,700	Panera Bread Co Class A*		868,182
63,700	Tim Hortons Inc		1,937,754
6,300	Yum! Brands Inc		363,888
			$7,700,647

RETAIL		6.62%
70,400	Advance Auto Parts Inc2,713,920		2,713,920
122,100	122,100 Amazon.com Inc*4,858,359		4,858,359
83,800	83,800 Bed Bath & Beyond Inc*3,366,246		3,366,246
44,000	44,000 Best Buy Co Inc2,143,680		2,143,680
102,000	102,000 CarMax Inc 2,503,080		2,503,080
1,900	1,900 Dicks Sporting Goods Inc*110,694		110,694
4,700	4,700 Family Dollar Stores Inc 139,214		139,214
5,700	5,700 Freds Inc83,790		83,790
3,550	3,550 Men's Wearhouse Inc167,028		167,028
90,500	90,500 O'Reilly Automotive Inc*2,995,550		2,995,550
136,700	136,700 Petsmart Inc4,505,632		4,505,632
3,800	3,800 Ross Stores Inc130,720		130,720
43,800	43,800 Shoppers Drug Mart Corp1,940,554		1,940,554
7,700	7,700 Staples Inc198,968		198,968
10,300	10,300 TJX Cos Inc277,688		277,688
7,000	7,000 Tiffany & Co318,360		318,360
1,600	1,600 Tractor Supply Co*82,400		82,400
2,900	2,900 Urban Outfitters Inc*76,879		76,879
19,000	19,000 Whole Foods Market Inc852,150		852,150
52,200	52,200 Williams-Sonoma Inc1,851,012		1,851,012
			$29,315,924

SECURITIES & COMMODITIES		0.03%
900	NYMEX Holdings Inc*		122,184

			$122,184

SPECIALIZED SERVICES		12.69%
2,492	Apollo Group Inc*		109,399
87,000	Catalina Marketing Corp		2,747,460
78,300	CheckFree Corp*		2,904,147
70,900	ChoicePoint Inc*		2,653,787
4,600	Cintas Corp		166,060
88,500	Clear Channel Outdoor Holdings Inc*		2,328,435
2,900	Corporate Executive Board Co		220,284
76,200	DST Systems Inc*		5,730,240
3,600	DeVry Inc		105,660
1,900	Dun & Bradstreet Corp		173,280
3,300	Equifax Inc		120,285
63,700	Fastenal Co		2,232,685
1,600	Fidelity National Information Services Inc		72,736
2,200	Fiserv Inc*		116,732
1,700	Focus Media Holding Ltd		133,382
2,800	Getty Images Inc*		136,164
76,200	Global Payments Inc		2,595,372
3,200	H&R Block Inc		67,328
3,000	Harte-Hanks Inc		82,770
2,200	ITT Educational Services Inc*		179,278
119,550	Iron Mountain Inc		3,123,842
5,400	LECG Corp*		78,192
95,900	Lamar Advertising Co		6,038,819
37,000	Laureate Education Inc*		2,181,890
12,000	MSC Industrial Direct Co Inc Class A		560,160
72,700	Manpower Inc		5,363,079
69,800	MoneyGram International Inc		1,937,648
93,100	Monster Worldwide Inc*		4,410,147
2,500	Omnicom Group Inc		255,950
10,000	Paychex Inc		378,700
20,000	Resources Connection Inc*		639,800
5,000	Ritchie Bros Auctioneers Inc		292,600
52,800	Robert Half International Inc		1,954,128
42,900	SAIC Inc*		743,028
109,200	UTI Worldwide Inc		2,684,136
87,000	United Rentals Inc*		2,392,500
2,100	Universal Technical Institute Inc*		48,468
3,600	WPP Group PLC		273,564
			$56,232,135

TELEPHONE & TELECOMMUNICATIONS		4.75%
108,000	108,000 Amdocs Ltd*3,939,840		3,939,840
132,200	132,200 American Tower Corp*5,149,190		5,149,190
6,200	6,200 Clearwire Corp*126,914		126,914
168,700	168,700 Crown Castle International Corp*5,420,331		5,420,331
52,500	52,500 Leap Wireless International Inc*3,463,950		3,463,950

4,900	4,900 NII Holdings Inc*363,482		363,482
4,100	4,100 NeuStar Inc*116,604		116,604
118,900	118,900 Time Warner Telecom Inc*2,469,553		2,469,553
			$21,049,864

TEXTILES		0.09%
8,300	Coach Inc*		415,415
			$415,415

TRANSPORTATION		0.06%
5,400	Landstar System Inc		247,536
			$247,536

UTILITIES		0.77%
16,100	AES Corp*		346,472
32,000	First Solar Inc*		1,664,320
31,200	SunPower Corp*		1,419,600
			$3,430,392

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

BANKS --- 3.43%

254,400 City National Corp	18,723,840
$18,723,840

BIOTECHNOLOGY --- 2.76%

321,896 Thermo Fisher Scientific Inc*	15,048,638
$15,048,638

BROADCAST/MEDIA --- 3.24%

576,500 CBS Corp	17,635,135
$17,635,135

BUILDING MATERIALS --- 1.43%

166,900 USG Corp ^^*	7,790,892
$7,790,892

ELECTRONIC INSTRUMENTS & EQUIP --- 1.59%

131,400 Anixter International Inc ^^*	8,664,516
$8,664,516

FINANCIAL SERVICES --- 13.75%

140,800 Franklin Resources Inc	17,012,864
897,600 Janus Capital Group Inc ^^	18,768,816
397,225 Northern Trust Corp	23,889,112
322,100 T Rowe Price Group Inc	15,199,899
$74,870,691

FOOD & BEVERAGES --- 0.82%

210,800 Constellation Brands Inc ^^*	4,464,744
$4,464,744

FOREIGN BANKS --- 1.43%

242,235 TD Banknorth Inc	7,790,278
$7,790,278

HEALTH CARE RELATED --- 3.09%

568,280 IMS Health Inc	16,855,185
$16,855,185

HOTELS/MOTELS --- 3.64%

423,000 Carnival Corp	19,821,780
$19,821,780

HOUSEHOLD GOODS --- 12.77%

206,100 Black & Decker Corp	16,821,882
230,000 Clorox Co	14,648,700
173,400 Energizer Holdings Inc*	14,796,222
283,595 Mohawk Industries Inc ^^*	23,268,970
$69,535,774

INSURANCE RELATED --- 1.62%

286,500 HCC Insurance Holdings Inc	8,824,200
$8,824,200

LEISURE & ENTERTAINMENT --- 2.17%

429,100 Mattel Inc	11,830,287
$11,830,287

MEDICAL PRODUCTS --- 3.53%

364,925 Baxter International Inc	19,220,600
$19,220,600

OFFICE EQUIPMENT & SUPPLIES --- 4.66%

559,700 Pitney Bowes Inc	25,404,783
$25,404,783

POLLUTION CONTROL --- 1.41%

222,500 Waste Management Inc	7,656,225
$7,656,225

PRINTING & PUBLISHING --- 9.54%

326,950 Gannett Co Inc	18,404,016
328,100 McClatchy Co Class A ^^	10,371,241
722,600 Tribune Co	23,202,686
$51,977,943

RESTAURANTS --- 3.19%

300,800 Yum! Brands Inc	17,374,208
$17,374,208

SPECIALIZED SERVICES --- 24.04%

796,580 Accenture Ltd	30,700,191
317,280 Career Education Corp*	9,677,040
115,850 Dun & Bradstreet Corp	10,565,520
374,400 Equifax Inc	13,646,880
784,075 H&R Block Inc	16,496,938
354,700 Harte-Hanks Inc	9,786,173
324,000 Hewitt Associates Inc*	9,470,520
941,400 Interpublic Group of Cos Inc ^^*	11,588,634
185,400 Omnicom Group Inc	18,981,252
$130,913,148

TOTAL COMMON STOCK --- 98.11%	$534,402,867

(Cost $435,216,918)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

10,273,000 Federal Home Loan Bank	10,270,146
5.070%, April 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 1.89%	$10,270,146

(Cost $10,270,146)

TOTAL MAXIM ARIEL MID-CAP VALUE PORTFOLIO --- 100%	$544,673,013

(Cost $445,487,064)

Legend

* Non-income Producing Security

^^ A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2007, the U.S. Federal income tax cost basis was $445,936,475. The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $115,903,023 and gross depreciation of securities in which there was an excess of tax cost over value of $17,166,485, resulting in net appreciation of $98,736,538.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

BANKS --- 4.87%

391,550 Chittenden Corp ^^	11,820,895
628,800 Greater Bay Bancorp ^^	16,908,432
$28,729,327

BIOTECHNOLOGY --- 1.74%

147,500 Bio Rad Labs Inc*	10,301,400
$10,301,400

BROADCAST/MEDIA --- 1.85%

1,690,200 Radio One Inc*	10,918,692
$10,918,692

ELECTRONIC INSTRUMENTS & EQUIP --- 6.63%

372,350 Anixter International Inc ^^*	24,552,759
358,800 Littelfuse Inc ^^*	14,567,280
$39,120,039

FINANCIAL SERVICES --- 4.09%

1,153,800 Janus Capital Group Inc ^^	24,125,958
$24,125,958

FOOD & BEVERAGES --- 3.05%

337,646 JM Smucker Co	18,003,285
$18,003,285

HOUSEHOLD GOODS --- 7.50%

338,400 Energizer Holdings Inc ^^*	28,875,672
957,650 Interface Inc	15,312,824
$44,188,496

INSURANCE RELATED --- 15.82%

555,575 Assured Guaranty Ltd	15,178,309
658,475 HCC Insurance Holdings Inc	20,281,030
1,199,125 Horace Mann Educators Corp ^^	24,642,019
68,325 Markel Corp*	33,126,010
$93,227,368

INVESTMENT BANK/BROKERAGE FIRM --- 2.20%

393,125 S&T Bancorp Inc ^^	12,988,850
$12,988,850

MACHINERY --- 3.52%

407,700 IDEX Corp	20,743,776
$20,743,776

MANUFACTURING --- 8.73%

1,139,600 Blount International Inc ^^*	14,188,020
463,031 Matthews International Corp Class A ^^	18,845,362
925,125 Steelcase Inc ^^	18,400,736
$51,434,118

MEDICAL PRODUCTS --- 0.94%

317,350 Invacare Corp ^^	5,534,584
$5,534,584

OFFICE EQUIPMENT & SUPPLIES --- 8.52%

531,286 Acco Brands Corp*	12,798,680
703,050 Brady Corp Class A ^^	21,935,160
462,200 Herman Miller Inc	15,479,078
$50,212,918

PRINTING & PUBLISHING --- 4.03%

811,300 Journal Register Co ^^	4,835,348
629,300 Lee Enterprises Inc ^^	18,910,465
$23,745,813

REAL ESTATE --- 3.72%

210,338 Jones Lang LaSalle Inc	21,934,047
$21,934,047

RESTAURANTS --- 2.76%

439,550 Bob Evans Farms Inc	16,241,373
$16,241,373

SPECIALIZED SERVICES --- 12.50%

1,347,250 BearingPoint Inc ^^*	10,319,935
342,825 Career Education Corp ^^*	10,456,163
220,800 DeVry Inc ^^	6,480,480
413,800 Harte-Hanks Inc	11,416,742
893,675 Hewitt Associates Inc*	26,122,117
576,500 ServiceMaster Co ^^	8,872,335
$73,667,772

TOTAL COMMON STOCK --- 92.47%	$545,117,816

(Cost $426,911,480)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

1,000,000 Fannie Mae	998,707
5.250%, April 9, 2007
732,000 Farmer Mac	731,475
5.240%, April 5, 2007
424,000 Federal Farm Credit Bank	423,879
5.210%, April 2, 2007
8,900,000 Federal Home Loan Bank	8,888,584
5.210%, April 9, 2007
29,446,000 Federal Home Loan Bank	29,437,817
5.230%, April 2, 2007
150,000 Federal Home Loan Bank	149,892

5.240%, April 5 ,2007
2,290,000 Federal Home Loan Bank	2,288,689
5.250%, April 4, 2007
150,000 Freddie Mac	149,806
5.260%, April 9, 2007
1,300,000 Freddie Mac	1,299,633
5.170%, April 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 7.53%	$44,368,482

(Cost $44,368,482)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO --- 100%	$589,486,298

(Cost $471,279,962)

Legend

* Non-income Producing Security

^^ A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2007, the U.S. Federal income tax cost basis was $471,916,280. The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $146,753,947 and gross depreciation of securities in which there was an excess of tax cost over value of $29,183,929, resulting in net appreciation of $117,570,018.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.80%

481,200 BAE Systems PLC	4,360,600
175,350 European Aeronautic Defence & Space Co	5,439,061
$9,799,661

AIRLINES --- 2.03%

49,400 Air France - KLM	2,253,583
178,100 Deutsche Lufthansa AG #	4,836,791
$7,090,374

AUTO PARTS & EQUIPMENT --- 0.99%

3,000 Continental AG	387,769
35,900 Hyundai Mobis	3,083,248
$3,471,017

AUTOMOBILES --- 5.41%

97,600 Renault SA	11,414,633
116,900 Toyota Motor Corp	7,489,774
$18,904,407

BUILDING MATERIALS --- 0.91%

72,000 Buzzi Unicem SpA	2,189,075
32,600 Italcementi SpA	976,358
$3,165,433

CHEMICALS --- 3.47%

76,000 BASF AG	8,556,459
407,000 Mitsui Chemicals Inc	3,557,451
$12,113,910

ELECTRIC COMPANIES --- 3.48%

53,600 E. on AG	7,287,578
45,960 RWE AG	4,861,904
$12,149,482

ELECTRONIC INSTRUMENTS & EQUIP --- 3.32%

1,083,800 AU Optronics Corp (warrants)*	1,528,158
106,300 AU Optronics Corp ADR	1,520,092
5,460 Samsung Electronics Co Ltd	3,267,411
274,000 Sharp Corp	5,278,174
$11,593,835

ELECTRONICS - SEMICONDUCTOR --- 1.04%

338,889 Taiwan Semiconductor Manufacturing Co Ltd	3,643,057
$3,643,057

FINANCIAL SERVICES --- 3.64%

1,870,600 Citigroup Siliconware Precision Industries Co (warrants)* 3,441,904

35,610 Orix Corp	9,277,215
$12,719,119

FOREIGN BANKS --- 22.92%

85,800 BNP Paribas	8,961,784
783,400 Bank Leumi Le-Israel	2,826,118
582,700 Barclays PLC	8,267,444
161,040 Credit Agricole SA	6,279,482
106,500 Credit Suisse Group	7,642,513
8,847,522 Deutsche Bank AG/London United Micoel	5,069,630
109,600 Fortis	5,005,709
370,390 HBOS PLC	7,631,272
48,300 Kookmin Bank	4,333,036
263,700 Royal Bank of Scotland Group PLC	10,290,200
43,795 Societe Generale	7,568,574
684 Sumitomo Mitsui Financial Group Inc	6,210,794
$80,086,556

GOLD, METALS & MINING --- 9.27%

142,724 Arcelor Mittal	7,579,865
166,200 JFE Holdings Inc	9,830,397
16,000 POSCO	6,717,687
161,040 Xstrata PLC	8,271,138
$32,399,087

INSURANCE RELATED --- 11.52%

28,000 Allianz SE	5,749,315
424,700 Aviva PLC	6,259,722
64,700 Fondiaria - Sai SpA	2,970,570
911,790 Friends Provident PLC	3,449,468
273,500 ING Groep NV	11,563,439
60,600 Muenchener Rueckver AG (registered)	10,249,357
$40,241,871

INVESTMENT BANK/BROKERAGE FIRM --- 0.00%

932,000 Peregrine Investments Holdings Ltd [1,2,3] 0
$0

MACHINERY --- 0.89%

313,000 Sumitomo Heavy Industries Ltd	3,118,313
$3,118,313

OIL & GAS --- 10.84%

263,100 BP PLC	2,857,926
4,746,000 China Petroleum & Chemical Corp	4,014,982
229,900 Eni SpA	7,481,217
28,000 MOL Magyar Olaj-es Gazipari (rights)	3,229,800
85,200 Petroleo Brasileiro SA ADR	7,612,620
108,400 Repsol YPF SA	3,654,893
128,800 Total SA	9,024,379
$37,875,817

PHARMACEUTICALS --- 3.38%

59,900 AstraZeneca Group PLC	3,222,674
101,600 Glaxosmithkline PLC	2,793,065
66,600 Sanofi-Aventis	5,791,769
$11,807,508

REAL ESTATE --- 0.38%

40,600 Leopalace21 Corp	1,343,686
$1,343,686

RETAIL --- 2.94%

950,900 J Sainsbury PLC	10,282,377
$10,282,377

TELEPHONE & TELECOMMUNICATIONS --- 4.59%

1,745,000 China Netcom Group Corp (Hong Kong) Ltd	4,555,961
626 Nippon Telegraph & Telephone Corp	3,309,555
3,067,412 Vodafone Group PLC	8,179,041
$16,044,557

TOBACCO --- 2.36%

1,681 Japan Tobacco Inc	8,259,496
$8,259,496

TRANSPORTATION --- 2.08%

655,000 Mitsui OSK Lines Ltd	7,270,367
$7,270,367

TOTAL COMMON STOCK --- 98.26%	$343,379,930

(Cost $249,550,379)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

6,085,000 Federal Home Loan Bank	6,083,309
5.070%, April 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 1.74%	$6,083,309

(Cost $6,083,309)

TOTAL MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO --- 100%	$349,463,239

(Cost $255,633,688)

Legend

* Non-income Producing Security

2 The Maxim Bernstein International Equity Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2007 were $3,258,979, $4,836,791, and 1.34%, respectively.

??Security is fair valued at March 31, 2007.

3 Security has no market value at March 31, 2007.

ADR – American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

As of March 31, 2007, the Maxim Bernstein International Equity Portfolio had 54 open DJ Euro Stoxx 50 Index futures contracts. The contracts expire in June 2007 and the Portfolio has recorded unrealized appreciation of $73,487.

At March 31, 2007, the U.S. Federal income tax cost basis was $255,633,686. The Maxim Bernstein International Equity Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $96,492,082 and gross depreciation of securities in which there was an excess of tax cost over value of $2,662,529, resulting in net appreciation of $93,829,553.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Belgium	$5,005,709	1.43%
Brazil	7,612,620	2.18%
China	4,014,982	1.15%
France	59,208,962	16.94%
Germany	41,929,173	12.00%
Hong Kong	4,555,961	1.30%
Hungary	3,229,800	0.92%
Israel	2,826,118	0.81%
Italy	13,617,220	3.90%
Japan	64,945,222	18.58%
Korea	17,401,382	4.98%
Luxembourg	1,528,158	0.44%
Netherlands	16,667,607	4.77%
Spain	3,654,893	1.05%
Switzerland	7,642,513	2.19%
Taiwan	10,232,779	2.93%
United Kingdom	75,864,927	21.70%
United States	9,525,213	2.73%
	$349,463,239	100.00%

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.23%

17,229 AAR Corp*	474,831
5,649 Applied Signal Technology Inc ^^	101,287
14,074 Armor Holdings Inc ^^*	947,603
12,676 Ceradyne Inc*	691,148
7,188 Cubic Corp ^^	155,548
20,606 Curtiss-Wright Corp	794,155
7,653 EDO Corp ^^	200,509
11,895 Esterline Technologies Corp*	488,528
26,018 GenCorp Inc ^^*	360,089
11,262 Kaman Corp Class A	262,517
19,776 Moog Inc*	823,670
16,240 Teledyne Technologies Inc*	608,026
7,667 Triumph Group Inc ^^	424,292
$6,332,203

AGRICULTURE --- 0.68%

34,682 Corn Products International Inc	1,234,332
17,017 Delta & Pine Land Co	701,101
$1,935,433

AIR FREIGHT --- 0.37%

14,786 EGL Inc*	585,969
14,180 Forward Air Corp	466,239
$1,052,208

AIRLINES --- 0.36%

17,037 Frontier Airlines Holdings Inc ^^*	102,393
15,411 Mesa Air Group Inc ^^*	115,970
29,965 SkyWest Inc	803,961
$1,022,324

AUTO PARTS & EQUIPMENT --- 0.40%

8,691 Drew Industries Inc ^^*	249,258
21,081 LKQ Corp*	460,831
5,497 Midas Inc*	118,570
5,524 Standard Motor Products Inc ^^	94,295
10,650 Superior Industries International Inc ^^	221,840
$1,144,794

AUTOMOBILES --- 0.35%

7,308 Coachmen Industries Inc	76,953
29,800 Fleetwood Enterprises Inc ^^*	235,718
12,460 Monaco Coach Corp ^^	198,515
14,614 Winnebago Industries Inc ^^	491,469
$1,002,655

BANKS --- 5.75%

17,118 Boston Private Financial Holdings Inc ^^	477,935
13,150 Cascade Bancorp ^^	341,111
14,307 Central Pacific Financial Corp	523,207
21,092 Chittenden Corp	636,767
13,950 Community Bank System Inc	291,820
28,702 East West Bancorp Inc	1,053,534
38,759 First BanCorp ^^	513,944
29,256 First Commonwealth Financial Corp ^^	343,758
14,900 First Financial Bancorp ^^	225,139
6,003 First Indiana Corp	131,166
23,247 First Midwest Bancorp Inc	854,328
14,376 First Republic Bank	771,992
24,475 Glacier Bancorp Inc ^^	588,379
19,230 Hanmi Financial Corp ^^	366,524
9,475 Independent Bank Corp	193,006
8,741 Irwin Financial Corp	162,921
9,720 Nara Bancorp Inc	170,197
8,617 PrivateBancorp Inc ^^	315,038
16,038 Prosperity Bancshares Inc	557,160
14,986 Provident Bankshares Corp	492,440
34,720 South Finanical Group Inc	858,279
8,696 Sterling Bancorp NY	157,373
33,519 Sterling Bancshares Inc ^^	374,743
23,763 Sterling Financial Corp ^^	741,168
24,254 Susquehanna Bancshares Inc	562,450
34,847 TrustCo Bank Corp NY ^^	333,835
46,386 UCBH Holdings Inc ^^	863,707
27,103 Umpqua Holdings Corp ^^	725,547
17,006 United Bankshares Inc	595,720
16,850 United Community Banks Inc	552,512
30,739 Whitney Holding Corp	939,999
7,162 Wilshire Bancorp	117,457
11,659 Wintrust Financial Corp	520,108
$16,353,264

BIOTECHNOLOGY --- 1.24%

13,179 ArQule Inc ^^*	98,315
12,439 Cambrex Corp	306,000
11,200 Digene Corp*	474,992
8,928 Dionex Corp*	608,086
14,480 Enzo Biochem Inc ^^*	218,359
5,720 Kendle International Inc*	203,174
12,758 PAREXEL International Corp*	458,905
8,554 PharmaNet Development Group Inc*	222,404
30,537 Regeneron Pharmaceuticals Inc*	660,210
21,586 Savient Pharmaceuticals Inc ^^*	259,464
$3,509,909

BROADCAST/MEDIA --- 0.08%

35,812 Radio One Inc*	231,346
$231,346

BUILDING MATERIALS --- 1.48%

13,213 Apogee Enterprises Inc	264,778
12,240 Griffon Corp*	302,940

19,683 Headwaters Inc ^^*	430,074
26,725 Lennox International Inc	954,083
9,378 NCI Building Systems Inc ^^*	447,706
17,129 Simpson Manufacturing Co Inc ^^	528,258
11,184 Texas Industries Inc	844,728
8,829 Universal Forest Products Inc ^^	437,477
$4,210,044

CHEMICALS --- 1.25%

11,299 A Schulman Inc	266,204
11,264 Arch Chemicals Inc	351,662
15,918 Georgia Gulf Corp ^^	258,031
28,216 HB Fuller Co	769,450
11,679 MacDermid Inc	407,247
5,911 Material Sciences Corp*	58,992
13,856 OM Group Inc*	619,086
19,558 Omnova Solutions Inc*	106,787
4,156 Penford Corp	83,702
43,191 PolyOne Corp*	263,465
4,659 Quaker Chemical Corp	110,927
19,200 Tronox Inc	268,423
$3,563,976

COMMUNICATIONS - EQUIPMENT --- 1.63%

8,406 Audiovox Corp Class A*	123,820
5,535 Bel Fuse Inc Class B	214,260
20,798 Belden CDT Inc	1,114,565
8,080 Black Box Corp	295,243
22,694 C-Cor Inc*	314,539
10,800 Comtech Telecommunications Corp*	418,284
11,669 Digi International Inc*	148,196
15,350 Ditech Networks Inc*	124,637
34,736 Harmonic Inc*	341,108
9,954 Inter-Tel Inc	235,313
15,968 NETGEAR Inc ^^*	455,567
11,738 Network Equipment Technologies Inc*	113,859
10,373 PC-Tel Inc*	105,497
21,605 SymmetriCom Inc ^^*	179,322
6,166 Tollgrade Communications Inc*	77,445
11,482 ViaSat Inc*	378,562
$4,640,217

COMPUTER HARDWARE & SYSTEMS --- 0.88%

55,104 Adaptec Inc*	213,253
19,168 Avid Technology Inc ^^*	668,580
12,085 Hutchinson Technology Inc ^^*	282,185
14,510 Komag Inc ^^*	474,912
9,295 Neoware Systems Inc ^^*	93,601
13,929 Novatel Wireless Inc ^^*	223,421
30,020 Secure Computing Corp ^^*	231,154
12,109 Synaptics Inc ^^*	309,748
$2,496,854

COMPUTER SOFTWARE & SERVICES --- 6.13%

18,048 ANSYS Inc*	916,297
22,714 Allscripts Healthcare Solutions Inc ^^*	608,962
11,282 Altiris Inc*	371,291

5,340 Bankrate Inc ^^*	188,182
20,650 Blackbaud Inc	504,273
6,743 Blue Coat Systems Inc ^^*	247,670
14,335 CACI International Inc Class A*	671,738
25,157 CIBER Inc*	197,986
12,541 Captaris Inc*	72,613
4,592 Catapult Communications Corp*	44,726
13,000 Concur Technologies Inc ^^*	226,980
6,696 EPIQ Systems Inc ^^*	136,464
26,900 Epicor Software Corp*	374,179
17,578 FactSet Research Systems Inc	1,104,777
27,495 Hyperion Solutions Corp (1)*	1,425,066
14,667 InfoSpace Inc*	376,502
13,609 JDA Software Group Inc ^^*	204,543
20,730 Keane Inc*	281,513
14,754 Kronos Inc*	789,339
10,093 MAXIMUS Inc ^^	348,007
18,925 MICROS Systems Inc*	1,021,761
13,031 MIVA Inc*	50,037
8,522 ManTech International Corp*	284,720
12,666 Manhattan Associates Inc*	347,429
10,058 MapInfo Corp*	202,468
20,948 Napster Inc*	86,725
11,924 Phoenix Technologies Ltd*	74,516
18,983 Progress Software Corp*	592,270
7,920 Quality Systems Inc ^^	316,800
12,083 Radiant Systems Inc*	157,441
9,251 SPSS Inc*	333,986
12,078 Sonic Solutions ^^*	170,300
13,772 Sykes Enterprises Inc*	251,201
30,558 THQ Inc*	1,044,778
33,925 Take-Two Interactive Software Inc ^^*	683,250
30,851 United Online Inc ^^	432,840
20,502 WebEx Communications Inc*	1,165,744
20,866 Websense Inc*	479,709
22,792 j2 Global Communications Inc ^^	631,795
$17,418,878

CONGLOMERATES --- 0.16%

5,789 Standex International Corp	165,044
13,206 Tredegar Corp	300,965
$466,009

CONTAINERS --- 0.46%

16,188 AptarGroup Inc	1,083,463
12,533 Myers Industries Inc	234,117
$1,317,580

COSMETICS & PERSONAL CARE --- 0.91%

8,700 Chattem Inc ^^*	512,778
7,350 Mannatech Inc ^^	118,006
26,319 NBTY Inc (1)*	1,395,960
25,931 Playtex Products Inc*	351,884
4,269 USANA Health Sciences Inc ^^*	200,088
$2,578,716

DISTRIBUTORS --- 1.50%

17,582 Applied Industrial Technologies Inc	431,286
7,612 Keystone Automotive Industries Inc*	256,524
1,953 Lawson Products Inc	73,980
6,261 Nash Finch Co ^^	215,794
18,741 Owens & Minor Inc ^^	688,357
16,311 Performance Food Group Co*	503,521
10,050 Spartan Stores Inc	274,868
19,919 United Natural Foods Inc ^^*	610,318
11,410 Watsco Inc ^^	582,709
13,261 World Fuel Services Corp	613,454
$4,250,811

ELECTRIC COMPANIES --- 1.22%

14,186 ALLETE Inc	661,351
6,300 CH Energy Group Inc	306,747
4,717 Central Vermont Public Service Corp	135,944
26,826 Cleco Corp	692,916
21,463 El Paso Electric Co*	565,550
2,473 Green Mountain Power Corp	86,234
11,682 UIL Holdings Corp	405,366
16,427 UniSource Energy Corp ^^	616,834
$3,470,942

ELECTRONIC INSTRUMENTS & EQUIP --- 6.05%

10,582 AO Smith Corp	404,444
20,204 Acuity Brands Inc	1,099,906
34,280 Aeroflex Inc*	450,782
14,354 Agilysys Inc	322,535
14,675 Anixter International Inc ^^*	967,670
19,172 Baldor Electric Co	723,551
14,122 Bell Microproducts Inc ^^*	90,381
33,563 Benchmark Electronics Inc*	692,379
23,680 Brightpoint Inc ^^	269,755
11,903 C&D Technologies Inc ^^	59,872
16,662 CTS Corp	230,260
18,259 Checkpoint Systems Inc*	432,008
20,690 Cognex Corp	448,352
14,552 Coherent Inc*	461,881
14,850 Daktronics Inc ^^	407,484
13,572 Electro Scientific Industries Inc ^^*	261,125
30,570 Flir Systems Inc ^^*	1,088,649
10,724 Gerber Scientific Inc*	113,782
23,432 Global Imaging Systems Inc	456,924
12,002 Itron Inc ^^*	780,610
6,517 Keithley Instruments Inc	99,645
10,489 Littelfuse Inc*	425,853
8,710 LoJack Corp*	165,316
8,507 MTS Systems Corp	330,412
13,877 MagneTek Inc*	69,940
10,353 Mercury Computer Systems Inc*	143,596
16,997 Methode Electronics Inc Class A	251,046
9,410 Park Electrochemical Corp	255,199
19,304 Paxar Corp ^^*	554,025
7,710 Photon Dynamics Inc ^^*	97,206
8,068 Planar Systems Inc*	69,950
21,550 Plexus Corp	371,307

10,213 RadiSys Corp*	166,886
14,506 Regal-Beloit Corp	672,788
8,241 Rogers Corp*	365,488
11,952 ScanSource Inc	320,792
18,968 Technitrol Inc	496,772
54,980 Trimble Navigation Ltd (1)	1,475,664
14,511 Veeco Instruments Inc ^^*	282,965
9,066 Vicor Corp	90,841
13,746 Woodward Governor Co	565,923
13,335 X-Rite Inc	172,689
$17,206,653

ELECTRONICS - SEMICONDUCTOR --- 3.32%

16,393 ATMI Inc*	501,134
12,092 Actel Corp*	199,760
16,511 Advanced Energy Industries Inc*	347,391
47,155 Axcelis Technologies Inc*	360,264
35,211 Brooks Automation Inc*	603,869
11,150 Cabot Microelectronics Corp ^^*	373,637
10,555 Cohu Inc	198,434
17,365 Cymer Inc*	721,516
13,534 DSP Group Inc*	257,146
9,358 Diodes Inc ^^*	326,126
16,897 Exar Corp*	223,716
12,100 FEI Co ^^*	436,326
9,839 Intevac Inc ^^*	259,455
31,598 Kopin Corp*	106,801
26,748 Kulicke & Soffa Industries Inc*	247,419
17,250 MKS Instruments Inc*	440,220
35,108 Microsemi Corp*	730,598
12,212 Pericom Semiconductor Corp*	119,433
19,426 Photronics Inc*	302,074
11,596 Rudolph Technologies Inc ^^*	202,234
75,975 Skywork Solutions Inc ^^*	436,857
10,534 Standard Microsystems Corp*	321,708
6,405 Supertex Inc ^^*	212,710
10,811 Ultratech Inc ^^*	147,138
25,561 Varian Semiconductor Equipment Associates Inc (1)*	1,364,447
$9,440,413

ENGINEERING & CONSTRUCTION --- 1.36%

14,868 EMCOR Group Inc*	873,966
12,675 Insituform Technologies Inc Class A ^^*	263,513
37,603 Shaw Group Inc*	1,175,846
26,972 Tetra Tech Inc*	514,086
24,458 URS Corp*	1,041,667
$3,869,078

FINANCIAL SERVICES --- 1.68%

8,455 Anchor Bancorp Wisconsin Inc	239,699
28,053 Bank Mutual Corp	318,963
21,307 BankAtlantic Bancorp Inc Class B ^^	233,525
14,864 BankUnited Financial Corp	315,266
28,653 Brookline Bancorp Inc	363,034
15,450 Corus Bankshares Inc ^^	263,555
12,782 Dime Community Bancshares	169,106
9,115 Downey Financial Corp ^^	588,282

12,821 Financial Federal Corp ^^	337,449
7,734 FirstFed Financial Corp ^^*	439,523
18,028 Flagstar Bancorp Inc ^^	215,435
10,948 Franklin Bank Corp*	195,641
31,534 Fremont General Corp ^^	218,531
13,052 MAF Bancorp Inc	539,570
7,462 Portfolio Recovery Associates Inc ^^*	333,178
$4,770,757

FOOD & BEVERAGES --- 1.30%

24,075 Flowers Foods Inc	726,343
18,356 Hain Celestial Group Inc*	551,965
6,410 J&J Snack Foods Corp	253,131
14,351 Lance Inc ^^	290,464
6,450 Peets Coffee & Tea Inc ^^*	178,149
12,506 Ralcorp Holdings Inc*	804,136
8,100 Ruth's Chris Steak House Inc*	164,916
7,392 Sanderson Farms Inc ^^	273,948
14,546 TreeHouse Foods Inc*	443,217
$3,686,269

GOLD, METALS & MINING --- 3.14%

5,880 AM Castle & Co	172,637
10,146 AMCOL International Corp	300,829
9,388 Brush Engineered Materials Inc ^^*	455,037
11,909 Carpenter Technology Corp (1)	1,441,150
10,745 Century Aluminum Co ^^*	503,726
21,593 Chaparral Steel Co	1,256,065
19,229 Cleveland-Cliffs Inc	1,227,648
13,900 Gibraltar Industries Inc	314,418
37,755 Massey Energy Co	905,743
17,253 Quanex Corp	730,665
10,711 RTI International Metals Inc*	974,808
12,222 Ryerson Inc ^^	484,236
5,358 Steel Technologies Inc	158,490
$8,925,452

HEALTH CARE RELATED --- 4.14%

24,391 AMERIGROUP Corp*	739,967
16,150 AMN Healthcare Services Inc*	365,313
13,986 AmSurg Corp*	342,517
12,018 Amedisys Inc ^^	389,744
20,170 Centene Corp*	423,368
12,430 Chemed Corp	608,573
10,114 Cross Country Healthcare Inc*	184,378
10,442 Cryolife Inc*	87,817
20,349 Dendrite International Inc*	318,665
9,230 Genesis HealthCare Corp ^^*	582,505
12,718 Gentiva Health Services Inc*	256,522
13,900 HealthExtras Inc*	400,042
16,277 Healthways Inc*	760,950
31,481 Hooper Holmes Inc*	140,720
9,250 LCA-Vision Inc ^^	381,008
10,000 Matria Healthcare Inc ^^*	263,600
15,675 Odyssey Healthcare Inc*	205,821
12,300 Option Care Inc ^^	163,590
31,400 PSS World Medical Inc ^^*	662,739

22,581 Pediatrix Medical Group Inc (1)	1,288,472
8,008 RehabCare Group Inc*	127,087
25,955 Sierra Health Services Inc ^^*	1,068,568
20,882 Sunrise Senior Living Inc*	825,257
20,837 United Surgical Partners International Inc*	641,988
14,047 inVentiv Health Inc*	537,860
$11,767,071

HOMEBUILDING --- 1.06%

35,641 Champion Enterprises Inc ^^*	313,641
5,616 M/I Homes Inc ^^	149,105
10,217 Meritage Homes Corp ^^*	328,170
2,248 NVR Inc (1)*	1,494,920
3,172 Skyline Corp	107,023
30,114 Standard Pacific Corp ^^	628,479
$3,021,338

HOTELS/MOTELS --- 0.08%

9,912 Marcus Corp	230,553
$230,553

HOUSEHOLD GOODS --- 0.87%

5,489 Bassett Furniture Industries Inc	80,798
33,250 Central Garden & Pet Co*	488,775
14,760 Ethan Allen Interiors Inc ^^	521,619
24,207 Interface Inc	387,070
23,883 La-Z-Boy Inc ^^	295,672
6,578 Lenox Group Inc ^^*	43,283
6,646 Libbey Inc	93,177
2,184 National Presto Industries Inc	134,622
5,332 Russ Berrie & Co Inc*	75,181
18,038 Spectrum Brands Inc ^^*	114,181
7,940 WD-40 Co	251,777
$2,486,155

INSURANCE RELATED --- 2.87%

20,150 Delphi Financial Group Inc Class A	810,635
16,845 Hilb Rogal & Hobbs Co	826,247
9,099 Infinity Property & Casualty Corp	426,379
8,158 LandAmerica Financial Group Inc ^^	602,958
26,753 Philadelphia Consolidated Holding Corp*	1,176,864
10,000 Presidential Life Corp	197,200
15,523 ProAssurance Corp*	794,001
9,306 RLI Corp	511,179
4,649 SCPIE Holdings Inc ^^*	105,532
6,694 Safety Insurance Group Inc ^^	268,563
26,530 Selective Insurance Group Inc ^^	675,454
8,515 Stewart Information Services Corp	355,842
5,700 Triad Guaranty Inc*	236,037
9,813 United Fire & Casualty Co	344,731
17,266 Zenith National Insurance Corp	816,164
$8,147,786

INVESTMENT BANK/BROKERAGE FIRM --- 0.70%

20,565 Investment Technology Group Inc*	806,148
24,802 LaBranche & Co Inc ^^*	202,384
8,601 Piper Jaffray Cos Inc*	532,746

11,485 SWS Group Inc	284,943
11,844 TradeStation Group Inc ^^*	149,116
$1,975,337

LEISURE & ENTERTAINMENT --- 2.00%

6,101 4Kids Entertainment Inc*	115,431
5,516 Arctic Cat Inc	107,507
12,946 JAKKS Pacific Inc ^^*	309,409
22,954 K2 Inc*	277,514
30,508 Live Nation ^^*	673,007
4,900 Monarch Casino & Resort Inc*	127,400
12,851 Multimedia Games Inc ^^*	152,922
14,657 Nautilus Group Inc ^^	226,165
27,771 Pinnacle Entertainment Inc*	807,303
16,527 Polaris Industries Inc ^^	792,966
23,416 Pool Corp ^^	838,293
9,856 RC2 Corp*	398,084
16,277 Shuffle Master Inc ^^*	297,055
8,507 Sturm Ruger & Co Inc*	114,419
11,146 WMS Industries Inc ^^*	435,407
$5,672,882

MACHINERY --- 3.99%

9,561 ASV Inc ^^*	145,901
13,551 Albany International Corp Class A	487,023
8,776 Astec Industries Inc*	353,234
18,600 Barnes Group Inc	427,986
23,002 Briggs & Stratton Corp ^^	709,612
23,859 CLARCOR Inc	758,716
4,950 Cascade Corp*	296,060
9,926 EnPro Industries Inc*	357,832
24,594 Gardner Denver Inc	857,101
25,073 IDEX Corp (1)	1,275,715
13,098 Kaydon Corp ^^	557,451
5,391 Lindsay Manufacturing Co ^^	171,380
7,563 Lydall Inc*	120,176
28,965 Manitowoc Co Inc (1)	1,840,966
17,245 Mueller Industries Inc	519,075
7,935 Robbins & Myers Inc	295,896
18,778 Toro Co	962,185
8,013 Valmont Industries Inc ^^	463,392
14,201 Wabash National Corp ^^	218,983
13,803 Watts Water Technologies Inc ^^	524,928
$11,343,612

MEDICAL PRODUCTS --- 5.25%

33,474 American Medical Systems Holdings Inc ^^*	708,645
6,520 Analogic Corp	409,978
12,757 ArthroCare Corp ^^*	459,762
10,986 BioLase Technology Inc ^^*	106,894
7,456 Biosite Inc ^^*	626,081
13,032 CONMED Corp*	380,926
20,950 Cooper Cos Inc	1,018,589
10,271 Cyberonics Inc ^^*	192,890
10,901 DJ Orthopedics Inc*	413,148
5,913 Datascope Corp	213,991
10,316 Greatbatch Inc*	263,059

12,294 Haemonetics Corp*	574,745
24,793 Hologic Inc (1)*	1,429,069
6,842 ICU Medical Inc*	268,206
14,541 IDEXX Laboratories Inc*	1,274,228
32,047 Immucor Inc	943,144
9,191 Integra LifeSciences Holdings ^^*	418,926
14,894 Invacare Corp ^^	259,751
5,537 Kensey Nash Corp ^^*	168,880
19,773 Mentor Corp ^^	909,558
10,050 Meridian Bioscience Inc ^^	278,988
12,771 Merit Medical Systems Inc*	160,289
8,063 Osteotech Inc*	61,601
8,464 Palomar Medical Technologies Inc ^^*	338,137
10,532 PolyMedica Corp ^^	445,820
8,016 Possis Medical Inc*	104,288
34,064 Respironics Inc (1)*	1,430,348
7,284 SurModics Inc ^^*	262,224
15,449 Theragenics Corp*	96,711
15,377 Viasys Healthcare Inc*	522,664
3,665 Vital Signs Inc	190,507
$14,932,047

OFFICE EQUIPMENT & SUPPLIES --- 0.57%

25,123 Brady Corp Class A	783,838
13,827 United Stationers Inc*	828,514
$1,612,352

OIL & GAS --- 5.55%

12,599 Atwood Oceanics Inc	739,435
10,962 Bristow Group Inc ^^*	399,565
22,578 Cabot Oil & Gas Corp Class A (1)	1,516,585
9,454 Carbo Ceramics Inc ^^	440,084
11,280 Dril-Quip Inc	488,198
42,496 Helix Energy Solutions Group Inc (1)*	1,584,676
10,800 Hornbeck Offshore Services Inc ^^*	309,420
8,486 Hydril Co*	816,693
32,713 Input/Output Inc ^^*	450,785
14,292 Lone Star Technologies Inc*	943,701
6,950 Lufkin Industries Inc	390,451
25,826 Oceaneering International Inc	1,087,791
8,748 Penn Virginia Corp	642,103
6,882 Petroleum Development Corp ^^*	368,669
9,967 SEACOR SMIT Inc*	980,753
29,207 St Mary Land & Exploration Co	1,071,313
13,032 Stone Energy Corp*	386,920
13,900 Swift Energy Co ^^*	580,603
33,703 TETRA Technologies Inc ^^	832,801
21,572 Unit Corp*	1,091,328
14,101 W-H Energy Services Inc*	659,081
$15,780,955

PAPER & FOREST PRODUCTS --- 0.71%

17,606 Buckeye Technologies Inc*	228,548
13,501 Caraustar Industries Inc*	84,786
9,264 Chesapeake Corp	139,886
4,741 Deltic Timber Corp	227,378
6,902 Neenah Paper Inc ^^	274,285

7,596 Pope & Talbot Inc ^^*	51,273
15,985 Rock-Tenn Co Class A	530,702
7,261 Schweitzer-Mauduit International Inc	180,436
20,804 Wausau Paper Corp	298,746
$2,016,040

PERSONAL LOANS --- 0.44%

13,830 Cash America International Inc	567,030
12,750 First Cash Financial Services Inc*	284,070
12,368 Rewards Network Inc*	65,544
8,200 World Acceptance Corp ^^*	327,590
$1,244,234

PHARMACEUTICALS --- 0.85%

15,658 Alpharma Inc Class A ^^	377,045
7,618 Bradley Pharmaceuticals Inc ^^*	146,190
37,009 MGI Pharma Inc ^^*	831,592
11,514 Noven Pharmaceuticals Inc*	267,125
13,768 Sciele Pharma Inc ^^*	326,026
32,500 ViroPharma Inc ^^*	466,375
$2,414,353

POLLUTION CONTROL --- 0.34%

31,815 Waste Connections Inc	952,541
$952,541

PRINTING & PUBLISHING --- 0.46%

13,489 Bowne & Co Inc	212,182
5,492 Consolidated Graphics Inc*	406,683
12,014 John H Harland Co	615,477
5,720 Standard Register Co	72,354
$1,306,696

RAILROADS --- 0.45%

35,712 Kansas City Southern (1) ^^*	1,270,633
$1,270,633

REAL ESTATE --- 3.79%

14,962 Acadia Realty Trust REIT	390,059
21,568 Colonial Properties Trust REIT ^^	985,011
11,050 EastGroup Properties Inc REIT	563,882
12,320 Entertainment Properties REIT	742,280
11,273 Essex Property Trust REIT (1) ^^	1,459,628
30,300 Inland Real Estate Corp REIT ^^	555,702
15,228 Kilroy Realty Corp REIT ^^	1,123,065
9,650 LTC Properties Inc REIT	250,032
32,680 Lexington Corporate Properties Trust REIT ^^	690,529
22,900 Medical Properties Trust Inc REIT ^^	336,401
11,827 Mid-America Apartment Communities Inc REIT ^^	665,387
30,400 National Retail Properties Inc REIT ^^	735,376
7,440 PS Business Parks Inc REIT	524,669
6,936 Parkway Properties Inc REIT ^^	362,406
34,664 Senior Housing Properties Trust REIT	828,470
9,542 Sovran Self Storage Inc REIT ^^	528,722
$10,757,345

RESTAURANTS --- 2.59%

15,516 CEC Entertainment Inc*	644,535
32,400 CKE Restaurants Inc	611,064
8,900 California Pizza Kitchen Inc*	292,721
7,345 IHOP Corp ^^	430,784
15,937 Jack In The Box Inc*	1,101,725
7,905 Landry's Restaurants Inc	233,988
10,859 O'Charley's Inc*	209,470
11,861 PF Changs China Bistro Inc ^^*	496,739
14,822 Panera Bread Co Class A ^^*	875,388
10,433 Papa John's International Inc*	306,730
14,177 Rare Hospitality International Inc*	426,586
7,744 Red Robin Gourmet Burgers Inc ^^*	300,622
31,662 Sonic Corp	705,430
13,092 Steak N Shake Co*	219,553
30,168 Triarc Cos Inc	518,588
$7,373,923

RETAIL --- 5.24%

22,715 Aaron Rents Inc	600,585
6,500 Blue Nile Inc ^^*	264,290
13,566 Building Materials Holding Corp ^^	245,680
23,505 Casey's General Stores Inc	587,860
14,667 Cato Corp Class A	343,061
10,869 Children's Place*	606,056
17,344 Christopher & Banks Corp ^^	337,688
10,239 Cost Plus Inc ^^*	102,390
21,452 Dress Barn Inc ^^*	446,416
19,497 Finish Line Inc	245,662
18,627 Freds Inc	273,812
10,493 Genesco Inc*	435,774
9,108 Great Atlantic & Pacific Tea Co Inc ^^	302,203
11,320 Group 1 Automotive Inc ^^	450,197
13,761 Guitar Center Inc ^^*	620,896
14,739 Gymboree Corp*	590,592
10,521 Haverty Furniture Inc	147,294
14,775 Hibbett Sports Inc*	422,417
20,544 Hot Topic Inc*	228,038
22,491 Insight Enterprises Inc*	404,388
11,350 Jo-Ann Stores Inc ^^*	309,288
8,375 Jos A Bank Clothiers Inc ^^*	296,056
13,258 Longs Drug Stores Corp	684,643
8,685 MarineMax Inc ^^*	201,323
24,661 Men's Wearhouse Inc	1,160,300
25,306 Pep Boys - Manny Moe & Jack	483,092
8,699 School Specialty Inc ^^*	314,121
23,230 Select Comfort Corp ^^	413,494
14,000 Sonic Automotive Inc	399,000
20,328 Stage Stores Inc ^^	473,846
8,899 Stamps.com Inc*	127,879
12,573 Stein Mart Inc	205,201
16,126 Tractor Supply Co ^^*	830,489
13,860 Tuesday Morning Corp ^^	205,683
14,893 Tween Brands Inc*	531,978
22,793 Zale Corp ^^*	601,279
$14,892,971

SHOES --- 1.21%

13,398 Brown Shoe Co Inc	562,716
15,650 Crocs Inc ^^*	739,463
5,104 Deckers Outdoor Corp ^^*	362,486
12,426 K-Swiss Inc	335,751
12,695 Skechers USA Inc*	426,171
16,954 Stride Rite Corp	260,922
25,866 Wolverine World Wide Inc	738,992
$3,426,501

SPECIALIZED SERVICES --- 3.25%

20,308 ABM Industries Inc ^^	535,928
11,317 Administaff Inc	398,358
4,393 Angelica Corp	120,983
13,875 Arbitron Inc	651,431
12,200 Bright Horizons Family Solutions Inc*	460,550
6,061 CDI Corp	175,284
2,447 CPI Corp	128,492
9,425 Carreker Corp*	75,589
7,668 Central Parking Corp	170,076
12,947 Coinstar Inc*	405,241
10,030 G&K Services Inc Class A ^^	363,888
11,726 Gevity HR Inc	231,461
12,850 Healthcare Services Group Inc ^^	368,153
8,180 Heidrick & Struggles International Inc*	396,321
23,572 Labor Ready Inc*	447,632
16,733 Mobile Mini Inc ^^*	448,110
15,309 On Assignment Inc ^^*	189,985
11,257 PetMed Express Inc ^^*	133,392
4,179 Pre-Paid Legal Services Inc ^^*	209,410
26,312 Spherion Corp*	232,072
5,233 StarTek Inc	51,234
14,684 TALX Corp ^^	486,481
10,767 Universal Technical Institute Inc ^^*	248,502
4,532 Vertrue Inc ^^*	218,035
9,893 Viad Corp	381,870
5,991 Volt Information Sciences Inc ^^	156,904
19,754 Watson Wyatt & Co Holdings	961,032
21,969 eFunds Corp*	585,694
$9,232,108

TELEPHONE & TELECOMMUNICATIONS --- 0.18%

9,400 CT Communications Inc	226,600
20,833 General Communication Inc Class A*	291,648
1060 Metrocall Inc (rights) @*61489; 0
$518,248

TEXTILES --- 0.88%

6,716 Ashworth Inc*	50,840
21,055 Fossil Inc*	557,326
11,696 Kellwood Co	343,044
9,450 Movado Group Inc	278,303
7,149 Oxford Industries Inc ^^	353,447
56,875 Quiksilver Inc ^^*	659,750
6,650 UniFirst Corp ^^	255,161
$2,497,871

TOBACCO --- 0.13%

40,878 Alliance One International Inc*	377,304
$377,304

TRANSPORTATION --- 1.52%

11,710 Arkansas Best Corp ^^	416,291
27,437 Heartland Express Inc ^^	435,700
18,550 Hub Group Inc	537,765
24,754 Kirby Corp	865,895
26,860 Knight Transportation Inc ^^	478,645
26,118 Landstar System Inc	1,197,249
13,018 Old Dominion Freight Line Inc*	375,049
$4,306,594

UNIT INVESTMENT TRUST --- 0.10%

4,250 iShares SmallCap 600 Index Fund ^^	288,448
$288,448

UTILITIES --- 3.63%

41,276 Atmos Energy Corp (1)	1,289,550
24,551 Avista Corp	593,660
5,329 Cascade Natural Gas Corp	140,419
33,384 Energen Corp (1)	1,698,912
10,063 Laclede Group Inc	312,766
12,955 New Jersey Resources Corp	648,398
12,689 Northwest Natural Gas Co	579,507
34,758 Piedmont Natural Gas Co Inc ^^	916,916
13,600 South Jersey Industries Inc ^^	517,480
50,175 Southern Union Co (1) ^^	1,524,819
19,578 Southwest Gas Corp	760,997
49,392 UGI Corp (1)	1,319,260
$10,302,684

WATER --- 0.10%

7,929 American States Water Co ^^	292,342
$292,342

TOTAL COMMON STOCK --- 96.88%	$275,321,983

(Cost $222,807,981)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

8,488,000 Federal Home Loan Bank	8,485,642
5.070%, April 2, 2007
375,000 United States of America (1)	374,013
5.100%, April 19, 2007

TOTAL SHORT-TERM INVESTMENTS --- 3.12%	$8,859,655

(Cost $8,859,655)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%	$284,181,638

(Cost $231,667,636)

Legend

* Non-income Producing Security

??Security is fair valued at March 31, 2007.

(1) Collateral or Segregated Assets for Futures

@ Security has no market value at March 31, 2007.

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2007, the Maxim Index 600 Portfolio had 21 open Russell 2000 futures contracts. The contracts expire in June 2007 and the Portfolio has recorded unrealized appreciation of $217,325.

At March 31, 2007, the U.S. Federal income tax cost basis was $232,810,276. The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $64,316,470 and gross depreciation of securities in which there was an excess of tax cost over value of $12,945,108, resulting in net appreciation of $51,371,362.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.10%

159,600 BAE Systems PLC sponsored ADR ^^	5,809,440
$5,809,440

AUTO PARTS & EQUIPMENT --- 2.65%

46,800 Compagnie Generale des Etablissements Michelin Class B	5,168,324
128,900 NOK Corp	2,193,181
$7,361,505

AUTOMOBILES --- 2.19%

55,800 Bayerische Motoren Werke AG	3,292,438
21,797 Toyota Motor Corp sponsored ADR	2,793,504
$6,085,942

BUILDING MATERIALS --- 0.43%

36,436 Cemex SAB de CV	1,193,279
$1,193,279

CHEMICALS --- 2.41%

39,800 BASF AG sponsored ADR ^^	4,474,316
36,500 Shin-Etsu Chemical Co Ltd	2,227,045
$6,701,361

COMMUNICATIONS - EQUIPMENT --- 0.64%

48,205 Telefonaktiebolaget LM Ericsson*	1,787,923
$1,787,923

COSMETICS & PERSONAL CARE --- 0.88%

8,364 Kao Corp ADR	2,443,854
$2,443,854

ELECTRIC COMPANIES --- 0.39%

54,235 Korea Electric Power Corp sponsored ADR*	1,084,700
$1,084,700

ELECTRONIC INSTRUMENTS & EQUIP --- 5.45%

77,147 AU Optronics Corp ADR ^^	1,103,202
64,750 Koninklijke Philips Electronics NV NY Shrs	2,466,975
134,200 Sony Corp sponsored ADR	6,775,758
247,485 Thomson sponsored ADR	4,773,986
$15,119,921

FOOD & BEVERAGES --- 8.31%

62,000 Diageo Capital PLC sponsored ADR	5,018,900
209,200 Heineken NV ADR	5,452,568

80,600 Nestle SA sponsored ADR	7,830,290
163,400 Unilever NV NY Shrs ^^	4,774,548
$23,076,306

FOREIGN BANKS --- 15.81%

84,080 Credit Agricole SA	3,278,557
62,960 Credit Suisse Group sponsored ADR	4,522,417
164,400 Danske Bank A/S unsponsored ADR ^^	3,814,080
91,900 HSBC Holdings PLC sponsored ADR ^^	8,069,739
13,400 Kookmin Bank	1,208,010
125,600 Lloyds TSB Group PLC sponsored ADR ^^	5,585,432
18,050 National Australia Bank Ltd sponsored ADR	2,939,443
234,300 Nordea AB	3,741,257
203,900 Royal Bank of Scotland Group PLC	7,956,662
79,673 Societe Generale sponsored ADR ^^	2,764,653
$43,880,250

GOLD, METALS & MINING --- 1.03%

108,125 Anglo American PLC unsponsored ADR	2,856,663
$2,856,663

INSURANCE RELATED --- 6.00%

421,975 Aegon NV	8,414,182
63,200 ING Groep NV sponsored ADR ^^	2,675,256
192,500 Zurich Financial Services AG ADR	5,553,625
$16,643,063

INVESTMENT BANK/BROKERAGE FIRM --- 1.38%

184,500 Nomura Holdings Inc ADR	3,824,685
$3,824,685

MACHINERY --- 1.13%

23,300 SMC Corp	3,126,044
$3,126,044

MISCELLANEOUS --- 1.49%

86,100 Hutchison Whampoa Ltd ADR ^^	4,140,136
$4,140,136

OFFICE EQUIPMENT & SUPPLIES --- 2.30%

119,000 Canon Inc sponsored ADR	6,387,920
$6,387,920

OIL & GAS --- 9.91%

113,565 BP PLC sponsored ADR	7,353,334
34,840 EnCana Corp ^^	1,763,949
52,500 Eni SpA sponsored ADR ^^	3,403,575
12,500 Petroleo Brasileiro SA ADR	1,243,875
65,065 Repsol YPF SA sponsored ADR	2,182,280
41,439 Royal Dutch Shell PLC ADR ^^	2,760,252
31,900 Sasol Ltd sponsored ADR	1,054,295
108,600 Statoil ASA sponsored ADR ^^	2,940,888
68,700 Total SA sponsored ADR ^^	4,793,886
$27,496,334

PAPER & FOREST PRODUCTS --- 3.02%

206,400 Stora Enso OYJ sponsored ADR ^^*	3,564,528
188,725 UPM-Kymmene OYJ sponsored ADR^^	4,818,149

$8,382,677

PHARMACEUTICALS --- 7.50%

126,550 Glaxosmithkline PLC ADR	6,993,153
161,600 Novartis AG ADR	8,828,208
76,000 Takeda Chemical Industries Ltd	4,985,404
$20,806,765

PHOTOGRAPHY/IMAGING --- 2.36%

160,500 FUJIFILM Holdings Corp	6,556,425
$6,556,425

PRINTING & PUBLISHING --- 1.48%

85,300 Reed Elsevier PLC sponsored ADR	4,096,106
$4,096,106

RAILROADS --- 1.27%

452 East Japan Railway Co	3,521,181
$3,521,181

REAL ESTATE --- 0.98%

214,960 Cheung Kong Holdings Ltd unsponsored ADR	2,720,620
$2,720,620

RETAIL --- 5.66%

4,200 Carrefour SA	307,178
502,470 Kingfisher PLC sponsored ADR ^^	5,175,441
153,100 Seven & I Holdings Co Ltd	4,664,197
916,400 William Morrison Supermarkets PLC	5,567,792
$15,714,608

TELEPHONE & TELECOMMUNICATIONS --- 8.61%

127,787 BCE Inc ^^	3,613,816
120,000 Nippon Telegraph & Telephone Corp sponsored ADR	3,169,200
297,300 Nokia OYJ sponsored ADR ^^	6,814,116
35,200 PT Telekomunikasi Indonesia sponsored ADR	1,518,528
50,950 Telefonos de Mexico SA de CV sponsored ADR^^	1,701,730
263,812 Vodafone Group PLC sponsored ADR	7,085,990
$23,903,380

TRANSPORTATION --- 2.49%

150,002 TNT NV ADR ^^	6,907,591
$6,907,591

TOTAL COMMON STOCK --- 97.87%	$271,628,679

(Cost $201,124,148)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

5,911,000 Federal Home Loan Bank	5,909,358
5.070%, April 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 2.13%	$5,909,358

(Cost $5,909,358)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%	$277,538,037

(Cost $207,033,506)

Legend

* Non-income Producing Security

^^ A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

ADR – American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2007, the U.S. Federal income tax cost basis was $209,253,475. The Maxim INVESCO ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $71,175,266 and gross depreciation of securities in which there was an excess of tax cost over value of $2,890,704, resulting in net appreciation of $68,284,562.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Brazil	$1,243,875	0.45%
Canada	5,377,765	1.94%
Denmark	3,814,080	1.37%
Finland	15,196,793	5.48%
France	21,086,584	7.60%
Germany	7,766,754	2.80%
Hong Kong	6,860,756	2.47%
Indonesia	1,518,528	0.55%
Italy	3,403,575	1.23%
Japan	49,874,894	17.97%
Korea	2,292,710	0.83%
Mexico	2,895,009	1.04%
Netherlands	30,691,120	11.06%
Norway	2,940,888	1.06%
South Africa	1,054,295	0.38%
Spain	2,182,280	0.79%
Sweden	5,529,180	1.99%
Switzerland	26,734,540	9.63%
Taiwan	1,103,202	0.40%
United Kingdom	74,328,904	26.77%
United States	11,642,305	4.19%
	$277,538,037	100.00%

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 0.55%

18,685 Precision Castparts Corp	1,944,174
$1,944,174

AGRICULTURE --- 1.83%

118,215 Monsanto Co	6,497,096
$6,497,096

BANKS --- 5.15%

532,085 Wells Fargo & Co	18,319,687
$18,319,687

BIOTECHNOLOGY --- 10.79%

146,690 Celgene Corp*	7,695,357
126,145 Genentech Inc*	10,359,027
266,370 Gilead Sciences Inc*	20,377,305
$38,431,689

BROADCAST/MEDIA --- 1.10%

153,285 Comcast Corp	3,904,169
$3,904,169

CHEMICALS --- 4.12%

51,935 Amylin Pharmaceuticals Inc ^^*	1,940,292
79,660 Potash Corp of Saskatchewan Inc ^^	12,740,024
$14,680,316

COMMUNICATIONS - EQUIPMENT --- 1.10%

91,540 QUALCOMM Inc	3,905,096
$3,905,096

COMPUTER HARDWARE & SYSTEMS --- 11.66%

313,070 Apple Computer Inc*	29,087,334
50,205 Research in Motion Ltd*	6,852,480
932,335 Sun Microsystems Inc*	5,603,333
$41,543,147

COMPUTER SOFTWARE & SERVICES --- 3.05%

67,955 Electronic Arts Inc*	3,422,214
16,250 Google Inc*	7,445,100
$10,867,314

ELECTRONIC INSTRUMENTS & EQUIP --- 1.24%

87,750 Sony Corp sponsored ADR	4,430,498
$4,430,498

FINANCIAL SERVICES --- 2.81%

161,575 Moody's Corp	10,027,345
$10,027,345

HOTELS/MOTELS --- 0.71%

157,165 Melco PBL Entertainment Ltd*	2,536,643
$2,536,643

HOUSEHOLD GOODS --- 6.20%

96,460 Kimberly-Clark Corp	6,606,545
244,825 Procter & Gamble Co	15,463,147
$22,069,692

INVESTMENT BANK/BROKERAGE FIRM --- 12.22%

24,340 Bear Stearns Co Inc	3,659,519
64,550 Goldman Sachs Group Inc	13,337,967
558,713 KKR Private Equity Investors LP	13,548,790
191,170 Lazard Ltd	9,592,911
20,955 Lehman Brothers Holdings Inc	1,468,317
23,640 Merrill Lynch & Co Inc	1,930,679
$43,538,183

LEISURE & ENTERTAINMENT --- 5.04%

148,385 Boyd Gaming Corp	7,069,061
128,935 Harrah's Entertainment Inc	10,888,561
$17,957,622

MEDICAL PRODUCTS --- 1.61%

43,585 Alcon Inc	5,745,375
$5,745,375

OIL & GAS --- 12.64%

50,260 Apache Corp	3,553,382
153,945 ConocoPhillips	10,522,141
51,405 EOG Resources	3,667,233
77,690 Hess Corp ^^	4,309,464
81,940 Occidental Petroleum Corp	4,040,461
188,105 Suncor Energy Inc ^^	14,361,817
71,145 Valero Energy Corp	4,588,141
$45,042,639

PERSONAL LOANS --- 1.97%

124,485 American Express Co	7,020,954
$7,020,954

RETAIL --- 3.97%

172,260 JC Penney Co Inc	14,152,882
$14,152,882

SPECIALIZED SERVICES --- 2.59%

146,555 Lamar Advertising Co ^^	9,228,568
$9,228,568

TELEPHONE & TELECOMMUNICATIONS --- 3.64%

1,097,550 Level 3 Communications Inc ^^*	6,695,055
302,025 Time Warner Telecom Inc ^^*	6,273,059
$12,968,114

UTILITIES --- 1.97%

326,370 AES Corp*	7,023,481
$7,023,481

TOTAL COMMON STOCK --- 95.96%	$341,834,684

(Cost $266,968,023)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

14,385,000 Federal Home Loan Bank	14,381,004
5.070%. April 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 4.04%	$14,381,004

(Cost $14,381,004)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100%	$356,215,688

(Cost $281,349,027)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

^^ A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2007, the U.S. Federal income tax cost basis was $281,390,437. The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $77,492,434 and gross depreciation of securities in which there was an excess of tax cost over value of $2,667,183, resulting in net appreciation of $74,825,251.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.39%

64,420 AAR Corp ^^*	1,775,415
72,900 Moog Inc*	3,036,285
50,943 Teledyne Technologies Inc*	1,907,306
$6,719,006

AUTO PARTS & EQUIPMENT --- 0.95%

61,700 Commercial Vehicle Group Inc*	1,271,020
84,600 Gentex Corp ^^	1,374,750
$2,645,770

AUTOMOBILES --- 0.69%

29,400 Lithia Motors Inc ^^	805,854
33,600 Winnebago Industries Inc ^^	1,129,968
$1,935,822

BANKS --- 6.89%

27,600 Alabama National BanCorp ^^	1,954,356
115,964 CVB Financial Corp ^^	1,379,972
3,669 Centerstate Banks of Florida Inc ^^	64,831
58,400 East West Bancorp Inc ^^	2,147,368
62,700 First Charter Corp ^^	1,348,050
18,410 First Community Bancorp*	1,040,901
42,730 First Midwest Bancorp Inc ^^	1,570,328
88,066 First State Bancorp ^^	1,985,888
28,285 Iberiabank Corp	1,574,343
31,300 Pennsylvania Commerce Bancorp Inc ^^*	891,424
26,500 PrivateBancorp Inc ^^	968,840
64,500 Signature Bank*	2,098,830
109,350 Sterling Bancshares Inc ^^	1,222,533
33,400 United Community Banks Inc	1,095,186
$19,342,850

BIOTECHNOLOGY --- 0.37%

43,265 PerkinElmer Inc	1,047,878
$1,047,878

BROADCAST/MEDIA --- 1.83%

58,790 General Cable Corp*	3,141,150
153,780 Journal Communications Inc ^^	2,016,056
$5,157,206

BUILDING MATERIALS --- 2.55%

55,364 Armstrong World Industries Inc*	2,815,259
22,160 Eagle Materials Inc ^^	989,001
67,645 Griffon Corp ^^*	1,674,214

22,472 Texas Industries Inc ^^	1,697,310
$7,175,784

CHEMICALS --- 2.42%

40,670 Cytec Industries Inc	2,287,281
19,620 FMC Corp	1,479,937
23,300 Minerals Technologies Inc	1,448,328
53,650 Spartech Corp	1,574,091
$6,789,637

COMMUNICATIONS - EQUIPMENT --- 1.53%

35,725 ADTRAN Inc	869,904
80,315 CommScope Inc ^^*	3,445,514
$4,315,418

COMPUTER HARDWARE & SYSTEMS --- 1.22%

84,400 Electronics for Imaging Inc ^^*	1,979,180
36,264 Imation Corp	1,464,340
$3,443,520

COMPUTER SOFTWARE & SERVICES --- 4.05%

108,900 Alloy Inc ^^*	1,293,732
50,507 Hyperion Solutions Corp*	2,617,778
81,200 MapInfo Corp*	1,634,556
134,300 Perot Systems Corp Class A*	2,399,941
49,976 Progress Software Corp*	1,559,251
49,500 Quest Software Inc*	805,365
83,119 Radiant Systems Inc ^^*	1,083,041
$11,393,664

COSMETICS & PERSONAL CARE --- 0.79%

96,877 Alberto-Culver Co	2,216,546
$2,216,546

DISTRIBUTORS --- 0.77%

99,000 Smart & Final Inc*	2,155,230
$2,155,230

ELECTRIC COMPANIES --- 2.45%

29,233 ALLETE Inc	1,362,842
34,320 ITC Holdings Corp	1,485,713
75,700 NorthWestern Corp	2,682,051
46,100 Portland General Electric Co ^^	1,346,120
$6,876,726

ELECTRONIC INSTRUMENTS & EQUIP --- 5.90%

37,100 Anixter International Inc ^^*	2,446,374
53,000 Arrow International Inc ^^	1,704,480
43,396 Excel Technology Inc ^^*	1,186,013
13,300 Faro Technologies Inc ^^*	383,971
41,600 Hubbell Inc Class B ^^	2,006,784
74,845 II-IV Inc ^^*	2,533,503
78,900 Keithley Instruments Inc	1,206,381
50,100 Lamson & Sessions Co ^^*	1,392,279
42,800 Littelfuse Inc*	1,737,680
22,800 Rofin-Sinar Technologies Inc*	1,349,304

50,030 X-Rite Inc	647,889
$16,594,658

ELECTRONICS - SEMICONDUCTOR --- 2.30%

30,420 Diodes Inc ^^*	1,060,137
170,815 Entegris Inc ^^*	1,827,721
73,542 Fairchild Semiconductor International Inc ^^*	1,229,622
52,935 Pericom Semiconductor Corp*	517,704
78,300 Verigy Ltd ^^*	1,837,701
$6,472,885

ENGINEERING & CONSTRUCTION --- 2.21%

32,855 ESCO Technologies Inc*	1,472,561
94,100 Insituform Technologies Inc Class A ^^*	1,956,339
50,100 Michael Baker Corp ^^*	1,217,430
23,700 Washington Group International Inc*	1,574,154
$6,220,484

FINANCIAL SERVICES --- 3.62%

79,716 Advanta Corp Class A	3,494,747
1,159 Community Bancorp*	35,639
95,746 Dollar Financial Corp*	2,422,374
51,052 Interactive Data Corp ^^	1,263,537
63,095 National Financial Partners Corp ^^	2,959,786
$10,176,083

FOOD & BEVERAGES --- 1.43%

43,955 J&J Snack Foods Corp	1,735,783
35,445 Ralcorp Holdings Inc*	2,279,114
$4,014,897

GOLD, METALS & MINING --- 1.40%

30,597 Chaparral Steel Co	1,779,827
44,700 Reliance Steel & Aluminum Co	2,163,480
$3,943,307

HEALTH CARE RELATED --- 0.79%

37,477 Healthspring Inc*	882,583
101,200 Option Care Inc ^^	1,345,960
$2,228,543

HOTELS/MOTELS --- 0.19%

30,040 Trump Entertainment Resorts Inc ^^*	542,823
$542,823

HOUSEHOLD GOODS --- 0.32%

52,120 Sealy Corp ^^	911,058
$911,058

INSURANCE RELATED --- 5.16%

153,825 American Equity Investment Life Holding Co ^^	2,019,722
60,100 Delphi Financial Group Inc Class A	2,417,823
68,525 Employers Holdings Inc*	1,371,871
65,900 First Mercury Financial Corp ^^*	1,354,245
34,947 Midland Co	1,482,452
38,300 Navigators Group Inc*	1,921,511
39,400 RLI Corp ^^	2,164,242

50,600 United Fire & Casualty Co	1,777,578
$14,509,444

INVESTMENT BANK/BROKERAGE FIRM --- 1.32%

27,880 CBL & Associated Properties Inc ^^	1,250,139
38,941 Penson Worldwide Inc*	1,175,629
28,889 Stifel Financial Corp ^^*	1,279,783
$3,705,551

LEISURE & ENTERTAINMENT --- 1.64%

39,608 4Kids Entertainment Inc*	749,383
121,960 Live Nation ^^*	2,690,438
21,169 National CineMedia Inc*	565,212
18,928 Steinway Musical Instruments Inc	610,807
$4,615,840

MACHINERY --- 2.57%

65,290 Albany International Corp Class A ^^	2,346,523
46,096 CLARCOR Inc	1,465,853
49,000 Harsco Corp	2,198,140
26,334 Nordson Corp	1,223,478
$7,233,994

MANUFACTURING --- 4.12%

48,685 Actuant Corp Class A	2,471,251
87,900 Barnes Group Inc	2,022,579
9,099 Hughes International Inc*	663,590
33,028 LB Foster Co ^^*	680,707
83,400 McGrath Rentcorp ^^	2,641,278
111,554 Mueller Water Products Inc ^^	1,540,561
46,449 RBC Bearings Inc*	1,552,790
$11,572,756

MEDICAL PRODUCTS --- 1.26%

61,390 Viasys Healthcare Inc ^^*	2,086,646
31,116 West Pharmaceutical Services Inc ^^	1,444,716
$3,531,362

MISCELLANEOUS --- 0.19%

21,410 Walter Industries Inc ^^	529,898
$529,898

OIL & GAS --- 4.61%

18,342 ATP Oil & Gas Corp ^^*	689,659
44,400 Denbury Resources Inc*	1,322,676
58,600 Dresser-Rand Group Inc*	1,784,956
18,515 FMC Technologies Inc*	1,291,606
81,881 Helix Energy Solutions Group Inc*	3,053,342
89,100 Mariner Energy Inc*	1,704,483
23,956 Penn Virginia Corp	1,758,370
19,900 Universal Compression Holdings Inc*	1,346,832
$12,951,924

PAPER & FOREST PRODUCTS --- 0.51%

42,972 Rock-Tenn Co Class A	1,426,670
$1,426,670

PERSONAL LOANS --- 0.82%

102,933 First Cash Financial Services Inc*	2,293,347
$2,293,347

POLLUTION CONTROL --- 1.21%

58,031 American Ecology Corp ^^	1,114,776
76,687 Waste Connections Inc	2,296,009
$3,410,785

PRINTING & PUBLISHING --- 0.87%

64,505 John Wiley & Sons Inc Class A	2,435,709
$2,435,709

RAILROADS --- 0.41%

43,112 Genesee & Wyoming Inc*	1,147,210
$1,147,210

REAL ESTATE --- 4.81%

79,700 BioMed Realty Trust Inc REIT ^^	2,096,110
40,200 Corporate Office Properties Trust REIT ^^	1,836,336
79,000 First Potomac Realty Trust REIT ^^	2,257,030
27,008 Health Care Inc REIT ^^	1,185,651
116,300 Kite Realty Group Trust REIT	2,320,185
56,100 LaSalle Hotel Properties REIT ^^	2,600,796
26,578 Potlatch Corp REIT	1,216,741
$13,512,849

RESTAURANTS --- 2.74%

55,853 Bob Evans Farms Inc	2,063,768
72,934 CEC Entertainment Inc*	3,029,678
69,700 Mortons Restaurant Group Inc*	1,239,963
79,986 Triarc Cos Inc	1,374,959
$7,708,368

RETAIL --- 4.92%

52,100 Casey's General Stores Inc	1,303,021
70,170 Dollar Tree Stores Inc*	2,683,301
95,692 Jo-Ann Stores Inc ^^*	2,607,607
141,470 Pier 1 Imports Inc ^^	977,558
64,400 Rent-A-Center Inc*	1,801,912
76,800 Sonic Automotive Inc	2,188,800
128,495 Winn-Dixie Stores Inc ^^*	2,267,937
$13,830,136

SPECIALIZED SERVICES --- 4.78%

35,652 Electro Rent Corp*	513,389
20,660 Harte-Hanks Inc	570,009
77,906 Navigant Consulting Inc ^^*	1,539,423
137,450 Rollins Inc ^^	3,162,725
32,795 Standard Parking Corp*	1,159,959
46,000 UTI Worldwide Inc	1,130,680
35,960 Vertrue Inc ^^*	1,730,036

120,000 Wright Express Corp ^^*	3,639,600
$13,445,821

TELEPHONE & TELECOMMUNICATIONS --- 2.06%

89,585 Anaren Microwave Inc*	1,577,592
19,082 Comtech Telecommunications Corp*	739,046
77,599 Harris Stratex Networks Inc*	1,489,125
20,660 Iowa Telecommunications Services Inc ^^	413,200
183,955 Sirenza Microdevices Inc ^^*	1,585,692
$5,804,655

TEXTILES --- 1.59%

104,969 Fossil Inc ^^*	2,778,529
58,000 Hanesbrands Inc*	1,704,620
$4,483,149

TRANSPORTATION --- 1.81%

62,280 Celadon Group Inc*	1,040,076
74,610 Genesis Lease Ltd*	1,951,052
60,860 Laidlaw International Inc	2,105,756
$5,096,884

UTILITIES --- 1.22%

128,130 UGI Corp	3,422,352
$3,422,352

WATER --- 0.70%

32,600 American States Water Co ^^	1,201,962
41,266 Middlesex Water Co	758,882
$1,960,844

TOTAL COMMON STOCK --- 96.38%	$270,949,343

(Cost $220,831,038)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

10,192,000 Federal Home Loan Bank	10,189,168
5.070%, April 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 3.62%	$10,189,168

(Cost $10,189,168)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%	$281,138,511

(Cost $231,020,206)

Legend

* Non-income Producing Security

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2007, the U.S. Federal income tax cost basis was $231,089,156. The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $52,068,008 and gross depreciation of securities in which there was an excess of tax cost over value of $2,018,653, resulting in net appreciation of $50,049,355.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

AUTO PARTS & EQUIPMENT --- 1.56%

77,100 Bridgestone Corp	1,540,822
13,703 Continental AG	1,771,200
$3,312,022

AUTOMOBILES --- 3.32%

35,900 Bayerische Motoren Werke AG	2,118,253
77,000 Toyota Motor Corp	4,933,384
$7,051,637

BROADCAST/MEDIA --- 0.86%

45,240 Vivendi Universal SA	1,838,391
$1,838,391

BUILDING MATERIALS --- 1.21%

183,000 Asahi Glass Co Ltd	2,576,349
$2,576,349

CHEMICALS --- 6.20%

5,398 Air Liquide	1,315,987
20,189 Air Liquide Prime de Fidelite #61489;*	4,921,910
73,040 Bayer AG	4,667,754
2,420 Givaudan SA (registered)	2,238,473
$13,144,124

COMMUNICATIONS - EQUIPMENT --- 0.69%

398,090 Ericsson LM Class B	1,465,159
$1,465,159

COSMETICS & PERSONAL CARE --- 3.59%

193,000 Kao Corp	5,650,458
18,060 L'Oreal SA	1,971,765
$7,622,223

DISTRIBUTORS --- 0.77%

519,200 Li & Fung Ltd	1,631,325
$1,631,325

ELECTRIC COMPANIES --- 2.69%

41,940 E. on AG	5,702,258
$5,702,258

ELECTRONIC INSTRUMENTS & EQUIP --- 3.53%

23,800 Fanuc Ltd	2,215,597
8,900 Hirose Electric Co Ltd	1,070,205

69,560 Legrand SA	2,299,804
70,900 Omron Corp	1,907,273
$7,492,879

ELECTRONICS - SEMICONDUCTOR --- 2.55%

17,740 Samsung Electronics Co Ltd	5,401,830
$5,401,830

FINANCIAL SERVICES --- 0.66%

82,800 AEON Credit Service Co Ltd	1,395,458
$1,395,458

FOOD & BEVERAGES --- 6.24%

213,980 Diageo PLC	4,332,909
22,861 Nestle SA	8,903,401
$13,236,310

FOREIGN BANKS --- 12.73%

236,935 Banca Intesa SpA*	1,799,350
84,130 Banco Bilbao Vizcaya Argentaria SA	2,065,629
277,810 Bangkok Bank Public Co Ltd	973,412
109,881 Credit Agricole SA	4,284,624
27,580 Erste Bank der Oesterreichischen Sparkassen AG	2,147,923
145,500 HSBC Holdings PLC sponsored ADR	2,548,261
26,484 Julius Baer Holding AG Ltd	3,613,584
1,821,000 PT Bank Central Asia	1,017,764
359,000 Shinsei Bank Ltd	1,721,275
83,000 Shizuoka Bank Ltd	883,953
99,893 UBS AG	5,935,296
$26,991,071

GOLD, METALS & MINING --- 0.93%

88,240 BHP Billiton PLC	1,967,372
$1,967,372

HOUSEHOLD GOODS --- 3.19%

129,780 Reckitt Benckiser PLC	6,760,093
$6,760,093

INSURANCE RELATED --- 6.04%

132,030 AXA	5,598,034
23,490 Assicurazioni Generali SpA	999,107
67,016 QBE Insurance Group Ltd	1,710,184
49,267 Swiss Re	4,500,380
$12,807,705

INVESTMENT BANK/BROKERAGE FIRM --- 1.43%

145,300 Nomura Securities Co Ltd	3,027,083
$3,027,083

LEISURE & ENTERTAINMENT --- 3.35%

309,886 Ladbrokes PLC	2,454,476
371,840 William Hill PLC	4,650,104
$7,104,580

MACHINERY --- 2.91%

48,567 Schneider SA	6,165,353
$6,165,353

MANUFACTURING --- 1.46%

152,710 Smiths Group PLC	3,086,234
$3,086,234

MEDICAL PRODUCTS --- 0.53%

9,040 Synthes Inc	1,115,912
$1,115,912

MISCELLANEOUS --- 2.79%

53,380 LVMH	5,922,079
$5,922,079

OFFICE EQUIPMENT & SUPPLIES --- 3.77%

84,050 Canon Inc	4,514,906
154,000 Ricoh Co Ltd	3,469,705
$7,984,611

OIL & GAS --- 3.86%

99,230 Royal Dutch Shell PLC	3,303,957
69,750 Total SA	4,887,038
$8,190,995

PHARMACEUTICALS --- 8.31%

5,410 Actelion Ltd*	1,261,064
194,780 Glaxosmithkline PLC	5,354,658
42,460 Roche Holding AG	7,512,570
40,070 Sanofi-Aventis	3,484,627
$17,612,919

RAILROADS --- 0.81%

38,740 Canadian National Railway Co	1,709,984
$1,709,984

RETAIL --- 2.32%

46,330 Next PLC	2,049,508
327,150 Tesco PLC	2,861,605
$4,911,113

SPECIALIZED SERVICES --- 4.09%

20,980 Pernod-Ricard	4,254,911
292,040 WPP Group PLC	4,425,110
$8,680,021

TELEPHONE & TELECOMMUNICATIONS --- 1.06%

1,042,604 Singapore Telecommunications Ltd	2,254,056
$2,254,056

TOYS --- 0.71%

5,200 Nintendo Co Ltd	1,511,371
$1,511,371

TRANSPORTATION --- 1.24%

57,360 TNT NV*	2,630,504
$2,630,504

UTILITIES --- 2.80%

159,630 BG Group PLC	2,304,123
40,820 Gaz de France	1,894,344
310,000 Tokyo Gas Co	1,728,360
$5,926,827

TOTAL COMMON STOCK --- 98.20%	$208,229,848

(Cost $163,293,649)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

3,819,000 Federal Home Loan Bank	3,817,939
5.070%, April 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 1.80%	$3,817,939

(Cost $3,817,939)

TOTAL MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO --- 100%	$212,047,787

(Cost $167,111,588)

Legend

* Non-income Producing Security

??Security is fair valued at March 31, 2007.

ADR – American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2007, the U.S. Federal income tax cost basis was $167,245,248. The Maxim MFS® International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $48,001,268 and gross depreciation of securities in which there was an excess of tax cost over value of $3,198,729, resulting in net appreciation of $44,802,539.

MAXIM SERIES FUND, INC.

MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Australia	$1,710,184	0.81%
Austria	2,147,923	1.01%
Canada	1,709,984	0.81%
France	48,838,867	23.04%
Germany	14,259,465	6.72%
Hong Kong	1,631,325	0.77%
Indonesia	1,017,764	0.48%
Italy	2,798,457	1.32%
Japan	38,146,199	17.99%
Korea	5,401,830	2.55%
Netherlands	2,630,504	1.24%
Singapore	2,254,056	1.06%
Spain	2,065,629	0.97%
Sweden	1,465,159	0.69%
Switzerland	35,080,680	16.54%
Thailand	973,412	0.46%
United Kingdom	46,098,410	21.74%
United States	3,817,939	1.80%
	$212,047,787	100.00%

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX (R) PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.43%

49,186 Boeing Co	4,373,127
25,250 General Dynamics Corp	1,929,100
7,812 Goodrich Corp	402,162
49,833 Honeywell International Inc	2,295,308
7,753 L-3 Communications Holdings Inc	678,155
22,133 Lockheed Martin Corp	2,147,344
21,843 Northrop Grumman Corp	1,621,187
27,749 Raytheon Co	1,455,713
10,441 Rockwell Collins Inc	698,816
62,072 United Technologies Corp	4,034,680
$19,635,592

AGRICULTURE --- 0.41%

40,669 Archer-Daniels-Midland Co	1,492,552
33,827 Monsanto Co	1,859,132
$3,351,684

AIR FREIGHT --- 0.91%

10,750 CH Robinson Worldwide Inc	513,313
19,114 FedEx Corp	2,053,417
3,742 Ryder System Inc	184,630
66,419 United Parcel Service Inc Class B	4,655,972
$7,407,332

AIRLINES --- 0.09%

49,101 Southwest Airlines Co	721,785
$721,785

AUTO PARTS & EQUIPMENT --- 0.19%

11,166 Goodyear Tire & Rubber Co ^^*	348,268
12,308 Johnson Controls Inc	1,164,583
$1,512,851

AUTOMOBILES --- 0.25%

117,832 Ford Motor Co ^^	929,694
35,166 General Motors Corp ^^	1,077,486
$2,007,180

BANKS --- 5.78%

33,735 BB&T Corp	1,383,810
278,577 Bank of America Corp (1)	14,212,999
9,786 Comerica Inc	578,548
11,612 Commerce Bancorp Inc ^^	387,609
8,147 Compass Bancshares Inc	560,514

34,613 Fifth Third Bancorp	1,339,177
7,783 First Horizon National Corp ^^	323,228
14,657 Huntington Bancshares Inc ^^	320,255
24,666 KeyCorp	924,235
4,785 M&T Bank Corp	554,247
15,920 Marshall & Ilsley Corp	737,255
36,927 National City Corp	1,375,531
21,594 PNC Financial Services Group	1,554,120
45,533 Regions Financial Corp	1,610,502
22,167 SunTrust Banks Inc	1,840,748
20,266 Synovus Financial Corp ^^	655,402
110,264 US Bancorp	3,855,932
118,662 Wachovia Corp (1)	6,532,343
210,435 Wells Fargo & Co (1)	7,245,277
6,871 Zions Bancorp	580,737
$46,572,469

BIOTECHNOLOGY --- 1.53%

72,752 Amgen Inc*	4,065,382
11,352 Applera Corp - Applied Biosystems Group	335,679
21,345 Biogen Idec Inc*	947,291
23,516 Celgene Corp*	1,233,649
16,435 Genzyme Corp*	986,429
28,914 Gilead Sciences Inc*	2,211,921
14,815 MedImmune Inc*	539,118
3,420 Millipore Corp*	247,847
7,569 PerkinElmer Inc	183,321
26,157 Thermo Fisher Scientific Inc*	1,222,840
6,338 Waters Corp*	367,604
$12,341,081

BROADCAST/MEDIA --- 1.10%

45,982 CBS Corp	1,406,589
30,904 Clear Channel Communications Inc	1,082,876
193,617 Comcast Corp ^^	5,024,361
48,242 DIRECTV Group Inc*	1,112,943
5,150 EW Scripps Co	230,102
$8,856,871

BUILDING MATERIALS --- 0.24%

10,873 American Standard Cos Inc	576,486
24,369 Masco Corp ^^	667,711
5,971 Vulcan Materials Co	695,502
$1,939,699

CHEMICALS --- 1.34%

13,532 Air Products & Chemicals Inc ^^	999,879
3,441 Ashland Inc	225,730
59,712 Dow Chemical Co	2,738,392
57,537 EI du Pont de Nemours & Co	2,844,054
5,247 Eastman Chemical Co	332,293
11,059 Ecolab Inc	475,537
7,151 Hercules Inc*	139,731
4,823 International Flavors & Fragrances Inc	227,742
10,275 PPG Industries Inc	722,435
19,991 Praxair Inc	1,258,633
8,862 Rohm & Haas Co	458,343

8,214 Sigma-Aldrich Corp	341,045
$10,763,814

COMMUNICATIONS - EQUIPMENT --- 2.47%

7,267 ADC Telecommunications Inc*	121,650
28,172 Avaya Inc*	332,711
5,223 CIENA Corp*	145,983
376,181 Cisco Systems Inc (1)*	9,603,901
97,740 Corning Inc*	2,222,608
13,055 JDS Uniphase Corp ^^	198,828
148,830 Motorola Inc	2,629,826
103,190 QUALCOMM Inc	4,402,085
27,164 Tellabs Inc*	268,924
$19,926,516

COMPUTER HARDWARE & SYSTEMS --- 3.66%

53,725 Apple Computer Inc*	4,991,590
141,416 Dell Inc*	3,282,265
131,259 EMC Corp*	1,817,937
166,681 Hewlett-Packard Co (1)	6,690,575
93,760 International Business Machines Corp (1)	8,837,818
6,031 Lexmark International Group Inc Class A*	352,572
11,126 NCR Corp*	531,489
23,100 Network Appliance Inc*	843,612
9,866 QLogic Corp*	167,722
14,168 Sandisk Corp ^^*	620,558
224,207 Sun Microsystems Inc*	1,347,484
$29,483,622

COMPUTER SOFTWARE & SERVICES --- 4.85%

36,681 Adobe Systems Inc*	1,529,598
14,364 Autodesk Inc*	540,086
12,654 BMC Software Inc*	389,617
25,563 CA Inc	662,337
11,215 Citrix Systems Inc*	359,216
8,865 Cognizant Technology Solutions Corp*	782,514
20,142 Compuware Corp*	191,148
19,276 Electronic Arts Inc*	970,739
13,558 Google Inc*	6,211,733
21,338 Intuit Inc	583,808
35,374 Juniper Networks Inc*	696,160
536,651 Microsoft Corp (1)	14,956,463
21,044 Novell Inc*	151,938
248,490 Oracle Corp*	4,505,124
8,299 Sabre Holdings Corp	271,792
57,580 Symantec Corp*	996,134
21,440 Unisys Corp*	180,739
15,248 VeriSign Inc*	383,030
76,016 Yahoo! Inc*	2,378,541
70,787 eBay Inc*	2,346,589
$39,087,306

CONGLOMERATES --- 3.82%

45,771 3M Co	3,498,278
640,476 General Electric Co	22,647,231
7,829 Textron Inc	703,044

123,138 Tyco International Ltd	3,885,004
$30,733,557

CONTAINERS --- 0.19%

6,432 Ball Corp	294,907
6,436 Bemis Co Inc	214,898
8,241 Pactiv Corp*	278,051
10,030 Sealed Air Corp ^^	316,948
6,589 Temple-Inland Inc	393,627
$1,498,431

COSMETICS & PERSONAL CARE --- 0.17%

27,431 Avon Products Inc	1,022,079
7,250 Estee Lauder Cos	354,163
$1,376,242

DISTRIBUTORS --- 0.27%

10,612 Genuine Parts Co	519,988
38,370 SYSCO Corp	1,298,057
4,492 WW Grainger Inc	346,962
$2,165,007

ELECTRIC COMPANIES --- 2.71%

10,225 Allegheny Energy Inc*	502,457
12,887 Ameren Corp ^^	648,216
24,705 American Electric Power Co Inc	1,204,369
19,886 CenterPoint Energy Inc	356,755
16,071 Consolidated Edison Inc ^^	820,585
10,987 DTE Energy Co	526,277
21,792 Dominion Resources Inc	1,934,476
20,266 Edison International	995,669
12,423 Entergy Corp	1,303,421
41,743 Exelon Corp	2,868,162
25,276 FPL Group Inc	1,546,133
19,869 FirstEnergy Corp	1,316,123
4,711 Integrys Energy Group Inc ^^	261,508
21,797 PG&E Corp ^^	1,052,141
23,964 PPL Corp	980,128
6,257 Pinnacle West Capital Corp	301,900
16,015 Progress Energy Inc	807,797
46,553 Southern Co	1,706,167
12,959 TECO Energy Inc ^^	223,024
28,579 TXU Corp	1,831,914
25,384 Xcel Energy Inc	626,731
$21,813,953

ELECTRONIC INSTRUMENTS & EQUIP --- 0.68%

25,142 Agilent Technologies Inc*	847,034
11,330 Cooper Industries Inc	509,737
49,684 Emerson Electric Co	2,140,884
4,140 Harman International Industries Inc	397,771
11,427 Jabil Circuit Inc ^^	244,652
8,825 Molex Inc ^^	248,865
10,320 Rockwell Automation Inc	617,858
32,973 Sanmina - SCI Corp*	119,362
56,219 Solectron Corp*	177,090

5,014 Tektronix Inc	141,194
$5,444,447

ELECTRONICS - SEMICONDUCTOR --- 2.33%

34,495 Advanced Micro Devices Inc ^^*	450,505
22,130 Altera Corp	442,379
20,738 Analog Devices Inc	715,254
86,907 Applied Materials Inc	1,592,136
29,312 Broadcom Corp Class A*	940,036
359,112 Intel Corp (1)	6,869,813
12,469 KLA-Tencor Corp	664,847
47,941 LSI Logic Corp ^^*	495,716
18,619 Linear Technology Corp ^^	588,174
19,908 Maxim Integrated Products Inc	585,295
47,004 Micron Technology Inc*	567,808
22,151 NVIDIA Corp*	637,506
17,629 National Semiconductor Corp	425,564
7,822 Novellus Systems Inc*	250,460
13,133 PMC-Sierra Inc ^^*	92,062
11,737 Teradyne Inc ^^*	194,130
89,911 Texas Instruments Inc	2,706,321
20,597 Xilinx Inc	529,961
$18,747,967

ENGINEERING & CONSTRUCTION --- 0.06%

5,501 Fluor Corp ^^	493,550
$493,550

FINANCIAL SERVICES --- 6.17%

14,913 Ameriprise Financial Inc	852,129
47,092 Bank of New York Co Inc	1,909,581
12,095 CIT Group Inc	640,067
2,171 Chicago Mercantile Exchange	1,155,971
305,328 Citigroup Inc	15,675,540
36,697 Countrywide Financial Corp	1,234,487
60,254 Fannie Mae (nonvtg)	3,288,663
5,483 Federated Investors Inc Class B	201,336
10,411 Franklin Resources Inc	1,257,961
43,217 Freddie Mac	2,570,979
30,800 Hudson City Bancorp Inc	421,344
216,319 JPMorgan Chase & Co (1)	10,465,513
11,752 Janus Capital Group Inc	245,734
8,191 Legg Mason Inc	771,674
5,136 MGIC Investment Corp ^^	302,613
25,883 Mellon Financial Corp	1,116,593
14,612 Moody's Corp	906,821
11,708 Northern Trust Corp	704,119
16,700 Principal Financial Group	999,829
22,483 Sovereign Bancorp Inc ^^	571,968
20,842 State Street Corp	1,349,520
16,532 T Rowe Price Group Inc	780,145
55,313 Washington Mutual Inc	2,233,539
$49,656,126

FOOD & BEVERAGES --- 2.99%

47,520 Anheuser-Busch Co Inc	2,397,859
4,931 Brown-Forman Corp ^^	323,276

13,629 Campbell Soup Co	530,850
125,453 Coca-Cola Co	6,021,744
17,293 Coca-Cola Enterprises Inc	350,183
31,449 ConAgra Foods Inc	783,395
13,077 Constellation Brands Inc ^^*	276,971
8,016 Dean Foods Co	374,668
21,453 General Mills Inc	1,248,994
20,186 HJ Heinz Co	951,164
10,747 Hershey Co ^^	587,431
15,620 Kellogg Co	803,337
11,600 Kraft Foods Inc	357,860
8,089 McCormick & Co Inc (nonvtg)	311,588
2,921 Molson Coors Brewing Co Class B	276,385
8,170 Pepsi Bottling Group Inc	260,541
102,061 PepsiCo Inc (1)	6,486,997
45,598 Sara Lee Corp	771,518
15,700 Tyson Foods Inc Class A	304,737
13,632 Wm Wrigley Jr Co ^^	694,278
$24,113,776

GOLD, METALS & MINING --- 1.03%

54,171 Alcoa Inc	1,836,397
6,399 Allegheny Technologies Inc	682,709
11,340 CONSOL Energy Inc ^^	443,734
23,335 Freeport-McMoRan Copper & Gold Inc	1,544,511
28,037 Newmont Mining Corp	1,177,274
18,756 Nucor Corp	1,221,578
16,493 Peabody Energy Corp	663,678
7,415 United States Steel Corp	735,346
$8,305,227

HEALTH CARE RELATED --- 2.32%

32,147 Aetna Inc	1,407,717
11,836 AmericsourceBergen Corp	624,349
6,110 CIGNA Corp	871,653
24,922 Cardinal Health Inc	1,818,060
9,920 Coventry Health Care Inc*	556,016
8,440 Express Scripts Inc Class A*	681,277
10,383 Humana Inc*	602,422
12,078 IMS Health Inc	358,233
7,631 Laboratory Corp of America Holdings*	554,240
4,497 Manor Care Inc	244,457
18,402 McKesson Corp	1,077,253
17,921 Medco Health Solutions Inc*	1,299,810
8,635 Patterson Cos Inc ^^*	306,456
9,878 Quest Diagnostics Inc ^^	492,616
29,310 Tenet Healthcare Corp ^^*	188,463
84,340 UnitedHealth Group Inc	4,467,490
38,184 WellPoint Inc*	3,096,722
$18,647,234

HOMEBUILDING --- 0.20%

7,440 Centex Corp ^^	310,843
16,973 DR Horton Inc	373,406
4,827 KB Home	205,968
8,595 Lennar Corp ^^	362,795

13,139 Pulte Homes Inc	347,658
$1,600,670

HOTELS/MOTELS --- 0.55%

27,523 Carnival Corp	1,289,728
24,217 Hilton Hotels Corp	870,843
20,583 Marriott International Inc Class A	1,007,744
13,431 Starwood Hotels & Resorts Worldwide Inc	871,000
11,688 Wyndham Worldwide Corp*	399,145
$4,438,460

HOUSEHOLD GOODS --- 2.47%

4,125 Black & Decker Corp	336,683
9,417 Clorox Co	599,769
31,986 Colgate-Palmolive Co	2,136,345
9,491 Fortune Brands Inc	748,081
28,473 Kimberly-Clark Corp	1,950,116
10,993 Leggett & Platt Inc	249,211
17,246 Newell Rubbermaid Inc	536,178
196,541 Procter & Gamble Co (1)	12,413,530
3,711 Snap-on Inc	178,499
5,183 Stanley Works ^^	286,931
4,940 Whirlpool Corp	419,455
$19,854,798

INSURANCE RELATED --- 4.55%

20,401 ACE Ltd	1,164,081
30,646 AFLAC Inc	1,442,201
38,580 Allstate Corp	2,317,115
6,432 Ambac Financial Group Inc ^^	555,660
162,070 American International Group Inc (1)	10,894,345
18,565 Aon Corp	704,727
25,421 Chubb Corp	1,313,503
10,754 Cincinnati Financial Corp	455,970
27,415 Genworth Financial Inc	957,880
19,933 Hartford Financial Services Group Inc	1,905,196
17,243 Lincoln National Corp	1,168,903
28,094 Loews Corp	1,276,310
8,396 MBIA Inc ^^	549,854
34,396 Marsh & McLennan Cos Inc	1,007,459
46,904 MetLife Inc	2,961,988
46,368 Progressive Corp	1,011,750
29,245 Prudential Financial Inc	2,639,654
6,606 SAFECO Corp ^^	438,837
6,121 Torchmark Corp	401,476
42,087 Travelers Cos Inc	2,178,844
21,270 Unum Group	489,848
11,244 XL Capital Ltd Class A	786,630
$36,622,231

INVESTMENT BANK/BROKERAGE FIRM --- 2.50%

7,460 Bear Stearns Co Inc	1,121,611
63,871 Charles Schwab Corp	1,168,201
26,539 E*TRADE Financial Corp*	563,158
25,621 Goldman Sachs Group Inc	5,294,067
32,782 Lehman Brothers Holdings Inc	2,297,035
55,135 Merrill Lynch & Co Inc	4,502,875

66,319 Morgan Stanley	5,223,284
$20,170,231

LEISURE & ENTERTAINMENT --- 2.25%

5,652 Brunswick Corp	180,016
16,043 Harley-Davidson Inc	942,526
11,671 Harrah's Entertainment Inc	985,616
9,968 Hasbro Inc	285,284
21,082 International Game Technology	851,291
24,454 Mattel Inc	674,197
146,114 News Corp	3,378,156
237,550 Time Warner Inc	4,684,486
43,088 Viacom Inc Class B*	1,771,348
127,516 Walt Disney Co	4,390,376
$18,143,296

MACHINERY --- 1.55%

40,216 Caterpillar Inc	2,695,678
3,245 Cummins Inc	469,616
14,833 Danaher Corp	1,059,818
14,184 Deere & Co	1,540,950
12,711 Dover Corp	620,424
9,119 Eaton Corp	761,984
11,292 ITT Corp	681,133
25,742 Illinois Tool Works Inc	1,328,287
19,112 Ingersoll-Rand Co	828,887
15,470 PACCAR Inc	1,135,498
7,646 Pall Corp	290,548
7,232 Parker-Hannifin Corp	624,194
6,400 Terex Corp*	459,264
$12,496,281

MEDICAL PRODUCTS --- 1.65%

3,332 Bausch & Lomb Inc ^^	170,465
40,502 Baxter International Inc	2,133,240
15,261 Becton Dickinson & Co	1,173,418
15,258 Biomet Inc ^^	648,312
73,661 Boston Scientific Corp*	1,071,031
6,448 CR Bard Inc	512,680
9,685 Hospira Inc*	396,117
71,728 Medtronic Inc	3,518,976
21,377 St Jude Medical Inc*	803,989
18,550 Stryker Corp	1,230,236
8,000 Varian Medical Systems Inc*	381,520
14,782 Zimmer Holdings Inc*	1,262,531
$13,302,515

OFFICE EQUIPMENT & SUPPLIES --- 0.25%

5,725 Avery Dennison Corp	367,889
13,675 Pitney Bowes Inc	620,708
59,036 Xerox Corp*	997,118
$1,985,715

OIL & GAS --- 9.78%

28,843 Anadarko Petroleum Corp	1,239,672
20,582 Apache Corp	1,455,147
18,246 BJ Services Co	509,063

19,911 Baker Hughes Inc	1,316,714
25,476 Chesapeake Energy Corp ^^	786,699
134,363 Chevron Corp	9,937,487
102,383 ConocoPhillips (1)	6,997,878
27,643 Devon Energy Corp	1,913,448
9,400 ENSCO International Inc	511,360
15,221 EOG Resources	1,085,866
43,460 El Paso Corp ^^	628,866
354,605 Exxon Mobil Corp	26,754,950
62,183 Halliburton Co ^^	1,973,688
16,808 Hess Corp ^^	932,340
6,695 Kinder Morgan Inc	712,683
21,610 Marathon Oil Corp	2,135,716
11,733 Murphy Oil Corp ^^	626,542
17,327 Nabors Industries Ltd ^^	514,092
10,940 National-Oilwell Inc*	851,023
8,361 Noble Corp	657,843
52,200 Occidental Petroleum Corp	2,573,982
6,859 Rowan Cos Inc	222,712
73,405 Schlumberger Ltd	5,072,286
12,374 Smith International Inc ^^	594,571
39,104 Spectra Energy Corp	1,027,262
7,548 Sunoco Inc	531,681
18,310 Transocean Inc*	1,495,927
37,650 Valero Energy Corp	2,428,049
21,091 Weatherford International Ltd*	951,204
37,161 Williams Cos Inc	1,057,602
22,925 XTO Energy Inc	1,256,519
$78,752,872

PAPER & FOREST PRODUCTS --- 0.29%

28,122 International Paper Co	1,023,641
11,331 MeadWestvaco Corp	349,448
13,205 Weyerhaeuser Co	986,942
$2,360,031

PERSONAL LOANS --- 0.89%

74,250 American Express Co	4,187,700
25,551 Capital One Financial Corp	1,928,078
25,547 SLM Corp	1,044,872
$7,160,650

PHARMACEUTICALS --- 6.19%

96,122 Abbott Laboratories	5,363,608
9,577 Allergan Inc	1,061,323
6,648 Barr Laboratories Inc*	308,135
125,707 Bristol-Myers Squibb Co	3,489,626
61,421 Eli Lilly & Co	3,298,922
19,770 Forest Laboratories Inc*	1,016,969
180,263 Johnson & Johnson (1)	10,862,648
15,049 King Pharmaceuticals Inc*	296,014
134,974 Merck & Co Inc	5,961,802
15,226 Mylan Laboratories Inc ^^	321,878
441,304 Pfizer Inc (1)	11,147,339
92,632 Schering-Plough Corp	2,363,042
6,384 Watson Pharmaceuticals Inc*	168,729

83,823 Wyeth	4,193,665
$49,853,700

PHOTOGRAPHY/IMAGING --- 0.05%

17,853 Eastman Kodak Co ^^	402,764
$402,764

POLLUTION CONTROL --- 0.17%

15,864 Allied Waste Industries Inc*	199,728
33,189 Waste Management Inc	1,142,033
$1,341,761

PRINTING & PUBLISHING --- 0.44%

3,996 Dow Jones & Co Inc ^^	137,742
14,661 Gannett Co Inc	825,268
22,121 McGraw-Hill Cos Inc	1,390,968
2,411 Meredith Corp	138,367
8,929 New York Times Co ^^	209,921
13,619 RR Donnelley & Sons Co	498,319
10,999 Tribune Co ^^	353,178
$3,553,763

RAILROADS --- 0.73%

22,372 Burlington Northern Santa Fe Corp	1,799,380
27,184 CSX Corp	1,088,719
24,735 Norfolk Southern Corp	1,251,591
16,848 Union Pacific Corp	1,710,914
$5,850,604

REAL ESTATE --- 1.37%

6,126 Apartment Investment & Management Co REIT	353,409
13,764 Archstone-Smith Trust REIT	747,110
5,000 AvalonBay Communities Inc REIT	650,000
7,416 Boston Properties Inc REIT ^^	870,638
11,596 CB Richard Ellis Group Inc*	396,351
7,900 Developers Diversified Realty Corp REIT	496,910
18,293 Equity Residential REIT	882,271
32,400 Host Hotels & Resorts Inc REIT	852,444
14,124 Kimco Realty Corp REIT	688,404
10,977 Plum Creek Timber Co Inc REIT	432,713
15,960 ProLogis Trust REIT	1,036,283
7,658 Public Storage Inc REIT	724,983
13,474 Realogy Corp*	398,965
13,839 Simon Property Group Inc REIT	1,539,589
8,155 Vornado Realty Trust REIT	973,218
$11,043,288

RESTAURANTS --- 0.79%

9,017 Darden Restaurants Inc	371,410
74,920 McDonald's Corp	3,375,146
46,704 Starbucks Corp*	1,464,637
5,365 Wendy's International Inc	167,925
16,419 Yum! Brands Inc	948,361
$6,327,479

RETAIL --- 5.64%

5,500 Abercrombie & Fitch Co	416,240
19,321 Amazon.com Inc ^^*	768,783
9,350 AutoNation Inc*	198,594
3,091 AutoZone Inc*	396,081
17,626 Bed Bath & Beyond Inc*	708,036
25,203 Best Buy Co Inc	1,227,890
6,799 Big Lots Inc ^^*	212,673
95,961 CVS Corp	3,276,115
8,828 Circuit City Stores Inc	163,583
28,220 Costco Wholesale Corp	1,519,365
3,749 Dillard's Inc ^^	122,705
19,367 Dollar General Corp	409,612
9,414 Family Dollar Stores Inc	278,843
32,688 Federated Department Stores Inc	1,472,594
32,780 Gap Inc	564,144
127,059 Home Depot Inc	4,668,148
13,554 IAC/InterActiveCorp*	511,121
14,061 JC Penney Co Inc	1,155,252
20,339 Kohl's Corp*	1,558,171
44,033 Kroger Co	1,243,932
21,240 Limited Brands Inc	553,514
94,797 Lowe's Cos Inc	2,985,158
14,288 Nordstrom Inc	756,407
17,221 Office Depot Inc*	605,146
4,625 OfficeMax Inc	243,923
3,800 Polo Ralph Lauren Corp	334,970
8,447 RadioShack Corp ^^	228,322
12,964 SUPERVALU Inc	506,503
27,371 Safeway Inc	1,002,873
5,255 Sears Holding Corp*	946,741
6,957 Sherwin-Williams Co	459,440
44,596 Staples Inc	1,152,361
28,280 TJX Cos Inc	762,429
53,528 Target Corp	3,172,069
8,403 Tiffany & Co ^^	382,168
153,177 Wal-Mart Stores Inc	7,191,660
62,359 Walgreen Co	2,861,655
8,734 Whole Foods Market Inc ^^	391,720
$45,408,941

SHOES --- 0.16%

11,842 NIKE Inc Class B	1,258,331
$1,258,331

SPECIALIZED SERVICES --- 1.40%

6,202 Affiliated Computer Services Inc Class A*	365,174
8,728 Apollo Group Inc*	383,159
25,699 Automatic Data Processing Inc	1,489,678
8,464 Cintas Corp	305,550
10,762 Computer Sciences Corp*	561,023
8,483 Convergys Corp*	215,553
32,010 Electronic Data Systems Corp	886,037
7,769 Equifax Inc	283,180
10,100 Fidelity National Information Services Inc	459,146
46,888 First Data Corp ^^	1,261,287
10,606 Fiserv Inc*	562,754

20,005 H&R Block Inc	420,905
29,094 Interpublic Group of Cos Inc ^^*	358,147
8,018 Monster Worldwide Inc ^^*	379,813
10,413 Omnicom Group Inc	1,066,083
21,083 Paychex Inc	798,413
10,431 Robert Half International Inc	386,051
48,077 Western Union Co	1,055,290
$11,237,243

TELEPHONE & TELECOMMUNICATIONS --- 3.66%

22,488 ALLTEL Corp	1,394,256
388,865 AT&T Inc	15,332,947
6,945 CenturyTel Inc	313,845
21,013 Citizens Communications Co	314,144
9,377 Embarq Corp	528,394
97,668 Qwest Communications International Inc ^^*	878,035
180,746 Sprint Nextel Corp	3,426,944
181,224 Verizon Communications	6,872,014
29,631 Windstream Corp ^^	435,279
$29,495,858

TEXTILES --- 0.26%

23,068 Coach Inc*	1,154,553
6,765 Jones Apparel Group Inc	207,888
6,482 Liz Claiborne Inc ^^	277,754
5,635 VF Corp ^^	465,564
$2,105,759

TOBACCO --- 1.58%

130,713 Altria Group Inc	11,477,909
10,679 Reynolds American Inc ^^	666,476
9,962 UST Inc ^^	577,597
$12,721,982

UTILITIES --- 0.96%

41,336 AES Corp*	889,551
13,821 CMS Energy Corp ^^	246,014
11,310 Constellation Energy Group	983,405
78,209 Duke Energy Corp	1,586,861
23,566 Dynegy Inc Class A*	218,221
10,876 KeySpan Corp	447,547
2,765 NICOR Inc ^^	133,881
17,044 NiSource Inc	416,555
15,746 Public Service Enterprise Group Inc	1,307,548
5,407 Questar Corp	482,358
16,394 Sempra Energy	1,000,198
$7,712,139

TOTAL COMMON STOCK --- 98.32%	$791,804,681

(Cost $615,849,840)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

12,791,000 Federal Home Loan Bank	12,787,446
5.070%, April 2, 2007
740,000 United States of America (1)	738,050
5.100%, April 19, 2007

TOTAL SHORT-TERM INVESTMENTS --- 1.68%	$13,525,496

(Cost $13,525,496)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO --- 100%	$805,330,177

(Cost $629,375,336)

Legend

* Non-income Producing Security

(1) Collateral or Segregated Assets for Futures

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2007, the Maxim S&P 500 Index® Portfolio had 36 open S&P 500 long futures contracts. The contracts expire in June 2007 and the Portfolio has recorded unrealized depreciation of $195,835.

At March 31, 2007, the U.S. Federal income tax cost basis was $630,412,495. The Maxim S&P 500 Index® Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $197,543,419 and gross depreciation of securities in which there was an excess of tax cost over value of $22,625,737, resulting in net appreciation of $174,917,682.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.43%

1,200 Alliant Techsystems Inc ^^*	105,504
27,963 Boeing Co	2,486,190
1,440 DRS Technologies Inc ^^	75,125
14,356 General Dynamics Corp	1,096,799
4,451 Goodrich Corp	229,137
28,297 Honeywell International Inc	1,303,360
4,466 L-3 Communications Holdings Inc	390,641
12,548 Lockheed Martin Corp	1,217,407
12,396 Northrop Grumman Corp	920,031
4,900 Precision Castparts Corp	509,845
15,823 Raytheon Co	830,075
5,930 Rockwell Collins Inc	396,895
250 Sequa Corp ^^*	29,943
35,196 United Technologies Corp	2,287,740
$11,878,692

AGRICULTURE --- 0.40%

23,050 Archer-Daniels-Midland Co	845,935
19,176 Monsanto Co	1,053,913
1,550 Scotts Co Class A ^^	68,284
$1,968,132

AIR FREIGHT --- 0.92%

6,162 CH Robinson Worldwide Inc	294,236
7,548 Expeditors International of Washington Inc	311,883
10,843 FedEx Corp	1,164,864
2,190 Ryder System Inc	108,055
37,706 United Parcel Service Inc Class B	2,643,191
$4,522,229

AIRLINES --- 0.12%

3,150 AirTran Holdings Inc ^^*	32,351
1,450 Alaska Air Group Inc*	55,230
6,250 JetBlue Airways Corp ^^*	71,938
27,860 Southwest Airlines Co	409,542
$569,061

AUTO PARTS & EQUIPMENT --- 0.26%

2,500 ArvinMeritor Inc ^^	45,625
400 Bandag Inc ^^	20,276
2,096 BorgWarner Inc ^^	158,080
4,970 Gentex Corp ^^	80,763
6,300 Goodyear Tire & Rubber Co ^^*	196,497
7,000 Johnson Controls Inc	662,340

2,693 Lear Corp ^^*	98,321
1,150 Modine Manufacturing Co ^^	26,335
$1,288,237

AUTOMOBILES --- 0.24%

66,845 Ford Motor Co ^^	527,407
19,975 General Motors Corp	612,034
1,250 Thor Industries Inc	49,263
$1,188,704

BANKS --- 5.61%

4,636 Associated Banc-Corp ^^	155,732
19,120 BB&T Corp	784,302
158,155 Bank of America Corp (1)	8,069,069
1,771 Bank of Hawaii Corp ^^	93,916
1,850 Cathay Bancorp Inc ^^	62,850
1,419 City National Corp	104,438
5,350 Colonial BancGroup Inc	132,413
5,620 Comerica Inc	332,254
6,568 Commerce Bancorp Inc ^^	219,240
4,650 Compass Bancshares Inc	319,920
2,142 Cullen/Frost Bankers Inc	112,091
19,618 Fifth Third Bancorp	759,020
4,470 First Horizon National Corp ^^	185,510
2,825 FirstMerit Corp ^^	59,636
1,808 Greater Bay Bancorp	48,571
8,292 Huntington Bancshares Inc ^^	181,180
13,989 KeyCorp	524,168
2,717 M&T Bank Corp	314,710
8,999 Marshall & Ilsley Corp	416,744
20,932 National City Corp	779,717
12,263 PNC Financial Services Group	882,568
25,871 Regions Financial Corp	915,057
1,232 SVB Financial Group ^^*	59,863
12,598 SunTrust Banks Inc	1,046,138
11,542 Synovus Financial Corp ^^	373,268
3,888 TCF Financial Corp	102,488
62,618 US Bancorp	2,189,751
67,425 Wachovia Corp	3,711,747
119,421 Wells Fargo & Co	4,111,665
1,070 Westamerica Bancorp ^^	51,542
2,450 Wilmington Trust Corp ^^	103,285
3,922 Zions Bancorp	331,487
$27,534,340

BIOTECHNOLOGY --- 1.68%

2,400 Affymetrix Inc ^^*	72,168
41,328 Amgen Inc*	2,309,409
6,440 Applera Corp - Applied Biosystems Group	190,431
12,087 Biogen Idec Inc*	536,421
13,350 Celgene Corp*	700,341
2,350 Cephalon Inc*	167,344
2,363 Charles River Laboratories International Inc*	109,312
2,305 Covance Inc*	136,779
9,290 Genzyme Corp*	557,586
16,464 Gilead Sciences Inc*	1,259,496
1,700 Invitrogen Corp*	108,205

8,354 MedImmune Inc*	304,002
11,198 Millennium Pharmaceuticals Inc*	127,209
1,950 Millipore Corp*	141,317
4,000 PDL BioPharma Inc ^^*	86,800
4,221 PerkinElmer Inc	102,233
3,600 Pharmaceutical Product Development Inc ^^	121,284
1,400 Techne Corp*	79,940
14,893 Thermo Fisher Scientific Inc*	696,203
1,072 Varian Inc*	62,455
1,150 Ventana Medical Systems Inc*	48,185
4,392 Vertex Pharmaceuticals Inc*	123,152
3,623 Waters Corp*	210,134
$8,250,406

BROADCAST/MEDIA --- 1.03%

26,101 CBS Corp	798,430
17,562 Clear Channel Communications Inc	615,388
109,976 Comcast Corp	2,853,877
27,300 DIRECTV Group Inc*	629,811
2,950 EW Scripps Co	131,806
1,000 Entercom Communications Corp ^^	28,173
2,386 Westwood One Inc ^^	16,392
$5,073,877

BUILDING MATERIALS --- 0.29%

6,214 American Standard Cos Inc	329,466
1,750 Florida Rock Industries Inc ^^	117,758
1,637 Martin Marietta Materials Inc ^^	221,322
13,837 Masco Corp	379,134
3,405 Vulcan Materials Co	396,614
$1,444,294

CHEMICALS --- 1.52%

7,712 Air Products & Chemicals Inc ^^	569,840
2,800 Airgas Inc ^^	117,989
2,800 Albemarle Corp	115,820
2,016 Ashland Inc	132,250
2,300 Cabot Corp	109,758
8,461 Chemtura Corp	92,479
1,500 Cytec Industries Inc	84,360
33,892 Dow Chemical Co	1,554,287
32,644 EI du Pont de Nemours & Co	1,613,593
2,975 Eastman Chemical Co	188,407
6,250 Ecolab Inc	268,750
1,368 FMC Corp	103,188
1,500 Ferro Corp	32,415
4,018 Hercules Inc*	78,512
2,771 International Flavors & Fragrances Inc	130,839
2,450 Lubrizol Corp	126,249
7,506 Lyondell Chemical Co	224,955
687 Minerals Technologies Inc ^^	42,704
2,571 Olin Corp	43,553
5,839 PPG Industries Inc	410,540
11,346 Praxair Inc	714,344
4,137 RPM Inc ^^	95,565
4,993 Rohm & Haas Co	258,238
1,650 Sensient Technologies Corp ^^	42,537

4,630 Sigma-Aldrich Corp	192,238
3,614 Valspar Corp	100,578
$7,443,988

COMMUNICATIONS - EQUIPMENT --- 2.48%

14,048 3Com Corp*	54,928
4,069 ADC Telecommunications Inc*	68,115
2,100 ADTRAN Inc	51,135
5,537 Andrew Corp*	58,637
15,955 Avaya Inc*	188,429
1,800 Avocent Corp*	48,515
2,929 CIENA Corp*	81,866
213,499 Cisco Systems Inc (1)*	5,450,630
2,150 CommScope Inc ^^*	92,164
55,412 Corning Inc*	1,260,069
1,350 Dycom Industries Inc*	35,181
1,500 F5 Networks Inc*	100,020
4,700 Harris Corp	239,465
7,387 JDS Uniphase Corp ^^	112,504
84,490 Motorola Inc	1,492,939
1,600 Plantronics Inc	37,792
3,220 Polycom Inc*	107,333
4,600 Powerwave Technologies Inc ^^*	26,174
58,574 QUALCOMM Inc	2,498,767
15,461 Tellabs Inc*	153,064
3,750 UTStarcom Inc ^^*	31,088
$12,188,815

COMPUTER HARDWARE & SYSTEMS --- 3.46%

30,526 Apple Computer Inc*	2,836,171
80,248 Dell Inc*	1,862,556
2,333 Diebold Inc	111,307
74,537 EMC Corp*	1,032,337
94,595 Hewlett-Packard Co	3,797,044
1,240 Imation Corp	50,071
53,290 International Business Machines Corp (1)	5,023,115
3,431 Lexmark International Group Inc Class A*	200,576
6,300 NCR Corp*	300,951
13,129 Network Appliance Inc*	479,471
3,600 Palm Inc ^^*	65,268
5,566 QLogic Corp*	94,622
7,998 Sandisk Corp*	350,312
128,193 Sun Microsystems Inc*	765,010
$16,968,811

COMPUTER SOFTWARE & SERVICES --- 4.81%

8,762 Activision Inc*	165,952
2,341 Acxiom Corp	50,074
20,766 Adobe Systems Inc*	865,942
700 Advent Software* 24,409
8,139 Autodesk Inc*	306,026
7,165 BMC Software Inc*	220,610
14,456 CA Inc	374,555
9,860 Cadence Design Systems Inc*	207,652
6,343 Citrix Systems Inc*	203,166
5,104 Cognizant Technology Solutions Corp*	450,530
11,423 Compuware Corp*	108,434

10,942 Electronic Arts Inc*	551,039
2,050 Fair Isaac Co ^^	79,295
1,750 Gartner Inc ^^*	41,913
7,698 Google Inc*	3,526,916
12,082 Intuit Inc	330,564
2,722 Jack Henry & Associates Inc	65,464
20,050 Juniper Networks Inc*	394,584
3,550 MPS Group Inc*	50,233
1,750 Macrovision Corp ^^*	43,838
5,649 McAfee Inc*	164,263
3,000 Mentor Graphics Corp*	49,020
304,742 Microsoft Corp (1)	8,493,160
11,950 Novell Inc*	86,279
141,014 Oracle Corp*	2,556,584
3,940 Parametric Technology Corp*	75,215
1,450 SRA International Inc ^^*	35,322
4,641 Sabre Holdings Corp	151,993
3,239 Sybase Inc*	81,882
32,664 Symantec Corp*	565,061
5,036 Synopsys Inc*	132,095
1,300 Transaction Systems Architects Inc Class A*	42,107
12,177 Unisys Corp*	102,652
3,450 VauleClick Inc ^^*	90,149
8,600 VeriSign Inc*	216,032
2,650 Wind River Systems*	26,341
43,115 Yahoo! Inc*	1,349,068
40,118 eBay Inc*	1,329,912
$23,608,331

CONGLOMERATES --- 3.59%

25,958 3M Co	1,983,970
2,160 Carlisle Cos Inc	92,787
363,579 General Electric Co (1)	12,856,154
1,400 Teleflex Inc	95,298
4,466 Textron Inc	401,047
69,864 Tyco International Ltd	2,204,209
$17,633,465

CONTAINERS --- 0.17%

3,683 Ball Corp	168,971
3,700 Bemis Co Inc	123,543
4,650 Pactiv Corp*	156,891
5,632 Sealed Air Corp	177,971
3,678 Temple-Inland Inc	219,724
$847,100

COSMETICS & PERSONAL CARE --- 0.17%

2,792 Alberto-Culver Co	63,881
15,624 Avon Products Inc	582,183
4,159 Estee Lauder Cos	203,167
$849,231

DISTRIBUTORS --- 0.25%

5,980 Genuine Parts Co	293,020
21,795 SYSCO Corp	737,325
2,570 WW Grainger Inc	198,507
$1,228,852

ELECTRIC COMPANIES --- 2.90%

5,850 Allegheny Energy Inc*	287,469
4,146 Alliant Energy Corp	185,905
7,279 Ameren Corp	366,134
14,050 American Electric Power Co Inc	684,938
11,279 CenterPoint Energy Inc	202,345
9,111 Consolidated Edison Inc ^^	465,208
4,014 DPL Inc ^^	124,838
6,298 DTE Energy Co	301,674
12,352 Dominion Resources Inc	1,096,487
3,101 Duquesne Light Holdings Inc	61,369
11,531 Edison International	566,518
7,087 Entergy Corp	743,568
23,722 Exelon Corp	1,629,939
14,347 FPL Group Inc	877,606
11,264 FirstEnergy Corp	746,128
2,965 Great Plains Energy Inc ^^	96,214
2,800 Hawaiian Electric Industries Inc ^^	72,772
1,550 IDACORP Inc	52,504
2,692 Integrys Energy Group Inc ^^	149,433
3,720 NSTAR	130,646
5,466 Northeast Utilities	179,181
3,176 OGE Energy Corp ^^	123,229
12,388 PG&E Corp	597,969
2,675 PNM Resources Inc	86,403
13,630 PPL Corp	557,585
6,752 Pepco Holdings Inc ^^	195,943
3,555 Pinnacle West Capital Corp	171,529
9,089 Progress Energy Inc	458,449
4,050 Puget Energy Inc	104,004
7,750 Sierra Pacific Resources*	134,695
26,495 Southern Co	971,085
7,330 TECO Energy Inc	126,149
16,258 TXU Corp	1,042,138
3,100 Westar Energy Inc ^^	85,346
1,087 Wisconsin Energy Corp	198,302
14,393 Xcel Energy Inc	355,363
$14,229,065

ELECTRONIC INSTRUMENTS & EQUIP --- 1.01%

14,289 Agilent Technologies Inc*	481,423
3,775 Ametek Inc ^^	130,409
3,200 Amphenol Corp ^^	206,624
4,365 Arrow Electronics Inc*	164,783
4,495 Avnet Inc*	162,449
2,165 CDW Corp	132,996
6,340 Cooper Industries Inc	285,219
28,164 Emerson Electric Co	1,213,587
2,330 Harman International Industries Inc	223,866
2,150 Hubbell Inc Class B ^^	103,716
4,950 Ingram Micro Inc*	95,585
6,476 Jabil Circuit Inc ^^	138,651
2,950 KEMET Corp ^^*	22,568
6,000 MEMC Electronic Materials Inc*	363,480
5,016 Molex Inc ^^	141,451
2,010 National Instruments Corp	52,722

1,450 Newport Corp*	23,737
5,829 Rockwell Automation Inc	348,983
3,150 Roper Industries Inc ^^	172,872
18,665 Sanmina - SCI Corp*	67,567
31,919 Solectron Corp*	100,545
1,926 Tech Data Corp*	68,970
2,886 Tektronix Inc	81,270
1,850 Thomas & Betts Corp*	90,317
6,459 Vishay Intertechnology Inc*	90,297
$4,964,087

ELECTRONICS - SEMICONDUCTOR --- 2.44%

19,568 Advanced Micro Devices Inc*	255,558
12,598 Altera Corp	251,834
11,803 Analog Devices Inc	407,085
49,322 Applied Materials Inc	903,579
15,050 Atmel Corp*	75,702
16,679 Broadcom Corp Class A*	534,896
2,700 Cree Inc ^^*	44,442
6,450 Cypress Semiconductor Corp ^^*	119,648
4,276 Fairchild Semiconductor International Inc ^^*	71,495
6,864 Integrated Device Technology Inc*	105,843
203,918 Intel Corp	3,900,952
2,500 International Rectifier Corp*	95,525
4,699 Intersil Holding Corp	124,477
7,023 KLA-Tencor Corp	374,467
27,212 LSI Logic Corp ^^*	281,384
5,033 Lam Research Corp*	238,262
4,050 Lattice Semiconductor Corp*	23,693
10,585 Linear Technology Corp ^^	334,380
11,323 Maxim Integrated Products Inc	332,896
1,980 Micrel Inc*	21,820
7,577 Microchip Technology Inc	269,211
26,679 Micron Technology Inc*	322,282
12,564 NVIDIA Corp*	361,592
9,982 National Semiconductor Corp	240,965
4,391 Novellus Systems Inc*	140,600
7,445 PMC-Sierra Inc ^^*	52,189
6,750 RF Micro Devices Inc ^^*	42,053
2,558 Semtech Corp*	34,482
1,950 Silicon Laboratories Inc*	58,327
6,625 Teradyne Inc ^^*	109,578
51,055 Texas Instruments Inc	1,536,756
4,847 TriQuint Semiconductor Inc*	24,235
11,693 Xilinx Inc	300,861
$11,991,069

ENGINEERING & CONSTRUCTION --- 0.13%

3,127 Fluor Corp	280,554
1,237 Granite Construction Inc	68,357
4,220 Jacobs Engineering Group Inc ^^	196,869
4,100 Quanta Services Inc ^^*	103,402
$649,182

FINANCIAL SERVICES --- 6.04%

8,434 Ameriprise Financial Inc	481,919
2,980 Astoria Financial Corp	79,238

26,763 Bank of New York Co Inc	1,085,226
6,800 CIT Group Inc	359,856
1,333 Chicago Mercantile Exchange	662,170
173,373 Citigroup Inc (1)	8,900,971
20,802 Countrywide Financial Corp	699,779
4,482 Eaton Vance Corp ^^	159,750
34,298 Fannie Mae (nonvtg)	1,866,527
3,150 Federated Investors Inc Class B	115,668
5,905 Franklin Resources Inc	713,502
24,536 Freddie Mac	1,459,647
17,500 Hudson City Bancorp Inc	239,400
2,548 IndyMac Bancorp Inc ^^	81,663
2,350 Investors Financial Services Corp	136,653
122,837 JPMorgan Chase & Co (1)	5,942,854
6,630 Janus Capital Group Inc	138,633
4,651 Legg Mason Inc	438,171
2,980 MGIC Investment Corp ^^	175,582
14,736 Mellon Financial Corp	635,688
8,238 Moody's Corp	511,251
9,632 New York Community Bancorp Inc ^^	169,407
6,639 Northern Trust Corp	399,270
2,850 Nuveen Investments ^^	134,820
3,101 PMI Group Inc	140,170
9,463 Principal Financial Group	566,550
2,861 Radian Group Inc ^^	157,012
2,263 SEI Investments Co	136,300
12,671 Sovereign Bancorp Inc ^^	322,351
11,785 State Street Corp	763,079
9,362 T Rowe Price Group Inc	441,793
2,878 Waddell & Reed Financial Class A ^^	67,115
3,089 Washington Federal Inc	72,468
31,398 Washington Mutual Inc	1,267,851
2,018 Webster Financial Corp ^^	96,884
$29,619,218

FOOD & BEVERAGES --- 2.89%

26,997 Anheuser-Busch Co Inc	1,362,269
2,812 Brown-Forman Corp ^^	184,355
7,661 Campbell Soup Co	298,396
71,206 Coca-Cola Co	3,417,888
9,777 Coca-Cola Enterprises Inc	197,984
17,812 ConAgra Foods Inc	443,697
7,398 Constellation Brands Inc ^^*	156,690
4,588 Dean Foods Co	214,502
12,194 General Mills Inc	709,935
11,479 HJ Heinz Co	540,890
2,152 Hansen Natural Corp ^^	81,518
6,160 Hershey Co	336,706
2,598 Hormel Foods Corp	96,656
2,012 JM Smucker Co	107,280
8,839 Kellogg Co	454,590
6,500 Kraft Foods Inc	200,525
848 Lancaster Colony Corp	37,510
4,557 McCormick & Co Inc (nonvtg)	175,536
1,685 Molson Coors Brewing Co Class B	159,435
4,586 Pepsi Bottling Group Inc	146,248
2,041 PepsiAmericas Inc ^^	45,555

57,891 PepsiCo Inc	3,679,552
25,934 Sara Lee Corp	438,803
3,459 Smithfield Foods Inc*	103,597
969 Tootsie Roll Industries Inc	29,047
8,852 Tyson Foods Inc Class A	171,817
7,675 Wm Wrigley Jr Co ^^	390,888
$14,181,869

GOLD, METALS & MINING --- 1.08%

30,694 Alcoa Inc	1,040,527
3,625 Allegheny Technologies Inc	386,751
5,035 Arch Coal Inc ^^	154,524
6,400 CONSOL Energy Inc ^^	250,432
4,100 Commercial Metals Co	128,535
13,253 Freeport-McMoRan Copper & Gold Inc	877,240
15,986 Newmont Mining Corp	671,286
10,649 Nucor Corp	693,569
9,344 Peabody Energy Corp	376,003
2,300 Reliance Steel & Aluminum Co	111,525
3,100 Steel Dynamics Inc ^^	133,923
4,258 United States Steel Corp	422,266
2,381 Worthington Industries Inc ^^	49,001
$5,295,582

HEALTH CARE RELATED --- 2.51%

18,296 Aetna Inc	801,222
6,661 AmericsourceBergen Corp	351,368
1,550 Apria Healthcare Group Inc ^^*	50,005
3,512 CIGNA Corp	501,022
14,178 Cardinal Health Inc	1,034,285
2,318 Cerner Corp ^^*	126,215
3,345 Community Health Systems Inc*	117,935
5,596 Coventry Health Care Inc*	313,656
4,862 Express Scripts Inc Class A*	392,461
8,503 Health Management Associates Inc Class A ^^	92,428
4,009 Health Net Inc*	215,724
3,152 Henry Schein Inc ^^*	173,927
5,863 Humana Inc*	340,172
6,843 IMS Health Inc	202,963
4,350 Laboratory Corp of America Holdings*	315,941
2,050 LifePoint Hospitals Inc*	78,316
3,037 Lincare Holdings Inc*	111,306
2,617 Manor Care Inc	142,260
1,100 Martek Biosciences Corp ^^*	22,682
10,416 McKesson Inc	609,753
10,191 Medco Health Solutions Inc*	739,154
4,320 Omnicare Inc ^^	171,809
4,934 Patterson Cos Inc ^^*	175,117
1,900 Psychiatric Solutions Inc ^^*	76,589
5,584 Quest Diagnostics Inc ^^	278,474
16,595 Tenet Healthcare Corp ^^*	106,706
3,152 Triad Hospitals Inc ^^*	164,692
47,887 UnitedHealth Group Inc	2,536,575
1,945 Universal Health Services Inc Class B	111,371
2,900 VCA Antech Inc ^^*	105,299
1,200 WellCare Health Plans Inc*	102,300

21,642 WellPoint Inc*	1,755,167
$12,316,894

HOMEBUILDING --- 0.25%

1,300 Beazer Homes USA Inc ^^	37,739
4,178 Centex Corp ^^	174,557
9,621 DR Horton Inc	211,596
1,200 Hovnanian Enterprises Inc ^^*	30,192
2,664 KB Home	113,673
4,916 Lennar Corp ^^	207,433
1,250 MDC Holdings Inc	60,088
7,482 Pulte Homes Inc	197,974
1,500 Ryland Group Inc ^^	63,285
4,490 Toll Brothers Inc ^^*	122,916
$1,219,453

HOTELS/MOTELS --- 0.51%

15,668 Carnival Corp	734,235
13,738 Hilton Hotels Corp	494,018
11,644 Marriott International Inc Class A	570,091
7,574 Starwood Hotels & Resorts Worldwide Inc	491,174
6,625 Wyndham Worldwide Corp*	226,244
$2,515,762

HOUSEHOLD GOODS --- 2.42%

2,000 American Greetings Corp	46,420
2,368 Black & Decker Corp	193,276
864 Blyth Industries Inc	18,239
2,325 Church & Dwight Co Inc	117,064
5,396 Clorox Co	343,671
18,127 Colgate-Palmolive Co	1,210,703
2,022 Energizer Holdings Inc*	172,537
5,370 Fortune Brands Inc	423,264
1,700 Furniture Brands International Inc ^^	26,826
16,181 Kimberly-Clark Corp	1,108,237
6,186 Leggett & Platt Inc	140,237
1,943 Mohawk Industries Inc ^^*	159,423
9,765 Newell Rubbermaid Inc	303,594
111,607 Procter & Gamble Co (1)	7,049,098
2,100 Snap-on Inc	101,010
2,966 Stanley Works	164,198
2,150 Tupperware Corp ^^	53,600
2,836 Whirlpool Corp	240,805
$11,872,202

INDEPENDENT POWER PRODUCTS --- 0.01%

1,200 Black Hills Corp ^^	44,223
$44,223

INSURANCE RELATED --- 4.66%

11,547 ACE Ltd	658,872
17,433 AFLAC Inc	820,425
21,876 Allstate Corp	1,313,873
3,640 Ambac Financial Group Inc ^^	314,460
2,475 American Financial Group Inc	84,249
92,040 American International Group Inc (1)	6,186,929
10,543 Aon Corp	400,212

3,397 Arthur J Gallagher & Co ^^	96,237
4,004 Brown & Brown Inc	108,188
14,450 Chubb Corp	746,632
6,085 Cincinnati Financial Corp	258,004
2,286 Everest Re Group Ltd	219,845
7,785 Fidelity National Financial Inc ^^	186,918
3,420 First American Financial Corp ^^	173,462
15,600 Genworth Financial Inc	545,049
3,875 HCC Insurance Holdings Inc	119,350
1,850 Hanover Insurance Group Inc	85,362
11,313 Hartford Financial Services Group Inc	1,081,297
1,500 Horace Mann Educators Corp	30,825
5,666 Leucadia National Corp ^^	166,694
9,793 Lincoln National Corp	663,868
15,951 Loews Corp	724,654
4,736 MBIA Inc	310,161
19,510 Marsh & McLennan Cos Inc	571,448
1,250 Mercury General Corp ^^	66,300
26,624 MetLife Inc	1,681,306
2,132 Ohio Casualty Corp	63,864
8,128 Old Republic International Corp	179,791
26,327 Progressive Corp	574,433
2,498 Protective Life Corp	110,041
16,645 Prudential Financial Inc	1,502,378
3,748 SAFECO Corp ^^	248,980
1,920 StanCorp Financial Group Inc	94,406
3,491 Torchmark Corp	228,975
23,898 Travelers Cos Inc	1,237,200
1,432 Unitrin Inc	67,421
12,071 Unum Group	277,995
5,937 WR Berkley Corp	196,633
6,438 XL Capital Ltd Class A	450,402
$22,847,139

INVESTMENT BANK/BROKERAGE FIRM --- 2.41%

2,699 AG Edwards Inc	186,717
4,236 Bear Stearns Co Inc	636,883
36,280 Charles Schwab Corp	661,732
15,023 E*TRADE Financial Corp*	318,788
14,547 Goldman Sachs Group Inc	3,005,847
3,650 Jefferies Group Inc ^^	105,668
18,664 Lehman Brothers Holdings Inc	1,307,787
31,329 Merrill Lynch & Co Inc	2,558,639
37,670 Morgan Stanley	2,966,890
3,275 Raymond James Financial Inc	97,464
$11,846,415

LEISURE & ENTERTAINMENT --- 2.13%

1,500 Boyd Gaming Corp	71,460
3,204 Brunswick Corp	102,047
2,100 Callaway Golf Co	33,096
9,078 Harley-Davidson Inc	533,333
6,654 Harrah's Entertainment Inc	561,930
5,602 Hasbro Inc	160,329
11,944 International Game Technology	482,299
1,290 International Speedway Corp Class A	66,693
13,905 Mattel Inc	383,361

82,900 News Corp	1,916,648
134,859 Time Warner Inc	2,659,420
24,451 Viacom Inc Class B*	1,005,181
72,411 Walt Disney Co	2,493,111
$10,468,908

MACHINERY --- 1.82%

3,248 AGCO Corp*	119,995
22,828 Caterpillar Inc	1,530,161
1,795 Crane Co ^^	72,554
1,843 Cummins Inc	266,719
8,473 Danaher Corp	605,396
8,014 Deere & Co	870,641
2,438 Donaldson Co Inc	88,012
7,197 Dover Corp	351,286
5,225 Eaton Corp	436,601
1,673 Federal Signal Corp	25,965
2,050 Flowserve Corp	117,240
2,375 Graco Inc ^^	93,037
3,000 Harsco Corp	134,595
6,484 ITT Corp	391,115
14,670 Illinois Tool Works Inc	756,972
10,878 Ingersoll-Rand Co	471,779
3,900 Joy Global	167,347
1,409 Kennametal Inc	95,262
1,528 Lincoln Electric Holdings Inc	91,008
1,200 Nordson Corp	55,780
2,650 Oshkosh Truck Corp	140,450
8,845 PACCAR Inc	649,223
4,359 Pall Corp	165,641
4,118 Parker-Hannifin Corp	355,425
3,550 Pentair Inc	110,618
2,139 SPX Corp	150,158
3,685 Terex Corp*	264,436
3,250 Timken Co	98,508
2,825 Trinity Industries Inc ^^	118,424
7,700 Western Digital Corp*	129,437
$8,923,785

MANUFACTURING --- 0.01%

1,050 Mine Safety Appliances Co	44,163

$44,163

MEDICAL PRODUCTS --- 1.79%

2,136 Advanced Medical Optics Inc ^^*	79,448
1,959 Bausch & Lomb Inc	100,222
22,976 Baxter International Inc	1,210,146
2,229 Beckman Coulter Inc ^^	142,411
8,710 Becton Dickinson & Co	669,712
8,607 Biomet Inc	365,711
41,807 Boston Scientific Corp*	607,874
3,670 CR Bard Inc	291,802
4,080 Cytyc Corp*	139,614
5,334 Dentsply International Inc	174,689
2,068 Edwards Lifesciences Corp*	104,848
1,850 Gen-Probe Inc*	87,098

2,200 Hillenbrand Industries Inc	130,614
5,544 Hospira Inc*	226,755
1,314 Intuitive Surgical Inc ^^*	159,743
40,766 Medtronic Inc	1,999,980
2,750 ResMed Inc*	138,518
12,185 St Jude Medical Inc*	458,304
2,199 Steris Corp	58,405
10,558 Stryker Corp	700,207
4,498 Varian Medical Systems Inc*	214,510
8,361 Zimmer Holdings Inc*	714,113
$8,774,724

OFFICE EQUIPMENT & SUPPLIES --- 0.28%

3,271 Avery Dennison Corp	210,194
1,706 HNI Corp ^^	78,345
2,271 Herman Miller Inc	76,056
7,744 Pitney Bowes Inc	351,500
33,523 Xerox Corp*	566,222
2,375 Zebra Technologies Corp Class A*	91,699
$1,374,016

OIL & GAS --- 9.76%

16,377 Anadarko Petroleum Corp	703,884
11,698 Apache Corp	827,049
10,334 BJ Services Co	288,319
11,305 Baker Hughes Inc	747,600
4,000 Cameron International Corp*	251,160
14,400 Chesapeake Energy Corp ^^	444,672
76,358 Chevron Corp (1)	5,647,438
2,950 Cimarex Energy Co	109,252
58,126 ConocoPhillips	3,972,912
4,200 Denbury Resources Inc*	125,118
15,773 Devon Energy Corp	1,091,807
5,363 ENSCO International Inc ^^	291,747
8,690 EOG Resources	619,945
24,680 El Paso Corp ^^	357,120
1,850 Encore Acquisition Co ^^*	44,752
201,363 Exxon Mobil Corp (1)	15,192,810
2,405 FMC Technologies Inc*	167,773
1,961 Forest Oil Corp ^^*	65,494
3,800 Frontier Oil Corp ^^	124,032
4,559 Grant Prideco Inc*	227,221
35,330 Halliburton Co ^^	1,121,374
3,600 Hanover Compressor Co*	80,100
3,650 Helmerich & Payne Inc ^^	110,741
9,547 Hess Corp ^^	529,572
3,822 Kinder Morgan Inc	406,852
12,254 Marathon Oil Corp	1,211,063
6,668 Murphy Oil Corp	356,071
9,822 Nabors Industries Ltd ^^	291,419
6,268 National-Oilwell Inc*	487,588
4,550 Newfield Exploration Co*	189,781
4,780 Noble Corp	376,090
6,000 Noble Energy Inc	357,900
29,638 Occidental Petroleum Corp	1,461,450
1,050 Overseas Shipholding Group Inc	65,730
5,472 Patterson-UTI Energy Inc	122,792

4,321 Pioneer Natural Resources Co ^^	186,278
2,600 Plains Exploration & Production Co*	117,418
2,086 Pogo Producing Co ^^	100,337
5,795 Pride International Inc*	174,430
1,950 Quicksilver Resources Inc ^^*	77,552
3,923 Rowan Cos Inc	127,472
41,715 Schlumberger Ltd	2,882,507
7,090 Smith International Inc	340,675
5,931 Southwestern Energy Co ^^*	243,052
22,169 Spectra Energy Corp	582,380
4,343 Sunoco Inc	305,921
2,850 Superior Energy Services Inc*	98,240
2,050 Tidewater Inc	120,089
10,339 Transocean Inc*	844,697
21,346 Valero Energy Corp	1,376,604
11,954 Weatherford International Ltd*	539,125
21,113 Williams Cos Inc	600,876
13,016 XTO Energy Inc	713,407
$47,899,688

PAPER & FOREST PRODUCTS --- 0.35%

1,987 Bowater Inc ^^	47,330
16,023 International Paper Co	583,261
2,299 Longview Fibre Co	56,624
3,612 Louisiana-Pacific Corp	72,457
6,403 MeadWestvaco Corp	197,469
1,550 PH Glatfelter Co ^^	23,111
2,889 Packaging Corp of America	70,492
3,455 Sonoco Products Co	129,839
7,436 Weyerhaeuser Co	555,767
$1,736,350

PERSONAL LOANS --- 0.85%

4,145 AmeriCredit Corp*	94,755
42,206 American Express Co	2,380,418
14,525 Capital One Financial Corp	1,096,057
14,538 SLM Corp	594,641
$4,165,871

PHARMACEUTICALS --- 5.84%

54,538 Abbott Laboratories	3,043,221
5,438 Allergan Inc	602,639
3,728 Barr Laboratories Inc*	172,793
71,387 Bristol-Myers Squibb Co	1,981,703
34,898 Eli Lilly & Co	1,874,372
11,254 Forest Laboratories Inc*	578,906
102,378 Johnson & Johnson (1)	6,169,299
8,546 King Pharmaceuticals Inc*	168,100
1,950 Medicis Pharmaceutical Corp Class A ^^ 60,099
76,645 Merck & Co Inc	3,385,410
8,619 Mylan Laboratories Inc ^^	182,206
1,253 Par Pharmaceutical Cos Inc ^^* 31,475
2,600 Perrigo Co ^^ 45,916
250,614 Pfizer Inc (1)	6,330,510
52,512 Schering-Plough Corp	1,339,581
3,910 Sepracor Inc*	182,335
3,250 Valeant Pharmaceuticals International ^^ 56,193

3,621 Watson Pharmaceuticals Inc*	95,703
47,581 Wyeth	2,380,478
$28,680,939

PHOTOGRAPHY/IMAGING --- 0.05%

10,121 Eastman Kodak Co ^^	228,330
$228,330

POLLUTION CONTROL --- 0.21%

8,943 Allied Waste Industries Inc*	112,592
5,918 Republic Services Inc	164,639
1,585 Stericycle Inc*	129,178
18,784 Waste Management Inc	646,357
$1,052,766

PRINTING & PUBLISHING --- 0.50%

3,034 Belo Corp Class A ^^	56,645
1,821 Deluxe Corp	61,058
2,297 Dow Jones & Co Inc ^^	79,178
8,265 Gannett Co Inc	465,237
1,550 John Wiley & Sons Inc Class A	58,528
1,550 Lee Enterprises Inc	46,578
12,558 McGraw-Hill Cos Inc	789,647
850 Media General Inc Class A	32,436
1,416 Meredith Corp	81,264
5,022 New York Times Co ^^	118,067
7,661 RR Donnelley & Sons Co	280,316
900 Scholastic Corp*	27,990
6,228 Tribune Co	199,981
200 Washington Post Co Class B	152,700
$2,449,625

RAILROADS --- 0.68%

12,728 Burlington Northern Santa Fe Corp	1,023,713
15,454 CSX Corp	618,933
14,031 Norfolk Southern Corp	709,969
9,553 Union Pacific Corp	970,108
$3,322,723

REAL ESTATE --- 1.63%

3,535 AMB Property Corp REIT	207,823
3,482 Apartment Investment & Management Co REIT	200,877
7,750 Archstone-Smith Trust REIT	420,670
2,834 AvalonBay Communities Inc REIT	368,420
4,240 Boston Properties Inc REIT ^^	497,776
6,550 CB Richard Ellis Group Inc*	223,879
4,450 Developers Diversified Realty Corp REIT	279,905
10,384 Equity Residential REIT	500,820
2,010 Highwood Properties Inc REIT ^^	79,405
3,268 Hospitality Properties Trust REIT	152,942
18,335 Host Hotels & Resorts Inc REIT	482,394
7,950 Kimco Realty Corp REIT	387,483
3,259 Liberty Property Trust REIT ^^	158,778
2,600 MacErich Co REIT ^^	240,136
2,429 Mack-Cali Realty Corp REIT ^^	115,693
3,605 New Plan Excel Realty Trust REIT	119,073
6,296 Plum Creek Timber Co Inc REIT	248,241

1,366 Potlatch Corp REIT^^	62,535
9,050 ProLogis Trust REIT	587,617
4,380 Public Storage Inc REIT	414,655
2,672 Rayonier Inc ^^	114,896
7,644 Realogy Corp*	226,339
2,455 Regency Centers Corp REIT	205,115
7,828 Simon Property Group Inc REIT	870,865
4,800 United Dominion Realty Trust REIT	146,978
4,662 Vornado Realty Trust REIT	556,363
2,697 Weingarten Realty Investors REIT ^^	128,269
$7,997,947

RESTAURANTS --- 0.84%

2,620 Applebee's International Inc	64,924
1,250 Bob Evans Farms Inc	46,188
4,347 Brinker International Inc	142,125
922 CBRL Group Inc ^^	42,666
2,758 Cheesecake Factory Inc ^^*	73,501
5,091 Darden Restaurants Inc	209,698
42,598 McDonald's Corp	1,919,017
2,670 OSI Restaurant Partners Inc	105,466
2,092 Ruby Tuesday Inc	59,831
26,478 Starbucks Corp*	830,350
2,991 Wendy's International Inc	93,618
9,297 Yum! Brands Inc	536,995
$4,124,379

RETAIL --- 5.86%

1,557 99 Cents Only Stores*	22,935
3,154 Abercrombie & Fitch Co	238,695
3,680 Advance Auto Parts Inc ^^	141,864
1,850 Aeropostale Inc *	74,426
11,000 Amazon.com Inc*	437,690
7,050 American Eagle Outfitters Inc	211,430
2,550 AnnTaylor Stores Corp*	98,886
5,226 AutoNation Inc*	111,001
1,810 AutoZone Inc*	231,933
2,285 BJ's Wholesale Club Inc*	77,294
1,837 Barnes & Noble Inc ^^	72,478
10,016 Bed Bath & Beyond Inc*	402,343
14,336 Best Buy Co Inc	698,450
3,872 Big Lots Inc ^^*	121,116
2,075 Borders Group Inc ^^	42,372
54,494 CVS Corp	1,860,436
7,548 CarMax Inc ^^	185,228
4,350 Charming Shoppes Inc*	56,333
6,124 Chicos FAS Inc ^^*	149,609
5,030 Circuit City Stores Inc	93,206
3,300 Claire's Stores Inc	106,000
2,050 Coldwater Creek Inc ^^*	41,574
16,031 Costco Wholesale Corp	863,109
1,345 Dicks Sporting Goods Inc ^^*	78,360
2,173 Dillard's Inc ^^	71,137
10,989 Dollar General Corp	232,417
3,645 Dollar Tree Stores Inc*	139,358
5,292 Family Dollar Stores Inc	156,749
18,536 Federated Department Stores Inc	835,047

5,500 Foot Locker Inc	129,525
5,300 GameStop Corp	172,621
18,572 Gap Inc	319,624
72,156 Home Depot Inc	2,651,011
7,650 IAC/InterActiveCorp*	288,482
7,935 JC Penney Co Inc	651,940
11,573 Kohl's Corp*	886,608
25,016 Kroger Co	706,702
12,070 Limited Brands Inc	314,544
53,801 Lowe's Cos Inc	1,694,193
2,050 Netflix Inc ^^*	47,540
8,068 Nordstrom Inc	427,120
3,950 O'Reilly Automotive Inc ^^*	130,745
9,726 Office Depot Inc*	341,772
2,700 OfficeMax Inc	142,398
2,450 Pacific Sunwear of California Inc*	51,034
2,350 Payless ShoeSource Inc*	78,077
4,816 Petsmart Inc	158,727
2,200 Polo Ralph Lauren Corp	193,930
4,818 RadioShack Corp ^^	130,231
1,600 Regis Corp	64,640
2,400 Rent-A-Center Inc*	67,152
4,874 Ross Stores Inc	167,666
1,250 Ruddick Corp	37,600
7,314 SUPERVALU Inc	285,758
15,605 Safeway Inc	571,799
4,818 Saks Inc	100,407
2,971 Sears Holding Corp*	535,255
3,964 Sherwin-Williams Co	261,783
25,354 Staples Inc	655,147
16,020 TJX Cos Inc	431,899
30,339 Target Corp	1,797,889
4,747 Tiffany & Co ^^	215,894
3,950 Urban Outfitters Inc*	104,715
86,994 Wal-Mart Stores Inc	4,084,368
35,394 Walgreen Co	1,624,231
4,934 Whole Foods Market Inc ^^	221,290
3,991 Williams-Sonoma Inc	141,590
$28,737,383

SAVINGS & LOANS --- 0.01%

3,850 First Niagara Financial Group Inc	53,554
$53,554

SHOES --- 0.16%

6,759 NIKE Inc Class B	718,211
1,690 Timberland Co Class A ^^*	43,991
$762,202

SPECIALIZED SERVICES --- 1.93%

3,198 Adesa Corp	88,361
3,535 Affiliated Computer Services Inc Class A*	208,141
2,350 Alliance Data Systems Corp*	144,807
4,974 Apollo Group Inc*	218,332
19,323 Automatic Data Processing Inc	938,104
4,196 BISYS Group Inc ^^*	48,086
1,750 Brink's Co	111,038

1,600 CSG Systems International Inc*	40,032
3,372 Career Education Corp*	102,861
1,290 Catalina Marketing Corp	40,730
4,935 Ceridian Corp ^^*	171,935
3,123 CheckFree Corp ^^*	115,839
2,727 ChoicePoint Inc*	102,122
4,733 Cintas Corp	170,861
6,174 Computer Sciences Corp*	321,851
4,830 Convergys Corp*	122,730
2,509 Copart Inc*	70,277
3,032 Corinthian Colleges Inc ^^*	41,690
1,351 Corporate Executive Board Co	102,622
1,972 DST Systems Inc ^^*	148,294
2,090 DeVry Inc	61,342
2,143 Dun & Bradstreet Corp	195,442
18,116 Electronic Data Systems Corp	501,451
4,358 Equifax Inc	158,849
4,458 Fastenal Co ^^	156,226
5,725 Fidelity National Information Services Inc	260,259
26,623 First Data Corp ^^	716,159
5,993 Fiserv Inc*	317,989
1,900 GATX Corp ^^	90,820
2,450 Global Payments Inc	83,629
11,368 H&R Block Inc	239,183
1,583 Harte-Hanks Inc	43,675
1,150 ITT Educational Services Inc*	93,714
16,479 Interpublic Group of Cos Inc ^^*	202,857
750 Kelly Services Inc Class A ^^	24,150
1,500 Korn/Ferry International*	34,410
1,834 Laureate Education Inc*	108,151
1,900 MSC Industrial Direct Co Inc Class A	88,675
3,037 Manpower Inc	224,039
2,960 MoneyGram International Inc ^^	82,170
4,586 Monster Worldwide Inc*	217,239
1,900 Navigant Consulting Inc*	37,544
5,955 Omnicom Group Inc	609,673
12,000 Paychex Inc	454,440
5,904 Robert Half International Inc	218,507
1,050 Rollins Inc ^^	24,161
2,300 Scientific Games Corp ^^*	75,509
2,055 Sotheby's ^^	91,557
506 Strayer Education Inc ^^	63,250
2,350 United Rentals Inc*	64,625
1,663 Valassis Communications Inc ^^*	28,587
27,273 Western Union Co	598,642
$9,475,637

TELEPHONE & TELECOMMUNICATIONS --- 3.48%

12,748 ALLTEL Corp	790,376
220,786 AT&T Inc (1)	8,705,592
3,973 CenturyTel Inc	179,580
8,700 Cincinnati Bell Inc*	40,890
11,948 Citizens Communications Co	178,623
5,281 Embarq Corp	297,585
2,300 NeuStar Inc*	65,358
55,421 Qwest Communications International Inc ^^*	498,235
102,602 Sprint Nextel Corp	1,945,334

3,715 Telephone & Data Systems Inc ^^	221,488
102,917 Verizon Communications	3,902,613
16,761 Windstream Corp ^^	246,219
$17,071,893

TEXTILES --- 0.29%

13,078 Coach Inc*	654,554
3,410 Hanesbrands Inc*	100,220
3,848 Jones Apparel Group Inc	118,304
3,663 Liz Claiborne Inc ^^	156,978
1,979 Phillips-Van Heusen Corp	116,365
3,232 VF Corp	267,028
$1,413,449

TOBACCO --- 1.48%

74,211 Altria Group Inc (1)	6,516,468
6,064 Reynolds American Inc	378,454
5,653 UST Inc ^^	327,761
950 Universal Corp ^^	58,283
$7,280,966

TRANSPORTATION --- 0.11%

1,550 Alexander & Baldwin Inc ^^	78,182
3,497 Avis Budget Group Inc*	95,538
1,637 Con-Way Inc ^^	81,588
3,560 JB Hunt Transport Services Inc	93,414
1,834 Swift Transportation Co Inc*	57,147
1,732 Werner Enterprises Inc ^^	31,470
2,050 YRC Worldwide Inc ^^*	82,429
$519,768

UTILITIES --- 1.16%

23,454 AES Corp*	504,779
2,692 AGL Resources Inc	115,002
13,150 Aquila Inc*	54,967
7,850 CMS Energy Corp	139,730
6,432 Constellation Energy Group	559,262
44,388 Duke Energy Corp	900,633
13,350 Dynegy Inc Class A*	123,621
5,545 Energy East Corp ^^	135,076
4,332 Equitable Resources Inc ^^	209,337
6,151 KeySpan Corp	253,114
6,323 MDU Resources Group Inc ^^	181,723
1,607 NICOR Inc ^^	77,811
2,933 National Fuel Gas Co ^^	126,970
9,639 NiSource Inc	235,577
3,961 ONEOK Inc	178,274
8,916 Public Service Enterprise Group Inc	740,385
3,085 Questar Corp	275,213
4,076 Scana Corp ^^	175,961
9,299 Sempra Energy	567,332
2,616 Vectren Corp	74,818
1,659 WGL Holdings Inc ^^	53,055
$5,682,640

WATER --- 0.02%

4,588 Aqua America Inc ^^	103,001
$103,001

TOTAL COMMON STOCK --- 99.93%	$490,423,432

(Cost $363,325,238)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

330,000 United States of America (1)	329,126
5.100%, April 19, 2007

TOTAL SHORT-TERM INVESTMENTS --- 0.07%	$329,126

(Cost $329,126)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%	$490,752,558

(Cost $363,654,364)

Legend

* Non-income Producing Security

(1) Collateral or Segregated Assets for Futures

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2007, the Maxim Stock Index Portfolio had 10 open S&P 500 and 2 open S&P MidCap 400 long futures contracts. The contracts expire in June 2007 and the Portfolio has recorded unrealized appreciation of $25,200 and appreciation of $13,525, respectively, for a total unrealized appreciation of $38,725.

At March 31, 2007, the U.S. Federal income tax cost basis was $375,116,248. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $147,898,031 and gross depreciation of securities in which there was an excess of tax cost over value of $32,261,721, resulting in net appreciation of $115,636,310.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

BONDS

Par Value ($)	Value ($)

AUTOMOBILES --- 0.14%

1,324,000 Ford Motor Co	1,459,710
Convertible
4.250% December 15, 2036
$1,459,710

TOTAL BONDS --- 0.14%	$1,459,710

(Cost $980,753)

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 1.72%

229,900 Honeywell International Inc	10,589,194
144,400 Raytheon Co	7,575,224
$18,164,418

AGRICULTURE --- 0.31%

87,500 Archer-Daniels-Midland Co	3,211,250
$3,211,250

AIR FREIGHT --- 0.24%

36,100 United Parcel Service Inc Class B	2,530,610
$2,530,610

AUTOMOBILES --- 0.24%

317,200 Ford Motor Co ^^	2,502,708
$2,502,708

BANKS --- 3.33%

277,900 Fifth Third Bancorp	10,751,951
153,100 National City Corp	5,702,975
96,400 SunTrust Banks Inc	8,005,056
196,300 US Bancorp	6,864,611
112,600 Wells Fargo & Co	3,876,818
$35,201,411

BIOTECHNOLOGY --- 1.06%

113,800 Amgen Inc*	6,359,144
131,700 MedImmune Inc ^^*	4,792,563
$11,151,707

BROADCAST/MEDIA --- 0.69%

240,000 CBS Corp	7,341,600
$7,341,600

BUILDING MATERIALS --- 1.50%

259,300 Masco Corp ^^	7,104,820
74,900 Vulcan Materials Co ^^	8,724,352
$15,829,172

CHEMICALS --- 1.98%

207,052 Chemtura Corp	2,263,078
210,400 EI du Pont de Nemours & Co	10,400,072
175,600 International Flavors & Fragrances Inc	8,291,832
$20,954,982

COMMUNICATIONS - EQUIPMENT --- 0.46%

273,400 Motorola Inc	4,830,978
$4,830,978

COMPUTER HARDWARE & SYSTEMS --- 1.59%

339,000 Dell Inc*	7,868,190
94,600 International Business Machines Corp	8,916,996
$16,785,186

COMPUTER SOFTWARE & SERVICES --- 1.65%

624,100 Microsoft Corp	17,393,667
$17,393,667

CONGLOMERATES --- 5.01%

185,900 3M Co	14,208,337
871,900 General Electric Co	30,830,384
251,700 Tyco International Ltd	7,941,135
$52,979,856

COSMETICS & PERSONAL CARE --- 0.77%

219,500 Avon Products Inc	8,178,570
$8,178,570

DISTRIBUTORS --- 0.81%

118,950 Genuine Parts Co	5,828,550
80,600 SYSCO Corp	2,726,698
$8,555,248

ELECTRIC COMPANIES --- 3.66%

106,200 Entergy Corp	11,142,504
101,710 FirstEnergy Corp	6,737,270
87,000 Pinnacle West Capital Corp	4,197,750
149,900 Progress Energy Inc	7,560,956
127,500 TECO Energy Inc ^^	2,194,275
278,400 Xcel Energy Inc ^^	6,873,696
$38,706,451

ELECTRONIC INSTRUMENTS & EQUIP --- 1.15%

111,422 Cooper Industries Inc	5,012,876
142,000 Sony Corp sponsored ADR ^^	7,169,580
$12,182,456

ELECTRONICS - SEMICONDUCTOR --- 1.54%

244,700 Analog Devices Inc	8,439,703
185,900 Applied Materials Inc	3,405,688
228,800 Intel Corp	4,376,944
$16,222,335

FINANCIAL SERVICES --- 6.06%

224,133 Citigroup Inc	11,506,988
64,700 Countrywide Financial Corp	2,176,508
85,700 Fannie Mae (nonvtg)	4,677,506
517,205 JPMorgan Chase & Co	25,022,378
278,400 Mellon Financial Corp	12,010,176
133,700 State Street Corp ^^	8,657,075
$64,050,631

FOOD & BEVERAGES --- 4.49%

219,200 Anheuser-Busch Co Inc	11,060,832
120,800 Campbell Soup Co	4,705,160
246,700 Coca-Cola Co	11,841,600
152,100 General Mills Inc	8,855,262
32,800 Hershey Co ^^	1,792,848
84,700 Kraft Foods Inc ^^	2,681,602
107,600 McCormick & Co Inc (nonvtg)	4,144,752
142,200 Sara Lee Corp	2,406,024
$47,488,080

GOLD, METALS & MINING --- 0.62%

192,300 Alcoa Inc	6,518,970
$6,518,970

HOMEBUILDING --- 0.38%

180,600 DR Horton Inc	3,973,200
$3,973,200

HOUSEHOLD GOODS --- 3.46%

203,400 Colgate-Palmolive Co	13,585,086
81,200 Fortune Brands Inc	6,400,184
94,200 Kimberly-Clark Corp	6,451,758
326,100 Newell Rubbermaid Inc	10,138,449
$36,575,477

INSURANCE RELATED --- 5.78%

184,900 American International Group Inc	12,428,978
87,200 Chubb Corp	4,505,624
141,827 Lincoln National Corp	9,614,452
516,000 Marsh & McLennan Cos Inc	15,113,640
215,500 Progressive Corp	4,702,210
171,295 Travelers Cos Inc	8,867,942
253,500 Unum Group ^^	5,838,105
$61,070,951

INVESTMENT BANK/BROKERAGE FIRM --- 1.57%

533,000 Charles Schwab Corp	9,748,570
87,300 Morgan Stanley	6,875,748
$16,624,318

LEISURE & ENTERTAINMENT --- 3.81%

383,600 Mattel Inc	10,575,852
655,700 Time Warner Inc	12,930,404
171,000 Viacom Inc Class B*	7,029,810
283,600 Walt Disney Co	9,764,348
$40,300,414

MACHINERY --- 2.19%

52,400 Eaton Corp	4,378,544
142,200 Illinois Tool Works Inc	7,337,520
118,100 Ingersoll-Rand Co	5,121,997
165,300 Pall Corp	6,281,400
$23,119,461

MEDICAL PRODUCTS --- 0.99%

130,800 Baxter International Inc	6,889,236
242,900 Boston Scientific Corp*	3,531,766
$10,421,002

OFFICE EQUIPMENT & SUPPLIES --- 0.78%

128,500 Avery Dennison Corp	8,257,410
$8,257,410

OIL & GAS --- 10.44%

164,100 Anadarko Petroleum Corp	7,053,018
153,100 BJ Services Co	4,271,490
120,722 BP PLC sponsored ADR	7,816,750
275,044 Chevron Corp	20,342,254
271,396 Exxon Mobil Corp	20,476,828
216,300 Hess Corp ^^	11,998,161
146,600 Murphy Oil Corp ^^	7,828,440
224,100 Royal Dutch Shell PLC	14,857,830
109,400 Schlumberger Ltd	7,559,540
155,600 Spectra Energy Corp	4,087,612
16,300 Statoil ASA	443,817
133,400 Statoil ASA sponsored ADR ^^	3,612,472
$110,348,212

PAPER & FOREST PRODUCTS --- 1.98%

432,283 International Paper Co	15,735,101
169,800 MeadWestvaco Corp	5,236,632
$20,971,733

PHARMACEUTICALS --- 7.32%

132,100 Abbott Laboratories	7,371,180
301,800 Bristol-Myers Squibb Co	8,377,968
251,600 Eli Lilly & Co	13,513,436
160,600 Johnson & Johnson	9,677,756
357,900 Merck & Co Inc	15,808,443
470,300 Pfizer Inc	11,879,778
214,200 Wyeth	10,716,426
$77,344,987

PHOTOGRAPHY/IMAGING --- 0.60%

279,100 Eastman Kodak Co ^^	6,296,496
$6,296,496

POLLUTION CONTROL --- 0.58%

178,830 Waste Management Inc	6,153,540
$6,153,540

PRINTING & PUBLISHING --- 3.09%

200,100 Dow Jones & Co Inc ^^	6,897,447
76,600 Gannett Co Inc	4,311,814
373,900 New York Times Co ^^	8,790,389
394,500 Tribune Co	12,667,395
$32,667,045

RAILROADS --- 1.44%

78,100 Norfolk Southern Corp	3,951,860
110,550 Union Pacific Corp	11,226,353
$15,178,213

RETAIL --- 2.60%

142,200 Bed Bath & Beyond Inc*	5,712,174
253,800 Home Depot Inc	9,324,612
98,000 RadioShack Corp ^^	2,648,940
209,400 Wal-Mart Stores Inc	9,831,330
$27,517,056

SPECIALIZED SERVICES --- 1.03%

76,600 Computer Sciences Corp*	3,993,158
328,100 H&R Block Inc	6,903,224
$10,896,382

TELEPHONE & TELECOMMUNICATIONS --- 6.27%

139,200 ALLTEL Corp	8,630,400
527,070 AT&T Inc	20,782,371
350,900 Nokia OYJ sponsored ADR ^^	8,042,628
1,109,700 Qwest Communications International Inc ^^*	9,976,203
388,700 Sprint Nextel Corp	7,369,752
246,286 Verizon Communications	9,339,165
143,922 Windstream Corp ^^	2,114,214
$66,254,733

TOBACCO --- 0.48%

87,800 UST Inc ^^	5,090,644
$5,090,644

UTILITIES --- 1.58%

311,200 Duke Energy Corp ^^	6,314,248
423,400 NiSource Inc	10,347,896
$16,662,144

TOTAL COMMON STOCK --- 95.25%	$1,006,503,704

(Cost $801,454,598)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

48,734,000 Federal Home Loan Bank	48,720,461
5.070%, April 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 4.61%	$48,720,461

(Cost $48,720,461)

TOTAL MAXIM T.ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%	$1,056,683,875

(Cost $851,155,812)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

^^ A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2007, the U.S. Federal income tax cost basis was $855,072,775. The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $220,821,299 and gross depreciation of securities in which there was an excess of tax cost over value of $19,210,199, resulting in net appreciation of $201,611,100.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.42%

38,700 Alliant Techsystems Inc*	3,402,504
3,900 Embraer-Empresa Brasileira de Aeronautica SA sponsored ADR	178,854
4,700 Precision Castparts Corp	489,035
99,700 Rockwell Collins Inc	6,672,921
$10,743,314

AIR FREIGHT --- 0.11%

4,900 CH Robinson Worldwide Inc	233,975
6,200 Expeditors International of Washington Inc	256,184
$490,159

AIRLINES --- 0.89%

6,500 SkyWest Inc	174,395
257,600 Southwest Airlines Co	3,786,720
$3,961,115

AUTO PARTS & EQUIPMENT --- 0.02%

5,800 Gentex Corp	94,250
$94,250

AUTOMOBILES --- 0.03%

1,900 Thor Industries Inc	74,841
2,300 Winnebago Industries Inc	77,349
$152,190

BANKS --- 0.28%

1,300 City National Corp	95,680
2,500 East West Bancorp Inc	91,925
3,300 First Horizon National Corp	137,049
15,500 SVB Financial Group*	753,145
2,900 Synovus Financial Corp	93,786
5,000 UCBH Holdings Inc	93,100
$1,264,685

BIOTECHNOLOGY --- 4.72%

8,600 Celgene Corp*	451,156
78,500 Cephalon Inc*	5,589,985
1,600 Charles River Laboratories International Inc* 74,016
1,200 Genzyme Corp* 72,024
20,000 Gilead Sciences Inc*	1,530,000
81,000 Human Genome Sciences Inc*	860,220
40,500 Illumina Inc*	1,186,650
2,800 Invitrogen Corp*	178,220
154,200 MedImmune Inc*	5,611,338

8,100 Millennium Pharmaceuticals Inc*	92,016
5,500 Nektar Therapeutics*	71,830
60,200 PDL BioPharma Inc*	1,306,340
41,000 Qiagen NV*	704,380
2,600 Techne Corp*	148,460
26,500 Thermo Fisher Scientific Inc*	1,238,875
3,100 Varian Medical Systems Inc*	147,839
1,700 Ventana Medical Systems Inc*	71,230
46,300 Vertex Pharmaceuticals Inc*	1,298,252
3,400 Waters Corp*	197,200
17,800 deCODE Genetics Inc*	64,970
$20,895,001

BROADCAST/MEDIA --- 2.74%

4,000 Cablevision Systems Corp	121,720
10,100 Citadel Broadcasting Co	96,051
143,000 Discovery Holding Co*	2,735,590
1,800 EW Scripps Co	80,424
28,000 EchoStar Communications Corp Class A*	1,216,040
159,750 Rogers Communications Inc Class B	5,233,410
6,800 Salem Communications Corp Class A	85,000
198,000 XM Satellite Radio Holdings Inc*	2,558,160
$12,126,395

BUILDING MATERIALS --- 0.75%

60,000 American Standard Cos Inc	3,181,200
2,000 Genlyte Group Inc*	141,100
$3,322,300

CHEMICALS --- 0.45%

39,000 Amylin Pharmaceuticals Inc*	1,457,040
6,500 Ecolab Inc	279,500
2,000 Sigma-Aldrich Corp	83,040
3,500 Symyx Technologies Inc*	62,020
3,700 Valspar Corp	102,971
$1,984,571

COMMUNICATIONS - EQUIPMENT --- 2.06%

47,000 ADTRAN Inc	1,144,450
52,000 CIENA Corp*	1,453,400
49,000 Comverse Technology Inc*	1,046,150
1,600 F5 Networks Inc*	106,688
75,000 Harris Corp	3,821,250
52,600 SBA Communications Corp*	1,554,330
$9,126,268

COMPUTER HARDWARE & SYSTEMS --- 0.83%

57,800 Avid Technology Inc*	2,016,064
1,900 Cognos Inc*	74,841
7,200 QLogic Corp*	122,400
63,000 Seagate Technology	1,467,900
$3,681,205

COMPUTER SOFTWARE & SERVICES --- 8.28%

11,933 Activision Inc*	226,011
41,200 Adobe Systems Inc*	1,718,040
5,700 American Reprographics Co*	175,503

60,600 Autodesk Inc*	2,278,560
1,200 Baidu.com Inc*	115,860
40,000 CACI International Inc Class A*	1,874,400
216,000 CNET Networks Inc*	1,881,360
4,200 Cadence Design Systems Inc*	88,452
4,600 Check Point Software Technologies Ltd*	102,488
4,100 Citrix Systems Inc*	131,323
88,000 Cogent Inc*	1,183,600
3,500 Cognizant Technology Solutions Corp*	308,945
2,300 Digital River Inc*	127,075
6,700 Electronic Arts Inc*	337,412
2,900 FactSet Research Systems Inc	182,265
2,200 Fair Isaac Co	85,096
30,400 IHS Inc*	1,249,744
61,700 Intuit Inc	1,688,112
82,500 Jack Henry & Associates Inc	1,984,125
225,000 Juniper Networks Inc*	4,428,000
62,600 McAfee Inc*	1,820,408
81,500 NAVTEQ*	2,811,750
7,100 Perot Systems Corp Class A*	126,877
110,700 Red Hat Inc*	2,538,351
3,800 SINA Corp*	127,718
22,800 Salesforce.com*	976,296
9,100 Satyam Computer Services Ltd	206,570
5,800 Symantec Corp*	100,340
2,900 Synopsys Inc*	76,067
3,950 THQ Inc*	135,051
194,800 VeriSign Inc*	4,893,376
4,300 Websense Inc*	98,857
94,000 aQuantive Inc*	2,623,540
$36,701,572

CONTAINERS --- 0.02%

2,800 Sealed Air Corp	88,480
$88,480

COSMETICS & PERSONAL CARE --- 0.09%

10,200 Avon Products Inc	380,052
$380,052

DISTRIBUTORS --- 0.05%

2,900 WW Grainger Inc	223,996
$223,996

ELECTRONIC INSTRUMENTS & EQUIP --- 5.68%

149,550 Ametek Inc	5,165,457
1,900 CDW Corp	116,717
148,000 Flextronics International Ltd*	1,619,120
92,900 Flir Systems Inc*	3,313,743
18,600 Garmin Ltd	1,007,190
43,700 Harman International Industries Inc	4,198,696
2,800 II-IV Inc*	94,780
96,800 Jabil Circuit Inc	2,072,488
2,600 MEMC Electronic Materials Inc*	157,508
2,700 National Instruments Corp	70,821
133,800 Roper Industries Inc	7,342,944
$25,159,464

ELECTRONICS - SEMICONDUCTOR --- 6.20%

137,200 Altera Corp	2,742,628
9,200 Analog Devices Inc	317,308
6,500 Broadcom Corp Class A*	208,455
1,700 Cymer Inc*	70,635
78,500 Fairchild Semiconductor International Inc*	1,312,520
4,900 Integrated Device Technology Inc*	75,558
128,000 Intersil Holding Corp	3,390,720
2,300 KLA-Tencor Corp	122,636
2,300 Lam Research Corp*	108,882
12,200 Linear Technology Corp	385,398
213,900 Marvell Technology Group Ltd	3,595,659
10,900 Maxim Integrated Products Inc	320,460
88,400 Microchip Technology Inc	3,140,852
10,300 National Semiconductor Corp	248,642
193,000 ON Semiconductor Corp*	1,721,560
254,000 PMC-Sierra Inc*	1,780,540
7,500 Semtech Corp*	101,100
4,900 Silicon Laboratories Inc*	146,608
73,000 Spansion Inc*	889,870
202,800 Teradyne Inc*	3,354,312
134,000 Xilinx Inc	3,447,820
$27,482,163

ENGINEERING & CONSTRUCTION --- 0.23%

3,000 Fluor Corp	269,160
1,700 Foster Wheeler Ltd*	99,263
26,500 Quanta Services Inc*	668,330
$1,036,753

FINANCIAL SERVICES --- 3.06%

1,100 CBOT Holdings Inc*	199,650
680 Chicago Mercantile Exchange	362,073
99,200 Eaton Vance Corp	3,535,488
3,500 Federated Investors Inc Class B	128,520
19,400 IntercontinentalExchange Inc*	2,370,874
2,500 International Securities Exchange Inc	122,000
4,800 Janus Capital Group Inc	100,368
12,950 Legg Mason Inc	1,220,020
1,500 Moody's Corp	93,090
7,000 Northern Trust Corp	420,980
62,300 Nuveen Investments	2,946,790
31,000 Principal Financial Group	1,855,970
1,600 SEI Investments Co	96,368
1,600 State Street Corp	103,600
$13,555,791

FOOD & BEVERAGES --- 0.44%

98,000 Cott Corp*	1,311,240
4,300 Hershey Co	235,038
2,800 McCormick & Co Inc (nonvtg)	107,856
5,825 Wm Wrigley Jr Co	296,667
$1,950,801

GOLD, METALS & MINING --- 2.07%

25,000 Agnico-Eagle Mines Ltd*	885,500

118,400 CONSOL Energy Inc	4,632,992
1,800 Carpenter Technology Corp	217,368
39,900 Foundation Coal Holdings Inc	1,370,166
8,000 Newmont Mining Corp	335,920
25,000 Teck Cominco Ltd	1,740,000
$9,181,946

HEALTH CARE RELATED --- 6.15%

100,400 Alkermes Inc*	1,550,176
1,300 CIGNA Corp	185,458
72,000 Community Health Systems Inc*	2,538,000
30,250 Coventry Health Care Inc*	1,695,513
26,450 DaVita Inc*	1,410,314
197,000 Elan Corp PLC sponsored ADR*	2,618,130
24,300 Express Scripts Inc Class A*	1,961,496
103,200 Health Management Associates Inc Class A	1,121,784
52,800 Health Net Inc*	2,841,168
2,900 Healthways Inc*	135,575
2,900 Henry Schein Inc*	160,022
18,600 Humana Inc*	1,079,172
2,300 Laboratory Corp of America Holdings*	167,049
2,100 LifePoint Hospitals Inc*	80,262
5,200 Lincare Holdings Inc*	190,580
101,800 Manor Care Inc	5,533,848
2,800 Martek Biosciences Corp*	57,736
4,900 Medco Health Solutions Inc*	355,397
82,900 Omnicare Inc	3,296,933
2,900 Patterson Cos Inc*	102,921
3,100 Quest Diagnostics Inc	154,597
$27,236,131

HOMEBUILDING --- 0.12%

1,600 Centex Corp	66,848
2,100 KB Home	89,607
3,000 Lennar Corp	126,630
1,900 Meritage Homes Corp*	61,028
3,400 Pulte Homes Inc	89,964
3,200 Toll Brothers Inc*	87,616
$521,693

HOTELS/MOTELS --- 1.00%

4,000 Choice Hotels International Inc	141,720
20,000 Gaylord Entertainment Co*	1,057,400
9,700 Hilton Hotels Corp	348,812
6,200 Marriott International Inc Class A	303,552
5,200 Melco PBL Entertainment Ltd*	83,928
4,500 Starwood Hotels & Resorts Worldwide Inc	291,825
23,200 Wynn Resorts Ltd	2,200,752
$4,427,989

HOUSEHOLD GOODS --- 0.03%

2,200 Clorox Co	140,118
$140,118

INDEPENDENT POWER PRODUCTS --- 0.03%

6,300 Reliant Energy Inc*	128,016
$128,016

INSURANCE RELATED --- 1.48%

1,600 Ambac Financial Group Inc	138,224
2,500 Aon Corp	94,900
2,500 Arch Capital Group Ltd*	170,525
51,000 Assurant Inc	2,735,130
83,200 Axis Capital Holdings Ltd	2,817,152
2,600 Brown & Brown Inc	70,252
1,100 MBIA Inc	72,039
230 Markel Corp*	111,511
2,900 Marsh & McLennan Cos Inc	84,941
2,800 OneBeacon Insurance Group Ltd	70,000
1,700 RenaissanceRe Holdings Ltd	85,238
2,200 Willis Group Holdings Ltd	87,076
$6,536,988

INVESTMENT BANK/BROKERAGE FIRM --- 0.81%

1,100 Affiliated Managers Group Inc*	119,185
1,160 BlackRock Inc	181,320
4,300 Charles Schwab Corp	78,647
134,500 E*TRADE Financial Corp*	2,854,090
4,100 Lazard Ltd	205,738
5,800 TD Ameritrade Holding Corp*	86,304
3,200 optionsXpress Holdings Inc	75,328
$3,600,612

LEISURE & ENTERTAINMENT --- 1.86%

1,600 Boyd Gaming Corp	76,224
3,000 Brunswick Corp	95,550
55,800 DreamWorks Animation SKG Inc*	1,706,364
6,300 Harley-Davidson Inc	370,125
110,800 International Game Technology	4,474,104
44,500 Pinnacle Entertainment Inc*	1,293,615
1,800 Royal Caribbean Cruises Ltd	75,888
3,950 Shuffle Master Inc*	72,088
1,900 WMS Industries Inc*	74,556
$8,238,514

MACHINERY --- 2.07%

24,700 Danaher Corp	1,764,815
5,500 Graco Inc	215,380
1,700 IDEX Corp	86,496
50,040 ITT Corp	3,018,413
3,300 Joy Global	141,570
72,000 Oshkosh Truck Corp	3,816,000
3,000 Pall Corp	114,000
$9,156,674

MANUFACTURING --- 0.45%

57,200 Dolby Laboratories Inc*	1,973,972
$1,973,972

MEDICAL PRODUCTS --- 2.60%

3,500 American Medical Systems Holdings Inc*	74,095
2,700 ArthroCare Corp*	97,308
1,500 Becton Dickinson & Co	115,335
27,600 CR Bard Inc	2,194,476

3,200 Dentsply International Inc	104,800
76,900 Edwards Lifesciences Corp*	3,898,830
40,100 Gen-Probe Inc*	1,887,908
2,200 Hologic Inc*	126,808
1,900 Integra LifeSciences Holdings*	86,602
900 Intuitive Surgical Inc*	109,413
3,200 Kyphon Inc*	144,448
1,300 Millipore Corp*	94,211
30,400 ResMed Inc*	1,531,248
3,000 Respironics Inc*	125,970
21,000 St Jude Medical Inc*	789,810
1,600 Zimmer Holdings Inc*	136,656
$11,517,918

MISCELLANEOUS --- 0.03%

2,900 Dade Behring Holdings Inc	127,165
$127,165

OFFICE EQUIPMENT & SUPPLIES --- 0.06%

1,600 Avery Dennison Corp	102,816
2,000 HNI Corp	91,860
2,150 Zebra Technologies Corp Class A*	83,012
$277,688

OIL & GAS --- 8.29%

160,000 BJ Services Co	4,464,000
2,500 Bill Barrett Corp*	81,025
60,900 CNX Gas Corp*	1,725,297
54,500 Cameron International Corp*	3,422,055
8,400 Compton Petroleum Corp*	84,588
1,600 Core Laboratories NV*	134,128
1,500 Diamond Offshore Drilling Inc	121,425
75,000 EOG Resources	5,350,500
56,000 FMC Technologies Inc*	3,906,560
7,800 Grant Prideco Inc*	388,752
4,200 Mariner Energy Inc*	80,346
56,100 Murphy Oil Corp	2,995,740
3,700 Nabors Industries Ltd	109,779
123,100 Smith International Inc	5,914,955
72,600 TETRA Technologies Inc	1,793,946
1,600 Ultra Petroleum Corp*	85,008
3,700 Weatherford International Ltd*	166,870
8,700 Williams Cos Inc	247,602
103,266 XTO Energy Inc	5,660,009
$36,732,585

PHARMACEUTICALS --- 3.08%

4,051 Allergan Inc	448,932
70,000 Barr Laboratories Inc*	3,244,500
49,900 Medarex Inc*	645,706
38,000 Medicis Pharmaceutical Corp Class A	1,171,160
62,800 Mylan Laboratories Inc	1,327,592
7,200 Neurocrine Biosciences Inc*	90,000
31,600 OSI Pharmaceuticals Inc*	1,042,800
53,300 Sepracor Inc*	2,485,379
41,000 Theravance Inc*	1,209,500

113,900 Valeant Pharmaceuticals International	1,969,331
$13,634,900

POLLUTION CONTROL --- 0.09%

6,000 Republic Services Inc	166,920
3,100 Stericycle Inc*	252,650
$419,570

PRINTING & PUBLISHING --- 0.04%

1,500 McGraw-Hill Cos Inc	94,320
1,300 Meredith Corp	74,607
$168,927

RESTAURANTS --- 1.74%

67,450 Cheesecake Factory Inc*	1,797,543
25,000 Chipolte Mexican Grill Inc*	1,435,000
31,000 PF Changs China Bistro Inc*	1,298,280
14,700 Panera Bread Co Class A*	868,182
63,700 Tim Hortons Inc	1,937,754
6,300 Yum! Brands Inc	363,888
$7,700,647

RETAIL --- 6.62%

70,400 Advance Auto Parts Inc	2,713,920
122,100 Amazon.com Inc*	4,858,359
83,800 Bed Bath & Beyond Inc*	3,366,246
44,000 Best Buy Co Inc	2,143,680
102,000 CarMax Inc	2,503,080
1,900 Dicks Sporting Goods Inc*	110,694
4,700 Family Dollar Stores Inc	139,214
5,700 Freds Inc	83,790
3,550 Men's Wearhouse Inc	167,028
90,500 O'Reilly Automotive Inc*	2,995,550
136,700 Petsmart Inc	4,505,632
3,800 Ross Stores Inc	130,720
43,800 Shoppers Drug Mart Corp	1,940,554
7,700 Staples Inc	198,968
10,300 TJX Cos Inc	277,688
7,000 Tiffany & Co	318,360
1,600 Tractor Supply Co*	82,400
2,900 Urban Outfitters Inc*	76,879
19,000 Whole Foods Market Inc	852,150
52,200 Williams-Sonoma Inc	1,851,012
$29,315,924

SECURITIES & COMMODITIES --- 0.03%

900 NYMEX Holdings Inc*	122,184
$122,184

SPECIALIZED SERVICES --- 12.69%

2,492 Apollo Group Inc*	109,399
87,000 Catalina Marketing Corp	2,747,460
78,300 CheckFree Corp*	2,904,147
70,900 ChoicePoint Inc*	2,653,787
4,600 Cintas Corp	166,060
88,500 Clear Channel Outdoor Holdings Inc*	2,328,435
2,900 Corporate Executive Board Co	220,284

76,200 DST Systems Inc*	5,730,240
3,600 DeVry Inc	105,660
1,900 Dun & Bradstreet Corp	173,280
3,300 Equifax Inc	120,285
63,700 Fastenal Co	2,232,685
1,600 Fidelity National Information Services Inc	72,736
2,200 Fiserv Inc*	116,732
1,700 Focus Media Holding Ltd	133,382
2,800 Getty Images Inc*	136,164
76,200 Global Payments Inc	2,595,372
3,200 H&R Block Inc	67,328
3,000 Harte-Hanks Inc	82,770
2,200 ITT Educational Services Inc*	179,278
119,550 Iron Mountain Inc	3,123,842
5,400 LECG Corp*	78,192
95,900 Lamar Advertising Co	6,038,819
37,000 Laureate Education Inc*	2,181,890
12,000 MSC Industrial Direct Co Inc Class A	560,160
72,700 Manpower Inc	5,363,079
69,800 MoneyGram International Inc	1,937,648
93,100 Monster Worldwide Inc*	4,410,147
2,500 Omnicom Group Inc	255,950
10,000 Paychex Inc	378,700
20,000 Resources Connection Inc*	639,800
5,000 Ritchie Bros Auctioneers Inc	292,600
52,800 Robert Half International Inc	1,954,128
42,900 SAIC Inc*	743,028
109,200 UTI Worldwide Inc	2,684,136
87,000 United Rentals Inc*	2,392,500
2,100 Universal Technical Institute Inc*	48,468
3,600 WPP Group PLC	273,564
$56,232,135

TELEPHONE & TELECOMMUNICATIONS --- 4.75%

108,000 Amdocs Ltd*	3,939,840
132,200 American Tower Corp*	5,149,190
6,200 Clearwire Corp*	126,914
168,700 Crown Castle International Corp*	5,420,331
52,500 Leap Wireless International Inc*	3,463,950
4,900 NII Holdings Inc*	363,482
4,100 NeuStar Inc*	116,604
118,900 Time Warner Telecom Inc*	2,469,553
$21,049,864

TEXTILES --- 0.09%

8,300 Coach Inc*	415,415
$415,415

TRANSPORTATION --- 0.06%

5,400 Landstar System Inc	247,536
$247,536

UTILITIES --- 0.77%

16,100 AES Corp*	346,472
32,000 First Solar Inc*	1,664,320

31,200 SunPower Corp*	1,419,600
$3,430,392

TOTAL COMMON STOCK --- 96.36%	$426,956,028

(Cost $325,367,258)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

4,000,000 Farmer Mac	3,998,882
5.100%, April 2, 2007
11,331,000 Federal Home Loan Bank	11,327,852
5.070%, April 2, 2007
800,000 Freddie Mac	799,776
5.100%, April 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 3.64%	$16,126,510

(Cost $16,126,510)

TOTAL MAXIM T.ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100%	$443,082,538

(Cost $341,493,768)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2007, the U.S. Federal income tax cost basis was $345,846,775. The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $107,852,133 and gross depreciation of securities in which there was an excess of tax cost over value of $10,616,370, resulting in net appreciation of $97,235,763.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2007

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 0.62%

38,200 Orbital Sciences Corp*	715,868
$715,868

AGRICULTURE --- 1.18%

16,900 Corn Products International Inc	601,471
43,200 Terra Industries Inc ^^*	756,000
$1,357,471

AIRLINES --- 0.47%

14,000 Alaska Air Group Inc*	533,400
$533,400

BANKS --- 1.44%

15,426 PrivateBancorp Inc ^^	563,975
9,800 SVB Financial Group ^^*	476,182
249 Smithtown Bancorp Inc	6,464
18,170 United Community Banks Inc	595,794
$1,642,415

BIOTECHNOLOGY --- 5.78%

13,100 Alexion Pharmaceuticals Inc ^^*	566,444
18,800 Digene Corp*	797,308
10,600 Dionex Corp*	721,966
30,688 Genomic Health Inc ^^*	532,130
56,700 Human Genome Sciences Inc ^^*	602,154
17,600 Illumina Inc ^^*	515,680
28,200 LifeCell Corp ^^*	704,154
28,450 Meridian Bioscience Inc	789,772
22,050 PDL BioPharma Inc ^^*	478,485
21,400 Ventana Medical Systems Inc*	896,660
$6,604,753

BROADCAST/MEDIA --- 1.04%

22,200 General Cable Corp*	1,186,146
$1,186,146

BUILDING MATERIALS --- 0.70%

11,400 Genlyte Group Inc ^^*	804,270
$804,270

CHEMICALS --- 1.44%

18,900 Albemarle Corp	781,326
44,000 Hercules Inc*	859,760
$1,641,086

COMMUNICATIONS - EQUIPMENT --- 2.07%

54,894 Arris Group Inc*	772,908
23,646 CommScope Inc*	1,014,413
58,900 Harmonic Inc*	578,398
$2,365,719

COMPUTER HARDWARE & SYSTEMS --- 0.84%

100,300 Brocade Communications Systems Inc*	954,856
$954,856

COMPUTER SOFTWARE & SERVICES --- 13.84%

12,750 ANSYS Inc*	647,318
32,800 Allscripts Healthcare Solutions Inc ^^*	879,368
40,800 Atheros Communications ^^*	976,344
12,200 Bankrate Inc ^^*	429,928
14,400 Blackboard Inc*	484,272
24,900 COMSYS IT Partners Inc*	495,510
19,400 Digital River Inc*	1,071,850
54,100 Double-Take Software Inc*	807,271
15,700 IHS Inc*	645,427
21,550 Infocrossing Inc ^^*	320,449
36,900 Investools Inc*	512,910
26,700 Lightbridge Inc*	469,119
59,679 Nuance Communications Inc ^^*	913,685
46,600 Omnicell Inc*	974,872
48,900 Phase Forward Inc*	642,057
18,800 Priceline.com Inc ^^*	1,001,288
19,900 RADVision Ltd*	469,640
32,340 Radiant Systems Inc*	421,390
53,900 SonicWALL Inc*	450,604
30,700 THQ Inc*	1,049,629
33,500 VASCO Data Security International Inc ^^*	598,645
24,304 VauleClick Inc*	635,064
32,500 aQuantive Inc ^^*	907,075
$15,803,715

CONTAINERS --- 0.33%

20,029 Myers Industries Inc	374,142
$374,142

COSMETICS & PERSONAL CARE --- 0.26%

5,600 NBTY Inc*	297,024
$297,024

ELECTRIC COMPANIES --- 0.31%

18,500 Color Kinetics Inc ^^*	359,455
$359,455

ELECTRONIC INSTRUMENTS & EQUIP --- 5.91%

15,000 Acuity Brands Inc	816,600
52,664 Aeroflex Inc*	692,532
22,300 Benchmark Electronics Inc*	460,718
37,062 Comtech Group Inc ^^*	647,844
17,309 Electro Scientific Industries Inc*	333,025
20,100 II-IV Inc*	680,385
20,500 Paxar Corp*	588,350

25,700 Quest Software Inc*	418,139
32,000 Trident Microsystems Inc*	641,920
26,100 Trimble Navigation Ltd	700,524
18,700 Woodward Governor Co	769,879
$6,749,916

ELECTRONICS - SEMICONDUCTOR --- 4.01%

14,199 Cymer Inc*	589,968
41,150 Cypress Semiconductor Corp ^^*	763,333
18,350 FEI Co ^^*	661,701
19,600 FormFactor Inc*	877,100
9,100 Netlogic Microsystems Inc ^^*	242,242
11,300 Tessera Technologies Inc*	449,062
18,600 Varian Semiconductor Equipment Associates Inc*	992,868
$4,576,274

ENGINEERING & CONSTRUCTION --- 1.48%

10,060 EMCOR Group Inc*	593,339
19,999 Insituform Technologies Inc Class A ^^*	415,779
16,100 URS Corp*	685,699
$1,694,817

FINANCIAL SERVICES --- 1.84%

17,500 Advanta Corp Class A	767,200
13,100 BankUnited Financial Corp	277,851
1,100 FCStone Group Inc ^^*	41,052
12,600 International Securities Exchange Inc	614,880
17,100 Waddell & Reed Financial Class A	398,772
$2,099,755

FOOD & BEVERAGES --- 0.62%

23,400 Hain Celestial Group Inc*	703,638
$703,638

GOLD, METALS & MINING --- 1.86%

15,111 AMCOL International Corp	448,041
5,900 Carpenter Technology Corp	712,484
18,900 Claymont Steel Holdings Inc*	376,677
64,900 Hecla Mining Co ^^*	587,994
$2,125,196

HEALTH CARE RELATED --- 3.46%

36,200 Alkermes Inc*	558,928
23,306 LHC Group Inc*	755,814
18,000 Palomar Medical Technologies Inc ^^*	719,100
33,100 Psychiatric Solutions Inc*	1,334,261
16,800 Sirona Dental Systems Inc ^^	578,928
$3,947,031

INSURANCE RELATED --- 0.52%

6,200 Hanover Insurance Group Inc	285,944
7,400 Triad Guaranty Inc ^^*	306,434
$592,378

INVESTMENT BANK/BROKERAGE FIRM --- 0.72%

14,400 Thomas Weisel Partners Group Inc ^^*	273,888
23,500 optionsXpress Holdings Inc	553,190
$827,078

LEISURE & ENTERTAINMENT --- 0.71%

2,400 National CineMedia Inc*	64,080
18,900 WMS Industries Inc*	741,636
$805,716

MACHINERY --- 3.03%

20,286 Gardner Denver Inc	706,967
15,850 Toro Co	812,154
20,449 TurboChef Technologies Inc ^^*	311,234
24,300 Wabtec Corp	838,107
22,600 Zoltek Cos Inc ^^*	789,418
$3,457,880

MANUFACTURING --- 0.75%

3,609 Ameron International Inc	237,689
57,949 Flow International Corp ^^*	622,372
$860,061

MEDICAL PRODUCTS --- 5.29%

25,200 Cholestech Corp*	434,448
30,200 Conceptus Inc*	604,000
16,200 Gen-Probe Inc*	762,696
20,153 Hologic Inc*	1,161,619
19,900 Immucor Inc	585,657
30,600 NuVasive Inc ^^*	726,750
38,512 Stereotaxis Inc ^^*	458,293
16,900 West Pharmaceutical Services Inc ^^	784,667
26,600 ev3 Inc ^^*	524,020
$6,042,150

MISCELLANEOUS --- 0.99%

9,800 Jarden Corp*	375,340
57,438 Smith & Wesson Holding Corp ^^*	751,863
$1,127,203

OIL & GAS --- 4.19%

17,900 Allis-Chalmers Energy Inc ^^*	281,925
39,900 Cal Dive International Inc*	487,179
10,300 Core Laboratories NV ^^*	863,449
8,300 Dril-Quip Inc	359,224
13,800 Goodrich Petroleum Corp ^^*	464,094
12,200 Hanover Compressor Co ^^*	271,450
27,626 Matrix Service Co ^^*	558,874
12,200 Oceaneering International Inc	513,864
9,108 Sunoco Logistics Partners LP	539,558
12,800 Superior Energy Services Inc*	441,216
$4,780,833

PAPER & FOREST PRODUCTS --- 0.27%

21,000 PH Glatfelter Co	313,110
$313,110

PERSONAL LOANS --- 0.76%

8,000 Cash America International Inc	328,000
13,600 World Acceptance Corp*	543,320
$871,320

PHARMACEUTICALS --- 3.57%

48,900 BioMarin Pharmaceutical Inc*	844,014
24,800 GTx Inc ^^*	505,920
21,300 HealthExtras Inc*	613,014
34,900 Medarex Inc ^^*	451,606
15,500 New River Pharmaceuticals Inc ^^*	986,265
20,500 OSI Pharmaceuticals Inc ^^*	676,500
$4,077,319

PRINTING & PUBLISHING --- 1.19%

8,100 Consolidated Graphics Inc*	599,805
19,700 VistaPrint Ltd ^^*	754,510
$1,354,315

RAILROADS --- 1.08%

12,400 Genesee & Wyoming Inc*	329,964
25,300 Kansas City Southern ^^*	900,174
$1,230,138

REAL ESTATE --- 1.68%

11,700 Corporate Office Properties Trust REIT	534,456
15,300 Digital Realty Trust Inc REIT ^^	610,470
16,000 FelCor Lodging Trust Inc REIT	415,520
8,900 Tanger Factory Outlet Centers Inc REIT	359,471
$1,919,917

RESTAURANTS --- 1.62%

18,400 Applebee's International Inc	455,952
30,600 CKE Restaurants Inc	577,116
13,200 Chipolte Mexican Grill Inc ^^*	819,720
$1,852,788

RETAIL --- 7.10%

22,800 Aeropostale Inc*	917,244
9,000 Blue Nile Inc ^^*	365,940
36,400 Casual Male Retail Group Inc ^^*	430,612
25,860 Charlotte Russe Holding Inc*	746,578
17,100 Dicks Sporting Goods Inc ^^*	996,246
15,400 J Crew Group Inc*	618,618
39,500 Nu Skin Asia Pacific Inc ^^	652,540
36,700 Pacific Sunwear of California Inc*	764,461
6,300 Pantry Inc*	284,886
16,000 Tractor Supply Co ^^*	824,000
20,780 Tween Brands Inc*	742,262
42,294 Wild Oats Markets Inc ^^*	769,751
$8,113,138

SHOES --- 1.65%

17,500 Crocs Inc ^^*	826,875
12,700 Heelys Inc ^^*	372,618
20,300 Skechers USA Inc*	681,471
$1,880,964

SPECIALIZED SERVICES --- 4.93%

11,450 Copart Inc*	320,715
14,100 Heidrick & Struggles International Inc*	683,145
25,500 Korn/Ferry International*	584,970
9,300 Laureate Education Inc*	548,421
17,500 Life Time Fitness Inc ^^*	899,675
33,700 Perficient Inc ^^*	666,586
21,500 Sotheby's ^^	956,320
8,180 Steiner Leisure Ltd*	367,936
22,800 eFunds Corp*	607,848
$5,635,616

TELEPHONE & TELECOMMUNICATIONS --- 2.52%

64,200 ANADIGICS Inc ^^*	758,844
22,969 Cbeyond Inc ^^*	673,681
14,800 NICE Systems Ltd sponsored ADR	503,496
45,100 Time Warner Telecom Inc*	936,727
$2,872,748

TEXTILES --- 2.63%

11,700 Columbia Sportswear Co ^^*	729,027
19,600 Guess? Inc	793,604
24,378 Oakley Inc*	490,973
16,850 Phillips-Van Heusen Corp	990,780
$3,004,384

TRANSPORTATION --- 1.79%

19,400 GulfMark Offshore Inc ^^*	846,810
27,824 Hub Group Inc	806,618
23,200 RPC Inc	386,512
$2,039,940

TOTAL COMMON STOCK --- 96.49%	$110,195,943

(Cost $97,518,620)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

4,009,000 Federal Home Loan Bank	4,007,886
5.070%, April 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 3.51%	$4,007,886

(Cost $4,007,886)

TOTAL MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO --- 100%	$114,203,829

(Cost $101,526,506)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at March 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.40%, to be repurchased on 04/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2007, the U.S. Federal income tax cost basis was $101,694,282. The Maxim Trusco Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,748,637 and gross depreciation of securities in which there was an excess of tax cost over value of $2,239,090, resulting in net appreciation of $12,509,547.

MAXIM SERIES FUND, INC. MAXIM AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2007 UNAUDITED COMMON STOCK
Shares		Value ($)

1,005,507	Maxim Ariel MidCap Value Portfolio	$24,584,642
689,094	Maxim Ariel Small-Cap Value Portfolio	9,233,857
699,049	Maxim Bernstein International Equity Portfolio	10,422,815
516,018	Maxim INVESCO ADR Portfolio	10,480,331
968,819	Maxim Janus Large Cap Growth Portfolio	12,517,144
422,454	Maxim Loomis Sayles Small-Cap Value Portfolio	9,391,146
761,214	Maxim MFS® International Growth Portfolio	10,504,752
922,910	Maxim T. Rowe Price Equity/Income Portfolio	18,716,618
667,607	Maxim T. Rowe Price MidCap Growth Portfolio	12,364,075
348,108	Maxim Trusco Small-Cap Growth Portfolio	6,175,438

Total Aggressive Profile I Portfolio		$124,390,818
(Cost of Investments $115,186,642)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

9,900,717	*#	Great-West Life & Annuity Contract	$10,388,515
91,015		Maxim Ariel MidCap Value Portfolio	2,225,320
83,162		Maxim Ariel Small-Cap Value Portfolio	1,114,370
50,666		Maxim Bernstein International Equity Portfolio	755,428
472,846		Maxim Federated Bond Portfolio	4,624,732
214,148		Maxim Global Bond Portfolio	2,340,640
650,751		Maxim High Yield Bond Portfolio	6,904,467
37,432		Maxim INVESCO ADR Portfolio	760,234
262,932		Maxim Janus Large Cap Growth Portfolio	3,397,081
50,952		Maxim Loomis Sayles Small-Cap Value Portfolio	1,132,669
54,890		Maxim MFS® International Growth Portfolio	757,476
349,737		Maxim Short Duration Bond Portfolio	3,469,391
166,984		Maxim T. Rowe Price Equity/Income Portfolio	3,386,428
396,294		Maxim U.S. Government Securities Portfolio	4,628,708

Total Conservative Profile I Portfolio			$45,885,459
(Cost of Investments $44,868,703)

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

41,220,653	*	Great-West Life & Annuity Contract	$43,264,985
1,135,345		Maxim Ariel MidCap Value Portfolio	27,759,189
1,037,432		Maxim Ariel Small-Cap Value Portfolio	13,901,584
946,396		Maxim Bernstein International Equity Portfolio	14,110,757
2,216,371		Maxim Federated Bond Portfolio	21,676,111
1,338,568		Maxim Global Bond Portfolio	14,630,551
1,355,188		Maxim High Yield Bond Portfolio	14,378,547
699,503		Maxim INVESCO ADR Portfolio	14,206,901
2,187,957		Maxim Janus Large Cap Growth Portfolio	28,268,410
636,043		Maxim Loomis Sayles Small-Cap Value Portfolio	14,139,240
1,031,851		Maxim MFS® International Growth Portfolio	14,239,539
1,389,501		Maxim T. Rowe Price Equity/Income Portfolio	28,179,083
753,817		Maxim T. Rowe Price MidCap Growth Portfolio	13,960,696
1,857,473		Maxim U.S. Government Securities Portfolio	21,695,288

Total Moderate Profile I Portfolio			$284,410,881
(Cost of Investments $271,695,303)

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

13,872,333	*#;	Great-West Life & Annuity Contract	$13,872,333
1,637,911		Maxim Ariel MidCap Value Portfolio	40,046,920
748,323		Maxim Ariel Small-Cap Value Portfolio	10,027,533
1,063,105		Maxim Bernstein International Equity Portfolio	15,850,890
1,421,074		Maxim Federated Bond Portfolio	13,898,106
1,287,355		Maxim Global Bond Portfolio	14,070,792
1,303,361		Maxim High Yield Bond Portfolio	13,828,657
784,410		Maxim INVESCO ADR Portfolio	15,931,361
2,104,249		Maxim Janus Large Cap Growth Portfolio	27,186,898
458,778		Maxim Loomis Sayles Small-Cap Value Portfolio	10,198,626
1,157,102		Maxim MFS® International Growth Portfolio	15,968,011
2,004,541		Maxim T. Rowe Price Equity/Income Portfolio	40,652,082
724,979		Maxim T. Rowe Price MidCap Growth Portfolio	13,426,602
756,045		Maxim Trusco Small-Cap Growth Portfolio	13,412,242
1,190,956		Maxim U.S. Government Securities Portfolio	13,910,364

Total Moderately Aggressive Profile I Portfolio			$272,281,417
(Cost of Investments $260,983,199)

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

14,111,629	*	Great-West Life & Annuity Contract	$14,111,629
123,517		Maxim Ariel MidCap Value Portfolio	3,019,988
225,737		Maxim Ariel Small-Cap Value Portfolio	3,024,872
137,543		Maxim Bernstein International Equity Portfolio	2,050,773
481,985		Maxim Federated Bond Portfolio	4,713,814
291,109		Maxim Global Bond Portfolio	3,181,817
589,463		Maxim High Yield Bond Portfolio	6,254,198
101,357		Maxim INVESCO ADR Portfolio	2,058,568
357,007		Maxim Janus Large Cap Growth Portfolio	4,612,534
138,386		Maxim Loomis Sayles Small-Cap Value Portfolio	3,076,330
149,510		Maxim MFS® International Growth Portfolio	2,063,233
158,436		Maxim Short Duration Bond Portfolio	1,571,689
226,720		Maxim T. Rowe Price Equity/Income Portfolio	4,597,887
164,007		Maxim T. Rowe Price MidCap Growth Portfolio	3,037,407
403,938		Maxim U.S. Government Securities Portfolio	4,718,001

Total Moderately Conservative Profile I Portfolio			$62,092,740
(Cost of Investments $60,137,238)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.
Security is fair valued at March 31, 2007.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At March 31, 2007, the U.S. Federal income tax cost basis was $117,373,373. The Maxim Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,159,416 and gross depreciation of securities in which there was an excess of tax cost over value of $141,971, resulting in net appreciation of $7,017,445.

At March 31, 2007, the U.S. Federal income tax cost basis was $45,452,627. The Maxim Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,127,468 and gross depreciation of securities in which there was an excess of tax cost over value of $694,636, resulting in net appreciation of $432,832.

At March 31, 2007, the U.S. Federal income tax cost basis was $274,862,635. The Maxim Moderate Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,239,328 and gross depreciation of securities in which there was an excess of tax cost over value of $691,082, resulting in net appreciation of $9,548,246.

At March 31, 2007, the U.S. Federal income tax cost basis was $264,974,347. The Maxim Moderately Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,847,198 and gross depreciation of securities in which there was an excess of tax cost over value of $1,540,128, resulting in net appreciation of $7,307,070.

At March 31, 2007, the U.S. Federal income tax cost basis was $61,179,224. The Maxim Moderately Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,502,338 and gross depreciation of securities in which there was an excess of tax cost over value of $588,822, resulting in net appreciation of $913,516.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended March 31, 2007, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	03/31/2007

Aggressive Profile I Portfolio
Maxim Trusco Small-Cap Growth Portfolio
	348,108	$5,615,148	$456,232	$28,535	$9,970	$0	$6,175,438

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	03/31/2007

Conservative Profile I Portfolio
Maxim Short Duration Bond Portfolio
	349,737	$3,262,588	$258,984	$63,673	$(1,885)	$34,320	$3,469,391

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	03/31/2007

Moderate Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	1,135,345	$26,962,514	$848,656	$482,226	$165,462	$0	$27,759,189
Maxim Federated Bond Portfolio	2,216,371	13,355,244	8,312,952	73,489	(1,817)	175,927	21,676,111
Maxim Global Bond Portfolio	1,338,568	27,348,440	627,373	13,414,786	380,952	0	14,630,551
Maxim High Yield Bond Portfolio
	1,355,188	13,541,659	536,713	54,314	2,517	0	14,378,547
Maxim INVESCO ADR Portfolio
	699,503	13,923,770	420,893	430,893	174,358	0	14,206,901
Maxim Janus Large Cap Growth Portfolio
	2,187,957	26,936,636	989,697	84,710	24,164	0	28,268,410
Maxim Loomis Sayles Small-Cap Value Portfolio
	636,043	13,440,358	424,922	272,658	67,252	0	14,139,240
Maxim MFS® International Growth Portfolio
	1,031,851	13,927,610	419,778	596,670	15,630	0	14,239,539
Maxim U.S. Government Securities Portfolio
	1,857,473	13,378,468	8,340,308	74,970	(3,231)	205,948	21,695,288

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	03/31/2007

Moderately Aggressive Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	1,637,911	25,603,082	14,542,511	159,981	22,197	0	40,046,920
Maxim Federated Bond Portfolio	1,421,074	6,341,004	7,581,683	55,556	(497)	112,581	13,898,106
Maxim Global Bond Portfolio	1,287,355	25,969,028	740,841	12,658,198	412,106	0	14,070,792
Maxim High Yield Bond Portfolio
	1,303,361	12,858,698	709,792	75,214	4,048	0	13,828,657
Maxim INVESCO ADR Portfolio	784,410	17,609,903	616,272	2,071,426	838,577	0	15,931,361
Maxim Janus Large Cap Growth Portfolio
	2,104,249	25,577,786	1,337,219	141,211	10,647	0	27,186,898
Maxim Loomis Sayles Small-Cap Value Portfolio
	458,778	12,762,685	433,829	3,207,139	426,740	0	10,198,626
Maxim MFS® International Growth Portfolio
	1,157,102	17,640,732	616,119	2,727,779	218,877	0	15,968,011
Maxim Trusco Small-Cap Growth Portfolio
	756,045	12,402,908	764,941	75,628	(2,320)	0	13,412,242

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 UNAUDITED

COMMON STOCK
Shares		Value ($)

6,373,757	Maxim Ariel MidCap Value Portfolio	$155,838,352
4,368,170	Maxim Ariel Small-Cap Value Portfolio	58,533,482
4,431,163	Maxim Bernstein International Equity Portfolio	66,068,639
3,271,031	Maxim INVESCO ADR Portfolio	66,434,648
6,140,861	Maxim Janus Large Cap Growth Portfolio	79,339,927
2,677,837	Maxim Loomis Sayles Small-Cap Value Portfolio	59,528,315
4,824,960	Maxim MFS® International Growth Portfolio	66,584,449
5,849,632	Maxim T. Rowe Price Equity/Income Portfolio	118,630,540
4,231,710	Maxim T. Rowe Price MidCap Growth Portfolio	78,371,276
2,206,840	Maxim Trusco Small-Cap Growth Portfolio	39,149,341

Total Aggressive Profile II Portfolio		$788,478,969
(Cost of Investments $721,429,625)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

48,191,249	*#;	Great West Life & Annuity Contract	$50,713,088
445,040		Maxim Ariel MidCap Value Portfolio	10,881,221
406,660		Maxim Ariel Small-Cap Value Portfolio	5,449,248
247,830		Maxim Bernstein International Equity Portfolio	3,695,143
2,311,398		Maxim Federated Bond Portfolio	22,605,474
1,047,232		Maxim Global Bond Portfolio	11,446,245
3,181,175		Maxim High Yield Bond Portfolio	33,752,268
183,133		Maxim INVESCO ADR Portfolio	3,719,441
1,286,162		Maxim Janus Large Cap Growth Portfolio	16,617,209
249,267		Maxim Loomis Sayles Small-Cap Value Portfolio	5,541,196
268,493		Maxim MFS® International Growth Portfolio	3,705,198
1,709,644		Maxim Short Duration Bond Portfolio	16,959,672
816,626		Maxim T. Rowe Price Equity/Income Portfolio	16,561,172
1,937,115		Maxim U.S. Government Securities Portfolio	22,625,500

Total Conservative Profile II Portfolio			$224,272,075
(Cost of Investments $218,947,676)

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

161,996,273	*	Great West Life & Annuity Contract	$170,367,814
4,465,449		Maxim Ariel MidCap Value Portfolio	109,180,219
4,080,435		Maxim Ariel Small-Cap Value Portfolio	54,677,826
3,722,743		Maxim Bernstein International Equity Portfolio	55,506,094
8,714,346		Maxim Federated Bond Portfolio	85,226,302
5,263,079		Maxim Global Bond Portfolio	57,525,459
5,328,677		Maxim High Yield Bond Portfolio	56,537,265
2,751,319		Maxim INVESCO ADR Portfolio	55,879,290
8,605,515		Maxim Janus Large Cap Growth Portfolio	111,183,251
2,501,663		Maxim Loomis Sayles Small-Cap Value Portfolio	55,611,965
4,058,468		Maxim MFS® International Growth Portfolio	56,006,858
5,464,888		Maxim T. Rowe Price Equity/Income Portfolio	110,827,927
2,965,011		Maxim T. Rowe Price MidCap Growth Portfolio	54,912,007
7,303,236		Maxim U.S. Government Securities Portfolio	85,301,792

Total Moderate Profile II Portfolio			$1,118,744,069
(Cost of Investments $1,060,179,730)

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

4,594,521	*#;	Great West Life & Annuity Contract	$4,594,521
542,814		Maxim Ariel MidCap Value Portfolio	13,271,806
247,999		Maxim Ariel Small-Cap Value Portfolio	3,323,193
352,279		Maxim Bernstein International Equity Portfolio	5,252,486
470,319		Maxim Federated Bond Portfolio	4,599,716
426,057		Maxim Global Bond Portfolio	4,656,799
431,494		Maxim High Yield Bond Portfolio	4,578,151
259,870		Maxim INVESCO ADR Portfolio	5,277,955
697,102		Maxim Janus Large Cap Growth Portfolio	9,006,558
151,996		Maxim Loomis Sayles Small-Cap Value Portfolio	3,378,867
383,327		Maxim MFS® International Growth Portfolio	5,289,917
664,090		Maxim T. Rowe Price Equity/Income Portfolio	13,467,736
240,224		Maxim T. Rowe Price MidCap Growth Portfolio	4,448,950
250,580		Maxim Trusco Small-Cap Growth Portfolio	4,445,294
394,161		Maxim U.S. Government Securities Portfolio	4,603,797

Total Moderately Aggressive Profile II Portfolio			$90,195,746
(Cost of Investments $87,834,864)

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

6,206,038	*#;	Great West Life & Annuity Contract	$6,206,038
54,550		Maxim Ariel MidCap Value Portfolio	1,333,749
99,637		Maxim Ariel Small-Cap Value Portfolio	1,335,130
60,652		Maxim Bernstein International Equity Portfolio	904,326
211,440		Maxim Federated Bond Portfolio	2,067,886
127,526		Maxim Global Bond Portfolio	1,393,861
259,112		Maxim High Yield Bond Portfolio	2,749,179
44,596		Maxim INVESCO ADR Portfolio	905,741
157,142		Maxim Janus Large Cap Growth Portfolio	2,030,275
60,906		Maxim Loomis Sayles Small-Cap Value Portfolio	1,353,943
65,769		Maxim MFS® International Growth Portfolio	907,617
69,529		Maxim Short Duration Bond Portfolio	689,732
99,864		Maxim T. Rowe Price Equity/Income Portfolio	2,025,248
72,314		Maxim T. Rowe Price MidCap Growth Portfolio	1,339,247
177,200		Maxim U.S. Government Securities Portfolio	2,069,695

Total Moderately Conservative Profile II Portfolio			$27,311,667
(Cost of Investments $26,902,238)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.
#;Security is fair valued at March 31, 2007.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At March 31, 2007, the U.S. Federal income tax cost basis was $732,424,494. The Maxim Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $56,054,475 and gross depreciation of securities in which there was an excess of tax cost over value of $0, resulting in net appreciation of $56,054,475.

At March 31, 2007, the U.S. Federal income tax cost basis was $222,269,806. The Maxim Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,161,943 and gross depreciation of securities in which there was an excess of tax cost over value of $4,159,674, resulting in net appreciation of $2,002,269.

At March 31, 2007, the U.S. Federal income tax cost basis was $1,071,981,771. The Maxim Moderate Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $51,300,467 and gross depreciation of securities in which there was an excess of tax cost over value of $4,538,169, resulting in net appreciation of $46,762,298.

At March 31, 2007, the U.S. Federal income tax cost basis was $94,182,152. The Maxim Moderately Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $346,121 and gross depreciation of securities in which there was an excess of tax cost over value of $4,332,527, resulting in net depreciation of $3,986,406.

At March 31, 2007, the U.S. Federal income tax cost basis was $28,278,046. The Maxim Moderately Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $271,502 and gross depreciation of securities in which there was an excess of tax cost over value of $1,237,881, resulting in net depreciation of $966,379.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended March 31, 2007, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	03/31/2007

Aggressive Profile II Portfolio
Maxim Ariel MidCap Value Portfolio
	6,373,757	$154,521,424	$2,606,170	$3,768,610	$760,977	$0	$155,838,352
Maxim Ariel Small-Cap Value Portfolio
	4,368,170	58,064,460	892,455	1,418,644	689,910	0	58,533,482
Maxim Bernstein International Equity Portfolio
	4,431,163	68,386,677	929,370	3,152,681	991,158	0	66,068,639
Maxim INVESCO ADR Portfolio	3,271,031	66,449,408	953,129	2,086,718	1,016,682	0	66,434,648
Maxim Janus Large Cap Growth Portfolio
	6,140,861	77,171,938	3,191,091	2,053,589	178,917	0	79,339,927
Maxim Loomis Sayles Small-Cap Value Portfolio
	2,677,837	57,768,618	902,632	1,067,580	615,218	0	59,528,315
Maxim MFS® International Growth Portfolio
	4,824,960	66,475,541	944,119	2,665,702	485,695	0	66,584,449
Maxim T. Rowe Price Equity/Income Portfolio
	5,849,632	117,051,730	3,676,996	2,956,000	469,508	0	118,630,540
Maxim T. Rowe Price MidCap Growth Portfolio
	4,231,710	76,391,663	1,878,989	1,922,543	304,496	0	78,371,276
Maxim Trusco Small-Cap Growth Portfolio
	2,206,840	37,429,032	1,864,188	855,490	209,049	0	39,149,341

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	03/31/2007

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	2,311,398	$21,719,615	$1,438,212	$712,264	$(9,294)	$183,865	$22,605,474
Maxim Global Bond Portfolio	1,047,232	22,231,338	589,631	11,388,327	341,269	0	11,446,245
Maxim High Yield Bond Portfolio	3,181,175	33,033,370	1,318,150	1,491,336	(33,858)	0	33,752,268
Maxim Short Duration Bond Portfolio
	1,709,644	16,611,046	841,885	568,838	(28,108)	174,358	16,959,672
Maxim U.S. Government Securities Portfolio
	1,937,115	21,757,231	1,466,468	739,481	(34,739)	215,240	22,625,500

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	03/31/2007

Moderate Profile II Portfolio

Maxim Ariel MidCap Value Portfolio
	4,465,449	$111,856,798	$1,392,759	$5,463,147	$1,059,220	$0	$109,180,219
Maxim Ariel Small-Cap Value Portfolio	4,080,435	56,041,935	700,123	3,285,827	449,644	0	54,677,826
Maxim Bernstein International Equity Portfolio
	3,722,743	59,351,692	671,952	4,578,709	737,955	0	55,506,094
Maxim Federated Bond Portfolio	8,714,346	55,396,212	32,023,422	2,516,369	11,191	694,347	85,226,302
Maxim Global Bond Portfolio	5,263,079	113,410,146	1,145,237	56,660,381	2,145,919	0	57,525,459
Maxim High Yield Bond Portfolio	5,328,677	56,168,519	1,111,684	2,163,877	25,090	0	56,537,265
Maxim INVESCO ADR Portfolio	2,751,319	57,741,127	680,471	3,234,459	1,171,690	0	55,879,290
Maxim Janus Large Cap Growth Portfolio
	8,605,515	111,723,694	1,882,912	3,319,462	907,181	0	111,183,251
Maxim Loomis Sayles Small-Cap Value Portfolio
	2,501,663	55,756,045	705,839	2,721,609	596,112	0	55,611,965
Maxim MFS® International Growth Portfolio
	4,058,468	57,763,457	676,635	4,117,848	334,751	0	56,006,858
Maxim T. Rowe Price Equity/Income Portfolio
	5,464,888	112,967,548	1,388,597	3,403,268	1,470,985	0	110,827,927
Maxim T. Rowe Price MidCap Growth Portfolio
	2,965,011	55,298,858	706,320	2,388,570	432,462	0	54,912,007
Maxim U.S. Government Securities Portfolio
	7,303,236	55,492,077	32,132,933	2,634,091	(102,806)	812,830	85,301,792